UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2005 Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund

Semi-Annual Report
September 30, 2022

Contents

Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	39.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund 3.00%	8.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Short-Term Credit Fund	2.1
Fidelity Series Overseas Fund	2.0
Fidelity Series International Value Fund	2.0
Fidelity Series International Growth Fund	1.9
88.9

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.15% to 3.29% 12/15/22 to 12/29/22 (b) (Cost $99,263)	100,000	99,314

Domestic Equity Funds - 7.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	124,352	1,510,882
Fidelity Advisor Series Growth Opportunities Fund (c)	121,228	1,063,167
Fidelity Advisor Series Small Cap Fund (c)	62,367	652,981
Fidelity Series All-Sector Equity Fund (c)	69,163	593,415
Fidelity Series Commodity Strategy Fund (c)	1,048,930	2,192,264
Fidelity Series Large Cap Stock Fund (c)	156,393	2,309,930
Fidelity Series Large Cap Value Index Fund (c)	19,221	244,496
Fidelity Series Opportunistic Insights Fund (c)	96,635	1,373,182
Fidelity Series Small Cap Opportunities Fund (c)	71,362	769,286
Fidelity Series Stock Selector Large Cap Value Fund (c)	131,142	1,464,857
Fidelity Series Value Discovery Fund (c)	109,774	1,511,586
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,203,383)		13,686,046

International Equity Funds - 13.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	125,527	1,556,533
Fidelity Series Emerging Markets Fund (c)	149,137	1,079,755
Fidelity Series Emerging Markets Opportunities Fund (c)	705,904	10,249,719
Fidelity Series International Growth Fund (c)	281,160	3,604,471
Fidelity Series International Small Cap Fund (c)	68,574	938,094
Fidelity Series International Value Fund (c)	421,176	3,617,898
Fidelity Series Overseas Fund (c)	381,732	3,637,909
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,995,394)		24,684,379

Bond Funds - 68.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,798,829	36,658,699
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	20,960	167,471
Fidelity Series Emerging Markets Debt Fund (c)	135,810	931,655
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	38,250	304,852
Fidelity Series Floating Rate High Income Fund (c)	21,337	185,636
Fidelity Series High Income Fund (c)	125,946	992,452
Fidelity Series International Credit Fund (c)	14,078	110,793
Fidelity Series International Developed Markets Bond Index Fund (c)	862,190	7,345,860
Fidelity Series Investment Grade Bond Fund (c)	7,348,974	71,725,982
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,113,111	6,645,271
Fidelity Series Real Estate Income Fund (c)	49,430	470,569
TOTAL BOND FUNDS (Cost $139,129,768)		125,539,240

Short-Term Funds - 10.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	53,195	53,206
Fidelity Series Government Money Market Fund 3.00% (c)(e)	15,689,272	15,689,272
Fidelity Series Short-Term Credit Fund (c)	403,896	3,828,932
TOTAL SHORT-TERM FUNDS (Cost $19,744,466)		19,571,410

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $198,172,274)	183,580,389
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,900)
NET ASSETS - 100.0%	183,577,489

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	29	Dec 2022	3,249,813	(199,944)	(199,944)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	Dec 2022	274,000	(2,926)	(2,926)

TOTAL PURCHASED					(202,870)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec 2022	720,300	18,378	18,378
ICE E-mini MSCI EAFE Index Contracts (United States)	7	Dec 2022	581,210	58,885	58,885
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	Dec 2022	217,875	117	117

TOTAL SOLD					77,380

TOTAL FUTURES CONTRACTS					(125,490)
The notional amount of futures purchased as a percentage of Net Assets is 1.9%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,314.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	53,365	765,489	765,648	1,196	-	-	53,206	0.0%
Total	53,365	765,489	765,648	1,196	-	-	53,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,730,921	417,979	266,358	-	(16,418)	(355,242)	1,510,882
Fidelity Advisor Series Growth Opportunities Fund	1,187,018	438,989	212,908	-	(24,070)	(325,862)	1,063,167
Fidelity Advisor Series Small Cap Fund	785,658	156,657	143,546	-	(12,042)	(133,746)	652,981
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	34,146,354	9,628,616	5,601,677	-	(87,396)	(1,427,198)	36,658,699
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	211,922	1,680,400	1,687,471	-	(16,667)	(20,713)	167,471
Fidelity Series All-Sector Equity Fund	742,393	97,154	96,452	-	(7,375)	(142,305)	593,415
Fidelity Series Canada Fund	1,847,336	254,010	167,156	-	(2,821)	(374,836)	1,556,533
Fidelity Series Commodity Strategy Fund	3,167,711	1,914,381	1,077,677	1,542,273	(244,555)	(1,567,596)	2,192,264
Fidelity Series Emerging Markets Debt Fund	1,099,191	121,215	102,737	27,963	(5,547)	(180,467)	931,655
Fidelity Series Emerging Markets Debt Local Currency Fund	361,867	18,631	34,610	-	(4,283)	(36,753)	304,852
Fidelity Series Emerging Markets Fund	1,298,074	200,851	123,747	-	(9,200)	(286,223)	1,079,755
Fidelity Series Emerging Markets Opportunities Fund	11,695,185	2,222,628	1,108,505	-	(71,786)	(2,487,803)	10,249,719
Fidelity Series Floating Rate High Income Fund	216,914	16,336	36,639	5,377	(2,888)	(8,087)	185,636
Fidelity Series Government Money Market Fund 3.00%	21,517,858	1,393,121	7,221,707	111,476	-	-	15,689,272
Fidelity Series High Income Fund	1,284,707	90,722	221,880	30,708	(19,140)	(141,957)	992,452
Fidelity Series Inflation-Protected Bond Index Fund	4,270,619	54,593	4,250,090	19,406	126,753	(201,875)	-
Fidelity Series International Credit Fund	128,486	1,754	-	1,754	-	(19,447)	110,793
Fidelity Series International Developed Markets Bond Index Fund	6,624,405	2,132,470	752,625	11,070	(38,704)	(619,686)	7,345,860
Fidelity Series International Growth Fund	4,235,213	890,734	531,398	-	(64,862)	(925,216)	3,604,471
Fidelity Series International Small Cap Fund	1,169,533	158,947	111,261	-	(11,880)	(267,245)	938,094
Fidelity Series International Value Fund	4,278,116	782,182	482,217	-	(29,633)	(930,550)	3,617,898
Fidelity Series Investment Grade Bond Fund	85,065,499	5,715,304	10,317,247	1,130,473	(598,752)	(8,138,822)	71,725,982
Fidelity Series Large Cap Stock Fund	2,723,467	669,373	472,010	135,657	21,717	(632,617)	2,309,930
Fidelity Series Large Cap Value Index Fund	294,561	45,397	46,257	-	2,474	(51,679)	244,496
Fidelity Series Long-Term Treasury Bond Index Fund	7,881,047	1,285,658	755,670	93,613	(50,452)	(1,715,312)	6,645,271
Fidelity Series Opportunistic Insights Fund	1,599,533	388,801	252,898	-	(23,104)	(339,150)	1,373,182
Fidelity Series Overseas Fund	4,258,859	929,802	460,812	-	(39,678)	(1,050,262)	3,637,909
Fidelity Series Real Estate Income Fund	783,758	67,063	273,953	36,304	11,219	(117,518)	470,569
Fidelity Series Short-Term Credit Fund	5,389,935	286,261	1,726,385	34,492	(40,432)	(80,447)	3,828,932
Fidelity Series Small Cap Opportunities Fund	969,997	117,935	116,707	36,170	(10,950)	(190,989)	769,286
Fidelity Series Stock Selector Large Cap Value Fund	1,738,355	295,616	272,682	-	2,255	(298,687)	1,464,857
Fidelity Series Value Discovery Fund	1,770,556	238,393	257,092	-	12,870	(253,141)	1,511,586
	214,475,048	32,711,973	39,182,374	3,216,736	(1,255,347)	(23,321,431)	183,427,869

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	99,314	-	99,314	-

Domestic Equity Funds	13,686,046	13,686,046	-	-

International Equity Funds	24,684,379	24,684,379	-	-

Bond Funds	125,539,240	125,539,240	-	-

Short-Term Funds	19,571,410	19,571,410	-	-
Total Investments in Securities:	183,580,389	183,481,075	99,314	-
Derivative Instruments:

Assets
Futures Contracts	77,380	77,380	-	-
Total Assets	77,380	77,380	-	-

Liabilities
Futures Contracts	(202,870)	(202,870)	-	-
Total Liabilities	(202,870)	(202,870)	-	-
Total Derivative Instruments:	(125,490)	(125,490)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	77,380	0
Total Equity Risk	77,380	0
Interest Rate Risk
Futures Contracts (a)	0	(202,870)
Total Interest Rate Risk	0	(202,870)
Total Value of Derivatives	77,380	(202,870)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $99,263)		$99,314
Fidelity Central Funds (cost $53,206)		53,206
Other affiliated issuers (cost $198,019,805)		183,427,869

Total Investment in Securities (cost $198,172,274)			$183,580,389
Cash			30,922
Receivable for investments sold			1,538,726
Receivable for fund shares sold			355,814
Distributions receivable from Fidelity Central Funds			297
Receivable for daily variation margin on futures contracts			377
Total assets			185,506,525
Liabilities
Payable for investments purchased		$1,412,811
Payable for fund shares redeemed		411,913
Accrued management fee		72,346
Distribution and service plan fees payable		29,645
Payable for daily variation margin on futures contracts		2,321
Total Liabilities			1,929,036
Net Assets			$183,577,489
Net Assets consist of:
Paid in capital			$198,535,897
Total accumulated earnings (loss)			(14,958,408)
Net Assets			$183,577,489

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($62,983,660 ÷ 6,692,087 shares) (a)			$9.41
Maximum offering price per share (100/94.25 of $9.41)			$9.98
Class M :
Net Asset Value and redemption price per share ($26,942,185 ÷ 2,869,323 shares) (a)			$9.39
Maximum offering price per share (100/96.50 of $9.39)			$9.73
Class C :
Net Asset Value and offering price per share ($4,947,838 ÷ 531,004 shares) (a)			$9.32
Class I :
Net Asset Value , offering price and redemption price per share ($68,934,954 ÷ 7,295,081 shares)			$9.45
Class Z :
Net Asset Value , offering price and redemption price per share ($6,849,269 ÷ 725,742 shares)			$9.44
Class Z6 :
Net Asset Value , offering price and redemption price per share ($12,919,583 ÷ 1,368,573 shares)			$9.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,057,438
Interest		919
Income from Fidelity Central Funds		1,196
Total Income		3,059,553
Expenses
Management fee	$454,777
Distribution and service plan fees	187,995
Independent trustees' fees and expenses	345
Total expenses before reductions	643,117
Expense reductions	(55)
Total expenses after reductions		643,062
Net Investment income (loss)		2,416,491
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2
Affiliated issuers	(1,255,347)
Futures contracts	(75,504)
Capital gain distributions from underlying funds:
Affiliated issuers	159,298
Total net realized gain (loss)		(1,171,551)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	52
Affiliated issuers	(23,321,431)
Futures contracts	(168,825)
Total change in net unrealized appreciation (depreciation)		(23,490,204)
Net gain (loss)		(24,661,755)
Net increase (decrease) in net assets resulting from operations		$(22,245,264)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,416,491	$5,214,786
Net realized gain (loss)	(1,171,551)	7,224,171
Change in net unrealized appreciation (depreciation)	(23,490,204)	(13,960,590)
Net increase (decrease) in net assets resulting from operations	(22,245,264)	(1,521,633)
Distributions to shareholders	(5,460,009)	(12,106,656)
Share transactions - net increase (decrease)	(3,291,046)	(10,275,204)
Total increase (decrease) in net assets	(30,996,319)	(23,903,493)

Net Assets
Beginning of period	214,573,808	238,477,301
End of period	$183,577,489	$214,573,808

Financial Highlights
Fidelity Advisor Freedom® Income Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.82	$11.49	$10.50	$10.76	$11.01	$10.94
Income from Investment Operations
Net investment income (loss) A,B	.12	.24	.09	.18	.20	.15
Net realized and unrealized gain (loss)	(1.25)	(.34)	1.30	(.06) C	.12	.34
Total from investment operations	(1.13)	(.10)	1.39	.12	.32	.49
Distributions from net investment income	(.03)	(.23)	(.11)	(.18)	(.19)	(.15)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.28) D	(.57)	(.40) D	(.38)	(.57)	(.42) D
Net asset value, end of period	$9.41	$10.82	$11.49	$10.50	$10.76	$11.01
Total Return E,F,G	(10.64)%	(1.04)%	13.41%	1.04% C	3.14%	4.47%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.72% J	.72%	.72%	.72%	.71% K	.63%
Expenses net of fee waivers, if any	.72% J	.72%	.72%	.72%	.71% K	.63%
Expenses net of all reductions	.72% J	.72%	.72%	.72%	.71% K	.63%
Net investment income (loss)	2.35% J	2.11%	.80%	1.64%	1.84%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$62,984	$75,687	$73,935	$61,807	$69,817	$76,141
Portfolio turnover rate L	33% J	47%	29%	25%	36%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .93%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$11.47	$10.49	$10.74	$11.00	$10.93
Income from Investment Operations
Net investment income (loss) A,B	.11	.21	.06	.15	.17	.13
Net realized and unrealized gain (loss)	(1.24)	(.34)	1.30	(.04) C	.12	.33
Total from investment operations	(1.13)	(.13)	1.36	.11	.29	.46
Distributions from net investment income	(.02)	(.21)	(.08)	(.16)	(.17)	(.13)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.27) D	(.55)	(.38)	(.36)	(.55)	(.39)
Net asset value, end of period	$9.39	$10.79	$11.47	$10.49	$10.74	$11.00
Total Return E,F,G	(10.68)%	(1.31)%	13.06%	.90% C	2.78%	4.22%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.97% J	.97%	.96% K	.97%	.96% K	.89%
Expenses net of fee waivers, if any	.97% J	.97%	.96% K	.97%	.96% K	.89%
Expenses net of all reductions	.97% J	.97%	.96% K	.97%	.96% K	.89%
Net investment income (loss)	2.10% J	1.86%	.55%	1.39%	1.59%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$26,942	$31,925	$36,006	$36,147	$38,059	$38,204
Portfolio turnover rate L	33% J	47%	29%	25%	36%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .79%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$11.43	$10.47	$10.73	$10.98	$10.91
Income from Investment Operations
Net investment income (loss) A,B	.08	.15	.01	.10	.12	.07
Net realized and unrealized gain (loss)	(1.23)	(.33)	1.29	(.06) C	.12	.33
Total from investment operations	(1.15)	(.18)	1.30	.04	.24	.40
Distributions from net investment income	- D	(.20)	(.04)	(.10)	(.11)	(.07)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.25) E	(.53) E	(.34)	(.30)	(.49)	(.33)
Net asset value, end of period	$9.32	$10.72	$11.43	$10.47	$10.73	$10.98
Total Return F,G,H	(10.91)%	(1.75)%	12.49%	.30% C	2.35%	3.69%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.47% K	1.47%	1.47%	1.46% L	1.46% L	1.39%
Expenses net of fee waivers, if any	1.47% K	1.47%	1.47%	1.46% L	1.46% B,L	1.39%
Expenses net of all reductions	1.47% K	1.47%	1.46%	1.46% L	1.46% L	1.39%
Net investment income (loss)	1.60% K	1.36%	.05%	.89%	1.09%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$4,948	$6,378	$8,255	$7,918	$8,915	$13,727
Portfolio turnover rate M	33% K	47%	29%	25%	36%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .19%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$11.53	$10.53	$10.79	$11.05	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.13	.27	.12	.21	.23	.18
Net realized and unrealized gain (loss)	(1.25)	(.34)	1.31	(.06) C	.11	.33
Total from investment operations	(1.12)	(.07)	1.43	.15	.34	.51
Distributions from net investment income	(.05)	(.26)	(.13)	(.21)	(.22)	(.18)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.38)	(.26)
Total distributions	(.29)	(.60)	(.43)	(.41)	(.60)	(.44)
Net asset value, end of period	$9.45	$10.86	$11.53	$10.53	$10.79	$11.05
Total Return D,E	(10.48)%	(.80)%	13.72%	1.30% C	3.30%	4.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.46% I	.46% I	.47%	.46% I	.39%
Expenses net of fee waivers, if any	.47% H	.46% I	.46% I	.47%	.46% I	.39%
Expenses net of all reductions	.47% H	.46% I	.46% I	.47%	.46% I	.39%
Net investment income (loss)	2.60% H	2.36%	1.05%	1.89%	2.09%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$68,935	$79,536	$87,775	$83,215	$82,975	$83,723
Portfolio turnover rate J	33% H	47%	29%	25%	36%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.19%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$11.52	$10.53	$10.79	$10.91
Income from Investment Operations
Net investment income (loss) B,C	.13	.28	.12	.21	.24
Net realized and unrealized gain (loss)	(1.24)	(.34)	1.31	(.05) D	.01
Total from investment operations	(1.11)	(.06)	1.43	.16	.25
Distributions from net investment income	(.05)	(.27)	(.14)	(.22)	(.15)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.22)
Total distributions	(.30) E	(.61)	(.44)	(.42)	(.37)
Net asset value, end of period	$9.44	$10.85	$11.52	$10.53	$10.79
Total Return F,G	(10.44)%	(.75)%	13.72%	1.36% D	2.47%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.41% J,K	.41% J	.42%	.42%	.42% K
Expenses net of fee waivers, if any	.41% J,K	.41% J	.42%	.42%	.42% K
Expenses net of all reductions	.41% J,K	.41% J	.42%	.42%	.42% K
Net investment income (loss)	2.65% K	2.41%	1.10%	1.94%	4.60% K
Supplemental Data
Net assets, end of period (000 omitted)	$6,849	$7,064	$8,919	$3,128	$765
Portfolio turnover rate L	33% K	47%	29%	25%	36%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.25%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$11.52	$10.52	$10.78	$11.04	$11.09
Income from Investment Operations
Net investment income (loss) B,C	.14	.28	.13	.22	.23	.27
Net realized and unrealized gain (loss)	(1.25)	(.34)	1.31	(.06) D	.13	.03
Total from investment operations	(1.11)	(.06)	1.44	.16	.36	.30
Distributions from net investment income	(.05)	(.27)	(.14)	(.22)	(.24)	(.16)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.38)	(.19)
Total distributions	(.30) E	(.61)	(.44)	(.42)	(.62)	(.35)
Net asset value, end of period	$9.44	$10.85	$11.52	$10.52	$10.78	$11.04
Total Return F,G	(10.44)%	(.71)%	13.87%	1.38% D	3.48%	2.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.37% J,K	.36% K	.37%	.36% K	.37%	.37% J
Expenses net of fee waivers, if any	.37% J,K	.36% K	.37%	.36% K	.37%	.37% J
Expenses net of all reductions	.36% J,K	.36% K	.37%	.36% K	.37%	.37% J
Net investment income (loss)	2.70% J	2.46%	1.15%	1.99%	2.19%	2.92% J
Supplemental Data
Net assets, end of period (000 omitted)	$12,920	$13,984	$23,587	$21,248	$25,022	$1,693
Portfolio turnover rate L	33% J	47%	29%	25%	36%	21%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.27%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	38.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.8
Fidelity Series Government Money Market Fund 3.00%	8.2
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Overseas Fund	2.1
Fidelity Series International Value Fund	2.1
Fidelity Series International Growth Fund	2.1
Fidelity Series Short-Term Credit Fund	2.0
87.2

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.15% to 3.29% 12/15/22 to 12/29/22 (b) (Cost $59,587)	60,000	59,623

Domestic Equity Funds - 8.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	89,366	1,085,794
Fidelity Advisor Series Growth Opportunities Fund (c)	87,105	763,914
Fidelity Advisor Series Small Cap Fund (c)	44,801	469,069
Fidelity Series All-Sector Equity Fund (c)	49,673	426,194
Fidelity Series Commodity Strategy Fund (c)	649,925	1,358,344
Fidelity Series Large Cap Stock Fund (c)	112,404	1,660,214
Fidelity Series Large Cap Value Index Fund (c)	14,019	178,320
Fidelity Series Opportunistic Insights Fund (c)	69,446	986,821
Fidelity Series Small Cap Opportunities Fund (c)	51,981	560,354
Fidelity Series Stock Selector Large Cap Value Fund (c)	94,245	1,052,719
Fidelity Series Value Discovery Fund (c)	79,127	1,089,584
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,888,553)		9,631,327

International Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	83,081	1,030,207
Fidelity Series Emerging Markets Fund (c)	95,542	691,727
Fidelity Series Emerging Markets Opportunities Fund (c)	452,450	6,569,572
Fidelity Series International Growth Fund (c)	186,026	2,384,859
Fidelity Series International Small Cap Fund (c)	45,341	620,261
Fidelity Series International Value Fund (c)	278,669	2,393,765
Fidelity Series Overseas Fund (c)	252,584	2,407,125
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,811,801)		16,097,516

Bond Funds - 67.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,226,968	21,490,240
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	87,128	696,156
Fidelity Series Emerging Markets Debt Fund (c)	83,985	576,135
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	23,814	189,801
Fidelity Series Floating Rate High Income Fund (c)	13,251	115,285
Fidelity Series High Income Fund (c)	78,217	616,348
Fidelity Series International Credit Fund (c)	13,379	105,296
Fidelity Series International Developed Markets Bond Index Fund (c)	530,978	4,523,934
Fidelity Series Investment Grade Bond Fund (c)	4,480,613	43,730,781
Fidelity Series Long-Term Treasury Bond Index Fund (c)	700,152	4,179,906
Fidelity Series Real Estate Income Fund (c)	30,674	292,018
TOTAL BOND FUNDS (Cost $84,950,634)		76,515,900

Short-Term Funds - 10.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	81,922	81,939
Fidelity Series Government Money Market Fund 3.00% (c)(e)	9,322,833	9,322,833
Fidelity Series Short-Term Credit Fund (c)	239,459	2,270,068
TOTAL SHORT-TERM FUNDS (Cost $11,779,176)		11,674,840

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $121,489,751)	113,979,206
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,815)
NET ASSETS - 100.0%	113,977,391

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	19	Dec 2022	2,129,188	(130,998)	(130,998)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	Dec 2022	274,000	(2,926)	(2,926)

TOTAL PURCHASED					(133,924)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Dec 2022	540,225	11,857	11,857
ICE E-mini MSCI EAFE Index Contracts (United States)	5	Dec 2022	415,150	35,096	35,096
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	Dec 2022	130,725	70	70

TOTAL SOLD					47,023

TOTAL FUTURES CONTRACTS					(86,901)
The notional amount of futures purchased as a percentage of Net Assets is 2.1%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,623.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	55,815	629,396	603,272	1,128	-	-	81,939	0.0%
Total	55,815	629,396	603,272	1,128	-	-	81,939

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,435,837	223,414	282,107	-	(16,126)	(275,224)	1,085,794
Fidelity Advisor Series Growth Opportunities Fund	984,605	271,778	217,234	-	(27,320)	(247,915)	763,914
Fidelity Advisor Series Small Cap Fund	651,729	74,802	142,942	-	(10,834)	(103,686)	469,069
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20,907,595	5,530,599	4,066,421	-	(48,959)	(832,574)	21,490,240
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,031,370	1,090,884	1,265,089	-	(74,303)	(86,706)	696,156
Fidelity Series All-Sector Equity Fund	615,810	34,338	106,039	-	(8,193)	(109,722)	426,194
Fidelity Series Canada Fund	1,362,090	106,948	179,279	-	2,963	(262,515)	1,030,207
Fidelity Series Commodity Strategy Fund	2,118,309	1,161,956	802,050	961,240	(126,413)	(993,458)	1,358,344
Fidelity Series Emerging Markets Debt Fund	731,304	63,604	100,752	17,727	(18,063)	(99,958)	576,135
Fidelity Series Emerging Markets Debt Local Currency Fund	241,705	7,561	33,180	-	(6,006)	(20,279)	189,801
Fidelity Series Emerging Markets Fund	908,970	98,964	120,715	-	(8,338)	(187,154)	691,727
Fidelity Series Emerging Markets Opportunities Fund	8,189,517	1,158,990	1,085,346	-	(91,631)	(1,601,958)	6,569,572
Fidelity Series Floating Rate High Income Fund	145,049	7,873	30,612	3,425	(1,232)	(5,793)	115,285
Fidelity Series Government Money Market Fund 3.00%	13,492,074	751,099	4,920,340	66,605	-	-	9,322,833
Fidelity Series High Income Fund	859,033	44,492	184,513	19,664	(7,013)	(95,651)	616,348
Fidelity Series Inflation-Protected Bond Index Fund	2,727,543	31,496	2,709,283	14,159	69,545	(119,301)	-
Fidelity Series International Credit Fund	122,111	1,667	-	1,667	-	(18,482)	105,296
Fidelity Series International Developed Markets Bond Index Fund	4,388,303	1,273,324	718,003	7,026	(36,237)	(383,453)	4,523,934
Fidelity Series International Growth Fund	3,109,470	471,654	511,790	-	(72,298)	(612,177)	2,384,859
Fidelity Series International Small Cap Fund	852,805	86,557	126,824	-	(34,301)	(157,976)	620,261
Fidelity Series International Value Fund	3,141,037	400,685	493,530	-	(31,695)	(622,732)	2,393,765
Fidelity Series Investment Grade Bond Fund	55,392,046	2,768,543	8,954,415	703,880	(576,067)	(4,899,326)	43,730,781
Fidelity Series Large Cap Stock Fund	2,259,110	362,722	495,008	100,504	79,946	(546,556)	1,660,214
Fidelity Series Large Cap Value Index Fund	244,343	21,100	49,010	-	9,029	(47,142)	178,320
Fidelity Series Long-Term Treasury Bond Index Fund	5,351,573	708,726	724,014	60,602	(61,472)	(1,094,907)	4,179,906
Fidelity Series Opportunistic Insights Fund	1,326,831	209,675	265,668	-	(20,232)	(263,785)	986,821
Fidelity Series Overseas Fund	3,126,870	498,202	463,976	-	(54,940)	(699,031)	2,407,125
Fidelity Series Real Estate Income Fund	522,278	33,368	197,563	21,836	11,181	(77,246)	292,018
Fidelity Series Short-Term Credit Fund	3,379,362	138,620	1,175,053	20,809	(27,290)	(45,571)	2,270,068
Fidelity Series Small Cap Opportunities Fund	804,665	52,830	140,884	26,398	(8,038)	(148,219)	560,354
Fidelity Series Stock Selector Large Cap Value Fund	1,441,992	150,705	313,762	-	28,983	(255,199)	1,052,719
Fidelity Series Value Discovery Fund	1,468,683	124,023	320,635	-	60,874	(243,361)	1,089,584
	143,334,019	17,961,199	31,196,037	2,025,542	(1,104,480)	(15,157,057)	113,837,644

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	59,623	-	59,623	-

Domestic Equity Funds	9,631,327	9,631,327	-	-

International Equity Funds	16,097,516	16,097,516	-	-

Bond Funds	76,515,900	76,515,900	-	-

Short-Term Funds	11,674,840	11,674,840	-	-
Total Investments in Securities:	113,979,206	113,919,583	59,623	-
Derivative Instruments:

Assets
Futures Contracts	47,023	47,023	-	-
Total Assets	47,023	47,023	-	-

Liabilities
Futures Contracts	(133,924)	(133,924)	-	-
Total Liabilities	(133,924)	(133,924)	-	-
Total Derivative Instruments:	(86,901)	(86,901)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	47,023	0
Total Equity Risk	47,023	0
Interest Rate Risk
Futures Contracts (a)	0	(133,924)
Total Interest Rate Risk	0	(133,924)
Total Value of Derivatives	47,023	(133,924)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2005 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $59,587)		$59,623
Fidelity Central Funds (cost $81,939)		81,939
Other affiliated issuers (cost $121,348,225)		113,837,644

Total Investment in Securities (cost $121,489,751)			$113,979,206
Cash			21,697
Receivable for investments sold			955,222
Receivable for fund shares sold			56,378
Distributions receivable from Fidelity Central Funds			284
Receivable for daily variation margin on futures contracts			108
Total assets			115,012,895
Liabilities
Payable for investments purchased		740,731
Payable for fund shares redeemed		228,937
Accrued management fee		45,102
Distribution and service plan fees payable		18,889
Payable for daily variation margin on futures contracts		1,845
Total Liabilities			1,035,504
Net Assets			$113,977,391
Net Assets consist of:
Paid in capital			$121,615,591
Total accumulated earnings (loss)			(7,638,200)
Net Assets			$113,977,391

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($45,587,164 ÷ 4,759,846 shares) (a)			$9.58
Maximum offering price per share (100/94.25 of $9.58)			$10.16
Class M :
Net Asset Value and redemption price per share ($19,143,921 ÷ 2,004,421 shares) (a)			$9.55
Maximum offering price per share (100/96.50 of $9.55)			$9.90
Class C :
Net Asset Value and offering price per share ($748,584 ÷ 78,234 shares) (a)			$9.57
Class I :
Net Asset Value , offering price and redemption price per share ($36,121,877 ÷ 3,738,472 shares)			$9.66
Class Z :
Net Asset Value , offering price and redemption price per share ($6,080,283 ÷ 633,784 shares)			$9.59
Class Z6 :
Net Asset Value , offering price and redemption price per share ($6,295,562 ÷ 654,544 shares)			$9.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,910,091
Interest		553
Income from Fidelity Central Funds		1,128
Total Income		1,911,772
Expenses
Management fee	$291,606
Distribution and service plan fees	122,621
Independent trustees' fees and expenses	223
Total expenses before reductions	414,450
Expense reductions	(61)
Total expenses after reductions		414,389
Net Investment income (loss)		1,497,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8
Affiliated issuers	(1,104,480)
Futures contracts	(22,239)
Capital gain distributions from underlying funds:
Affiliated issuers	115,451
Total net realized gain (loss)		(1,011,260)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	37
Affiliated issuers	(15,157,057)
Futures contracts	(128,070)
Total change in net unrealized appreciation (depreciation)		(15,285,090)
Net gain (loss)		(16,296,350)
Net increase (decrease) in net assets resulting from operations		$(14,798,967)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,497,383	$3,331,846
Net realized gain (loss)	(1,011,260)	6,843,136
Change in net unrealized appreciation (depreciation)	(15,285,090)	(10,720,439)
Net increase (decrease) in net assets resulting from operations	(14,798,967)	(545,457)
Distributions to shareholders	(3,733,968)	(10,944,435)
Share transactions - net increase (decrease)	(10,916,771)	(7,545,903)
Total increase (decrease) in net assets	(29,449,706)	(19,035,795)

Net Assets
Beginning of period	143,427,097	162,462,892
End of period	$113,977,391	$143,427,097

Financial Highlights
Fidelity Advisor Freedom® 2005 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$11.99	$10.85	$11.36	$11.92	$11.84
Income from Investment Operations
Net investment income (loss) A,B	.12	.25	.10	.19	.21	.16
Net realized and unrealized gain (loss)	(1.31)	(.33)	1.64	(.16)	.14	.53
Total from investment operations	(1.19)	(.08)	1.74	.03	.35	.69
Distributions from net investment income	(.01)	(.26)	(.11)	(.20)	(.22)	(.17)
Distributions from net realized gain	(.29)	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.30)	(.84) C	(.60)	(.54)	(.91) C	(.61)
Net asset value, end of period	$9.58	$11.07	$11.99	$10.85	$11.36	$11.92
Total Return D,E,F	(10.96)%	(.90)%	16.31%	.04%	3.24%	5.87%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.72%	.72%	.72%	.73%	.66%
Expenses net of fee waivers, if any	.72% I	.72%	.72%	.72%	.73%	.66%
Expenses net of all reductions	.72% I	.72%	.71%	.72%	.73%	.66%
Net investment income (loss)	2.29% I	2.07%	.81%	1.62%	1.80%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$45,587	$64,023	$76,060	$74,103	$86,981	$101,642
Portfolio turnover rate J	28% I	45%	31%	28%	28%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$11.97	$10.83	$11.35	$11.91	$11.83
Income from Investment Operations
Net investment income (loss) A,B	.10	.22	.07	.16	.18	.13
Net realized and unrealized gain (loss)	(1.31)	(.32)	1.64	(.17)	.14	.53
Total from investment operations	(1.21)	(.10)	1.71	(.01)	.32	.66
Distributions from net investment income	- C	(.23)	(.08)	(.17)	(.19)	(.14)
Distributions from net realized gain	(.29)	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.29)	(.82)	(.57)	(.51)	(.88) D	(.58)
Net asset value, end of period	$9.55	$11.05	$11.97	$10.83	$11.35	$11.91
Total Return E,F,G	(11.11)%	(1.13)%	16.06%	(.31)%	2.98%	5.64%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.97% J	.96% K	.97%	.97%	.98%	.91%
Expenses net of fee waivers, if any	.97% J	.96% K	.97%	.97%	.98%	.91%
Expenses net of all reductions	.97% J	.96% K	.97%	.97%	.98%	.91%
Net investment income (loss)	2.04% J	1.82%	.56%	1.37%	1.55%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$19,144	$20,760	$21,606	$22,480	$24,132	$25,730
Portfolio turnover rate L	28% J	45%	31%	28%	28%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.09	$11.99	$10.85	$11.35	$11.91	$11.81
Income from Investment Operations
Net investment income (loss) A,B	.08	.16	.01	.10	.12	.07
Net realized and unrealized gain (loss)	(1.32)	(.32)	1.64	(.16)	.13	.54
Total from investment operations	(1.24)	(.16)	1.65	(.06)	.25	.61
Distributions from net investment income	-	(.16)	(.02)	(.10)	(.12)	(.07)
Distributions from net realized gain	(.28)	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.28)	(.74) C	(.51)	(.44)	(.81) C	(.51)
Net asset value, end of period	$9.57	$11.09	$11.99	$10.85	$11.35	$11.91
Total Return D,E,F	(11.34)%	(1.55)%	15.42%	(.70)%	2.35%	5.21%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.47% I	1.46% J	1.47%	1.47%	1.48%	1.41%
Expenses net of fee waivers, if any	1.47% I	1.46% J	1.47%	1.47%	1.48%	1.41%
Expenses net of all reductions	1.47% I	1.46% J	1.47%	1.47%	1.48%	1.41%
Net investment income (loss)	1.54% I	1.32%	.06%	.87%	1.05%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$749	$1,051	$1,360	$1,642	$2,302	$5,867
Portfolio turnover rate K	28% I	45%	31%	28%	28%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$12.08	$10.93	$11.45	$12.00	$11.92
Income from Investment Operations
Net investment income (loss) A,B	.13	.28	.13	.22	.24	.19
Net realized and unrealized gain (loss)	(1.33)	(.33)	1.66	(.17)	.14	.54
Total from investment operations	(1.20)	(.05)	1.79	.05	.38	.73
Distributions from net investment income	(.02)	(.29)	(.15)	(.23)	(.25)	(.20)
Distributions from net realized gain	(.29)	(.59)	(.49)	(.34)	(.68)	(.44)
Total distributions	(.30) C	(.87) C	(.64)	(.57)	(.93)	(.65) C
Net asset value, end of period	$9.66	$11.16	$12.08	$10.93	$11.45	$12.00
Total Return D,E	(10.89)%	(.64)%	16.62%	.21%	3.53%	6.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.46% I	.47%	.47%	.48%	.41%
Expenses net of fee waivers, if any	.47% H	.46% I	.47%	.47%	.48%	.41%
Expenses net of all reductions	.47% H	.46% I	.46%	.47%	.48%	.41%
Net investment income (loss)	2.54% H	2.32%	1.06%	1.87%	2.05%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$36,122	$45,986	$54,932	$46,911	$49,013	$59,386
Portfolio turnover rate J	28% H	45%	31%	28%	28%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.09	$12.01	$10.88	$11.41	$11.84
Income from Investment Operations
Net investment income (loss) B,C	.13	.28	.13	.22	.20
Net realized and unrealized gain (loss)	(1.32)	(.31)	1.64	(.16)	.01
Total from investment operations	(1.19)	(.03)	1.77	.06	.21
Distributions from net investment income	(.02)	(.31)	(.15)	(.25)	(.26)
Distributions from net realized gain	(.29)	(.59)	(.49)	(.34)	(.39)
Total distributions	(.31)	(.89) D	(.64)	(.59)	(.64) D
Net asset value, end of period	$9.59	$11.09	$12.01	$10.88	$11.41
Total Return E,F	(10.94)%	(.48)%	16.59%	.32%	2.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I,J	.42%	.41% J	.42%	.43% I
Expenses net of fee waivers, if any	.41% I,J	.42%	.41% J	.42%	.43% I
Expenses net of all reductions	.41% I,J	.42%	.41% J	.42%	.43% I
Net investment income (loss)	2.59% I	2.37%	1.11%	1.92%	3.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$6,080	$5,885	$4,101	$2,851	$126
Portfolio turnover rate K	28% I	45%	31%	28%	28%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$12.04	$10.90	$11.42	$12.00	$12.04
Income from Investment Operations
Net investment income (loss) B,C	.14	.29	.14	.23	.25	.13
Net realized and unrealized gain (loss)	(1.32)	(.32)	1.65	(.16)	.13	.33
Total from investment operations	(1.18)	(.03)	1.79	.07	.38	.46
Distributions from net investment income	(.02)	(.31)	(.16)	(.25)	(.28)	(.19)
Distributions from net realized gain	(.29)	(.59)	(.49)	(.34)	(.68)	(.31)
Total distributions	(.31)	(.90)	(.65)	(.59)	(.96)	(.50)
Net asset value, end of period	$9.62	$11.11	$12.04	$10.90	$11.42	$12.00
Total Return D,E	(10.82)%	(.52)%	16.72%	.35%	3.53%	3.78%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36% H,I	.36%	.37%	.37%	.37%	.39% H,I
Expenses net of fee waivers, if any	.36% H,I	.36%	.37%	.37%	.37%	.39% H,I
Expenses net of all reductions	.36% H,I	.36%	.37%	.37%	.37%	.39% H,I
Net investment income (loss)	2.64% H	2.42%	1.16%	1.97%	2.16%	1.30% H
Supplemental Data
Net assets, end of period (000 omitted)	$6,296	$5,722	$4,404	$2,652	$1,849	$1,408
Portfolio turnover rate J	28% H	45%	31%	28%	28%	20%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	34.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.3
Fidelity Series Emerging Markets Opportunities Fund	6.7
Fidelity Series Government Money Market Fund 3.00%	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.1
Fidelity Series Overseas Fund	2.8
Fidelity Series International Value Fund	2.8
Fidelity Series International Growth Fund	2.8
80.3

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.43% to 3.29% 10/20/22 to 12/29/22 (b) (Cost $148,976)	150,000	149,053

Domestic Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	366,274	4,450,232
Fidelity Advisor Series Growth Opportunities Fund (c)	357,814	3,138,028
Fidelity Advisor Series Small Cap Fund (c)	184,919	1,936,100
Fidelity Series All-Sector Equity Fund (c)	205,280	1,761,305
Fidelity Series Commodity Strategy Fund (c)	1,554,643	3,249,204
Fidelity Series Large Cap Stock Fund (c)	459,853	6,792,035
Fidelity Series Large Cap Value Index Fund (c)	57,429	730,498
Fidelity Series Opportunistic Insights Fund (c)	284,787	4,046,818
Fidelity Series Small Cap Opportunities Fund (c)	212,213	2,287,652
Fidelity Series Stock Selector Large Cap Value Fund (c)	386,339	4,315,406
Fidelity Series Value Discovery Fund (c)	323,340	4,452,392
TOTAL DOMESTIC EQUITY FUNDS (Cost $34,074,860)		37,159,670

International Equity Funds - 17.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	261,419	3,241,590
Fidelity Series Emerging Markets Fund (c)	267,700	1,938,151
Fidelity Series Emerging Markets Opportunities Fund (c)	1,247,585	18,114,932
Fidelity Series International Growth Fund (c)	583,086	7,475,158
Fidelity Series International Small Cap Fund (c)	142,557	1,950,177
Fidelity Series International Value Fund (c)	873,493	7,503,304
Fidelity Series Overseas Fund (c)	791,749	7,545,371
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $47,667,965)		47,768,683

Bond Funds - 60.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,702,863	35,732,626
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,053,402	8,416,683
Fidelity Series Emerging Markets Debt Fund (c)	199,917	1,371,431
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	57,426	457,688
Fidelity Series Floating Rate High Income Fund (c)	32,469	282,482
Fidelity Series High Income Fund (c)	185,051	1,458,200
Fidelity Series International Credit Fund (c)	32,154	253,050
Fidelity Series International Developed Markets Bond Index Fund (c)	1,272,180	10,838,977
Fidelity Series Investment Grade Bond Fund (c)	9,614,448	93,837,009
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,765,228	10,538,411
Fidelity Series Real Estate Income Fund (c)	72,597	691,128
TOTAL BOND FUNDS (Cost $183,428,275)		163,877,685

Short-Term Funds - 7.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	147,570	147,599
Fidelity Series Government Money Market Fund 3.00% (c)(e)	16,383,823	16,383,823
Fidelity Series Short-Term Credit Fund (c)	414,049	3,925,189
TOTAL SHORT-TERM FUNDS (Cost $20,638,093)		20,456,611

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $285,958,169)	269,411,702
NET OTHER ASSETS (LIABILITIES) - 0.0%	(59,482)
NET ASSETS - 100.0%	269,352,220

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	44	Dec 2022	4,930,750	(301,470)	(301,470)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	Dec 2022	548,000	(7,182)	(7,182)

TOTAL PURCHASED					(308,652)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6	Dec 2022	1,080,450	21,036	21,036
ICE E-mini MSCI EAFE Index Contracts (United States)	12	Dec 2022	996,360	105,058	105,058
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	9	Dec 2022	392,175	211	211

TOTAL SOLD					126,305

TOTAL FUTURES CONTRACTS					(182,347)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $149,053.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	121,986	1,246,462	1,220,849	2,049	-	-	147,599	0.0%
Total	121,986	1,246,462	1,220,849	2,049	-	-	147,599

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	5,628,251	723,384	732,815	-	(75,856)	(1,092,732)	4,450,232
Fidelity Advisor Series Growth Opportunities Fund	3,859,646	976,948	596,084	-	(89,974)	(1,012,508)	3,138,028
Fidelity Advisor Series Small Cap Fund	2,554,673	244,758	401,966	-	(44,632)	(416,733)	1,936,100
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	33,791,489	8,193,427	4,771,616	-	(93,618)	(1,387,056)	35,732,626
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,444,444	2,163,076	1,505,252	-	(128,859)	(1,556,726)	8,416,683
Fidelity Series All-Sector Equity Fund	2,413,957	108,456	291,136	-	(33,178)	(436,794)	1,761,305
Fidelity Series Canada Fund	4,161,643	200,037	305,621	-	2,621	(817,090)	3,241,590
Fidelity Series Commodity Strategy Fund	4,945,170	2,625,333	1,629,978	2,296,931	(370,842)	(2,320,479)	3,249,204
Fidelity Series Emerging Markets Debt Fund	1,693,283	100,758	142,993	41,809	(24,476)	(255,141)	1,371,431
Fidelity Series Emerging Markets Debt Local Currency Fund	563,000	4,258	47,094	-	(8,600)	(53,876)	457,688
Fidelity Series Emerging Markets Fund	2,458,307	201,643	183,787	-	(8,749)	(529,263)	1,938,151
Fidelity Series Emerging Markets Opportunities Fund	22,149,317	2,332,236	1,701,586	-	(174,843)	(4,490,192)	18,114,932
Fidelity Series Floating Rate High Income Fund	338,625	10,649	50,184	8,145	(4,952)	(11,656)	282,482
Fidelity Series Government Money Market Fund 3.00%	23,543,772	1,116,265	8,276,214	115,052	-	-	16,383,823
Fidelity Series High Income Fund	2,005,415	60,633	364,091	46,720	(34,408)	(209,349)	1,458,200
Fidelity Series Inflation-Protected Bond Index Fund	5,369,336	37,009	5,306,245	30,117	137,046	(237,146)	-
Fidelity Series International Credit Fund	293,461	4,006	-	4,007	-	(44,417)	253,050
Fidelity Series International Developed Markets Bond Index Fund	10,248,891	2,581,030	1,003,829	16,766	(66,306)	(920,809)	10,838,977
Fidelity Series International Growth Fund	9,550,160	1,051,353	987,004	-	(89,809)	(2,049,542)	7,475,158
Fidelity Series International Small Cap Fund	2,640,861	141,434	225,538	-	(59,833)	(546,747)	1,950,177
Fidelity Series International Value Fund	9,646,462	918,061	998,340	-	(63,915)	(1,998,964)	7,503,304
Fidelity Series Investment Grade Bond Fund	117,440,520	3,499,222	15,378,561	1,513,175	(1,005,504)	(10,718,668)	93,837,009
Fidelity Series Large Cap Stock Fund	8,855,618	1,211,993	1,385,469	411,188	178,125	(2,068,232)	6,792,035
Fidelity Series Large Cap Value Index Fund	957,808	52,451	125,678	-	23,905	(177,988)	730,498
Fidelity Series Long-Term Treasury Bond Index Fund	13,147,649	1,416,087	1,148,088	152,433	(94,373)	(2,782,864)	10,538,411
Fidelity Series Opportunistic Insights Fund	5,201,135	687,733	703,734	-	(110,445)	(1,027,871)	4,046,818
Fidelity Series Overseas Fund	9,603,263	1,134,837	836,112	-	(69,984)	(2,286,633)	7,545,371
Fidelity Series Real Estate Income Fund	1,214,196	60,085	425,106	53,316	21,610	(179,657)	691,128
Fidelity Series Short-Term Credit Fund	5,897,136	151,908	1,997,657	35,899	(51,812)	(74,386)	3,925,189
Fidelity Series Small Cap Opportunities Fund	3,154,164	173,392	413,552	108,038	(50,304)	(576,048)	2,287,652
Fidelity Series Stock Selector Large Cap Value Fund	5,652,465	430,762	851,287	-	66,115	(982,649)	4,315,406
Fidelity Series Value Discovery Fund	5,757,199	307,405	873,393	-	176,053	(914,872)	4,452,392
	334,181,316	32,920,629	53,660,010	4,833,596	(2,149,797)	(42,177,088)	269,115,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	149,053	-	149,053	-

Domestic Equity Funds	37,159,670	37,159,670	-	-

International Equity Funds	47,768,683	47,768,683	-	-

Bond Funds	163,877,685	163,877,685	-	-

Short-Term Funds	20,456,611	20,456,611	-	-
Total Investments in Securities:	269,411,702	269,262,649	149,053	-
Derivative Instruments:

Assets
Futures Contracts	126,305	126,305	-	-
Total Assets	126,305	126,305	-	-

Liabilities
Futures Contracts	(308,652)	(308,652)	-	-
Total Liabilities	(308,652)	(308,652)	-	-
Total Derivative Instruments:	(182,347)	(182,347)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	126,305	0
Total Equity Risk	126,305	0
Interest Rate Risk
Futures Contracts (a)	0	(308,652)
Total Interest Rate Risk	0	(308,652)
Total Value of Derivatives	126,305	(308,652)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $148,976)		$149,053
Fidelity Central Funds (cost $147,599)		147,599
Other affiliated issuers (cost $285,661,594)		269,115,050

Total Investment in Securities (cost $285,958,169)			$269,411,702
Receivable for investments sold			2,907,677
Receivable for fund shares sold			57,579
Distributions receivable from Fidelity Central Funds			513
Receivable for daily variation margin on futures contracts			368
Total assets			272,377,839
Liabilities
Payable for investments purchased		2,098,066
Payable for fund shares redeemed		759,585
Accrued management fee		113,062
Distribution and service plan fees payable		47,206
Payable for daily variation margin on futures contracts		7,700
Total Liabilities			3,025,619
Net Assets			$269,352,220
Net Assets consist of:
Paid in capital			$285,764,596
Total accumulated earnings (loss)			(16,412,376)
Net Assets			$269,352,220

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($107,214,673 ÷ 11,134,147 shares) (a)			$9.63
Maximum offering price per share (100/94.25 of $9.63)			$10.22
Class M :
Net Asset Value and redemption price per share ($49,339,129 ÷ 5,159,520 shares) (a)			$9.56
Maximum offering price per share (100/96.50 of $9.56)			$9.91
Class C :
Net Asset Value and offering price per share ($2,461,145 ÷ 259,050 shares) (a)			$9.50
Class I :
Net Asset Value , offering price and redemption price per share ($82,018,819 ÷ 8,477,919 shares)			$9.67
Class Z :
Net Asset Value , offering price and redemption price per share ($9,091,991 ÷ 946,598 shares)			$9.60
Class Z6 :
Net Asset Value , offering price and redemption price per share ($19,226,463 ÷ 1,995,777 shares)			$9.63
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,377,524
Interest		1,271
Income from Fidelity Central Funds		2,049
Total Income		4,380,844
Expenses
Management fee	$724,778
Distribution and service plan fees	305,682
Independent trustees' fees and expenses	524
Total expenses before reductions	1,030,984
Expense reductions	(30)
Total expenses after reductions		1,030,954
Net Investment income (loss)		3,349,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	80
Affiliated issuers	(2,149,797)
Futures contracts	(69,146)
Capital gain distributions from underlying funds:
Affiliated issuers	456,072
Total net realized gain (loss)		(1,762,791)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	77
Affiliated issuers	(42,177,088)
Futures contracts	(269,578)
Total change in net unrealized appreciation (depreciation)		(42,446,589)
Net gain (loss)		(44,209,380)
Net increase (decrease) in net assets resulting from operations		$(40,859,490)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,349,890	$7,669,107
Net realized gain (loss)	(1,762,791)	20,103,123
Change in net unrealized appreciation (depreciation)	(42,446,589)	(27,720,911)
Net increase (decrease) in net assets resulting from operations	(40,859,490)	51,319
Distributions to shareholders	(11,289,222)	(30,763,243)
Share transactions - net increase (decrease)	(12,867,013)	(9,416,963)
Total increase (decrease) in net assets	(65,015,725)	(40,128,887)

Net Assets
Beginning of period	334,367,945	374,496,832
End of period	$269,352,220	$334,367,945

Financial Highlights
Fidelity Advisor Freedom® 2010 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$12.53	$10.97	$11.78	$12.42	$12.34
Income from Investment Operations
Net investment income (loss) A,B	.11	.25	.10	.19	.21	.16
Net realized and unrealized gain (loss)	(1.55)	(.26)	2.18	(.31)	.15	.72
Total from investment operations	(1.44)	(.01)	2.28	(.12)	.36	.88
Distributions from net investment income	- C	(.26)	(.11)	(.20)	(.21)	(.17)
Distributions from net realized gain	(.39)	(.80)	(.61)	(.49)	(.79)	(.62)
Total distributions	(.39)	(1.06)	(.72)	(.69)	(1.00)	(.80) D
Net asset value, end of period	$9.63	$11.46	$12.53	$10.97	$11.78	$12.42
Total Return E,F,G	(12.79)%	(.41)%	21.28%	(1.39)%	3.28%	7.18%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.74% J	.75%	.76%	.77%	.77% K	.69%
Expenses net of fee waivers, if any	.74% J	.75%	.76%	.77%	.77% K	.69%
Expenses net of all reductions	.74% J	.75%	.76%	.77%	.77% K	.69%
Net investment income (loss)	2.17% J	2.06%	.81%	1.56%	1.75%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$107,215	$137,046	$164,212	$162,920	$198,633	$230,553
Portfolio turnover rate L	22% J	37%	26%	23%	24%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$12.46	$10.92	$11.73	$12.37	$12.30
Income from Investment Operations
Net investment income (loss) A,B	.10	.22	.07	.15	.18	.13
Net realized and unrealized gain (loss)	(1.54)	(.26)	2.16	(.30)	.15	.71
Total from investment operations	(1.44)	(.04)	2.23	(.15)	.33	.84
Distributions from net investment income	-	(.24)	(.09)	(.17)	(.18)	(.15)
Distributions from net realized gain	(.39)	(.80)	(.61)	(.49)	(.79)	(.62)
Total distributions	(.39)	(1.03) C	(.69) C	(.66)	(.97)	(.77)
Net asset value, end of period	$9.56	$11.39	$12.46	$10.92	$11.73	$12.37
Total Return D,E,F	(12.93)%	(.63)%	20.90%	(1.63)%	3.06%	6.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.99% I	1.00%	1.01%	1.02%	1.02% J	.94%
Expenses net of fee waivers, if any	.99% I	1.00%	1.01%	1.02%	1.02% J	.94%
Expenses net of all reductions	.99% I	1.00%	1.01%	1.02%	1.02% J	.94%
Net investment income (loss)	1.92% I	1.81%	.56%	1.31%	1.50%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$49,339	$60,633	$69,654	$64,750	$71,679	$77,068
Portfolio turnover rate K	22% I	37%	26%	23%	24%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.34	$12.42	$10.87	$11.66	$12.29	$12.22
Income from Investment Operations
Net investment income (loss) A,B	.07	.16	.01	.10	.12	.07
Net realized and unrealized gain (loss)	(1.53)	(.27)	2.16	(.30)	.14	.70
Total from investment operations	(1.46)	(.11)	2.17	(.20)	.26	.77
Distributions from net investment income	-	(.18)	(.02)	(.10)	(.11)	(.08)
Distributions from net realized gain	(.38)	(.80)	(.60)	(.49)	(.78)	(.62)
Total distributions	(.38)	(.97) C	(.62)	(.59)	(.89)	(.70)
Net asset value, end of period	$9.50	$11.34	$12.42	$10.87	$11.66	$12.29
Total Return D,E,F	(13.14)%	(1.19)%	20.36%	(2.02)%	2.45%	6.37%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.50% I,J	1.50%	1.51%	1.51% I	1.52% I	1.44%
Expenses net of fee waivers, if any	1.50% I,J	1.50%	1.51%	1.51% I	1.52% I	1.44%
Expenses net of all reductions	1.50% I,J	1.50%	1.51%	1.51% I	1.52% I	1.44%
Net investment income (loss)	1.42% J	1.31%	.06%	.81%	1.00%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$2,461	$4,335	$6,544	$8,343	$10,765	$26,227
Portfolio turnover rate K	22% J	37%	26%	23%	24%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$12.58	$11.02	$11.82	$12.47	$12.40
Income from Investment Operations
Net investment income (loss) A,B	.13	.29	.13	.22	.24	.19
Net realized and unrealized gain (loss)	(1.56)	(.28)	2.19	(.30)	.14	.72
Total from investment operations	(1.43)	.01	2.32	(.08)	.38	.91
Distributions from net investment income	(.01)	(.30)	(.15)	(.23)	(.25)	(.21)
Distributions from net realized gain	(.39)	(.80)	(.61)	(.49)	(.79)	(.62)
Total distributions	(.40)	(1.09) C	(.76)	(.72)	(1.03) C	(.84) C
Net asset value, end of period	$9.67	$11.50	$12.58	$11.02	$11.82	$12.47
Total Return D,E	(12.68)%	(.21)%	21.50%	(1.04)%	3.50%	7.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.50%	.51%	.52%	.52% I	.45%
Expenses net of fee waivers, if any	.49% H	.50%	.51%	.52%	.52% I	.45%
Expenses net of all reductions	.49% H	.50%	.51%	.52%	.52% I	.45%
Net investment income (loss)	2.42% H	2.31%	1.06%	1.81%	2.00%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$82,019	$103,754	$114,929	$107,764	$131,896	$137,019
Portfolio turnover rate J	22% H	37%	26%	23%	24%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$12.51	$10.95	$11.78	$12.30
Income from Investment Operations
Net investment income (loss) B,C	.13	.29	.14	.22	.27
Net realized and unrealized gain (loss)	(1.54)	(.27)	2.18	(.30)	(.11)
Total from investment operations	(1.41)	.02	2.32	(.08)	.16
Distributions from net investment income	(.02)	(.31)	(.15)	(.26)	(.26)
Distributions from net realized gain	(.39)	(.80)	(.61)	(.49)	(.42)
Total distributions	(.41)	(1.11)	(.76)	(.75)	(.68)
Net asset value, end of period	$9.60	$11.42	$12.51	$10.95	$11.78
Total Return D,E	(12.65)%	(.20)%	21.71%	(1.05)%	1.65%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.43% H,I	.44%	.45%	.46% H	.47% H,I
Expenses net of fee waivers, if any	.43% H,I	.44%	.45%	.46% H	.47% H,I
Expenses net of all reductions	.43% H,I	.44%	.45%	.46% H	.47% H,I
Net investment income (loss)	2.48% I	2.37%	1.12%	1.87%	4.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$9,092	$8,545	$6,514	$5,895	$257
Portfolio turnover rate J	22% I	37%	26%	23%	24%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$12.54	$10.99	$11.81	$12.47	$12.50
Income from Investment Operations
Net investment income (loss) B,C	.13	.30	.14	.23	.25	.05
Net realized and unrealized gain (loss)	(1.54)	(.27)	2.19	(.31)	.15	.53
Total from investment operations	(1.41)	.03	2.33	(.08)	.40	.58
Distributions from net investment income	(.02)	(.32)	(.17)	(.26)	(.27)	(.20)
Distributions from net realized gain	(.39)	(.80)	(.61)	(.49)	(.79)	(.42)
Total distributions	(.41)	(1.12)	(.78)	(.74) D	(1.06)	(.61) D
Net asset value, end of period	$9.63	$11.45	$12.54	$10.99	$11.81	$12.47
Total Return E,F	(12.61)%	(.10)%	21.67%	(1.01)%	3.66%	4.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.38%	.38%	.39%	.39%	.41% I,J
Expenses net of fee waivers, if any	.38% I	.38%	.38%	.39%	.39%	.41% I,J
Expenses net of all reductions	.38% I	.38%	.38%	.39%	.39%	.41% I,J
Net investment income (loss)	2.54% I	2.43%	1.18%	1.94%	2.13%	.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$19,226	$20,054	$12,643	$8,352	$6,566	$4,744
Portfolio turnover rate K	22% I	37%	26%	23%	24%	20%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	31.3
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Government Money Market Fund 3.00%	3.8
Fidelity Series Large Cap Stock Fund	3.6
Fidelity Series Overseas Fund	3.5
Fidelity Series International Value Fund	3.5
75.0

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2015 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.2% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $308,059)	310,000	308,205

Domestic Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	1,103,294	13,405,023
Fidelity Advisor Series Growth Opportunities Fund (c)	1,077,981	9,453,892
Fidelity Advisor Series Small Cap Fund (c)	557,326	5,835,207
Fidelity Series All-Sector Equity Fund (c)	618,734	5,308,738
Fidelity Series Commodity Strategy Fund (c)	3,264,690	6,823,202
Fidelity Series Large Cap Stock Fund (c)	1,384,962	20,455,896
Fidelity Series Large Cap Value Index Fund (c)	173,574	2,207,858
Fidelity Series Opportunistic Insights Fund (c)	859,193	12,209,138
Fidelity Series Small Cap Opportunities Fund (c)	642,750	6,928,842
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,163,750	12,999,091
Fidelity Series Value Discovery Fund (c)	976,214	13,442,467
TOTAL DOMESTIC EQUITY FUNDS (Cost $96,699,294)		109,069,354

International Equity Funds - 21.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	689,248	8,546,675
Fidelity Series Emerging Markets Fund (c)	646,384	4,679,821
Fidelity Series Emerging Markets Opportunities Fund (c)	3,001,207	43,577,519
Fidelity Series International Growth Fund (c)	1,535,472	19,684,752
Fidelity Series International Small Cap Fund (c)	375,170	5,132,332
Fidelity Series International Value Fund (c)	2,300,275	19,759,365
Fidelity Series Overseas Fund (c)	2,085,081	19,870,819
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $115,555,721)		121,251,283

Bond Funds - 54.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,496,396	43,390,222
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	4,048,280	32,345,757
Fidelity Series Emerging Markets Debt Fund (c)	425,216	2,916,983
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	122,601	977,131
Fidelity Series Floating Rate High Income Fund (c)	68,861	599,091
Fidelity Series High Income Fund (c)	389,284	3,067,555
Fidelity Series International Credit Fund (c)	76,531	602,303
Fidelity Series International Developed Markets Bond Index Fund (c)	2,677,950	22,816,138
Fidelity Series Investment Grade Bond Fund (c)	18,146,373	177,108,603
Fidelity Series Long-Term Treasury Bond Index Fund (c)	3,937,472	23,506,706
Fidelity Series Real Estate Income Fund (c)	152,796	1,454,619
TOTAL BOND FUNDS (Cost $348,841,371)		308,785,108

Short-Term Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	262,118	262,171
Fidelity Series Government Money Market Fund 3.00% (c)(e)	21,603,742	21,603,742
Fidelity Series Short-Term Credit Fund (c)	509,231	4,827,512
TOTAL SHORT-TERM FUNDS (Cost $26,924,268)		26,693,425

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $588,328,713)	566,107,375
NET OTHER ASSETS (LIABILITIES) - 0.0%	(126,385)
NET ASSETS - 100.0%	565,980,990

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	92	Dec 2022	10,309,750	(632,411)	(632,411)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	9	Dec 2022	1,233,000	(16,146)	(16,146)

TOTAL PURCHASED					(648,557)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	13	Dec 2022	2,340,975	38,208	38,208
ICE E-mini MSCI EAFE Index Contracts (United States)	29	Dec 2022	2,407,870	275,141	275,141
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	18	Dec 2022	784,350	422	422

TOTAL SOLD					313,771

TOTAL FUTURES CONTRACTS					(334,786)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $308,205.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	392,069	3,301,632	3,431,530	3,862	-	-	262,171	0.0%
Total	392,069	3,301,632	3,431,530	3,862	-	-	262,171

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	17,090,705	1,858,761	1,950,957	-	(246,439)	(3,347,047)	13,405,023
Fidelity Advisor Series Growth Opportunities Fund	11,720,610	2,744,081	1,622,750	-	(453,578)	(2,934,471)	9,453,892
Fidelity Advisor Series Small Cap Fund	7,757,541	612,326	1,115,462	-	(130,675)	(1,288,523)	5,835,207
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	40,394,461	10,539,621	5,744,175	-	(116,647)	(1,683,038)	43,390,222
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	34,874,501	8,338,450	4,489,180	-	(438,450)	(5,939,564)	32,345,757
Fidelity Series All-Sector Equity Fund	7,330,350	226,568	810,508	-	(105,951)	(1,331,721)	5,308,738
Fidelity Series Canada Fund	11,113,065	468,464	855,281	-	50,426	(2,229,999)	8,546,675
Fidelity Series Commodity Strategy Fund	10,623,401	5,540,099	3,617,623	4,886,569	(785,826)	(4,936,849)	6,823,202
Fidelity Series Emerging Markets Debt Fund	3,626,658	183,826	293,649	89,744	(58,281)	(541,571)	2,916,983
Fidelity Series Emerging Markets Debt Local Currency Fund	1,205,895	7,818	101,951	-	(20,394)	(114,237)	977,131
Fidelity Series Emerging Markets Fund	6,017,747	452,303	464,724	-	(19,162)	(1,306,343)	4,679,821
Fidelity Series Emerging Markets Opportunities Fund	54,223,177	4,980,419	4,215,498	-	(300,847)	(11,109,732)	43,577,519
Fidelity Series Floating Rate High Income Fund	727,513	21,996	114,669	17,398	(11,852)	(23,897)	599,091
Fidelity Series Government Money Market Fund 3.00%	32,567,120	2,808,441	13,771,819	144,480	-	-	21,603,742
Fidelity Series High Income Fund	4,308,592	118,309	836,766	100,301	(62,234)	(460,346)	3,067,555
Fidelity Series Inflation-Protected Bond Index Fund	9,603,893	70,534	9,481,537	68,266	247,320	(440,210)	-
Fidelity Series International Credit Fund	698,487	9,537	-	9,537	-	(105,721)	602,303
Fidelity Series International Developed Markets Bond Index Fund	22,044,901	5,208,848	2,320,349	35,863	(167,871)	(1,949,391)	22,816,138
Fidelity Series International Growth Fund	25,534,360	2,341,777	2,457,888	-	(326,391)	(5,407,106)	19,684,752
Fidelity Series International Small Cap Fund	7,074,526	233,331	543,289	-	(150,922)	(1,481,314)	5,132,332
Fidelity Series International Value Fund	25,791,086	2,148,942	2,665,549	-	94,435	(5,609,549)	19,759,365
Fidelity Series Investment Grade Bond Fund	226,567,329	7,927,926	34,793,555	2,902,497	(2,671,922)	(19,921,175)	177,108,603
Fidelity Series Large Cap Stock Fund	26,891,734	3,159,900	3,816,693	1,247,755	391,565	(6,170,610)	20,455,896
Fidelity Series Large Cap Value Index Fund	2,908,521	105,501	332,991	-	68,774	(541,947)	2,207,858
Fidelity Series Long-Term Treasury Bond Index Fund	29,647,133	3,082,708	2,709,390	344,400	(260,664)	(6,253,081)	23,506,706
Fidelity Series Opportunistic Insights Fund	15,794,099	1,835,652	1,931,557	-	(376,458)	(3,112,598)	12,209,138
Fidelity Series Overseas Fund	25,676,347	2,566,887	2,058,732	-	(154,296)	(6,159,387)	19,870,819
Fidelity Series Real Estate Income Fund	2,601,759	132,208	933,438	117,496	38,839	(384,749)	1,454,619
Fidelity Series Short-Term Credit Fund	8,157,727	213,651	3,381,830	45,884	(92,196)	(69,840)	4,827,512
Fidelity Series Small Cap Opportunities Fund	9,577,921	511,196	1,248,152	328,294	(164,165)	(1,747,958)	6,928,842
Fidelity Series Stock Selector Large Cap Value Fund	17,164,449	1,033,873	2,394,465	-	247,060	(3,051,826)	12,999,091
Fidelity Series Value Discovery Fund	17,482,673	734,185	2,512,050	-	528,452	(2,790,793)	13,442,467
	716,798,281	70,218,138	113,586,477	10,338,484	(5,448,350)	(102,444,593)	565,536,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	308,205	-	308,205	-

Domestic Equity Funds	109,069,354	109,069,354	-	-

International Equity Funds	121,251,283	121,251,283	-	-

Bond Funds	308,785,108	308,785,108	-	-

Short-Term Funds	26,693,425	26,693,425	-	-
Total Investments in Securities:	566,107,375	565,799,170	308,205	-
Derivative Instruments:

Assets
Futures Contracts	313,771	313,771	-	-
Total Assets	313,771	313,771	-	-

Liabilities
Futures Contracts	(648,557)	(648,557)	-	-
Total Liabilities	(648,557)	(648,557)	-	-
Total Derivative Instruments:	(334,786)	(334,786)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	313,771	0
Total Equity Risk	313,771	0
Interest Rate Risk
Futures Contracts (a)	0	(648,557)
Total Interest Rate Risk	0	(648,557)
Total Value of Derivatives	313,771	(648,557)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $308,059)		$308,205
Fidelity Central Funds (cost $262,169)		262,171
Other affiliated issuers (cost $587,758,485)		565,536,999

Total Investment in Securities (cost $588,328,713)			$566,107,375
Receivable for investments sold			6,882,025
Receivable for fund shares sold			103,595
Distributions receivable from Fidelity Central Funds			920
Receivable for daily variation margin on futures contracts			1,446
Total assets			573,095,361
Liabilities
Payable for investments purchased		5,186,189
Payable for fund shares redeemed		1,552,176
Accrued management fee		260,020
Distribution and service plan fees payable		100,473
Payable for daily variation margin on futures contracts		15,513
Total Liabilities			7,114,371
Net Assets			$565,980,990
Net Assets consist of:
Paid in capital			$588,858,791
Total accumulated earnings (loss)			(22,877,801)
Net Assets			$565,980,990

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($249,589,164 ÷ 26,858,209 shares) (a)			$9.29
Maximum offering price per share (100/94.25 of $9.29)			$9.86
Class M :
Net Asset Value and redemption price per share ($85,264,286 ÷ 9,223,372 shares) (a)			$9.24
Maximum offering price per share (100/96.50 of $9.24)			$9.58
Class C :
Net Asset Value and offering price per share ($9,642,799 ÷ 1,053,126 shares) (a)			$9.16
Class I :
Net Asset Value , offering price and redemption price per share ($164,952,777 ÷ 17,552,128 shares)			$9.40
Class Z :
Net Asset Value , offering price and redemption price per share ($26,307,130 ÷ 2,824,922 shares)			$9.31
Class Z6 :
Net Asset Value , offering price and redemption price per share ($30,224,834 ÷ 3,230,592 shares)			$9.36
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,975,158
Interest		2,655
Income from Fidelity Central Funds		3,862
Total Income		8,981,675
Expenses
Management fee	$1,680,392
Distribution and service plan fees	652,000
Independent trustees' fees and expenses	1,125
Total expenses before reductions	2,333,517
Expense reductions	(21)
Total expenses after reductions		2,333,496
Net Investment income (loss)		6,648,179
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	218
Affiliated issuers	(5,448,350)
Futures contracts	(220,879)
Capital gain distributions from underlying funds:
Affiliated issuers	1,363,326
Total net realized gain (loss)		(4,305,685)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	147
Affiliated issuers	(102,444,593)
Futures contracts	(527,156)
Total change in net unrealized appreciation (depreciation)		(102,971,602)
Net gain (loss)		(107,277,287)
Net increase (decrease) in net assets resulting from operations		$(100,629,108)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,648,179	$16,852,885
Net realized gain (loss)	(4,305,685)	55,607,699
Change in net unrealized appreciation (depreciation)	(102,971,602)	(68,047,088)
Net increase (decrease) in net assets resulting from operations	(100,629,108)	4,413,496
Distributions to shareholders	(30,103,233)	(78,805,498)
Share transactions - net increase (decrease)	(20,582,024)	(53,924,482)
Total increase (decrease) in net assets	(151,314,365)	(128,316,484)

Net Assets
Beginning of period	717,295,355	845,611,839
End of period	$565,980,990	$717,295,355

Financial Highlights
Fidelity Advisor Freedom® 2015 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$12.59	$10.71	$11.79	$12.59	$12.43
Income from Investment Operations
Net investment income (loss) A,B	.10	.25	.09	.18	.21	.16
Net realized and unrealized gain (loss)	(1.72)	(.21)	2.66	(.44)	.14	.87
Total from investment operations	(1.62)	.04	2.75	(.26)	.35	1.03
Distributions from net investment income	-	(.26)	(.11)	(.19)	(.21)	(.18)
Distributions from net realized gain	(.49)	(.97)	(.76)	(.62)	(.94)	(.70)
Total distributions	(.49)	(1.23)	(.87)	(.82) C	(1.15)	(.87) C
Net asset value, end of period	$9.29	$11.40	$12.59	$10.71	$11.79	$12.59
Total Return D,E,F	(14.61)%	(.08)%	26.45%	(2.77)%	3.26%	8.42%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.78% I	.79%	.80%	.81%	.82%	.72%
Expenses net of fee waivers, if any	.78% I	.79%	.80%	.81%	.82%	.72%
Expenses net of all reductions	.78% I	.79%	.80%	.81%	.82%	.72%
Net investment income (loss)	2.01% I	2.03%	.79%	1.50%	1.71%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$249,589	$315,460	$385,409	$360,371	$476,763	$551,179
Portfolio turnover rate J	22% I	35%	27%	22%	21%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.35	$12.55	$10.68	$11.76	$12.56	$12.41
Income from Investment Operations
Net investment income (loss) A,B	.09	.22	.06	.15	.17	.12
Net realized and unrealized gain (loss)	(1.72)	(.21)	2.65	(.44)	.15	.87
Total from investment operations	(1.63)	.01	2.71	(.29)	.32	.99
Distributions from net investment income	-	(.24)	(.08)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.48)	(.97)	(.76)	(.62)	(.94)	(.70)
Total distributions	(.48)	(1.21)	(.84)	(.79) C	(1.12)	(.84) C
Net asset value, end of period	$9.24	$11.35	$12.55	$10.68	$11.76	$12.56
Total Return D,E,F	(14.71)%	(.35)%	26.13%	(3.00)%	3.01%	8.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.03% I	1.04%	1.05%	1.06%	1.07%	.98%
Expenses net of fee waivers, if any	1.03% I	1.04%	1.05%	1.06%	1.07%	.98%
Expenses net of all reductions	1.03% I	1.04%	1.05%	1.06%	1.07%	.98%
Net investment income (loss)	1.76% I	1.78%	.54%	1.25%	1.45%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$85,264	$107,957	$134,240	$123,857	$152,212	$167,835
Portfolio turnover rate J	22% I	35%	27%	22%	21%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.28	$12.46	$10.62	$11.69	$12.47	$12.32
Income from Investment Operations
Net investment income (loss) A,B	.06	.16	-	.09	.11	.06
Net realized and unrealized gain (loss)	(1.70)	(.20)	2.62	(.44)	.16	.86
Total from investment operations	(1.64)	(.04)	2.62	(.35)	.27	.92
Distributions from net investment income	-	(.17)	(.03)	(.09)	(.13)	(.08)
Distributions from net realized gain	(.48)	(.97)	(.74)	(.62)	(.93)	(.70)
Total distributions	(.48)	(1.14)	(.78) C	(.72) C	(1.05) C	(.77) C
Net asset value, end of period	$9.16	$11.28	$12.46	$10.62	$11.69	$12.47
Total Return D,E,F	(14.89)%	(.74)%	25.36%	(3.48)%	2.60%	7.57%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.53% I	1.54%	1.55%	1.56%	1.57%	1.48%
Expenses net of fee waivers, if any	1.53% I	1.54%	1.55%	1.56%	1.57%	1.48%
Expenses net of all reductions	1.53% I	1.54%	1.55%	1.55%	1.57%	1.48%
Net investment income (loss)	1.26% I	1.28%	.04%	.76%	.96%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$9,643	$12,554	$20,654	$20,129	$31,274	$54,730
Portfolio turnover rate J	22% I	35%	27%	22%	21%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.52	$12.71	$10.81	$11.89	$12.69	$12.53
Income from Investment Operations
Net investment income (loss) A,B	.12	.29	.13	.21	.24	.19
Net realized and unrealized gain (loss)	(1.75)	(.22)	2.67	(.44)	.14	.88
Total from investment operations	(1.63)	.07	2.80	(.23)	.38	1.07
Distributions from net investment income	(.01)	(.29)	(.14)	(.22)	(.24)	(.21)
Distributions from net realized gain	(.49)	(.97)	(.76)	(.62)	(.94)	(.70)
Total distributions	(.49) C	(1.26)	(.90)	(.85) C	(1.18)	(.91)
Net asset value, end of period	$9.40	$11.52	$12.71	$10.81	$11.89	$12.69
Total Return D,E	(14.47)%	.20%	26.71%	(2.50)%	3.55%	8.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53% H	.54%	.55%	.56%	.57%	.48%
Expenses net of fee waivers, if any	.53% H	.54%	.55%	.56%	.57%	.48%
Expenses net of all reductions	.53% H	.54%	.55%	.56%	.57%	.48%
Net investment income (loss)	2.26% H	2.28%	1.04%	1.75%	1.95%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$164,953	$222,906	$256,243	$238,048	$304,221	$324,189
Portfolio turnover rate I	22% H	35%	27%	22%	21%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$12.62	$10.74	$11.85	$12.50
Income from Investment Operations
Net investment income (loss) B,C	.12	.29	.13	.22	.27
Net realized and unrealized gain (loss)	(1.73)	(.21)	2.66	(.45)	(.17)
Total from investment operations	(1.61)	.08	2.79	(.23)	.10
Distributions from net investment income	(.01)	(.31)	(.15)	(.26)	(.27)
Distributions from net realized gain	(.49)	(.97)	(.76)	(.62)	(.48)
Total distributions	(.50)	(1.28)	(.91)	(.88)	(.75)
Net asset value, end of period	$9.31	$11.42	$12.62	$10.74	$11.85
Total Return D,E	(14.49)%	.25%	26.82%	(2.48)%	1.29%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.47% H	.48%	.48%	.49%	.51% H
Expenses net of fee waivers, if any	.47% H	.48%	.48%	.49%	.51% H
Expenses net of all reductions	.47% H	.48%	.48%	.49%	.51% H
Net investment income (loss)	2.33% H	2.35%	1.11%	1.82%	4.73% H
Supplemental Data
Net assets, end of period (000 omitted)	$26,307	$24,200	$20,850	$16,135	$1,522
Portfolio turnover rate I	22% H	35%	27%	22%	21%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$12.66	$10.78	$11.87	$12.67	$12.66
Income from Investment Operations
Net investment income (loss) B,C	.12	.30	.14	.23	.25	.18
Net realized and unrealized gain (loss)	(1.72)	(.21)	2.66	(.45)	.16	.51
Total from investment operations	(1.60)	.09	2.80	(.22)	.41	.69
Distributions from net investment income	(.01)	(.32)	(.17)	(.25)	(.27)	(.21)
Distributions from net realized gain	(.49)	(.97)	(.76)	(.62)	(.94)	(.47)
Total distributions	(.50)	(1.29)	(.92) D	(.87)	(1.21)	(.68)
Net asset value, end of period	$9.36	$11.46	$12.66	$10.78	$11.87	$12.67
Total Return E,F	(14.34)%	.31%	26.84%	(2.40)%	3.81%	5.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I	.40%	.40%	.41%	.41%	.43% I,J
Expenses net of fee waivers, if any	.40% I	.40%	.40%	.41%	.41%	.43% I,J
Expenses net of all reductions	.40% I	.40%	.40%	.41%	.41%	.43% I,J
Net investment income (loss)	2.40% I	2.42%	1.19%	1.90%	2.11%	1.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$30,225	$34,218	$28,215	$15,400	$16,536	$12,903
Portfolio turnover rate K	22% I	35%	27%	22%	21%	19%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Large Cap Stock Fund	4.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series Overseas Fund	4.2
Fidelity Series International Value Fund	4.2
Fidelity Series International Growth Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Value Discovery Fund	3.1
73.6

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2020 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $766,061)	770,000	766,327

Domestic Equity Funds - 24.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	3,554,727	43,189,931
Fidelity Advisor Series Growth Opportunities Fund (c)	3,473,215	30,460,096
Fidelity Advisor Series Small Cap Fund (c)	1,795,825	18,802,283
Fidelity Series All-Sector Equity Fund (c)	1,993,613	17,105,203
Fidelity Series Commodity Strategy Fund (c)	8,046,162	16,816,479
Fidelity Series Large Cap Stock Fund (c)	4,462,142	65,905,841
Fidelity Series Large Cap Value Index Fund (c)	562,844	7,159,372
Fidelity Series Opportunistic Insights Fund (c)	2,770,913	39,374,670
Fidelity Series Small Cap Opportunities Fund (c)	2,083,512	22,460,259
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,749,520	41,882,139
Fidelity Series Value Discovery Fund (c)	3,145,159	43,308,833
TOTAL DOMESTIC EQUITY FUNDS (Cost $311,396,934)		346,465,106

International Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,048,944	25,406,901
Fidelity Series Emerging Markets Fund (c)	1,806,215	13,076,997
Fidelity Series Emerging Markets Opportunities Fund (c)	8,365,805	121,471,485
Fidelity Series International Growth Fund (c)	4,561,195	58,474,525
Fidelity Series International Small Cap Fund (c)	1,113,880	15,237,881
Fidelity Series International Value Fund (c)	6,833,366	58,698,617
Fidelity Series Overseas Fund (c)	6,194,301	59,031,692
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $339,836,474)		351,398,098

Bond Funds - 48.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,921,741	28,194,797
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	14,462,502	115,555,391
Fidelity Series Emerging Markets Debt Fund (c)	1,070,186	7,341,476
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	303,017	2,415,049
Fidelity Series Floating Rate High Income Fund (c)	168,588	1,466,714
Fidelity Series High Income Fund (c)	962,170	7,581,897
Fidelity Series International Credit Fund (c)	164,493	1,294,557
Fidelity Series International Developed Markets Bond Index Fund (c)	6,619,267	56,396,155
Fidelity Series Investment Grade Bond Fund (c)	39,742,629	387,888,060
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,364,442	61,875,717
Fidelity Series Real Estate Income Fund (c)	377,682	3,595,530
TOTAL BOND FUNDS (Cost $787,866,999)		673,605,343

Short-Term Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	660,005	660,137
Fidelity Series Government Money Market Fund 3.00% (c)(e)	21,325,483	21,325,483
Fidelity Series Short-Term Credit Fund (c)	363,625	3,447,160
TOTAL SHORT-TERM FUNDS (Cost $25,588,561)		25,432,780

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,465,455,029)	1,397,667,654
NET OTHER ASSETS (LIABILITIES) - 0.0%	(308,571)
NET ASSETS - 100.0%	1,397,359,083

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	228	Dec 2022	25,550,250	(1,562,507)	(1,562,507)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	21	Dec 2022	2,877,000	(36,999)	(36,999)

TOTAL PURCHASED					(1,599,506)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	32	Dec 2022	5,762,400	72,503	72,503
ICE E-mini MSCI EAFE Index Contracts (United States)	82	Dec 2022	6,808,460	777,147	777,147
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	47	Dec 2022	2,048,025	2,361	2,361

TOTAL SOLD					852,011

TOTAL FUTURES CONTRACTS					(747,495)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $766,327.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,250,869	8,753,665	9,344,397	9,668	-	-	660,137	0.0%
Total	1,250,869	8,753,665	9,344,397	9,668	-	-	660,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	56,599,222	5,162,345	6,760,017	-	(886,750)	(10,924,869)	43,189,931
Fidelity Advisor Series Growth Opportunities Fund	38,815,894	8,324,785	5,547,396	-	(1,594,289)	(9,538,898)	30,460,096
Fidelity Advisor Series Small Cap Fund	25,690,600	1,636,400	3,858,403	-	(453,039)	(4,213,275)	18,802,283
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20,309,191	14,403,170	5,407,420	-	(14,717)	(1,095,427)	28,194,797
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	126,925,574	29,583,456	17,938,350	-	(1,661,937)	(21,353,352)	115,555,391
Fidelity Series All-Sector Equity Fund	24,276,012	564,114	3,017,680	-	(363,527)	(4,353,716)	17,105,203
Fidelity Series Canada Fund	34,247,494	1,193,258	3,440,704	-	294,742	(6,887,889)	25,406,901
Fidelity Series Commodity Strategy Fund	27,173,368	13,849,666	9,968,200	12,161,591	(1,945,039)	(12,293,316)	16,816,479
Fidelity Series Emerging Markets Debt Fund	9,161,970	536,626	846,648	225,503	(167,738)	(1,342,734)	7,341,476
Fidelity Series Emerging Markets Debt Local Currency Fund	3,075,117	19,990	338,926	-	(65,657)	(275,475)	2,415,049
Fidelity Series Emerging Markets Fund	17,295,269	1,065,283	1,525,957	-	(115,894)	(3,641,704)	13,076,997
Fidelity Series Emerging Markets Opportunities Fund	155,842,052	12,308,091	14,378,254	-	(1,775,872)	(30,524,532)	121,471,485
Fidelity Series Floating Rate High Income Fund	1,856,440	55,405	354,723	43,645	(38,590)	(51,818)	1,466,714
Fidelity Series Government Money Market Fund 3.00%	37,374,752	8,797,509	24,846,778	109,320	-	-	21,325,483
Fidelity Series High Income Fund	11,022,652	318,851	2,440,307	252,908	(281,929)	(1,037,370)	7,581,897
Fidelity Series Inflation-Protected Bond Index Fund	19,991,795	202,241	19,766,045	169,303	476,734	(904,725)	-
Fidelity Series International Credit Fund	1,501,290	20,497	-	20,498	-	(227,230)	1,294,557
Fidelity Series International Developed Markets Bond Index Fund	56,641,000	12,518,819	7,427,521	91,210	(623,913)	(4,712,230)	56,396,155
Fidelity Series International Growth Fund	78,139,643	6,067,808	8,380,474	-	(1,348,579)	(16,003,873)	58,474,525
Fidelity Series International Small Cap Fund	21,596,458	414,282	1,834,897	-	(352,436)	(4,585,526)	15,237,881
Fidelity Series International Value Fund	79,033,754	5,322,447	9,003,268	-	397,630	(17,051,946)	58,698,617
Fidelity Series Investment Grade Bond Fund	512,504,061	19,159,150	93,339,783	6,450,397	(8,415,706)	(42,019,662)	387,888,060
Fidelity Series Large Cap Stock Fund	89,058,863	8,897,384	13,131,964	4,049,608	1,766,329	(20,684,771)	65,905,841
Fidelity Series Large Cap Value Index Fund	9,632,344	252,531	1,173,217	-	278,071	(1,830,357)	7,159,372
Fidelity Series Long-Term Treasury Bond Index Fund	79,326,622	8,559,227	8,742,353	910,541	(849,616)	(16,418,163)	61,875,717
Fidelity Series Opportunistic Insights Fund	52,305,954	5,395,625	6,863,528	-	(1,388,677)	(10,074,704)	39,374,670
Fidelity Series Overseas Fund	78,683,012	6,493,681	7,032,550	-	(675,182)	(18,437,269)	59,031,692
Fidelity Series Real Estate Income Fund	6,646,911	322,216	2,505,769	295,081	109,243	(977,071)	3,595,530
Fidelity Series Short-Term Credit Fund	9,363,105	278,613	6,056,763	38,085	(164,557)	26,762	3,447,160
Fidelity Series Small Cap Opportunities Fund	31,719,066	1,545,583	4,554,623	1,063,099	(637,033)	(5,612,734)	22,460,259
Fidelity Series Stock Selector Large Cap Value Fund	56,843,759	2,747,106	8,528,148	-	923,074	(10,103,652)	41,882,139
Fidelity Series Value Discovery Fund	57,898,184	2,014,096	9,204,697	-	2,130,928	(9,529,678)	43,308,833
	1,830,551,428	178,030,255	308,215,363	25,880,789	(17,443,926)	(286,681,204)	1,396,241,190

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	766,327	-	766,327	-

Domestic Equity Funds	346,465,106	346,465,106	-	-

International Equity Funds	351,398,098	351,398,098	-	-

Bond Funds	673,605,343	673,605,343	-	-

Short-Term Funds	25,432,780	25,432,780	-	-
Total Investments in Securities:	1,397,667,654	1,396,901,327	766,327	-
Derivative Instruments:

Assets
Futures Contracts	852,011	852,011	-	-
Total Assets	852,011	852,011	-	-

Liabilities
Futures Contracts	(1,599,506)	(1,599,506)	-	-
Total Liabilities	(1,599,506)	(1,599,506)	-	-
Total Derivative Instruments:	(747,495)	(747,495)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	852,011	0
Total Equity Risk	852,011	0
Interest Rate Risk
Futures Contracts (a)	0	(1,599,506)
Total Interest Rate Risk	0	(1,599,506)
Total Value of Derivatives	852,011	(1,599,506)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $766,061)		$766,327
Fidelity Central Funds (cost $660,137)		660,137
Other affiliated issuers (cost $1,464,028,831)		1,396,241,190

Total Investment in Securities (cost $1,465,455,029)			$1,397,667,654
Receivable for investments sold			17,107,619
Receivable for fund shares sold			4,406,184
Distributions receivable from Fidelity Central Funds			2,193
Receivable for daily variation margin on futures contracts			2,515
Total assets			1,419,186,165
Liabilities
Payable for investments purchased		13,192,481
Payable for fund shares redeemed		7,660,660
Accrued management fee		693,866
Distribution and service plan fees payable		238,686
Payable for daily variation margin on futures contracts		41,389
Total Liabilities			21,827,082
Net Assets			$1,397,359,083
Net Assets consist of:
Paid in capital			$1,471,411,599
Total accumulated earnings (loss)			(74,052,516)
Net Assets			$1,397,359,083

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($556,528,883 ÷ 54,775,083 shares) (a)			$10.16
Maximum offering price per share (100/94.25 of $10.16)			$10.78
Class M :
Net Asset Value and redemption price per share ($206,685,171 ÷ 20,397,602 shares) (a)			$10.13
Maximum offering price per share (100/96.50 of $10.13)			$10.50
Class C :
Net Asset Value and offering price per share ($26,192,710 ÷ 2,625,117 shares) (a)			$9.98
Class I :
Net Asset Value , offering price and redemption price per share ($437,710,839 ÷ 42,565,739 shares)			$10.28
Class Z :
Net Asset Value , offering price and redemption price per share ($65,956,932 ÷ 6,476,011 shares)			$10.18
Class Z6 :
Net Asset Value , offering price and redemption price per share ($104,284,548 ÷ 10,198,087 shares)			$10.23
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$21,495,670
Interest		6,648
Income from Fidelity Central Funds		9,668
Total Income		21,511,986
Expenses
Management fee	$4,527,618
Distribution and service plan fees	1,564,462
Independent trustees' fees and expenses	2,839
Total expenses before reductions	6,094,919
Expense reductions	(17)
Total expenses after reductions		6,094,902
Net Investment income (loss)		15,417,084
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	602
Affiliated issuers	(17,443,926)
Futures contracts	(651,395)
Capital gain distributions from underlying funds:
Affiliated issuers	4,385,119
Total net realized gain (loss)		(13,709,600)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	268
Affiliated issuers	(286,681,204)
Futures contracts	(1,218,423)
Total change in net unrealized appreciation (depreciation)		(287,899,359)
Net gain (loss)		(301,608,959)
Net increase (decrease) in net assets resulting from operations		$(286,191,875)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,417,084	$42,810,950
Net realized gain (loss)	(13,709,600)	154,453,262
Change in net unrealized appreciation (depreciation)	(287,899,359)	(179,524,359)
Net increase (decrease) in net assets resulting from operations	(286,191,875)	17,739,853
Distributions to shareholders	(88,260,015)	(210,125,505)
Share transactions - net increase (decrease)	(60,317,165)	(97,568,805)
Total increase (decrease) in net assets	(434,769,055)	(289,954,457)

Net Assets
Beginning of period	1,832,128,138	2,122,082,595
End of period	$1,397,359,083	$1,832,128,138

Financial Highlights
Fidelity Advisor Freedom® 2020 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$14.19	$11.63	$12.97	$13.71	$13.31
Income from Investment Operations
Net investment income (loss) A,B	.10	.28	.10	.19	.22	.16
Net realized and unrealized gain (loss)	(2.14)	(.18)	3.43	(.65)	.18	1.05
Total from investment operations	(2.04)	.10	3.53	(.46)	.40	1.21
Distributions from net investment income	-	(.30)	(.12)	(.20)	(.22)	(.18)
Distributions from net realized gain	(.63)	(1.16)	(.85)	(.68)	(.92)	(.62)
Total distributions	(.63)	(1.46)	(.97)	(.88)	(1.14)	(.81) C
Net asset value, end of period	$10.16	$12.83	$14.19	$11.63	$12.97	$13.71
Total Return D,E,F	(16.33)%	.25%	31.39%	(4.15)%	3.40%	9.15%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.83% I	.83%	.84%	.85%	.86%	.76%
Expenses net of fee waivers, if any	.83% I	.83%	.84%	.85%	.86%	.76%
Expenses net of all reductions	.83% I	.83%	.84%	.85%	.86%	.76%
Net investment income (loss)	1.85% I	2.02%	.78%	1.46%	1.68%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$556,529	$741,474	$877,842	$800,330	$1,038,299	$1,196,128
Portfolio turnover rate J	22% I	34%	26%	25%	22%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.81	$14.18	$11.62	$12.96	$13.71	$13.30
Income from Investment Operations
Net investment income (loss) A,B	.09	.25	.07	.16	.19	.13
Net realized and unrealized gain (loss)	(2.14)	(.19)	3.43	(.65)	.17	1.05
Total from investment operations	(2.05)	.06	3.50	(.49)	.36	1.18
Distributions from net investment income	-	(.27)	(.09)	(.17)	(.19)	(.15)
Distributions from net realized gain	(.63)	(1.16)	(.85)	(.68)	(.92)	(.62)
Total distributions	(.63)	(1.43)	(.94)	(.85)	(1.11)	(.77)
Net asset value, end of period	$10.13	$12.81	$14.18	$11.62	$12.96	$13.71
Total Return C,D,E	(16.44)%	(.02)%	31.08%	(4.38)%	3.07%	8.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.08% H	1.08%	1.09%	1.10%	1.11%	1.01%
Expenses net of fee waivers, if any	1.08% H	1.08%	1.09%	1.10%	1.11%	1.01%
Expenses net of all reductions	1.08% H	1.08%	1.09%	1.10%	1.11%	1.01%
Net investment income (loss)	1.60% H	1.77%	.53%	1.21%	1.43%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$206,685	$265,388	$309,456	$277,496	$345,810	$374,470
Portfolio turnover rate I	22% H	34%	26%	25%	22%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.66	$14.03	$11.52	$12.86	$13.60	$13.20
Income from Investment Operations
Net investment income (loss) A,B	.06	.18	- C	.09	.12	.06
Net realized and unrealized gain (loss)	(2.11)	(.18)	3.39	(.64)	.17	1.05
Total from investment operations	(2.05)	-	3.39	(.55)	.29	1.11
Distributions from net investment income	-	(.21)	(.04)	(.11)	(.14)	(.09)
Distributions from net realized gain	(.63)	(1.16)	(.84)	(.68)	(.90)	(.62)
Total distributions	(.63)	(1.37)	(.88)	(.79)	(1.03) D	(.71)
Net asset value, end of period	$9.98	$12.66	$14.03	$11.52	$12.86	$13.60
Total Return E,F,G	(16.65)%	(.47)%	30.36%	(4.81)%	2.55%	8.45%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.58% J	1.58%	1.59%	1.60%	1.61%	1.52%
Expenses net of fee waivers, if any	1.58% J	1.58%	1.59%	1.60%	1.61%	1.52%
Expenses net of all reductions	1.58% J	1.58%	1.59%	1.60%	1.61%	1.52%
Net investment income (loss)	1.09% J	1.27%	.03%	.71%	.93%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$26,193	$36,340	$51,480	$46,563	$63,123	$98,878
Portfolio turnover rate K	22% J	34%	26%	25%	22%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.97	$14.32	$11.73	$13.07	$13.82	$13.41
Income from Investment Operations
Net investment income (loss) A,B	.12	.32	.14	.22	.26	.20
Net realized and unrealized gain (loss)	(2.17)	(.18)	3.46	(.65)	.17	1.05
Total from investment operations	(2.05)	.14	3.60	(.43)	.43	1.25
Distributions from net investment income	-	(.32)	(.15)	(.23)	(.26)	(.22)
Distributions from net realized gain	(.64)	(1.16)	(.85)	(.68)	(.92)	(.62)
Total distributions	(.64)	(1.49) C	(1.01) C	(.91)	(1.18)	(.84)
Net asset value, end of period	$10.28	$12.97	$14.32	$11.73	$13.07	$13.82
Total Return D,E	(16.28)%	.53%	31.70%	(3.87)%	3.61%	9.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.58%	.59%	.60%	.61%	.52%
Expenses net of fee waivers, if any	.58% H	.58%	.59%	.60%	.61%	.52%
Expenses net of all reductions	.58% H	.58%	.59%	.60%	.61%	.52%
Net investment income (loss)	2.10% H	2.27%	1.03%	1.71%	1.92%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$437,711	$616,520	$743,070	$654,422	$795,372	$803,562
Portfolio turnover rate I	22% H	34%	26%	25%	22%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.85	$14.21	$11.65	$13.02	$13.69
Income from Investment Operations
Net investment income (loss) B,C	.12	.33	.15	.23	.21
Net realized and unrealized gain (loss)	(2.14)	(.19)	3.43	(.64)	(.15)
Total from investment operations	(2.02)	.14	3.58	(.41)	.06
Distributions from net investment income	-	(.34)	(.17)	(.28)	(.30)
Distributions from net realized gain	(.65)	(1.17)	(.85)	(.68)	(.43)
Total distributions	(.65)	(1.50) D	(1.02)	(.96)	(.73)
Net asset value, end of period	$10.18	$12.85	$14.21	$11.65	$13.02
Total Return E,F	(16.22)%	.58%	31.82%	(3.82)%	.91%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I	.51%	.52%	.53%	.54% I,J
Expenses net of fee waivers, if any	.50% I	.51%	.52%	.53%	.54% I,J
Expenses net of all reductions	.50% I	.51%	.52%	.53%	.54% I,J
Net investment income (loss)	2.17% I	2.35%	1.10%	1.78%	3.41% I
Supplemental Data
Net assets, end of period (000 omitted)	$65,957	$59,576	$45,836	$33,172	$2,585
Portfolio turnover rate K	22% I	34%	26%	25%	22%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.90	$14.26	$11.69	$13.04	$13.81	$13.62
Income from Investment Operations
Net investment income (loss) B,C	.13	.34	.16	.25	.28	.08
Net realized and unrealized gain (loss)	(2.15)	(.18)	3.45	(.65)	.17	.75
Total from investment operations	(2.02)	.16	3.61	(.40)	.45	.83
Distributions from net investment income	-	(.35)	(.18)	(.27)	(.30)	(.23)
Distributions from net realized gain	(.65)	(1.17)	(.85)	(.68)	(.92)	(.41)
Total distributions	(.65)	(1.52)	(1.04) D	(.95)	(1.22)	(.64)
Net asset value, end of period	$10.23	$12.90	$14.26	$11.69	$13.04	$13.81
Total Return E,F	(16.15)%	.69%	31.94%	(3.72)%	3.76%	6.08%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I	.42%	.42%	.43%	.43%	.45% I,J
Expenses net of fee waivers, if any	.42% I	.42%	.42%	.43%	.43%	.45% I,J
Expenses net of all reductions	.42% I	.42%	.42%	.43%	.43%	.45% I,J
Net investment income (loss)	2.26% I	2.44%	1.20%	1.88%	2.10%	.71% I
Supplemental Data
Net assets, end of period (000 omitted)	$104,285	$112,829	$94,399	$57,497	$45,686	$29,132
Portfolio turnover rate K	22% I	34%	26%	25%	22%	20%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	24.2
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series Large Cap Stock Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Overseas Fund	4.8
Fidelity Series International Value Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Value Discovery Fund	3.7
73.7

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2025 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $1,253,175)	1,260,000	1,253,695

Domestic Equity Funds - 29.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	6,871,451	83,488,127
Fidelity Advisor Series Growth Opportunities Fund (c)	6,714,846	58,889,196
Fidelity Advisor Series Small Cap Fund (c)	3,472,953	36,361,819
Fidelity Series All-Sector Equity Fund (c)	3,855,761	33,082,426
Fidelity Series Commodity Strategy Fund (c)	13,217,466	27,624,505
Fidelity Series Large Cap Stock Fund (c)	8,624,518	127,384,130
Fidelity Series Large Cap Value Index Fund (c)	1,089,790	13,862,130
Fidelity Series Opportunistic Insights Fund (c)	5,354,520	76,087,728
Fidelity Series Small Cap Opportunities Fund (c)	4,033,066	43,476,453
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,248,116	80,961,451
Fidelity Series Value Discovery Fund (c)	6,077,685	83,689,728
TOTAL DOMESTIC EQUITY FUNDS (Cost $612,624,608)		664,907,693

International Equity Funds - 27.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,796,561	47,077,353
Fidelity Series Emerging Markets Fund (c)	3,229,736	23,383,287
Fidelity Series Emerging Markets Opportunities Fund (c)	14,922,559	216,675,555
Fidelity Series International Growth Fund (c)	8,447,111	108,291,958
Fidelity Series International Small Cap Fund (c)	2,062,680	28,217,460
Fidelity Series International Value Fund (c)	12,655,080	108,707,137
Fidelity Series Overseas Fund (c)	11,471,729	109,325,574
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $652,534,248)		641,678,324

Bond Funds - 42.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	22,009,902	175,859,114
Fidelity Series Emerging Markets Debt Fund (c)	1,758,793	12,065,319
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	497,980	3,968,897
Fidelity Series Floating Rate High Income Fund (c)	275,947	2,400,735
Fidelity Series High Income Fund (c)	1,581,220	12,460,010
Fidelity Series International Credit Fund (c)	190,708	1,500,869
Fidelity Series International Developed Markets Bond Index Fund (c)	10,688,748	91,068,130
Fidelity Series Investment Grade Bond Fund (c)	57,012,898	556,445,883
Fidelity Series Long-Term Treasury Bond Index Fund (c)	18,939,786	113,070,521
Fidelity Series Real Estate Income Fund (c)	620,894	5,910,912
TOTAL BOND FUNDS (Cost $1,159,426,605)		974,750,390

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	997,383	997,583
Fidelity Series Government Money Market Fund 3.00% (c)(e)	12,260,231	12,260,231
Fidelity Series Short-Term Credit Fund (c)	1	11
TOTAL SHORT-TERM FUNDS (Cost $13,257,825)		13,257,825

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,439,096,461)	2,295,847,927
NET OTHER ASSETS (LIABILITIES) - 0.0%	(497,471)
NET ASSETS - 100.0%	2,295,350,456

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	374	Dec 2022	41,911,375	(2,561,548)	(2,561,548)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	35	Dec 2022	4,795,000	(61,822)	(61,822)

TOTAL PURCHASED					(2,623,370)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	54	Dec 2022	9,724,050	92,530	92,530
ICE E-mini MSCI EAFE Index Contracts (United States)	121	Dec 2022	10,046,630	1,357,417	1,357,417
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	76	Dec 2022	3,311,700	5,234	5,234

TOTAL SOLD					1,455,181

TOTAL FUTURES CONTRACTS					(1,168,189)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,253,695.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,995,442	13,757,492	14,755,351	15,326	-	-	997,583	0.0%
Total	1,995,442	13,757,492	14,755,351	15,326	-	-	997,583

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	105,537,469	9,695,562	9,283,400	-	(1,015,007)	(21,446,497)	83,488,127
Fidelity Advisor Series Growth Opportunities Fund	72,379,418	15,732,040	8,087,287	-	(2,124,357)	(19,010,618)	58,889,196
Fidelity Advisor Series Small Cap Fund	47,904,066	3,095,239	5,762,344	-	(912,287)	(7,962,855)	36,361,819
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	14,287,946	14,326,828	-	38,882	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	172,715,495	48,867,936	12,350,009	-	(1,091,299)	(32,283,009)	175,859,114
Fidelity Series All-Sector Equity Fund	45,266,926	1,074,235	4,294,864	-	(757,509)	(8,206,362)	33,082,426
Fidelity Series Canada Fund	60,809,411	2,538,904	4,224,965	-	(59,246)	(11,986,751)	47,077,353
Fidelity Series Commodity Strategy Fund	43,498,882	22,888,472	15,320,097	19,990,449	(3,599,733)	(19,843,019)	27,624,505
Fidelity Series Emerging Markets Debt Fund	14,633,679	863,955	972,569	368,483	(141,900)	(2,317,846)	12,065,319
Fidelity Series Emerging Markets Debt Local Currency Fund	4,909,436	58,118	443,754	-	(81,050)	(473,853)	3,968,897
Fidelity Series Emerging Markets Fund	29,885,734	1,887,137	1,764,780	-	(140,695)	(6,484,109)	23,383,287
Fidelity Series Emerging Markets Opportunities Fund	269,325,801	21,823,981	17,513,896	-	(3,349,279)	(53,611,052)	216,675,555
Fidelity Series Floating Rate High Income Fund	2,965,603	98,455	516,091	71,113	(55,822)	(91,410)	2,400,735
Fidelity Series Government Money Market Fund 3.00%	27,190,089	12,329,394	27,259,252	16,290	-	-	12,260,231
Fidelity Series High Income Fund	17,643,256	557,570	3,594,067	412,219	(505,369)	(1,641,380)	12,460,010
Fidelity Series Inflation-Protected Bond Index Fund	26,436,598	336,450	26,153,501	278,929	642,574	(1,262,121)	-
Fidelity Series International Credit Fund	1,740,549	23,763	-	23,764	-	(263,443)	1,500,869
Fidelity Series International Developed Markets Bond Index Fund	89,441,480	20,481,846	10,297,409	145,723	(1,010,493)	(7,547,294)	91,068,130
Fidelity Series International Growth Fund	139,667,496	11,568,054	11,275,693	-	(1,253,517)	(30,414,382)	108,291,958
Fidelity Series International Small Cap Fund	38,354,082	1,005,680	2,164,507	-	(641,933)	(8,335,862)	28,217,460
Fidelity Series International Value Fund	141,659,255	10,035,564	12,487,390	-	(797,541)	(29,702,751)	108,707,137
Fidelity Series Investment Grade Bond Fund	723,365,250	30,545,365	125,479,827	9,208,069	(12,367,760)	(59,617,145)	556,445,883
Fidelity Series Large Cap Stock Fund	166,066,924	16,720,054	19,247,849	7,771,992	1,899,106	(38,054,105)	127,384,130
Fidelity Series Large Cap Value Index Fund	17,961,399	526,529	1,660,820	-	334,686	(3,299,664)	13,862,130
Fidelity Series Long-Term Treasury Bond Index Fund	138,739,105	17,620,867	12,389,549	1,638,037	(1,828,210)	(29,071,692)	113,070,521
Fidelity Series Opportunistic Insights Fund	97,534,370	10,183,788	9,851,308	-	(1,977,961)	(19,801,161)	76,087,728
Fidelity Series Overseas Fund	140,956,251	11,518,078	8,185,740	-	(736,597)	(34,226,418)	109,325,574
Fidelity Series Real Estate Income Fund	10,606,190	553,718	3,825,273	483,299	60,448	(1,484,171)	5,910,912
Fidelity Series Short-Term Credit Fund	6,815,179	26,780	6,796,041	11,845	(176,019)	130,112	11
Fidelity Series Small Cap Opportunities Fund	59,144,723	3,025,615	6,797,544	2,050,051	(983,626)	(10,912,715)	43,476,453
Fidelity Series Stock Selector Large Cap Value Fund	105,994,860	5,291,590	12,767,920	-	509,827	(18,066,906)	80,961,451
Fidelity Series Value Discovery Fund	107,962,263	3,941,660	14,047,442	-	2,949,767	(17,116,520)	83,689,728
	2,927,111,239	299,204,345	409,142,016	42,470,263	(29,171,920)	(494,404,999)	2,293,596,649

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,253,695	-	1,253,695	-

Domestic Equity Funds	664,907,693	664,907,693	-	-

International Equity Funds	641,678,324	641,678,324	-	-

Bond Funds	974,750,390	974,750,390	-	-

Short-Term Funds	13,257,825	13,257,825	-	-
Total Investments in Securities:	2,295,847,927	2,294,594,232	1,253,695	-
Derivative Instruments:

Assets
Futures Contracts	1,455,181	1,455,181	-	-
Total Assets	1,455,181	1,455,181	-	-

Liabilities
Futures Contracts	(2,623,370)	(2,623,370)	-	-
Total Liabilities	(2,623,370)	(2,623,370)	-	-
Total Derivative Instruments:	(1,168,189)	(1,168,189)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,455,181	0
Total Equity Risk	1,455,181	0
Interest Rate Risk
Futures Contracts (a)	0	(2,623,370)
Total Interest Rate Risk	0	(2,623,370)
Total Value of Derivatives	1,455,181	(2,623,370)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $1,253,175)		$1,253,695
Fidelity Central Funds (cost $997,583)		997,583
Other affiliated issuers (cost $2,436,845,703)		2,293,596,649

Total Investment in Securities (cost $2,439,096,461)			$2,295,847,927
Receivable for investments sold			28,723,283
Receivable for fund shares sold			1,748,721
Distributions receivable from Fidelity Central Funds			3,188
Receivable for daily variation margin on futures contracts			7,288
Total assets			2,326,330,407
Liabilities
Payable for investments purchased		24,722,195
Payable for fund shares redeemed		4,590,037
Accrued management fee		1,218,251
Distribution and service plan fees payable		371,455
Payable for daily variation margin on futures contracts		78,013
Total Liabilities			30,979,951
Net Assets			$2,295,350,456
Net Assets consist of:
Paid in capital			$2,449,735,150
Total accumulated earnings (loss)			(154,384,694)
Net Assets			$2,295,350,456

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($885,286,329 ÷ 84,259,715 shares) (a)			$10.51
Maximum offering price per share (100/94.25 of $10.51)			$11.15
Class M :
Net Asset Value and redemption price per share ($324,710,844 ÷ 30,888,773 shares) (a)			$10.51
Maximum offering price per share (100/96.50 of $10.51)			$10.89
Class C :
Net Asset Value and offering price per share ($35,116,811 ÷ 3,435,979 shares) (a)			$10.22
Class I :
Net Asset Value , offering price and redemption price per share ($763,100,109 ÷ 71,672,689 shares)			$10.65
Class Z :
Net Asset Value , offering price and redemption price per share ($104,741,274 ÷ 9,937,494 shares)			$10.54
Class Z6 :
Net Asset Value , offering price and redemption price per share ($182,395,089 ÷ 17,206,456 shares)			$10.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$34,081,021
Interest		10,985
Income from Fidelity Central Funds		15,326
Total Income		34,107,332
Expenses
Management fee	$7,879,115
Distribution and service plan fees	2,409,537
Independent trustees' fees and expenses	4,575
Total expenses before reductions	10,293,227
Expense reductions	(15)
Total expenses after reductions		10,293,212
Net Investment income (loss)		23,814,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	843
Affiliated issuers	(29,171,920)
Futures contracts	(1,153,004)
Capital gain distributions from underlying funds:
Affiliated issuers	8,389,242
Total net realized gain (loss)		(21,934,839)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	510
Affiliated issuers	(494,404,999)
Futures contracts	(1,944,884)
Total change in net unrealized appreciation (depreciation)		(496,349,373)
Net gain (loss)		(518,284,212)
Net increase (decrease) in net assets resulting from operations		$(494,470,092)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,814,120	$65,845,490
Net realized gain (loss)	(21,934,839)	227,886,486
Change in net unrealized appreciation (depreciation)	(496,349,373)	(263,537,178)
Net increase (decrease) in net assets resulting from operations	(494,470,092)	30,194,798
Distributions to shareholders	(147,401,534)	(281,648,202)
Share transactions - net increase (decrease)	7,593,430	55,749,404
Total increase (decrease) in net assets	(634,278,196)	(195,704,000)

Net Assets
Beginning of period	2,929,628,652	3,125,332,652
End of period	$2,295,350,456	$2,929,628,652

Financial Highlights
Fidelity Advisor Freedom® 2025 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.45	$14.62	$11.55	$12.99	$13.74	$13.16
Income from Investment Operations
Net investment income (loss) A,B	.10	.29	.10	.18	.21	.15
Net realized and unrealized gain (loss)	(2.36)	(.14)	3.84	(.76)	.18	1.15
Total from investment operations	(2.26)	.15	3.94	(.58)	.39	1.30
Distributions from net investment income	-	(.30)	(.12)	(.19)	(.21)	(.17)
Distributions from net realized gain	(.68)	(1.02)	(.76)	(.67)	(.93)	(.55)
Total distributions	(.68)	(1.32)	(.87) C	(.86)	(1.14)	(.72)
Net asset value, end of period	$10.51	$13.45	$14.62	$11.55	$12.99	$13.74
Total Return D,E,F	(17.27)%	.64%	35.22%	(5.09)%	3.34%	9.96%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.87% I	.88%	.89%	.89%	.90%	.80%
Expenses net of fee waivers, if any	.87% I	.88%	.89%	.89%	.90%	.80%
Expenses net of all reductions	.87% I	.88%	.89%	.89%	.90%	.80%
Net investment income (loss)	1.74% I	2.01%	.76%	1.40%	1.62%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$885,286	$1,161,792	$1,276,609	$1,043,442	$1,304,020	$1,435,987
Portfolio turnover rate J	23% I	36%	28%	29%	24%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.46	$14.64	$11.57	$13.01	$13.76	$13.18
Income from Investment Operations
Net investment income (loss) A,B	.09	.26	.07	.15	.18	.12
Net realized and unrealized gain (loss)	(2.36)	(.15)	3.84	(.76)	.18	1.15
Total from investment operations	(2.27)	.11	3.91	(.61)	.36	1.27
Distributions from net investment income	-	(.28)	(.09)	(.16)	(.19)	(.14)
Distributions from net realized gain	(.68)	(1.02)	(.75)	(.67)	(.92)	(.55)
Total distributions	(.68)	(1.29) C	(.84)	(.83)	(1.11)	(.69)
Net asset value, end of period	$10.51	$13.46	$14.64	$11.57	$13.01	$13.76
Total Return D,E,F	(17.40)%	.38%	34.85%	(5.31)%	3.09%	9.69%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.12% I	1.13%	1.14%	1.14%	1.15%	1.05%
Expenses net of fee waivers, if any	1.12% I	1.13%	1.14%	1.14%	1.15%	1.05%
Expenses net of all reductions	1.12% I	1.13%	1.14%	1.14%	1.15%	1.05%
Net investment income (loss)	1.49% I	1.76%	.51%	1.15%	1.37%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$324,711	$405,616	$432,038	$362,131	$423,584	$432,227
Portfolio turnover rate J	23% I	36%	28%	29%	24%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.14	$14.33	$11.35	$12.80	$13.54	$12.98
Income from Investment Operations
Net investment income (loss) A,B	.06	.18	- C	.08	.11	.05
Net realized and unrealized gain (loss)	(2.31)	(.14)	3.77	(.75)	.18	1.13
Total from investment operations	(2.25)	.04	3.77	(.67)	.29	1.18
Distributions from net investment income	-	(.21)	(.04)	(.11)	(.13)	(.08)
Distributions from net realized gain	(.67)	(1.02)	(.75)	(.66)	(.91)	(.54)
Total distributions	(.67)	(1.23)	(.79)	(.78) D	(1.03) D	(.62)
Net asset value, end of period	$10.22	$13.14	$14.33	$11.35	$12.80	$13.54
Total Return E,F,G	(17.61)%	(.12)%	34.28%	(5.85)%	2.59%	9.14%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.62% J	1.63%	1.64%	1.64%	1.65%	1.55%
Expenses net of fee waivers, if any	1.62% J	1.63%	1.64%	1.64%	1.65%	1.55%
Expenses net of all reductions	1.62% J	1.63%	1.64%	1.64%	1.65%	1.55%
Net investment income (loss)	.99% J	1.26%	.01%	.65%	.87%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$35,117	$46,295	$60,128	$51,559	$64,691	$97,691
Portfolio turnover rate K	23% J	36%	28%	29%	24%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$14.77	$11.66	$13.11	$13.86	$13.27
Income from Investment Operations
Net investment income (loss) A,B	.12	.33	.14	.22	.25	.19
Net realized and unrealized gain (loss)	(2.39)	(.14)	3.88	(.77)	.18	1.16
Total from investment operations	(2.27)	.19	4.02	(.55)	.43	1.35
Distributions from net investment income	-	(.33)	(.15)	(.22)	(.25)	(.21)
Distributions from net realized gain	(.69)	(1.02)	(.76)	(.67)	(.93)	(.55)
Total distributions	(.69)	(1.35)	(.91)	(.90) C	(1.18)	(.76)
Net asset value, end of period	$10.65	$13.61	$14.77	$11.66	$13.11	$13.86
Total Return D,E	(17.16)%	.89%	35.57%	(4.89)%	3.63%	10.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.63%	.64%	.64%	.65%	.56%
Expenses net of fee waivers, if any	.62% H	.63%	.64%	.64%	.65%	.56%
Expenses net of all reductions	.62% H	.63%	.64%	.64%	.65%	.56%
Net investment income (loss)	1.99% H	2.26%	1.01%	1.65%	1.87%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$763,100	$1,026,796	$1,150,782	$911,020	$1,051,420	$1,018,536
Portfolio turnover rate I	23% H	36%	28%	29%	24%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$13.48	$14.65	$11.58	$13.05	$13.78
Income from Investment Operations
Net investment income (loss) B,C	.12	.34	.15	.23	.03
Net realized and unrealized gain (loss)	(2.36)	(.14)	3.85	(.76)	(.02)
Total from investment operations	(2.24)	.20	4.00	(.53)	.01
Distributions from net investment income	-	(.35)	(.17)	(.27)	(.30)
Distributions from net realized gain	(.70)	(1.02)	(.76)	(.67)	(.44)
Total distributions	(.70)	(1.37)	(.93)	(.94)	(.74)
Net asset value, end of period	$10.54	$13.48	$14.65	$11.58	$13.05
Total Return D,E	(17.13)%	.94%	35.65%	(4.77)%	.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.54% H	.54%	.55%	.56%	.56% H
Expenses net of fee waivers, if any	.54% H	.54%	.55%	.56%	.56% H
Expenses net of all reductions	.54% H	.54%	.55%	.56%	.56% H
Net investment income (loss)	2.07% H	2.34%	1.10%	1.74%	.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$104,741	$94,133	$60,905	$36,620	$3,396
Portfolio turnover rate I	23% H	36%	28%	29%	24%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.55	$14.71	$11.62	$13.08	$13.85	$13.53
Income from Investment Operations
Net investment income (loss) B,C	.13	.36	.16	.24	.27	.10
Net realized and unrealized gain (loss)	(2.38)	(.15)	3.87	(.77)	.18	.80
Total from investment operations	(2.25)	.21	4.03	(.53)	.45	.90
Distributions from net investment income	-	(.36)	(.18)	(.26)	(.29)	(.22)
Distributions from net realized gain	(.70)	(1.02)	(.76)	(.67)	(.93)	(.36)
Total distributions	(.70)	(1.37) D	(.94)	(.93)	(1.22)	(.58)
Net asset value, end of period	$10.60	$13.55	$14.71	$11.62	$13.08	$13.85
Total Return E,F	(17.10)%	1.07%	35.82%	(4.72)%	3.85%	6.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43% I,J	.44%	.44%	.45%	.45%	.47% I,J
Expenses net of fee waivers, if any	.43% I,J	.44%	.44%	.45%	.45%	.47% I,J
Expenses net of all reductions	.43% I,J	.44%	.44%	.45%	.45%	.47% I,J
Net investment income (loss)	2.17% I	2.45%	1.21%	1.85%	2.07%	.89% I
Supplemental Data
Net assets, end of period (000 omitted)	$182,395	$194,996	$144,871	$77,638	$56,103	$24,926
Portfolio turnover rate K	23% I	36%	28%	29%	24%	23%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	21.5
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Value Fund	5.2
Fidelity Series International Growth Fund	5.2
Fidelity Series Value Discovery Fund	4.2
Fidelity Advisor Series Equity Growth Fund	4.2
Fidelity Series Stock Selector Large Cap Value Fund	4.0
71.3

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2030 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $1,491,483)	1,500,000	1,492,063

Domestic Equity Funds - 32.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	9,174,365	111,468,532
Fidelity Advisor Series Growth Opportunities Fund (c)	8,966,858	78,639,342
Fidelity Advisor Series Small Cap Fund (c)	4,639,455	48,575,090
Fidelity Series All-Sector Equity Fund (c)	5,151,271	44,197,906
Fidelity Series Commodity Strategy Fund (c)	15,510,093	32,416,094
Fidelity Series Large Cap Stock Fund (c)	11,513,328	170,051,858
Fidelity Series Large Cap Value Index Fund (c)	1,455,985	18,520,128
Fidelity Series Opportunistic Insights Fund (c)	7,146,120	101,546,368
Fidelity Series Small Cap Opportunities Fund (c)	5,387,617	58,078,507
Fidelity Series Stock Selector Large Cap Value Fund (c)	9,677,431	108,096,906
Fidelity Series Value Discovery Fund (c)	8,111,218	111,691,478
TOTAL DOMESTIC EQUITY FUNDS (Cost $824,756,848)		883,282,209

International Equity Funds - 30.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,918,248	60,986,275
Fidelity Series Emerging Markets Fund (c)	4,073,072	29,489,043
Fidelity Series Emerging Markets Opportunities Fund (c)	18,753,876	272,306,275
Fidelity Series International Growth Fund (c)	10,936,164	140,201,623
Fidelity Series International Small Cap Fund (c)	2,671,416	36,544,973
Fidelity Series International Value Fund (c)	16,383,973	140,738,325
Fidelity Series Overseas Fund (c)	14,851,961	141,539,185
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $852,417,022)		821,805,699

Bond Funds - 35.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	11,892,333	95,019,737
Fidelity Series Emerging Markets Debt Fund (c)	2,057,857	14,116,899
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	582,668	4,643,863
Fidelity Series Floating Rate High Income Fund (c)	331,397	2,883,156
Fidelity Series High Income Fund (c)	1,850,085	14,578,672
Fidelity Series International Credit Fund (c)	186,983	1,471,553
Fidelity Series International Developed Markets Bond Index Fund (c)	12,379,802	105,475,914
Fidelity Series Investment Grade Bond Fund (c)	59,013,795	575,974,644
Fidelity Series Long-Term Treasury Bond Index Fund (c)	24,037,102	143,501,497
Fidelity Series Real Estate Income Fund (c)	726,877	6,919,867
TOTAL BOND FUNDS (Cost $1,152,396,843)		964,585,802

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	621,135	621,259
Fidelity Series Government Money Market Fund 3.00% (c)(e)	14,429,145	14,429,145
Fidelity Series Short-Term Credit Fund (c)	3	25
TOTAL SHORT-TERM FUNDS (Cost $15,050,429)		15,050,429

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,846,112,625)	2,686,216,202
NET OTHER ASSETS (LIABILITIES) - 0.0%	(586,841)
NET ASSETS - 100.0%	2,685,629,361

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	438	Dec 2022	49,083,375	(2,993,339)	(2,993,339)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	41	Dec 2022	5,617,000	(70,726)	(70,726)

TOTAL PURCHASED					(3,064,065)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	63	Dec 2022	11,344,725	82,057	82,057
ICE E-mini MSCI EAFE Index Contracts (United States)	140	Dec 2022	11,624,200	1,572,284	1,572,284
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	90	Dec 2022	3,921,750	7,370	7,370

TOTAL SOLD					1,661,711

TOTAL FUTURES CONTRACTS					(1,402,354)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,492,063.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	2,651,893	14,625,252	16,655,886	15,002	53	(53)	621,259	0.0%
Total	2,651,893	14,625,252	16,655,886	15,002	53	(53)	621,259

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	137,793,553	12,444,194	9,165,080	-	(857,977)	(28,746,158)	111,468,532
Fidelity Advisor Series Growth Opportunities Fund	94,502,979	20,466,450	8,506,861	-	(1,708,019)	(26,115,207)	78,639,342
Fidelity Advisor Series Small Cap Fund	62,545,241	4,018,766	6,295,267	-	(901,543)	(10,792,107)	48,575,090
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	12,266,170	12,303,137	-	36,967	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	87,808,843	28,628,536	3,924,416	-	(196,620)	(17,296,606)	95,019,737
Fidelity Series All-Sector Equity Fund	59,102,963	1,464,470	4,564,405	-	(846,893)	(10,958,229)	44,197,906
Fidelity Series Canada Fund	77,307,427	3,861,928	4,762,217	-	(128,462)	(15,292,401)	60,986,275
Fidelity Series Commodity Strategy Fund	49,864,325	26,895,149	17,105,802	23,232,325	(4,149,529)	(23,088,049)	32,416,094
Fidelity Series Emerging Markets Debt Fund	16,597,853	1,283,013	938,023	423,620	(116,295)	(2,709,649)	14,116,899
Fidelity Series Emerging Markets Debt Local Currency Fund	5,612,058	106,338	434,474	-	(58,911)	(581,148)	4,643,863
Fidelity Series Emerging Markets Fund	36,715,537	2,415,281	1,422,163	-	(169,041)	(8,050,571)	29,489,043
Fidelity Series Emerging Markets Opportunities Fund	330,872,482	26,959,066	14,878,715	-	(3,113,948)	(67,532,610)	272,306,275
Fidelity Series Floating Rate High Income Fund	3,392,195	135,831	475,031	82,021	(44,819)	(125,020)	2,883,156
Fidelity Series Government Money Market Fund 3.00%	13,551,946	14,477,303	13,600,104	8,565	-	-	14,429,145
Fidelity Series High Income Fund	20,222,174	774,739	3,935,897	475,567	(474,920)	(2,007,424)	14,578,672
Fidelity Series Inflation-Protected Bond Index Fund	23,061,684	409,266	22,844,923	322,521	521,568	(1,147,595)	-
Fidelity Series International Credit Fund	1,706,551	23,300	-	23,300	-	(258,298)	1,471,553
Fidelity Series International Developed Markets Bond Index Fund	101,923,080	24,010,076	10,623,456	166,307	(984,176)	(8,849,610)	105,475,914
Fidelity Series International Growth Fund	176,985,081	14,833,291	11,118,231	-	(1,550,198)	(38,948,320)	140,201,623
Fidelity Series International Small Cap Fund	48,761,896	1,240,265	1,933,723	-	(471,629)	(11,051,836)	36,544,973
Fidelity Series International Value Fund	179,116,446	13,652,704	13,006,846	-	(850,845)	(38,173,134)	140,738,325
Fidelity Series Investment Grade Bond Fund	735,865,825	37,647,065	123,847,770	9,396,195	(10,121,059)	(63,569,417)	575,974,644
Fidelity Series Large Cap Stock Fund	216,826,686	22,271,826	21,311,967	10,251,895	1,785,401	(49,520,088)	170,051,858
Fidelity Series Large Cap Value Index Fund	23,451,357	787,602	1,803,532	-	306,671	(4,221,970)	18,520,128
Fidelity Series Long-Term Treasury Bond Index Fund	170,410,396	24,170,525	12,593,465	2,042,698	(1,799,460)	(36,686,499)	143,501,497
Fidelity Series Opportunistic Insights Fund	127,346,178	13,128,112	10,262,751	-	(2,059,100)	(26,606,071)	101,546,368
Fidelity Series Overseas Fund	178,014,643	15,103,276	6,977,039	-	(540,925)	(44,060,770)	141,539,185
Fidelity Series Real Estate Income Fund	12,120,195	696,052	4,257,771	561,879	30,611	(1,669,220)	6,919,867
Fidelity Series Short-Term Credit Fund	3,396,357	17,475	3,391,036	5,967	(57,196)	34,425	25
Fidelity Series Small Cap Opportunities Fund	77,221,382	4,086,656	7,558,916	2,717,090	(1,008,581)	(14,662,034)	58,078,507
Fidelity Series Stock Selector Large Cap Value Fund	138,391,706	7,342,762	14,435,537	-	(91,719)	(23,110,306)	108,096,906
Fidelity Series Value Discovery Fund	140,961,665	5,594,485	16,131,191	-	2,698,900	(21,432,381)	111,691,478
	3,351,450,704	341,211,972	384,409,746	49,709,950	(26,921,747)	(597,228,303)	2,684,102,880

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,492,063	-	1,492,063	-

Domestic Equity Funds	883,282,209	883,282,209	-	-

International Equity Funds	821,805,699	821,805,699	-	-

Bond Funds	964,585,802	964,585,802	-	-

Short-Term Funds	15,050,429	15,050,429	-	-
Total Investments in Securities:	2,686,216,202	2,684,724,139	1,492,063	-
Derivative Instruments:

Assets
Futures Contracts	1,661,711	1,661,711	-	-
Total Assets	1,661,711	1,661,711	-	-

Liabilities
Futures Contracts	(3,064,065)	(3,064,065)	-	-
Total Liabilities	(3,064,065)	(3,064,065)	-	-
Total Derivative Instruments:	(1,402,354)	(1,402,354)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,661,711	0
Total Equity Risk	1,661,711	0
Interest Rate Risk
Futures Contracts (a)	0	(3,064,065)
Total Interest Rate Risk	0	(3,064,065)
Total Value of Derivatives	1,661,711	(3,064,065)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $1,491,483)		$1,492,063
Fidelity Central Funds (cost $621,259)		621,259
Other affiliated issuers (cost $2,843,999,883)		2,684,102,880

Total Investment in Securities (cost $2,846,112,625)			$2,686,216,202
Receivable for investments sold			32,466,376
Receivable for fund shares sold			2,945,069
Distributions receivable from Fidelity Central Funds			2,442
Receivable for daily variation margin on futures contracts			8,434
Total assets			2,721,638,523
Liabilities
Payable for investments purchased		28,691,666
Payable for fund shares redeemed		5,273,330
Accrued management fee		1,514,427
Distribution and service plan fees payable		425,864
Payable for daily variation margin on futures contracts		102,914
Other payables and accrued expenses		961
Total Liabilities			36,009,162
Net Assets			$2,685,629,361
Net Assets consist of:
Paid in capital			$2,854,681,313
Total accumulated earnings (loss)			(169,051,952)
Net Assets			$2,685,629,361

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($985,867,257 ÷ 86,393,933 shares) (a)			$11.41
Maximum offering price per share (100/94.25 of $11.41)			$12.11
Class M :
Net Asset Value and redemption price per share ($379,028,140 ÷ 33,541,157 shares) (a)			$11.30
Maximum offering price per share (100/96.50 of $11.30)			$11.71
Class C :
Net Asset Value and offering price per share ($46,738,479 ÷ 4,237,796 shares) (a)			$11.03
Class I :
Net Asset Value , offering price and redemption price per share ($937,630,350 ÷ 81,440,256 shares)			$11.51
Class Z :
Net Asset Value , offering price and redemption price per share ($117,487,652 ÷ 10,302,877 shares)			$11.40
Class Z6 :
Net Asset Value , offering price and redemption price per share ($218,877,483 ÷ 19,096,300 shares)			$11.46
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$38,663,118
Interest		12,606
Income from Fidelity Central Funds		15,002
Total Income		38,690,726
Expenses
Management fee	$9,695,325
Distribution and service plan fees	2,732,969
Independent trustees' fees and expenses	5,247
Total expenses before reductions	12,433,541
Expense reductions	(14)
Total expenses after reductions		12,433,527
Net Investment income (loss)		26,257,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,053
Fidelity Central Funds	53
Other affiliated issuers	(26,921,747)
Futures contracts	(1,440,370)
Capital gain distributions from underlying funds:
Affiliated issuers	11,046,832
Total net realized gain (loss)		(17,314,179)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	556
Fidelity Central Funds	(52)
Other affiliated issuers	(597,228,303)
Futures contracts	(2,189,194)
Total change in net unrealized appreciation (depreciation)		(599,416,993)
Net gain (loss)		(616,731,172)
Net increase (decrease) in net assets resulting from operations		$(590,473,973)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,257,199	$73,606,225
Net realized gain (loss)	(17,314,179)	273,240,703
Change in net unrealized appreciation (depreciation)	(599,416,993)	(300,472,927)
Net increase (decrease) in net assets resulting from operations	(590,473,973)	46,374,001
Distributions to shareholders	(179,004,533)	(325,099,563)
Share transactions - net increase (decrease)	100,508,039	179,328,125
Total increase (decrease) in net assets	(668,970,467)	(99,397,437)

Net Assets
Beginning of period	3,354,599,828	3,453,997,265
End of period	$2,685,629,361	$3,354,599,828

Financial Highlights
Fidelity Advisor Freedom® 2030 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.75	$16.00	$12.21	$14.01	$14.95	$14.12
Income from Investment Operations
Net investment income (loss) A,B	.11	.32	.11	.19	.23	.15
Net realized and unrealized gain (loss)	(2.66)	(.09)	4.67	(1.01)	.19	1.50
Total from investment operations	(2.55)	.23	4.78	(.82)	.42	1.65
Distributions from net investment income	-	(.33)	(.13)	(.19)	(.24)	(.16)
Distributions from net realized gain	(.79)	(1.15)	(.87)	(.79)	(1.13)	(.66)
Total distributions	(.79)	(1.48)	(.99) C	(.98)	(1.36) C	(.82)
Net asset value, end of period	$11.41	$14.75	$16.00	$12.21	$14.01	$14.95
Total Return D,E,F	(17.82)%	1.05%	40.51%	(6.61)%	3.43%	11.80%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.91% I	.92%	.93%	.94%	.94% J	.84%
Expenses net of fee waivers, if any	.91% I	.92%	.93%	.94%	.94% J	.84%
Expenses net of all reductions	.91% I	.92%	.93%	.94%	.94% J	.84%
Net investment income (loss)	1.65% I	1.99%	.75%	1.35%	1.57%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$985,867	$1,246,930	$1,318,549	$1,041,706	$1,279,896	$1,374,112
Portfolio turnover rate K	23% I	31%	29%	33%	22%	25%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$15.88	$12.13	$13.93	$14.88	$14.06
Income from Investment Operations
Net investment income (loss) A,B	.09	.28	.07	.15	.19	.11
Net realized and unrealized gain (loss)	(2.63)	(.09)	4.64	(1.00)	.19	1.50
Total from investment operations	(2.54)	.19	4.71	(.85)	.38	1.61
Distributions from net investment income	-	(.30)	(.10)	(.17)	(.21)	(.13)
Distributions from net realized gain	(.78)	(1.15)	(.86)	(.78)	(1.12)	(.66)
Total distributions	(.78)	(1.45)	(.96)	(.95)	(1.33)	(.79)
Net asset value, end of period	$11.30	$14.62	$15.88	$12.13	$13.93	$14.88
Total Return C,D,E	(17.90)%	.81%	40.15%	(6.84)%	3.12%	11.53%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.16% H	1.17%	1.18%	1.19%	1.19% I	1.09%
Expenses net of fee waivers, if any	1.16% H	1.17%	1.18%	1.19%	1.19% I	1.09%
Expenses net of all reductions	1.16% H	1.17%	1.18%	1.19%	1.19% I	1.09%
Net investment income (loss)	1.40% H	1.74%	.50%	1.10%	1.32%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$379,028	$477,841	$502,610	$391,371	$453,917	$452,750
Portfolio turnover rate J	23% H	31%	29%	33%	22%	25%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.32	$15.60	$11.95	$13.75	$14.71	$13.92
Income from Investment Operations
Net investment income (loss) A,B	.06	.19	- C	.08	.12	.03
Net realized and unrealized gain (loss)	(2.57)	(.08)	4.55	(.98)	.18	1.48
Total from investment operations	(2.51)	.11	4.55	(.90)	.30	1.51
Distributions from net investment income	-	(.24)	(.05)	(.12)	(.15)	(.07)
Distributions from net realized gain	(.78)	(1.15)	(.85)	(.78)	(1.11)	(.65)
Total distributions	(.78)	(1.39)	(.90)	(.90)	(1.26)	(.72)
Net asset value, end of period	$11.03	$14.32	$15.60	$11.95	$13.75	$14.71
Total Return D,E,F	(18.11)%	.30%	39.41%	(7.25)%	2.57%	10.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.66% I	1.67%	1.68%	1.69%	1.69% J	1.59%
Expenses net of fee waivers, if any	1.66% I	1.67%	1.68%	1.69%	1.69% J	1.59%
Expenses net of all reductions	1.66% I	1.67%	1.68%	1.69%	1.69% J	1.59%
Net investment income (loss)	.90% I	1.24%	-%	.60%	.82%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$46,738	$58,820	$69,899	$55,554	$66,505	$96,199
Portfolio turnover rate K	23% I	31%	29%	33%	22%	25%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.87	$16.10	$12.29	$14.09	$15.04	$14.21
Income from Investment Operations
Net investment income (loss) A,B	.12	.36	.15	.23	.26	.18
Net realized and unrealized gain (loss)	(2.68)	(.08)	4.69	(1.01)	.19	1.51
Total from investment operations	(2.56)	.28	4.84	(.78)	.45	1.69
Distributions from net investment income	-	(.36)	(.15)	(.22)	(.27)	(.21)
Distributions from net realized gain	(.80)	(1.15)	(.88)	(.80)	(1.14)	(.66)
Total distributions	(.80)	(1.51)	(1.03)	(1.02)	(1.40) C	(.86) C
Net asset value, end of period	$11.51	$14.87	$16.10	$12.29	$14.09	$15.04
Total Return D,E	(17.75)%	1.37%	40.77%	(6.32)%	3.65%	12.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.67%	.68%	.69%	.69% I	.60%
Expenses net of fee waivers, if any	.66% H	.67%	.68%	.69%	.69% I	.60%
Expenses net of all reductions	.66% H	.67%	.68%	.69%	.69% I	.60%
Net investment income (loss)	1.90% H	2.24%	1.00%	1.60%	1.82%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$937,630	$1,242,060	$1,325,192	$984,341	$1,108,684	$1,043,420
Portfolio turnover rate J	23% H	31%	29%	33%	22%	25%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$14.73	$15.98	$12.20	$14.03	$14.99
Income from Investment Operations
Net investment income (loss) B,C	.13	.37	.16	.24	.04
Net realized and unrealized gain (loss)	(2.65)	(.09)	4.67	(1.01)	(.15)
Total from investment operations	(2.52)	.28	4.83	(.77)	(.11)
Distributions from net investment income	-	(.38)	(.17)	(.25)	(.33)
Distributions from net realized gain	(.81)	(1.15)	(.88)	(.82)	(.53)
Total distributions	(.81)	(1.53)	(1.05)	(1.06) D	(.85) D
Net asset value, end of period	$11.40	$14.73	$15.98	$12.20	$14.03
Total Return E,F	(17.67)%	1.37%	41.01%	(6.28)%	(.09)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.57% I	.58%	.59%	.60% J	.60% I
Expenses net of fee waivers, if any	.57% I	.58%	.59%	.60% J	.60% I
Expenses net of all reductions	.57% I	.58%	.59%	.60% J	.60% I
Net investment income (loss)	1.99% I	2.33%	1.09%	1.69%	.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$117,488	$102,337	$63,499	$38,041	$2,948
Portfolio turnover rate K	23% I	31%	29%	33%	22%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.80	$16.03	$12.24	$14.05	$15.03	$14.53
Income from Investment Operations
Net investment income (loss) B,C	.14	.39	.18	.26	.29	.16
Net realized and unrealized gain (loss)	(2.67)	(.08)	4.68	(1.01)	.19	.99
Total from investment operations	(2.53)	.31	4.86	(.75)	.48	1.15
Distributions from net investment income	-	(.39)	(.19)	(.25)	(.30)	(.23)
Distributions from net realized gain	(.81)	(1.15)	(.88)	(.81)	(1.15)	(.42)
Total distributions	(.81)	(1.54)	(1.07)	(1.06)	(1.46) D	(.65)
Net asset value, end of period	$11.46	$14.80	$16.03	$12.24	$14.05	$15.03
Total Return E,F	(17.64)%	1.56%	41.14%	(6.16)%	3.84%	7.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.46%	.46%	.47%	.47%	.49% I,J
Expenses net of fee waivers, if any	.45% I	.46%	.46%	.47%	.47%	.49% I,J
Expenses net of all reductions	.45% I	.46%	.46%	.47%	.47%	.49% I,J
Net investment income (loss)	2.11% I	2.45%	1.22%	1.82%	2.05%	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$218,877	$226,612	$174,248	$83,686	$60,480	$26,854
Portfolio turnover rate K	23% I	31%	29%	33%	22%	25%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	12.1
Fidelity Series Emerging Markets Opportunities Fund	11.6
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Overseas Fund	6.3
Fidelity Series International Value Fund	6.3
Fidelity Series International Growth Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.2
Fidelity Advisor Series Equity Growth Fund	5.2
Fidelity Series Stock Selector Large Cap Value Fund	5.1
71.8

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2035 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $1,402,678)	1,410,000	1,402,976

Domestic Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,108,270	122,815,482
Fidelity Advisor Series Growth Opportunities Fund (c)	9,880,525	86,652,201
Fidelity Advisor Series Small Cap Fund (c)	5,119,127	53,597,262
Fidelity Series All-Sector Equity Fund (c)	5,693,112	48,846,901
Fidelity Series Commodity Strategy Fund (c)	13,163,807	27,512,356
Fidelity Series Large Cap Stock Fund (c)	12,671,965	187,164,926
Fidelity Series Large Cap Value Index Fund (c)	1,610,960	20,491,410
Fidelity Series Opportunistic Insights Fund (c)	7,862,277	111,722,954
Fidelity Series Small Cap Opportunities Fund (c)	5,966,523	64,319,122
Fidelity Series Stock Selector Large Cap Value Fund (c)	10,657,450	119,043,715
Fidelity Series Value Discovery Fund (c)	8,923,571	122,877,574
TOTAL DOMESTIC EQUITY FUNDS (Cost $911,991,930)		965,043,903

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	5,175,240	64,172,976
Fidelity Series Emerging Markets Fund (c)	4,085,855	29,581,590
Fidelity Series Emerging Markets Opportunities Fund (c)	18,688,360	271,354,993
Fidelity Series International Growth Fund (c)	11,439,447	146,653,709
Fidelity Series International Small Cap Fund (c)	2,807,529	38,406,997
Fidelity Series International Value Fund (c)	17,164,816	147,445,772
Fidelity Series Overseas Fund (c)	15,536,979	148,067,406
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $893,644,205)		845,683,443

Bond Funds - 22.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	287,156	2,294,376
Fidelity Series Emerging Markets Debt Fund (c)	1,795,276	12,315,591
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	508,272	4,050,925
Fidelity Series Floating Rate High Income Fund (c)	273,512	2,379,553
Fidelity Series High Income Fund (c)	1,613,923	12,717,712
Fidelity Series International Credit Fund (c)	147,597	1,161,589
Fidelity Series International Developed Markets Bond Index Fund (c)	6,828,481	58,178,661
Fidelity Series Investment Grade Bond Fund (c)	29,119,309	284,204,457
Fidelity Series Long-Term Treasury Bond Index Fund (c)	22,367,376	133,533,237
Fidelity Series Real Estate Income Fund (c)	634,068	6,036,331
TOTAL BOND FUNDS (Cost $629,699,122)		516,872,432

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	675,797	675,932
Fidelity Series Government Money Market Fund 3.00% (c)(e)	11,810,061	11,810,061
Fidelity Series Short-Term Credit Fund (c)	1	9
TOTAL SHORT-TERM FUNDS (Cost $12,486,002)		12,486,002

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,449,223,937)	2,341,488,756
NET OTHER ASSETS (LIABILITIES) - 0.0%	(518,817)
NET ASSETS - 100.0%	2,340,969,939

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	382	Dec 2022	42,807,875	(2,611,026)	(2,611,026)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	36	Dec 2022	4,932,000	(59,946)	(59,946)

TOTAL PURCHASED					(2,670,972)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	64	Dec 2022	11,524,800	34,177	34,177
ICE E-mini MSCI EAFE Index Contracts (United States)	105	Dec 2022	8,718,150	1,182,279	1,182,279
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	67	Dec 2022	2,919,525	7,873	7,873

TOTAL SOLD					1,224,329

TOTAL FUTURES CONTRACTS					(1,446,643)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,402,976.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	2,329,769	12,497,358	14,151,196	14,560	47	(46)	675,932	0.0%
Total	2,329,769	12,497,358	14,151,196	14,560	47	(46)	675,932

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	154,955,626	11,034,504	10,073,513	-	(1,353,703)	(31,747,432)	122,815,482
Fidelity Advisor Series Growth Opportunities Fund	106,276,427	20,029,377	8,491,909	-	(1,802,483)	(29,359,211)	86,652,201
Fidelity Advisor Series Small Cap Fund	70,335,305	3,064,187	6,704,152	-	(1,046,126)	(12,051,952)	53,597,262
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,943,906	57,211	231,962	-	(20,054)	(454,725)	2,294,376
Fidelity Series All-Sector Equity Fund	66,465,075	1,239,541	5,653,820	-	(1,133,812)	(12,070,083)	48,846,901
Fidelity Series Canada Fund	82,926,364	4,131,721	6,474,784	-	(187,972)	(16,222,353)	64,172,976
Fidelity Series Commodity Strategy Fund	44,072,423	23,555,375	16,221,548	20,378,803	(4,580,436)	(19,313,458)	27,512,356
Fidelity Series Emerging Markets Debt Fund	14,487,192	1,073,418	773,529	371,181	(92,604)	(2,378,886)	12,315,591
Fidelity Series Emerging Markets Debt Local Currency Fund	4,911,448	119,838	419,734	-	(65,652)	(494,975)	4,050,925
Fidelity Series Emerging Markets Fund	37,314,196	2,130,742	1,576,517	-	(267,865)	(8,018,966)	29,581,590
Fidelity Series Emerging Markets Opportunities Fund	336,289,152	21,603,079	15,302,961	-	(2,913,519)	(68,320,758)	271,354,993
Fidelity Series Floating Rate High Income Fund	2,968,808	129,087	568,985	71,875	(59,998)	(89,359)	2,379,553
Fidelity Series Government Money Market Fund 3.00%	-	11,810,061	-	513	-	-	11,810,061
Fidelity Series High Income Fund	17,837,167	730,566	3,666,232	417,720	(444,051)	(1,739,738)	12,717,712
Fidelity Series International Credit Fund	1,347,087	18,393	-	18,392	-	(203,891)	1,161,589
Fidelity Series International Developed Markets Bond Index Fund	49,445,166	16,487,397	2,690,939	83,578	(178,686)	(4,884,277)	58,178,661
Fidelity Series International Growth Fund	189,699,394	12,600,936	12,597,074	-	(1,760,821)	(41,288,726)	146,653,709
Fidelity Series International Small Cap Fund	52,175,215	995,087	2,486,711	-	(696,166)	(11,580,428)	38,406,997
Fidelity Series International Value Fund	191,587,475	12,467,529	15,058,286	-	(773,641)	(40,777,305)	147,445,772
Fidelity Series Investment Grade Bond Fund	349,692,135	29,933,193	60,085,129	4,459,058	(4,617,086)	(30,718,656)	284,204,457
Fidelity Series Large Cap Stock Fund	243,838,851	21,210,642	24,580,687	11,375,813	2,027,769	(55,331,649)	187,164,926
Fidelity Series Large Cap Value Index Fund	26,373,112	564,355	2,059,823	-	435,274	(4,821,508)	20,491,410
Fidelity Series Long-Term Treasury Bond Index Fund	157,411,797	24,520,154	12,682,076	1,896,235	(2,150,634)	(33,566,004)	133,533,237
Fidelity Series Opportunistic Insights Fund	143,210,611	11,716,762	11,116,161	-	(2,826,842)	(29,261,416)	111,722,954
Fidelity Series Overseas Fund	190,746,630	11,851,408	7,141,850	-	(836,217)	(46,552,565)	148,067,406
Fidelity Series Real Estate Income Fund	10,601,801	633,288	3,764,554	483,242	(172,607)	(1,261,597)	6,036,331
Fidelity Series Short-Term Credit Fund	-	9	-	-	-	-	9
Fidelity Series Small Cap Opportunities Fund	86,839,117	4,621,441	9,658,435	3,009,879	(1,219,424)	(16,263,577)	64,319,122
Fidelity Series Stock Selector Large Cap Value Fund	155,630,044	5,886,775	16,562,446	-	98,109	(26,008,767)	119,043,715
Fidelity Series Value Discovery Fund	158,522,424	5,094,668	19,832,883	-	2,660,632	(23,567,267)	122,877,574
	2,948,903,948	259,310,744	276,476,700	42,566,289	(23,978,615)	(568,349,529)	2,339,409,848

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,402,976	-	1,402,976	-

Domestic Equity Funds	965,043,903	965,043,903	-	-

International Equity Funds	845,683,443	845,683,443	-	-

Bond Funds	516,872,432	516,872,432	-	-

Short-Term Funds	12,486,002	12,486,002	-	-
Total Investments in Securities:	2,341,488,756	2,340,085,780	1,402,976	-
Derivative Instruments:

Assets
Futures Contracts	1,224,329	1,224,329	-	-
Total Assets	1,224,329	1,224,329	-	-

Liabilities
Futures Contracts	(2,670,972)	(2,670,972)	-	-
Total Liabilities	(2,670,972)	(2,670,972)	-	-
Total Derivative Instruments:	(1,446,643)	(1,446,643)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,224,329	0
Total Equity Risk	1,224,329	0
Interest Rate Risk
Futures Contracts (a)	0	(2,670,972)
Total Interest Rate Risk	0	(2,670,972)
Total Value of Derivatives	1,224,329	(2,670,972)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $1,402,678)		$1,402,976
Fidelity Central Funds (cost $675,932)		675,932
Other affiliated issuers (cost $2,447,145,327)		2,339,409,848

Total Investment in Securities (cost $2,449,223,937)			$2,341,488,756
Receivable for investments sold			20,111,363
Receivable for fund shares sold			2,202,779
Distributions receivable from Fidelity Central Funds			1,951
Receivable for daily variation margin on futures contracts			11,398
Total assets			2,363,816,247
Liabilities
Payable for investments purchased		14,963,202
Payable for fund shares redeemed		6,002,618
Accrued management fee		1,405,966
Distribution and service plan fees payable		360,332
Payable for daily variation margin on futures contracts		114,190
Total Liabilities			22,846,308
Net Assets			$2,340,969,939
Net Assets consist of:
Paid in capital			$2,458,521,159
Total accumulated earnings (loss)			(117,551,220)
Net Assets			$2,340,969,939

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($833,793,635 ÷ 74,467,850 shares) (a)			$11.20
Maximum offering price per share (100/94.25 of $11.20)			$11.88
Class M :
Net Asset Value and redemption price per share ($325,405,783 ÷ 29,583,970 shares) (a)			$11.00
Maximum offering price per share (100/96.50 of $11.00)			$11.40
Class C :
Net Asset Value and offering price per share ($34,924,408 ÷ 3,281,721 shares) (a)			$10.64
Class I :
Net Asset Value , offering price and redemption price per share ($832,931,017 ÷ 73,460,717 shares)			$11.34
Class Z :
Net Asset Value , offering price and redemption price per share ($103,587,867 ÷ 9,230,331 shares)			$11.22
Class Z6 :
Net Asset Value , offering price and redemption price per share ($210,327,229 ÷ 18,582,063 shares)			$11.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$30,373,058
Interest		11,661
Income from Fidelity Central Funds		14,560
Total Income		30,399,279
Expenses
Management fee	$8,996,226
Distribution and service plan fees	2,310,239
Independent trustees' fees and expenses	4,598
Total expenses before reductions	11,311,063
Expense reductions	(16)
Total expenses after reductions		11,311,047
Net Investment income (loss)		19,088,232
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,003
Fidelity Central Funds	47
Other affiliated issuers	(23,978,615)
Futures contracts	(1,558,563)
Capital gain distributions from underlying funds:
Affiliated issuers	12,193,231
Total net realized gain (loss)		(13,342,897)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	259
Fidelity Central Funds	(46)
Other affiliated issuers	(568,349,529)
Futures contracts	(1,794,924)
Total change in net unrealized appreciation (depreciation)		(570,144,240)
Net gain (loss)		(583,487,137)
Net increase (decrease) in net assets resulting from operations		$(564,398,905)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,088,232	$60,918,099
Net realized gain (loss)	(13,342,897)	271,127,302
Change in net unrealized appreciation (depreciation)	(570,144,240)	(265,711,633)
Net increase (decrease) in net assets resulting from operations	(564,398,905)	66,333,768
Distributions to shareholders	(183,581,813)	(284,614,476)
Share transactions - net increase (decrease)	137,301,732	195,925,285
Total increase (decrease) in net assets	(610,678,986)	(22,355,423)

Net Assets
Beginning of period	2,951,648,925	2,974,004,348
End of period	$2,340,969,939	$2,951,648,925

Financial Highlights
Fidelity Advisor Freedom® 2035 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.90	$16.02	$11.46	$13.58	$14.65	$13.61
Income from Investment Operations
Net investment income (loss) A,B	.09	.30	.10	.17	.20	.12
Net realized and unrealized gain (loss)	(2.86)	.07	5.39	(1.28)	.16	1.67
Total from investment operations	(2.77)	.37	5.49	(1.11)	.36	1.79
Distributions from net investment income	-	(.30)	(.12)	(.17)	(.22)	(.14)
Distributions from net realized gain	(.93)	(1.20)	(.81)	(.85)	(1.22)	(.61)
Total distributions	(.93)	(1.49)	(.93)	(1.01)	(1.43)	(.75)
Net asset value, end of period	$11.20	$14.90	$16.02	$11.46	$13.58	$14.65
Total Return C,D,E	(19.25)%	1.95%	49.73%	(9.15)%	3.19%	13.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.96%	.97%	.98%	.99%	.87%
Expenses net of fee waivers, if any	.95% H	.96%	.97%	.98%	.99%	.87%
Expenses net of all reductions	.95% H	.96%	.97%	.98%	.99%	.87%
Net investment income (loss)	1.35% H	1.87%	.69%	1.23%	1.40%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$833,794	$1,068,426	$1,122,730	$824,792	$1,026,416	$1,082,982
Portfolio turnover rate I	20% H	27%	27%	33%	23%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.67	$15.80	$11.33	$13.44	$14.53	$13.51
Income from Investment Operations
Net investment income (loss) A,B	.07	.26	.06	.13	.16	.08
Net realized and unrealized gain (loss)	(2.81)	.08	5.31	(1.26)	.16	1.66
Total from investment operations	(2.74)	.34	5.37	(1.13)	.32	1.74
Distributions from net investment income	-	(.27)	(.09)	(.14)	(.19)	(.12)
Distributions from net realized gain	(.93)	(1.20)	(.81)	(.84)	(1.22)	(.60)
Total distributions	(.93)	(1.47)	(.90)	(.98)	(1.41)	(.72)
Net asset value, end of period	$11.00	$14.67	$15.80	$11.33	$13.44	$14.53
Total Return C,D,E	(19.37)%	1.73%	49.26%	(9.36)%	2.89%	12.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.20% H	1.21%	1.22%	1.23%	1.24%	1.13%
Expenses net of fee waivers, if any	1.20% H	1.21%	1.22%	1.23%	1.24%	1.13%
Expenses net of all reductions	1.20% H	1.21%	1.22%	1.23%	1.24%	1.13%
Net investment income (loss)	1.10% H	1.62%	.44%	.98%	1.15%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$325,406	$408,691	$425,013	$310,544	$366,074	$364,455
Portfolio turnover rate I	20% H	27%	27%	33%	23%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.26	$15.42	$11.09	$13.20	$14.29	$13.32
Income from Investment Operations
Net investment income (loss) A,B	.04	.17	(.01)	.06	.09	.01
Net realized and unrealized gain (loss)	(2.73)	.07	5.20	(1.23)	.17	1.62
Total from investment operations	(2.69)	.24	5.19	(1.17)	.26	1.63
Distributions from net investment income	-	(.21)	(.05)	(.10)	(.13)	(.07)
Distributions from net realized gain	(.93)	(1.20)	(.81)	(.84)	(1.22)	(.60)
Total distributions	(.93)	(1.40)	(.86)	(.94)	(1.35)	(.66)
Net asset value, end of period	$10.64	$14.26	$15.42	$11.09	$13.20	$14.29
Total Return C,D,E	(19.59)%	1.18%	48.61%	(9.84)%	2.39%	12.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.70% H	1.71%	1.72%	1.73%	1.73% I	1.63%
Expenses net of fee waivers, if any	1.70% H	1.71%	1.72%	1.73%	1.73% I	1.63%
Expenses net of all reductions	1.70% H	1.71%	1.72%	1.73%	1.73% I	1.63%
Net investment income (loss)	.60% H	1.12%	(.06)%	.48%	.65%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$34,924	$45,937	$53,192	$37,642	$44,302	$65,519
Portfolio turnover rate J	20% H	27%	27%	33%	23%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.07	$16.17	$11.56	$13.69	$14.75	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.10	.34	.13	.20	.23	.15
Net realized and unrealized gain (loss)	(2.89)	.09	5.44	(1.28)	.17	1.68
Total from investment operations	(2.79)	.43	5.57	(1.08)	.40	1.83
Distributions from net investment income	-	(.33)	(.14)	(.20)	(.25)	(.17)
Distributions from net realized gain	(.94)	(1.20)	(.81)	(.85)	(1.22)	(.62)
Total distributions	(.94)	(1.53)	(.96)	(1.05)	(1.46)	(.79)
Net asset value, end of period	$11.34	$15.07	$16.17	$11.56	$13.69	$14.75
Total Return C,D	(19.18)%	2.25%	49.99%	(8.91)%	3.47%	13.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.71%	.72%	.73%	.74%	.64%
Expenses net of fee waivers, if any	.70% G	.71%	.72%	.73%	.74%	.64%
Expenses net of all reductions	.70% G	.71%	.72%	.73%	.74%	.64%
Net investment income (loss)	1.60% G	2.12%	.94%	1.48%	1.65%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$832,931	$1,109,011	$1,169,461	$808,586	$907,369	$867,707
Portfolio turnover rate H	20% G	27%	27%	33%	23%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$14.93	$16.04	$11.47	$13.63	$14.78
Income from Investment Operations
Net investment income (loss) B,C	.11	.36	.15	.21	.07
Net realized and unrealized gain (loss)	(2.87)	.08	5.39	(1.27)	(.32)
Total from investment operations	(2.76)	.44	5.54	(1.06)	(.25)
Distributions from net investment income	-	(.35)	(.16)	(.22)	(.31)
Distributions from net realized gain	(.95)	(1.20)	(.81)	(.88)	(.59)
Total distributions	(.95)	(1.55)	(.97)	(1.10)	(.90)
Net asset value, end of period	$11.22	$14.93	$16.04	$11.47	$13.63
Total Return D,E	(19.17)%	2.35%	50.19%	(8.87)%	(.96)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.61% H	.61% I	.62%	.63%	.63% H,I
Expenses net of fee waivers, if any	.61% H	.61% I	.62%	.63%	.63% H,I
Expenses net of all reductions	.61% H	.61% I	.62%	.63%	.63% H,I
Net investment income (loss)	1.69% H	2.22%	1.04%	1.58%	1.01% H
Supplemental Data
Net assets, end of period (000 omitted)	$103,588	$97,458	$53,381	$27,968	$2,821
Portfolio turnover rate J	20% H	27%	27%	33%	23%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$15.04	$16.14	$11.53	$13.67	$14.75	$14.07
Income from Investment Operations
Net investment income (loss) B,C	.12	.38	.17	.23	.26	.12
Net realized and unrealized gain (loss)	(2.89)	.08	5.43	(1.28)	.16	1.15
Total from investment operations	(2.77)	.46	5.60	(1.05)	.42	1.27
Distributions from net investment income	-	(.37)	(.17)	(.23)	(.29)	(.22)
Distributions from net realized gain	(.95)	(1.20)	(.81)	(.86)	(1.22)	(.38)
Total distributions	(.95)	(1.56) D	(.99) D	(1.09)	(1.50) D	(.59) D
Net asset value, end of period	$11.32	$15.04	$16.14	$11.53	$13.67	$14.75
Total Return E,F	(19.07)%	2.48%	50.43%	(8.74)%	3.65%	9.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I	.48%	.48%	.49%	.49%	.51% I,J
Expenses net of fee waivers, if any	.47% I	.48%	.48%	.49%	.49%	.51% I,J
Expenses net of all reductions	.47% I	.48%	.48%	.49%	.49%	.51% I,J
Net investment income (loss)	1.83% I	2.35%	1.18%	1.73%	1.90%	.97% I
Supplemental Data
Net assets, end of period (000 omitted)	$210,327	$222,126	$150,227	$63,792	$45,355	$15,784
Portfolio turnover rate K	20% I	27%	27%	33%	23%	23%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Large Cap Stock Fund	9.5
Fidelity Series Overseas Fund	7.3
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.7
74.4

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2040 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.87% to 2.42% 10/6/22 to 10/20/22 (b) (Cost $1,408,665)	1,410,000	1,408,729

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,758,323	130,713,622
Fidelity Advisor Series Growth Opportunities Fund (c)	10,520,651	92,266,109
Fidelity Advisor Series Small Cap Fund (c)	5,450,944	57,071,381
Fidelity Series All-Sector Equity Fund (c)	6,054,998	51,951,886
Fidelity Series Commodity Strategy Fund (c)	12,084,550	25,256,709
Fidelity Series Large Cap Stock Fund (c)	13,493,621	199,300,786
Fidelity Series Large Cap Value Index Fund (c)	1,710,637	21,759,308
Fidelity Series Opportunistic Insights Fund (c)	8,367,545	118,902,811
Fidelity Series Small Cap Opportunities Fund (c)	6,379,267	68,768,500
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,348,849	126,766,643
Fidelity Series Value Discovery Fund (c)	9,497,458	130,780,000
TOTAL DOMESTIC EQUITY FUNDS (Cost $987,650,317)		1,023,537,755

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	5,365,715	66,534,871
Fidelity Series Emerging Markets Fund (c)	4,102,136	29,699,468
Fidelity Series Emerging Markets Opportunities Fund (c)	18,707,752	271,636,562
Fidelity Series International Growth Fund (c)	11,830,412	151,665,886
Fidelity Series International Small Cap Fund (c)	2,901,771	39,696,230
Fidelity Series International Value Fund (c)	17,806,346	152,956,512
Fidelity Series Overseas Fund (c)	16,068,432	153,132,159
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $920,597,963)		865,321,688

Bond Funds - 9.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	258,548	2,065,796
Fidelity Series Emerging Markets Debt Fund (c)	1,606,334	11,019,453
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	454,760	3,624,435
Fidelity Series Floating Rate High Income Fund (c)	255,159	2,219,885
Fidelity Series High Income Fund (c)	1,443,981	11,378,572
Fidelity Series International Credit Fund (c)	134,424	1,057,915
Fidelity Series International Developed Markets Bond Index Fund (c)	586,163	4,994,109
Fidelity Series Investment Grade Bond Fund (c)	2,943,478	28,728,348
Fidelity Series Long-Term Treasury Bond Index Fund (c)	20,012,031	119,471,822
Fidelity Series Real Estate Income Fund (c)	567,251	5,400,232
TOTAL BOND FUNDS (Cost $244,969,501)		189,960,567

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	814,398	814,561
Fidelity Series Government Money Market Fund 3.00% (c)(e)	11,214,126	11,214,126
Fidelity Series Short-Term Credit Fund (c)	0	4
TOTAL SHORT-TERM FUNDS (Cost $12,028,691)		12,028,691

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,166,655,137)	2,092,257,430
NET OTHER ASSETS (LIABILITIES) - 0.0%	(482,431)
NET ASSETS - 100.0%	2,091,774,999

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	342	Dec 2022	38,325,375	(2,337,135)	(2,337,135)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	32	Dec 2022	4,384,000	(56,437)	(56,437)

TOTAL PURCHASED					(2,393,572)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	59	Dec 2022	10,624,425	2,096	2,096
ICE E-mini MSCI EAFE Index Contracts (United States)	103	Dec 2022	8,552,090	1,159,913	1,159,913
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	80	Dec 2022	3,486,000	24,938	24,938

TOTAL SOLD					1,186,947

TOTAL FUTURES CONTRACTS					(1,206,625)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Share amounts shown as "0" represent less than 1 share.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,379,764.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	2,038,184	11,437,621	12,661,244	15,644	7	(7)	814,561	0.0%
Total	2,038,184	11,437,621	12,661,244	15,644	7	(7)	814,561

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	165,373,731	12,006,613	11,185,434	-	(1,334,465)	(34,146,823)	130,713,622
Fidelity Advisor Series Growth Opportunities Fund	113,426,978	20,095,526	7,819,455	-	(1,776,587)	(31,660,353)	92,266,109
Fidelity Advisor Series Small Cap Fund	75,062,505	3,271,699	7,229,596	-	(984,574)	(13,048,653)	57,071,381
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,674,746	58,174	237,630	-	(21,138)	(408,356)	2,065,796
Fidelity Series All-Sector Equity Fund	70,935,366	1,477,968	6,315,308	-	(1,325,516)	(12,820,624)	51,951,886
Fidelity Series Canada Fund	86,333,631	4,903,527	7,638,012	-	(319,219)	(16,745,056)	66,534,871
Fidelity Series Commodity Strategy Fund	39,848,462	21,025,835	14,168,674	18,307,280	(3,388,139)	(18,060,775)	25,256,709
Fidelity Series Emerging Markets Debt Fund	13,057,426	888,246	698,824	334,334	(92,929)	(2,134,466)	11,019,453
Fidelity Series Emerging Markets Debt Local Currency Fund	4,427,308	113,250	411,008	-	(57,126)	(447,989)	3,624,435
Fidelity Series Emerging Markets Fund	36,684,889	3,003,385	1,719,188	-	(267,624)	(8,001,994)	29,699,468
Fidelity Series Emerging Markets Opportunities Fund	337,566,672	22,239,436	16,639,412	-	(4,240,809)	(67,289,325)	271,636,562
Fidelity Series Floating Rate High Income Fund	2,675,897	122,837	443,438	64,662	(44,433)	(90,978)	2,219,885
Fidelity Series Government Money Market Fund 3.00%	-	11,214,126	-	474	-	-	11,214,126
Fidelity Series High Income Fund	16,195,054	696,270	3,538,697	372,782	(472,912)	(1,501,143)	11,378,572
Fidelity Series International Credit Fund	1,226,857	16,751	-	16,751	-	(185,693)	1,057,915
Fidelity Series International Developed Markets Bond Index Fund	638,901	4,846,239	206,771	3,517	(10,876)	(273,384)	4,994,109
Fidelity Series International Growth Fund	197,225,844	12,531,509	13,054,044	-	(2,565,541)	(42,471,882)	151,665,886
Fidelity Series International Small Cap Fund	53,991,986	1,251,336	2,810,303	-	(796,891)	(11,939,898)	39,696,230
Fidelity Series International Value Fund	199,176,336	12,837,401	16,134,517	-	(965,288)	(41,957,420)	152,956,512
Fidelity Series Investment Grade Bond Fund	34,677,953	8,859,372	11,406,711	404,554	(960,046)	(2,442,220)	28,728,348
Fidelity Series Large Cap Stock Fund	260,244,135	21,088,920	24,970,732	12,084,218	1,698,799	(58,760,336)	199,300,786
Fidelity Series Large Cap Value Index Fund	28,147,463	608,510	2,296,421	-	429,564	(5,129,808)	21,759,308
Fidelity Series Long-Term Treasury Bond Index Fund	143,309,882	21,320,640	12,878,995	1,706,481	(2,676,273)	(29,603,432)	119,471,822
Fidelity Series Opportunistic Insights Fund	152,844,704	11,341,400	10,880,678	-	(2,483,534)	(31,919,081)	118,902,811
Fidelity Series Overseas Fund	198,300,462	11,686,860	7,593,669	-	(921,248)	(48,340,246)	153,132,159
Fidelity Series Real Estate Income Fund	9,558,193	580,874	3,464,434	429,802	(157,618)	(1,116,783)	5,400,232
Fidelity Series Short-Term Credit Fund	-	4	-	-	-	-	4
Fidelity Series Small Cap Opportunities Fund	92,677,106	5,147,087	10,350,586	3,210,893	(1,323,988)	(17,381,119)	68,768,500
Fidelity Series Stock Selector Large Cap Value Fund	166,096,507	5,233,917	16,791,286	-	(522,623)	(27,249,872)	126,766,643
Fidelity Series Value Discovery Fund	169,187,107	5,058,403	21,058,389	-	2,248,128	(24,655,249)	130,780,000
	2,671,566,101	223,526,115	231,942,212	36,935,748	(23,332,906)	(549,782,958)	2,090,034,140

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,408,729	-	1,408,729	-

Domestic Equity Funds	1,023,537,755	1,023,537,755	-	-

International Equity Funds	865,321,688	865,321,688	-	-

Bond Funds	189,960,567	189,960,567	-	-

Short-Term Funds	12,028,691	12,028,691	-	-
Total Investments in Securities:	2,092,257,430	2,090,848,701	1,408,729	-
Derivative Instruments:

Assets
Futures Contracts	1,186,947	1,186,947	-	-
Total Assets	1,186,947	1,186,947	-	-

Liabilities
Futures Contracts	(2,393,572)	(2,393,572)	-	-
Total Liabilities	(2,393,572)	(2,393,572)	-	-
Total Derivative Instruments:	(1,206,625)	(1,206,625)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,186,947	0
Total Equity Risk	1,186,947	0
Interest Rate Risk
Futures Contracts (a)	0	(2,393,572)
Total Interest Rate Risk	0	(2,393,572)
Total Value of Derivatives	1,186,947	(2,393,572)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $1,408,665)		$1,408,729
Fidelity Central Funds (cost $814,561)		814,561
Other affiliated issuers (cost $2,164,431,911)		2,090,034,140

Total Investment in Securities (cost $2,166,655,137)			$2,092,257,430
Receivable for investments sold			15,658,958
Receivable for fund shares sold			2,234,104
Distributions receivable from Fidelity Central Funds			2,076
Receivable for daily variation margin on futures contracts			10,236
Total assets			2,110,162,804
Liabilities
Payable for investments purchased		12,647,184
Payable for fund shares redeemed		3,951,076
Accrued management fee		1,336,961
Distribution and service plan fees payable		328,891
Payable for daily variation margin on futures contracts		123,693
Total Liabilities			18,387,805
Net Assets			$2,091,774,999
Net Assets consist of:
Paid in capital			$2,183,714,641
Total accumulated earnings (loss)			(91,939,642)
Net Assets			$2,091,774,999

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($745,661,671 ÷ 62,402,874 shares) (a)			$11.95
Maximum offering price per share (100/94.25 of $11.95)			$12.68
Class M :
Net Asset Value and redemption price per share ($300,687,599 ÷ 25,438,197 shares) (a)			$11.82
Maximum offering price per share (100/96.50 of $11.82)			$12.25
Class C :
Net Asset Value and offering price per share ($32,308,279 ÷ 2,833,755 shares) (a)			$11.40
Class I :
Net Asset Value , offering price and redemption price per share ($735,848,491 ÷ 60,875,639 shares)			$12.09
Class Z :
Net Asset Value , offering price and redemption price per share ($85,891,027 ÷ 7,182,588 shares)			$11.96
Class Z6 :
Net Asset Value , offering price and redemption price per share ($191,377,932 ÷ 15,871,947 shares)			$12.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$24,007,896
Interest		11,208
Income from Fidelity Central Funds		15,644
Total Income		24,034,748
Expenses
Management fee	$8,581,760
Distribution and service plan fees	2,113,772
Independent trustees' fees and expenses	4,142
Total expenses before reductions	10,699,674
Expense reductions	(16)
Total expenses after reductions		10,699,658
Net Investment income (loss)		13,335,090
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	689
Fidelity Central Funds	7
Other affiliated issuers	(23,332,906)
Futures contracts	(1,717,158)
Capital gain distributions from underlying funds:
Affiliated issuers	12,927,852
Total net realized gain (loss)		(12,121,516)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	44
Fidelity Central Funds	(7)
Other affiliated issuers	(549,782,958)
Futures contracts	(1,237,848)
Total change in net unrealized appreciation (depreciation)		(551,020,769)
Net gain (loss)		(563,142,285)
Net increase (decrease) in net assets resulting from operations		$(549,807,195)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,335,090	$53,670,748
Net realized gain (loss)	(12,121,516)	272,405,558
Change in net unrealized appreciation (depreciation)	(551,020,769)	(245,280,331)
Net increase (decrease) in net assets resulting from operations	(549,807,195)	80,795,975
Distributions to shareholders	(190,516,568)	(269,416,376)
Share transactions - net increase (decrease)	158,002,643	172,603,391
Total increase (decrease) in net assets	(582,321,120)	(16,017,010)

Net Assets
Beginning of period	2,674,096,119	2,690,113,129
End of period	$2,091,774,999	$2,674,096,119

Financial Highlights
Fidelity Advisor Freedom® 2040 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.37	$17.54	$12.08	$14.52	$15.69	$14.57
Income from Investment Operations
Net investment income (loss) A,B	.07	.32	.09	.17	.21	.12
Net realized and unrealized gain (loss)	(3.32)	.23	6.34	(1.55)	.15	1.81
Total from investment operations	(3.25)	.55	6.43	(1.38)	.36	1.93
Distributions from net investment income	-	(.34)	(.11)	(.17)	(.23)	(.15)
Distributions from net realized gain	(1.17)	(1.38)	(.85)	(.88)	(1.31)	(.66)
Total distributions	(1.17)	(1.72)	(.97) C	(1.06) C	(1.53) C	(.81)
Net asset value, end of period	$11.95	$16.37	$17.54	$12.08	$14.52	$15.69
Total Return D,E,F	(20.67)%	2.74%	55.32%	(10.59)%	3.04%	13.42%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I	1.00%	1.00%	1.00%	.99% J	.87%
Expenses net of fee waivers, if any	1.00% I	1.00%	1.00%	1.00%	.99% J	.87%
Expenses net of all reductions	1.00% I	1.00%	1.00%	1.00%	.99% J	.87%
Net investment income (loss)	1.02% I	1.82%	.61%	1.17%	1.37%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$745,662	$963,236	$1,000,757	$729,343	$916,426	$948,970
Portfolio turnover rate K	19% I	26%	25%	31%	21%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.22	$17.40	$12.00	$14.44	$15.62	$14.52
Income from Investment Operations
Net investment income (loss) A,B	.05	.27	.05	.13	.17	.08
Net realized and unrealized gain (loss)	(3.29)	.23	6.29	(1.55)	.16	1.80
Total from investment operations	(3.24)	.50	6.34	(1.42)	.33	1.88
Distributions from net investment income	-	(.30)	(.09)	(.15)	(.20)	(.12)
Distributions from net realized gain	(1.16)	(1.38)	(.85)	(.88)	(1.31)	(.66)
Total distributions	(1.16)	(1.68)	(.94)	(1.02) C	(1.51)	(.78)
Net asset value, end of period	$11.82	$16.22	$17.40	$12.00	$14.44	$15.62
Total Return D,E,F	(20.80)%	2.50%	54.96%	(10.84)%	2.82%	13.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of fee waivers, if any	1.25% I	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of all reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.13%
Net investment income (loss)	.77% I	1.57%	.36%	.92%	1.12%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$300,688	$386,534	$402,667	$286,126	$356,107	$343,164
Portfolio turnover rate J	19% I	26%	25%	31%	21%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.71	$16.91	$11.71	$14.14	$15.32	$14.28
Income from Investment Operations
Net investment income (loss) A,B	.02	.18	(.02)	.06	.09	- C
Net realized and unrealized gain (loss)	(3.18)	.22	6.11	(1.52)	.18	1.77
Total from investment operations	(3.16)	.40	6.09	(1.46)	.27	1.77
Distributions from net investment income	-	(.22)	(.04)	(.09)	(.14)	(.07)
Distributions from net realized gain	(1.15)	(1.38)	(.85)	(.88)	(1.31)	(.66)
Total distributions	(1.15)	(1.60)	(.89)	(.97)	(1.45)	(.73)
Net asset value, end of period	$11.40	$15.71	$16.91	$11.71	$14.14	$15.32
Total Return D,E,F	(20.95)%	1.98%	54.12%	(11.31)%	2.37%	12.52%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I	1.75%	1.75%	1.75%	1.74% J	1.63%
Expenses net of fee waivers, if any	1.75% I	1.75%	1.75%	1.75%	1.74% J	1.63%
Expenses net of all reductions	1.75% I	1.75%	1.75%	1.75%	1.74% J	1.63%
Net investment income (loss)	.27% I	1.07%	(.14)%	.42%	.62%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$32,308	$42,441	$56,710	$41,153	$53,715	$84,365
Portfolio turnover rate K	19% I	26%	25%	31%	21%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.54	$17.69	$12.17	$14.62	$15.78	$14.65
Income from Investment Operations
Net investment income (loss) A,B	.09	.37	.13	.21	.24	.16
Net realized and unrealized gain (loss)	(3.36)	.23	6.39	(1.57)	.16	1.83
Total from investment operations	(3.27)	.60	6.52	(1.36)	.40	1.99
Distributions from net investment income	-	(.37)	(.14)	(.20)	(.26)	(.19)
Distributions from net realized gain	(1.18)	(1.38)	(.85)	(.89)	(1.31)	(.67)
Total distributions	(1.18)	(1.75)	(1.00) C	(1.09)	(1.56) C	(.86)
Net asset value, end of period	$12.09	$16.54	$17.69	$12.17	$14.62	$15.78
Total Return D,E	(20.58)%	3.03%	55.69%	(10.35)%	3.31%	13.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.63%
Expenses net of fee waivers, if any	.75% H	.75%	.75%	.75%	.75%	.63%
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.63%
Net investment income (loss)	1.27% H	2.07%	.86%	1.42%	1.62%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$735,848	$1,000,722	$1,045,866	$705,362	$805,102	$790,667
Portfolio turnover rate I	19% H	26%	25%	31%	21%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$16.38	$17.54	$12.08	$14.56	$15.85
Income from Investment Operations
Net investment income (loss) B,C	.09	.38	.15	.22	.36
Net realized and unrealized gain (loss)	(3.32)	.24	6.33	(1.55)	(.69)
Total from investment operations	(3.23)	.62	6.48	(1.33)	(.33)
Distributions from net investment income	-	(.40)	(.17)	(.23)	(.33)
Distributions from net realized gain	(1.19)	(1.38)	(.85)	(.91)	(.63)
Total distributions	(1.19)	(1.78)	(1.02)	(1.15) D	(.96)
Net asset value, end of period	$11.96	$16.38	$17.54	$12.08	$14.56
Total Return E,F	(20.53)%	3.14%	55.80%	(10.31)%	(1.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.64%	.64%	.65%	.65% I,J
Expenses net of fee waivers, if any	.64% I	.64%	.64%	.65%	.65% I,J
Expenses net of all reductions	.64% I	.64%	.64%	.65%	.65% I,J
Net investment income (loss)	1.38% I	2.17%	.97%	1.52%	5.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$85,891	$80,498	$43,822	$20,000	$1,501
Portfolio turnover rate K	19% I	26%	25%	31%	21%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$16.50	$17.64	$12.13	$14.60	$15.76	$15.04
Income from Investment Operations
Net investment income (loss) B,C	.11	.41	.17	.24	.28	.18
Net realized and unrealized gain (loss)	(3.36)	.24	6.38	(1.57)	.17	1.20
Total from investment operations	(3.25)	.65	6.55	(1.33)	.45	1.38
Distributions from net investment income	-	(.41)	(.18)	(.24)	(.30)	(.23)
Distributions from net realized gain	(1.19)	(1.38)	(.85)	(.90)	(1.31)	(.42)
Total distributions	(1.19)	(1.79)	(1.04) D	(1.14)	(1.61)	(.66) D
Net asset value, end of period	$12.06	$16.50	$17.64	$12.13	$14.60	$15.76
Total Return E,F	(20.48)%	3.31%	56.14%	(10.24)%	3.64%	9.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49%	.49%	.49%	.49%	.51% I,J
Expenses net of fee waivers, if any	.49% I	.49%	.49%	.49%	.49%	.51% I,J
Expenses net of all reductions	.49% I	.49%	.49%	.49%	.49%	.51% I,J
Net investment income (loss)	1.53% I	2.32%	1.12%	1.67%	1.87%	1.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$191,378	$200,666	$140,291	$57,216	$41,066	$11,861
Portfolio turnover rate K	19% I	26%	25%	31%	21%	23%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Equity Growth Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
75.7

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2045 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.87% to 3.29% 10/6/22 to 12/29/22 (b) (Cost $968,790)	970,000	968,846

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	7,788,280	94,627,602
Fidelity Advisor Series Growth Opportunities Fund (c)	7,615,362	66,786,729
Fidelity Advisor Series Small Cap Fund (c)	3,945,626	41,310,702
Fidelity Series All-Sector Equity Fund (c)	4,384,178	37,616,249
Fidelity Series Commodity Strategy Fund (c)	8,319,706	17,388,185
Fidelity Series Large Cap Stock Fund (c)	9,768,082	144,274,578
Fidelity Series Large Cap Value Index Fund (c)	1,239,084	15,761,149
Fidelity Series Opportunistic Insights Fund (c)	6,057,575	86,078,139
Fidelity Series Small Cap Opportunities Fund (c)	4,612,156	49,719,037
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,214,229	91,752,940
Fidelity Series Value Discovery Fund (c)	6,875,498	94,675,606
TOTAL DOMESTIC EQUITY FUNDS (Cost $739,653,990)		739,990,916

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,868,770	47,972,748
Fidelity Series Emerging Markets Fund (c)	2,931,060	21,220,877
Fidelity Series Emerging Markets Opportunities Fund (c)	13,420,007	194,858,502
Fidelity Series International Growth Fund (c)	8,520,409	109,231,646
Fidelity Series International Small Cap Fund (c)	2,092,745	28,628,745
Fidelity Series International Value Fund (c)	12,822,513	110,145,388
Fidelity Series Overseas Fund (c)	11,572,690	110,287,737
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $680,027,424)		622,345,643

Bond Funds - 7.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	183,269	1,464,318
Fidelity Series Emerging Markets Debt Fund (c)	1,137,649	7,804,275
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	322,119	2,567,289
Fidelity Series Floating Rate High Income Fund (c)	173,349	1,508,139
Fidelity Series High Income Fund (c)	1,022,793	8,059,612
Fidelity Series International Credit Fund (c)	80,987	637,364
Fidelity Series Long-Term Treasury Bond Index Fund (c)	14,175,234	84,626,147
Fidelity Series Real Estate Income Fund (c)	401,268	3,820,070
TOTAL BOND FUNDS (Cost $146,664,171)		110,487,214

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	393,579	393,658
Fidelity Series Government Money Market Fund 3.00% (c)(e)	7,441,120	7,441,120
Fidelity Series Short-Term Credit Fund (c)	0	1
TOTAL SHORT-TERM FUNDS (Cost $7,834,779)		7,834,779

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,575,149,154)	1,481,627,398
NET OTHER ASSETS (LIABILITIES) - 0.0%	(341,890)
NET ASSETS - 100.0%	1,481,285,508

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	242	Dec 2022	27,119,125	(1,653,352)	(1,653,352)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	23	Dec 2022	3,151,000	(40,968)	(40,968)

TOTAL PURCHASED					(1,694,320)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	43	Dec 2022	7,743,225	(424)	(424)
ICE E-mini MSCI EAFE Index Contracts (United States)	67	Dec 2022	5,563,010	754,892	754,892
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	54	Dec 2022	2,353,050	14,622	14,622

TOTAL SOLD					769,090

TOTAL FUTURES CONTRACTS					(925,230)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Share amounts shown as "0" represent less than 1 share.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $968,846.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,248,678	8,155,174	9,010,194	10,025	4	(4)	393,658	0.0%
Total	1,248,678	8,155,174	9,010,194	10,025	4	(4)	393,658

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	117,143,229	10,011,057	7,228,316	-	(618,674)	(24,679,694)	94,627,602
Fidelity Advisor Series Growth Opportunities Fund	80,347,745	15,351,327	5,077,452	-	(1,065,626)	(22,769,265)	66,786,729
Fidelity Advisor Series Small Cap Fund	53,170,477	2,894,055	4,724,456	-	(587,291)	(9,442,083)	41,310,702
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,874,708	59,036	166,774	-	(12,035)	(290,617)	1,464,318
Fidelity Series All-Sector Equity Fund	50,247,860	1,525,031	4,073,972	-	(713,689)	(9,368,981)	37,616,249
Fidelity Series Canada Fund	60,975,539	4,194,945	5,037,923	-	(224,037)	(11,935,776)	47,972,748
Fidelity Series Commodity Strategy Fund	27,856,965	14,935,250	10,219,370	12,954,760	(2,993,001)	(12,191,659)	17,388,185
Fidelity Series Emerging Markets Debt Fund	9,147,664	589,288	372,722	234,331	(24,394)	(1,535,561)	7,804,275
Fidelity Series Emerging Markets Debt Local Currency Fund	3,101,511	100,362	279,893	-	(36,098)	(318,593)	2,567,289
Fidelity Series Emerging Markets Fund	25,698,190	2,544,150	1,159,908	-	(194,974)	(5,666,581)	21,220,877
Fidelity Series Emerging Markets Opportunities Fund	237,804,549	18,891,840	10,953,242	-	(2,019,347)	(48,865,299)	194,858,501
Fidelity Series Floating Rate High Income Fund	1,874,445	104,582	375,641	45,546	(34,839)	(60,408)	1,508,139
Fidelity Series Government Money Market Fund 3.00%	-	7,441,146	26	337	-	-	7,441,120
Fidelity Series High Income Fund	11,346,061	585,722	2,484,051	262,259	(241,465)	(1,146,655)	8,059,612
Fidelity Series International Credit Fund	739,147	10,092	-	10,092	-	(111,875)	637,364
Fidelity Series International Growth Fund	139,397,745	10,950,454	9,012,691	-	(1,507,400)	(30,596,462)	109,231,646
Fidelity Series International Small Cap Fund	38,184,772	1,304,937	1,791,032	-	(298,837)	(8,771,095)	28,628,745
Fidelity Series International Value Fund	140,774,110	10,773,147	10,755,025	-	(632,041)	(30,014,803)	110,145,388
Fidelity Series Investment Grade Bond Fund	9,867,145	128,883	9,612,812	35,577	(416,397)	33,181	-
Fidelity Series Large Cap Stock Fund	184,347,901	16,888,885	16,107,812	8,683,966	606,367	(41,460,763)	144,274,578
Fidelity Series Large Cap Value Index Fund	19,938,774	628,579	1,444,546	-	168,639	(3,530,297)	15,761,149
Fidelity Series Long-Term Treasury Bond Index Fund	100,099,271	15,608,996	8,449,764	1,198,227	(1,509,737)	(21,122,619)	84,626,147
Fidelity Series Opportunistic Insights Fund	108,269,691	9,443,519	7,110,173	-	(1,373,446)	(23,151,452)	86,078,139
Fidelity Series Overseas Fund	140,158,352	10,464,601	5,233,237	-	(588,775)	(34,513,204)	110,287,737
Fidelity Series Real Estate Income Fund	6,689,655	441,717	2,427,582	286,392	(97,149)	(786,571)	3,820,070
Fidelity Series Short-Term Credit Fund	-	1	-	-	-	-	1
Fidelity Series Small Cap Opportunities Fund	65,648,231	4,292,306	6,867,509	2,317,322	(716,474)	(12,637,517)	49,719,037
Fidelity Series Stock Selector Large Cap Value Fund	117,656,095	4,789,799	10,807,718	-	(506,053)	(19,379,183)	91,752,940
Fidelity Series Value Discovery Fund	119,846,244	4,547,664	13,685,584	-	586,661	(16,619,379)	94,675,606
	1,872,206,076	169,501,371	155,459,231	26,028,809	(15,050,112)	(390,933,211)	1,480,264,893

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	968,846	-	968,846	-

Domestic Equity Funds	739,990,916	739,990,916	-	-

International Equity Funds	622,345,643	622,345,643	-	-

Bond Funds	110,487,214	110,487,214	-	-

Short-Term Funds	7,834,779	7,834,779	-	-
Total Investments in Securities:	1,481,627,398	1,480,658,552	968,846	-
Derivative Instruments:

Assets
Futures Contracts	769,514	769,514	-	-
Total Assets	769,514	769,514	-	-

Liabilities
Futures Contracts	(1,694,744)	(1,694,744)	-	-
Total Liabilities	(1,694,744)	(1,694,744)	-	-
Total Derivative Instruments:	(925,230)	(925,230)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	769,514	(424)
Total Equity Risk	769,514	(424)
Interest Rate Risk
Futures Contracts (a)	0	(1,694,321)
Total Interest Rate Risk	0	(1,694,321)
Total Value of Derivatives	769,514	(1,694,744)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $968,790)		$968,846
Fidelity Central Funds (cost $393,658)		393,658
Other affiliated issuers (cost $1,573,786,706)		1,480,264,894

Total Investment in Securities (cost $1,575,149,154)			$1,481,627,398
Receivable for investments sold			10,292,040
Receivable for fund shares sold			2,121,164
Distributions receivable from Fidelity Central Funds			1,244
Receivable for daily variation margin on futures contracts			8,091
Total assets			1,494,049,937
Liabilities
Payable for investments purchased		8,440,002
Payable for fund shares redeemed		3,080,265
Accrued management fee		938,284
Distribution and service plan fees payable		211,059
Payable for daily variation margin on futures contracts		94,819
Total Liabilities			12,764,429
Net Assets			$1,481,285,508
Net Assets consist of:
Paid in capital			$1,587,619,035
Total accumulated earnings (loss)			(106,333,527)
Net Assets			$1,481,285,508

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($467,331,527 ÷ 49,640,699 shares) (a)			$9.41
Maximum offering price per share (100/94.25 of $9.41)			$9.98
Class M :
Net Asset Value and redemption price per share ($195,642,790 ÷ 21,105,688 shares) (a)			$9.27
Maximum offering price per share (100/96.50 of $9.27)			$9.61
Class C :
Net Asset Value and offering price per share ($21,757,818 ÷ 2,411,704 shares) (a)			$9.02
Class I :
Net Asset Value , offering price and redemption price per share ($562,349,418 ÷ 59,036,379 shares)			$9.53
Class Z :
Net Asset Value , offering price and redemption price per share ($64,885,290 ÷ 6,921,094 shares)			$9.38
Class Z6 :
Net Asset Value , offering price and redemption price per share ($169,318,665 ÷ 17,768,665 shares)			$9.53
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,739,418
Interest		7,597
Income from Fidelity Central Funds		10,025
Total Income		16,757,040
Expenses
Management fee	$5,997,145
Distribution and service plan fees	1,356,011
Independent trustees' fees and expenses	2,911
Total expenses before reductions	7,356,067
Expense reductions	(21)
Total expenses after reductions		7,356,046
Net Investment income (loss)		9,400,994
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	448
Fidelity Central Funds	4
Other affiliated issuers	(15,050,112)
Futures contracts	(1,197,064)
Capital gain distributions from underlying funds:
Affiliated issuers	9,289,391
Total net realized gain (loss)		(6,957,333)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	39
Fidelity Central Funds	(4)
Other affiliated issuers	(390,933,211)
Futures contracts	(977,990)
Total change in net unrealized appreciation (depreciation)		(391,911,166)
Net gain (loss)		(398,868,499)
Net increase (decrease) in net assets resulting from operations		$(389,467,505)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,400,994	$37,884,796
Net realized gain (loss)	(6,957,333)	186,459,208
Change in net unrealized appreciation (depreciation)	(391,911,166)	(168,371,249)
Net increase (decrease) in net assets resulting from operations	(389,467,505)	55,972,755
Distributions to shareholders	(131,897,862)	(183,271,312)
Share transactions - net increase (decrease)	128,799,068	139,336,201
Total increase (decrease) in net assets	(392,566,299)	12,037,644

Net Assets
Beginning of period	1,873,851,807	1,861,814,163
End of period	$1,481,285,508	$1,873,851,807

Financial Highlights
Fidelity Advisor Freedom® 2045 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.91	$13.79	$9.43	$11.33	$12.21	$11.26
Income from Investment Operations
Net investment income (loss) A,B	.05	.25	.07	.13	.16	.10
Net realized and unrealized gain (loss)	(2.64)	.18	4.97	(1.22)	.13	1.40
Total from investment operations	(2.59)	.43	5.04	(1.09)	.29	1.50
Distributions from net investment income	-	(.27)	(.10)	(.14)	(.18)	(.12)
Distributions from net realized gain	(.91)	(1.05)	(.59)	(.67)	(.99)	(.43)
Total distributions	(.91)	(1.31) C	(.68) C	(.81)	(1.17)	(.55)
Net asset value, end of period	$9.41	$12.91	$13.79	$9.43	$11.33	$12.21
Total Return D,E,F	(20.87)%	2.77%	55.40%	(10.68)%	3.13%	13.44%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I	1.00%	1.00%	1.00%	.99% J	.87%
Expenses net of fee waivers, if any	1.00% I	1.00%	1.00%	1.00%	.99% J	.87%
Expenses net of all reductions	1.00% I	1.00%	1.00%	1.00%	.99% J	.87%
Net investment income (loss)	1.01% I	1.82%	.62%	1.19%	1.38%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$467,332	$604,140	$643,283	$456,849	$547,563	$566,474
Portfolio turnover rate K	19% I	27%	25%	30%	22%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.73	$13.62	$9.34	$11.22	$12.12	$11.19
Income from Investment Operations
Net investment income (loss) A,B	.04	.22	.04	.10	.13	.06
Net realized and unrealized gain (loss)	(2.60)	.18	4.90	(1.20)	.12	1.39
Total from investment operations	(2.56)	.40	4.94	(1.10)	.25	1.45
Distributions from net investment income	-	(.24)	(.08)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.90)	(1.05)	(.59)	(.67)	(.99)	(.43)
Total distributions	(.90)	(1.29)	(.66) C	(.78) C	(1.15)	(.52) C
Net asset value, end of period	$9.27	$12.73	$13.62	$9.34	$11.22	$12.12
Total Return D,E,F	(20.91)%	2.54%	54.84%	(10.80)%	2.79%	13.12%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I	1.25%	1.25%	1.25%	1.24% J	1.13%
Expenses net of fee waivers, if any	1.25% I	1.25%	1.25%	1.25%	1.24% J	1.13%
Expenses net of all reductions	1.25% I	1.25%	1.25%	1.25%	1.24% J	1.13%
Net investment income (loss)	.75% I	1.57%	.36%	.94%	1.13%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$195,643	$250,719	$258,276	$181,179	$210,625	$207,442
Portfolio turnover rate K	19% I	27%	25%	30%	22%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.44	$13.36	$9.18	$11.07	$11.98	$11.08
Income from Investment Operations
Net investment income (loss) A,B	.01	.14	(.02)	.05	.07	- C
Net realized and unrealized gain (loss)	(2.53)	.17	4.83	(1.20)	.13	1.38
Total from investment operations	(2.52)	.31	4.81	(1.15)	.20	1.38
Distributions from net investment income	-	(.19)	(.04)	(.08)	(.12)	(.05)
Distributions from net realized gain	(.90)	(1.05)	(.59)	(.67)	(.99)	(.43)
Total distributions	(.90)	(1.23) D	(.63)	(.74) D	(1.11)	(.48)
Net asset value, end of period	$9.02	$12.44	$13.36	$9.18	$11.07	$11.98
Total Return E,F,G	(21.13)%	1.96%	54.24%	(11.32)%	2.29%	12.59%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.75% J	1.75%	1.75%	1.75%	1.74% K	1.63%
Expenses net of fee waivers, if any	1.75% J	1.75%	1.75%	1.75%	1.74% K	1.63%
Expenses net of all reductions	1.75% J	1.75%	1.75%	1.75%	1.74% K	1.63%
Net investment income (loss)	.25% J	1.07%	(.14)%	.44%	.63%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$21,758	$28,993	$33,637	$22,256	$25,383	$30,549
Portfolio turnover rate L	19% J	27%	25%	30%	22%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.04	$13.91	$9.50	$11.41	$12.29	$11.33
Income from Investment Operations
Net investment income (loss) A,B	.07	.29	.10	.16	.19	.12
Net realized and unrealized gain (loss)	(2.66)	.18	5.02	(1.23)	.13	1.42
Total from investment operations	(2.59)	.47	5.12	(1.07)	.32	1.54
Distributions from net investment income	-	(.29)	(.12)	(.16)	(.20)	(.14)
Distributions from net realized gain	(.92)	(1.05)	(.59)	(.68)	(.99)	(.44)
Total distributions	(.92)	(1.34)	(.71)	(.84)	(1.20) C	(.58)
Net asset value, end of period	$9.53	$13.04	$13.91	$9.50	$11.41	$12.29
Total Return D,E	(20.68)%	3.02%	55.77%	(10.46)%	3.34%	13.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.64%
Expenses net of fee waivers, if any	.75% H	.75%	.75%	.75%	.75%	.64%
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.64%
Net investment income (loss)	1.25% H	2.07%	.87%	1.44%	1.63%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$562,349	$752,617	$777,429	$522,314	$577,252	$543,170
Portfolio turnover rate I	19% H	27%	25%	30%	22%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.91	$13.79	$9.43	$11.35	$12.36
Income from Investment Operations
Net investment income (loss) B,C	.07	.30	.12	.17	.20
Net realized and unrealized gain (loss)	(2.62)	.18	4.96	(1.22)	(.46)
Total from investment operations	(2.55)	.48	5.08	(1.05)	(.26)
Distributions from net investment income	-	(.31)	(.14)	(.18)	(.26)
Distributions from net realized gain	(.98)	(1.05)	(.59)	(.69)	(.49)
Total distributions	(.98)	(1.36)	(.72) D	(.87)	(.75)
Net asset value, end of period	$9.38	$12.91	$13.79	$9.43	$11.35
Total Return E,F	(20.60)%	3.12%	55.85%	(10.33)%	(1.33)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.64%	.64%	.65% J	.64% I,J
Expenses net of fee waivers, if any	.64% I	.64%	.64%	.65% J	.64% I,J
Expenses net of all reductions	.64% I	.64%	.64%	.65% J	.64% I,J
Net investment income (loss)	1.36% I	2.18%	.97%	1.54%	3.71% I
Supplemental Data
Net assets, end of period (000 omitted)	$64,885	$65,648	$35,350	$16,800	$1,376
Portfolio turnover rate K	19% I	27%	25%	30%	22%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.02	$13.88	$9.48	$11.39	$12.28	$11.65
Income from Investment Operations
Net investment income (loss) B,C	.08	.32	.14	.19	.22	.15
Net realized and unrealized gain (loss)	(2.66)	.19	4.99	(1.23)	.12	.92
Total from investment operations	(2.58)	.51	5.13	(1.04)	.34	1.07
Distributions from net investment income	-	(.32)	(.15)	(.19)	(.24)	(.18)
Distributions from net realized gain	(.91)	(1.05)	(.59)	(.69)	(.99)	(.26)
Total distributions	(.91)	(1.37)	(.73) D	(.87) D	(1.23)	(.44)
Net asset value, end of period	$9.53	$13.02	$13.88	$9.48	$11.39	$12.28
Total Return E,F	(20.62)%	3.32%	56.12%	(10.22)%	3.58%	9.15%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49%	.49%	.49%	.50% J	.51% I,J
Expenses net of fee waivers, if any	.49% I	.49%	.49%	.49%	.50% J	.51% I,J
Expenses net of all reductions	.49% I	.49%	.49%	.49%	.50% J	.51% I,J
Net investment income (loss)	1.51% I	2.33%	1.12%	1.70%	1.88%	1.50% I
Supplemental Data
Net assets, end of period (000 omitted)	$169,319	$171,735	$113,839	$44,798	$31,493	$9,112
Portfolio turnover rate K	19% I	27%	25%	30%	22%	21%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Equity Growth Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
75.7

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2050 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.87% to 3.29% 10/6/22 to 12/29/22 (b) (Cost $839,065)	840,000	839,108

Domestic Equity Funds - 50.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	6,718,791	81,633,315
Fidelity Advisor Series Growth Opportunities Fund (c)	6,569,609	57,615,472
Fidelity Advisor Series Small Cap Fund (c)	3,403,799	35,637,777
Fidelity Series All-Sector Equity Fund (c)	3,782,154	32,450,880
Fidelity Series Commodity Strategy Fund (c)	7,182,215	15,010,829
Fidelity Series Large Cap Stock Fund (c)	8,426,725	124,462,722
Fidelity Series Large Cap Value Index Fund (c)	1,068,945	13,596,975
Fidelity Series Opportunistic Insights Fund (c)	5,225,748	74,257,874
Fidelity Series Small Cap Opportunities Fund (c)	3,978,706	42,890,455
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,086,237	79,153,267
Fidelity Series Value Discovery Fund (c)	5,931,353	81,674,733
TOTAL DOMESTIC EQUITY FUNDS (Cost $646,008,215)		638,384,299

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,337,721	41,387,739
Fidelity Series Emerging Markets Fund (c)	2,529,727	18,315,224
Fidelity Series Emerging Markets Opportunities Fund (c)	11,577,223	168,101,280
Fidelity Series International Growth Fund (c)	7,350,584	94,234,488
Fidelity Series International Small Cap Fund (c)	1,805,352	24,697,217
Fidelity Series International Value Fund (c)	11,061,951	95,022,162
Fidelity Series Overseas Fund (c)	9,983,774	95,145,367
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $591,689,501)		536,903,477

Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	158,096	1,263,186
Fidelity Series Emerging Markets Debt Fund (c)	981,417	6,732,520
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	277,883	2,214,727
Fidelity Series Floating Rate High Income Fund (c)	149,543	1,301,028
Fidelity Series High Income Fund (c)	882,328	6,952,748
Fidelity Series International Credit Fund (c)	63,647	500,900
Fidelity Series Long-Term Treasury Bond Index Fund (c)	12,228,635	73,004,950
Fidelity Series Real Estate Income Fund (c)	346,198	3,295,806
TOTAL BOND FUNDS (Cost $126,138,053)		95,265,865

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	323,026	323,090
Fidelity Series Government Money Market Fund 3.00% (c)(e)	6,431,270	6,431,270
Fidelity Series Short-Term Credit Fund (c)	1	13
TOTAL SHORT-TERM FUNDS (Cost $6,754,373)		6,754,373

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,371,429,207)	1,278,147,122
NET OTHER ASSETS (LIABILITIES) - 0.0%	(292,955)
NET ASSETS - 100.0%	1,277,854,167

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	209	Dec 2022	23,421,063	(1,425,830)	(1,425,830)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	20	Dec 2022	2,740,000	(35,292)	(35,292)

TOTAL PURCHASED					(1,461,122)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	37	Dec 2022	6,662,775	(365)	(365)
ICE E-mini MSCI EAFE Index Contracts (United States)	58	Dec 2022	4,815,740	653,548	653,548
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	47	Dec 2022	2,048,025	12,727	12,727

TOTAL SOLD					665,910

TOTAL FUTURES CONTRACTS					(795,212)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $839,108.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,098,518	6,993,041	7,768,470	8,558	1	-	323,090	0.0%
Total	1,098,518	6,993,041	7,768,470	8,558	1	-	323,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	99,433,214	9,425,099	5,598,415	-	(296,319)	(21,330,264)	81,633,315
Fidelity Advisor Series Growth Opportunities Fund	68,200,624	13,748,901	3,979,696	-	(698,919)	(19,655,438)	57,615,472
Fidelity Advisor Series Small Cap Fund	45,132,112	2,889,988	3,810,936	-	(440,415)	(8,132,972)	35,637,777
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,591,252	64,220	132,822	-	(8,587)	(250,877)	1,263,186
Fidelity Series All-Sector Equity Fund	42,651,283	1,661,905	3,240,601	-	(535,958)	(8,085,749)	32,450,880
Fidelity Series Canada Fund	51,755,541	4,121,733	4,076,400	-	(225,183)	(10,187,952)	41,387,739
Fidelity Series Commodity Strategy Fund	23,658,649	13,115,174	8,661,029	11,175,549	(2,736,618)	(10,365,347)	15,010,829
Fidelity Series Emerging Markets Debt Fund	7,767,052	578,496	276,687	200,955	(14,664)	(1,321,677)	6,732,520
Fidelity Series Emerging Markets Debt Local Currency Fund	2,632,684	109,251	224,002	-	(28,650)	(274,556)	2,214,727
Fidelity Series Emerging Markets Fund	21,811,030	2,413,593	889,610	-	(173,136)	(4,846,653)	18,315,224
Fidelity Series Emerging Markets Opportunities Fund	201,849,774	18,366,564	8,539,887	-	(2,075,522)	(41,499,649)	168,101,280
Fidelity Series Floating Rate High Income Fund	1,590,996	103,273	311,751	39,050	(31,704)	(49,786)	1,301,028
Fidelity Series Government Money Market Fund 3.00%	-	6,431,270	-	291	-	-	6,431,270
Fidelity Series High Income Fund	9,630,545	582,011	2,072,365	224,669	(218,313)	(969,130)	6,952,748
Fidelity Series International Credit Fund	580,890	7,932	-	7,931	-	(87,922)	500,900
Fidelity Series International Growth Fund	118,322,049	10,458,699	7,053,902	-	(1,433,682)	(26,058,676)	94,234,488
Fidelity Series International Small Cap Fund	32,411,933	1,447,356	1,396,731	-	(227,116)	(7,538,225)	24,697,217
Fidelity Series International Value Fund	119,490,130	10,485,812	8,693,854	-	(522,601)	(25,737,325)	95,022,162
Fidelity Series Investment Grade Bond Fund	8,371,442	139,390	8,185,721	30,289	(353,059)	27,948	-
Fidelity Series Large Cap Stock Fund	156,477,660	15,888,115	12,880,480	7,474,451	123,499	(35,146,072)	124,462,722
Fidelity Series Large Cap Value Index Fund	16,924,449	683,258	1,129,139	-	81,758	(2,963,351)	13,596,975
Fidelity Series Long-Term Treasury Bond Index Fund	84,961,397	14,270,592	6,861,395	1,026,999	(1,336,611)	(18,029,033)	73,004,950
Fidelity Series Opportunistic Insights Fund	91,901,300	8,900,009	5,587,260	-	(998,038)	(19,958,137)	74,257,874
Fidelity Series Overseas Fund	118,967,596	10,035,428	3,811,888	-	(442,813)	(29,602,956)	95,145,367
Fidelity Series Real Estate Income Fund	5,677,483	408,427	2,031,719	247,383	(71,291)	(687,094)	3,295,806
Fidelity Series Short-Term Credit Fund	-	13	-	-	-	-	13
Fidelity Series Small Cap Opportunities Fund	55,723,282	4,165,072	5,568,289	1,998,998	(482,967)	(10,946,643)	42,890,455
Fidelity Series Stock Selector Large Cap Value Fund	99,868,527	4,984,385	8,650,760	-	(495,316)	(16,553,569)	79,153,267
Fidelity Series Value Discovery Fund	101,727,609	4,772,278	11,074,091	-	71,744	(13,822,807)	81,674,733
	1,589,110,503	160,258,244	124,739,430	22,426,565	(13,570,481)	(334,073,912)	1,276,984,924

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	839,108	-	839,108	-

Domestic Equity Funds	638,384,299	638,384,299	-	-

International Equity Funds	536,903,477	536,903,477	-	-

Bond Funds	95,265,865	95,265,865	-	-

Short-Term Funds	6,754,373	6,754,373	-	-
Total Investments in Securities:	1,278,147,122	1,277,308,014	839,108	-
Derivative Instruments:

Assets
Futures Contracts	666,275	666,275	-	-
Total Assets	666,275	666,275	-	-

Liabilities
Futures Contracts	(1,461,487)	(1,461,487)	-	-
Total Liabilities	(1,461,487)	(1,461,487)	-	-
Total Derivative Instruments:	(795,212)	(795,212)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	666,275	(365)
Total Equity Risk	666,275	(365)
Interest Rate Risk
Futures Contracts (a)	0	(1,461,123)
Total Interest Rate Risk	0	(1,461,123)
Total Value of Derivatives	666,275	(1,461,487)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $839,065)		$839,108
Fidelity Central Funds (cost $323,090)		323,090
Other affiliated issuers (cost $1,370,267,052)		1,276,984,924

Total Investment in Securities (cost $1,371,429,207)			$1,278,147,122
Receivable for investments sold			8,692,509
Receivable for fund shares sold			2,241,482
Distributions receivable from Fidelity Central Funds			1,042
Receivable for daily variation margin on futures contracts			6,610
Total assets			1,289,088,765
Liabilities
Payable for investments purchased		7,424,389
Payable for fund shares redeemed		2,739,854
Accrued management fee		808,868
Distribution and service plan fees payable		179,391
Payable for daily variation margin on futures contracts		82,096
Total Liabilities			11,234,598
Net Assets			$1,277,854,167
Net Assets consist of:
Paid in capital			$1,383,130,326
Total accumulated earnings (loss)			(105,276,159)
Net Assets			$1,277,854,167

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($397,657,320 ÷ 42,132,388 shares) (a)			$9.44
Maximum offering price per share (100/94.25 of $9.44)			$10.02
Class M :
Net Asset Value and redemption price per share ($158,466,938 ÷ 16,981,070 shares) (a)			$9.33
Maximum offering price per share (100/96.50 of $9.33)			$9.67
Class C :
Net Asset Value and offering price per share ($22,518,548 ÷ 2,475,700 shares) (a)			$9.10
Class I :
Net Asset Value , offering price and redemption price per share ($497,768,892 ÷ 52,130,263 shares)			$9.55
Class Z :
Net Asset Value , offering price and redemption price per share ($52,837,533 ÷ 5,587,134 shares)			$9.46
Class Z6 :
Net Asset Value , offering price and redemption price per share ($148,604,936 ÷ 15,587,143 shares)			$9.53
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,426,161
Interest		6,555
Income from Fidelity Central Funds		8,558
Total Income		14,441,274
Expenses
Management fee	$5,139,061
Distribution and service plan fees	1,147,336
Independent trustees' fees and expenses	2,482
Total expenses before reductions	6,288,879
Expense reductions	(22)
Total expenses after reductions		6,288,857
Net Investment income (loss)		8,152,417
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	381
Fidelity Central Funds	1
Other affiliated issuers	(13,570,481)
Futures contracts	(945,407)
Capital gain distributions from underlying funds:
Affiliated issuers	8,000,404
Total net realized gain (loss)		(6,515,102)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	27
Affiliated issuers	(334,073,912)
Futures contracts	(903,056)
Total change in net unrealized appreciation (depreciation)		(334,976,941)
Net gain (loss)		(341,492,043)
Net increase (decrease) in net assets resulting from operations		$(333,339,626)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,152,417	$32,099,107
Net realized gain (loss)	(6,515,102)	155,394,522
Change in net unrealized appreciation (depreciation)	(334,976,941)	(141,169,664)
Net increase (decrease) in net assets resulting from operations	(333,339,626)	46,323,965
Distributions to shareholders	(110,731,752)	(151,405,562)
Share transactions - net increase (decrease)	131,367,684	139,447,539
Total increase (decrease) in net assets	(312,703,694)	34,365,942

Net Assets
Beginning of period	1,590,557,861	1,556,191,919
End of period	$1,277,854,167	$1,590,557,861

Financial Highlights
Fidelity Advisor Freedom® 2050 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.92	$13.78	$9.43	$11.31	$12.17	$11.20
Income from Investment Operations
Net investment income (loss) A,B	.06	.25	.07	.13	.16	.09
Net realized and unrealized gain (loss)	(2.64)	.18	4.96	(1.21)	.13	1.40
Total from investment operations	(2.58)	.43	5.03	(1.08)	.29	1.49
Distributions from net investment income	-	(.27)	(.10)	(.14)	(.18)	(.12)
Distributions from net realized gain	(.90)	(1.02)	(.58)	(.66)	(.97)	(.40)
Total distributions	(.90)	(1.29)	(.68)	(.80)	(1.15)	(.52)
Net asset value, end of period	$9.44	$12.92	$13.78	$9.43	$11.31	$12.17
Total Return C,D,E	(20.79)%	2.76%	55.26%	(10.58)%	3.08%	13.42%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00% H	1.00%	1.00%	1.00%	.99% I	.88%
Expenses net of fee waivers, if any	1.00% H	1.00%	1.00%	1.00%	.99% I	.88%
Expenses net of all reductions	1.00% H	1.00%	1.00%	1.00%	.99% I	.88%
Net investment income (loss)	1.02% H	1.83%	.62%	1.20%	1.38%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$397,657	$500,298	$516,427	$358,407	$417,583	$418,313
Portfolio turnover rate J	17% H	26%	24%	32%	23%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.79	$13.66	$9.36	$11.24	$12.11	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.04	.22	.04	.11	.13	.06
Net realized and unrealized gain (loss)	(2.61)	.18	4.92	(1.22)	.13	1.39
Total from investment operations	(2.57)	.40	4.96	(1.11)	.26	1.45
Distributions from net investment income	-	(.24)	(.08)	(.11)	(.16)	(.10)
Distributions from net realized gain	(.89)	(1.02)	(.58)	(.65)	(.97)	(.40)
Total distributions	(.89)	(1.27) C	(.66)	(.77) C	(1.13)	(.49) C
Net asset value, end of period	$9.33	$12.79	$13.66	$9.36	$11.24	$12.11
Total Return D,E,F	(20.91)%	2.51%	54.91%	(10.88)%	2.83%	13.16%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of fee waivers, if any	1.25% I	1.25%	1.25%	1.25%	1.25%	1.13%
Expenses net of all reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.13%
Net investment income (loss)	.77% I	1.58%	.37%	.95%	1.13%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$158,467	$201,272	$205,281	$143,526	$172,974	$166,634
Portfolio turnover rate J	17% I	26%	24%	32%	23%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.52	$13.41	$9.22	$11.10	$11.98	$11.05
Income from Investment Operations
Net investment income (loss) A,B	.01	.15	(.01)	.05	.07	- C
Net realized and unrealized gain (loss)	(2.54)	.17	4.82	(1.20)	.14	1.38
Total from investment operations	(2.53)	.32	4.81	(1.15)	.21	1.38
Distributions from net investment income	-	(.19)	(.04)	(.07)	(.11)	(.06)
Distributions from net realized gain	(.89)	(1.02)	(.58)	(.65)	(.97)	(.39)
Total distributions	(.89)	(1.21)	(.62)	(.73) D	(1.09) D	(.45)
Net asset value, end of period	$9.10	$12.52	$13.41	$9.22	$11.10	$11.98
Total Return E,F,G	(21.06)%	2.01%	54.09%	(11.32)%	2.34%	12.59%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.75% J	1.75%	1.75%	1.75%	1.74% K	1.63%
Expenses net of fee waivers, if any	1.75% J	1.75%	1.75%	1.75%	1.74% K	1.63%
Expenses net of all reductions	1.75% J	1.75%	1.75%	1.75%	1.74% K	1.63%
Net investment income (loss)	.27% J	1.08%	(.13)%	.45%	.63%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$22,519	$29,875	$33,105	$21,457	$26,139	$32,763
Portfolio turnover rate L	17% J	26%	24%	32%	23%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.05	$13.90	$9.50	$11.39	$12.25	$11.27
Income from Investment Operations
Net investment income (loss) A,B	.07	.29	.11	.16	.19	.12
Net realized and unrealized gain (loss)	(2.67)	.18	4.99	(1.22)	.12	1.41
Total from investment operations	(2.60)	.47	5.10	(1.06)	.31	1.53
Distributions from net investment income	-	(.30)	(.12)	(.16)	(.20)	(.14)
Distributions from net realized gain	(.90)	(1.02)	(.58)	(.67)	(.97)	(.41)
Total distributions	(.90)	(1.32)	(.70)	(.83)	(1.17)	(.55)
Net asset value, end of period	$9.55	$13.05	$13.90	$9.50	$11.39	$12.25
Total Return C,D	(20.69)%	3.01%	55.65%	(10.37)%	3.30%	13.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75% G	.75%	.75%	.75%	.75%	.64%
Expenses net of fee waivers, if any	.75% G	.75%	.75%	.75%	.75%	.64%
Expenses net of all reductions	.75% G	.75%	.75%	.75%	.75%	.64%
Net investment income (loss)	1.27% G	2.08%	.87%	1.45%	1.63%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$497,769	$662,945	$675,617	$436,294	$488,167	$466,677
Portfolio turnover rate H	17% G	26%	24%	32%	23%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.94	$13.80	$9.43	$11.34	$12.34
Income from Investment Operations
Net investment income (loss) B,C	.07	.30	.12	.17	.28
Net realized and unrealized gain (loss)	(2.64)	.18	4.97	(1.22)	(.54)
Total from investment operations	(2.57)	.48	5.09	(1.05)	(.26)
Distributions from net investment income	-	(.32)	(.14)	(.18)	(.25)
Distributions from net realized gain	(.91)	(1.02)	(.58)	(.68)	(.49)
Total distributions	(.91)	(1.34)	(.72)	(.86)	(.74)
Net asset value, end of period	$9.46	$12.94	$13.80	$9.43	$11.34
Total Return D,E	(20.65)%	3.10%	55.96%	(10.33)%	(1.34)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64% H	.64%	.64%	.65% I	.65% H,I
Expenses net of fee waivers, if any	.64% H	.64%	.64%	.65% I	.65% H,I
Expenses net of all reductions	.64% H	.64%	.64%	.65% I	.65% H,I
Net investment income (loss)	1.37% H	2.18%	.98%	1.55%	5.18% H
Supplemental Data
Net assets, end of period (000 omitted)	$52,838	$49,713	$26,670	$11,414	$650
Portfolio turnover rate J	17% H	26%	24%	32%	23%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.03	$13.87	$9.48	$11.37	$12.24	$11.59
Income from Investment Operations
Net investment income (loss) B,C	.08	.33	.14	.19	.22	.23
Net realized and unrealized gain (loss)	(2.67)	.18	4.98	(1.22)	.12	.83
Total from investment operations	(2.59)	.51	5.12	(1.03)	.34	1.06
Distributions from net investment income	-	(.33)	(.15)	(.18)	(.24)	(.17)
Distributions from net realized gain	(.91)	(1.02)	(.58)	(.68)	(.97)	(.24)
Total distributions	(.91)	(1.35)	(.73)	(.86)	(1.21)	(.41)
Net asset value, end of period	$9.53	$13.03	$13.87	$9.48	$11.37	$12.24
Total Return D,E	(20.64)%	3.30%	56.00%	(10.14)%	3.55%	9.15%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.49%	.49%	.49%	.50% I	.51% H,I
Expenses net of fee waivers, if any	.49% H	.49%	.49%	.49%	.50% I	.51% H,I
Expenses net of all reductions	.49% H	.49%	.49%	.49%	.50% I	.51% H,I
Net investment income (loss)	1.52% H	2.33%	1.13%	1.70%	1.88%	2.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$148,605	$146,454	$99,092	$33,835	$21,893	$5,410
Portfolio turnover rate J	17% H	26%	24%	32%	23%	20%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Equity Growth Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
75.7

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2055 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $548,205)	550,000	548,280

Domestic Equity Funds - 50.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	4,276,507	51,959,566
Fidelity Advisor Series Growth Opportunities Fund (c)	4,181,559	36,672,274
Fidelity Advisor Series Small Cap Fund (c)	2,166,503	22,683,283
Fidelity Series All-Sector Equity Fund (c)	2,407,342	20,654,993
Fidelity Series Commodity Strategy Fund (c)	4,582,610	9,577,656
Fidelity Series Large Cap Stock Fund (c)	5,363,609	79,220,498
Fidelity Series Large Cap Value Index Fund (c)	680,390	8,654,555
Fidelity Series Opportunistic Insights Fund (c)	3,326,183	47,265,066
Fidelity Series Small Cap Opportunities Fund (c)	2,532,392	27,299,186
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,510,384	50,380,989
Fidelity Series Value Discovery Fund (c)	3,775,305	51,985,949
TOTAL DOMESTIC EQUITY FUNDS (Cost $441,101,103)		406,354,015

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,124,529	26,344,165
Fidelity Series Emerging Markets Fund (c)	1,612,163	11,672,060
Fidelity Series Emerging Markets Opportunities Fund (c)	7,369,404	107,003,753
Fidelity Series International Growth Fund (c)	4,679,304	59,988,672
Fidelity Series International Small Cap Fund (c)	1,149,077	15,719,375
Fidelity Series International Value Fund (c)	7,041,229	60,484,156
Fidelity Series Overseas Fund (c)	6,355,499	60,567,905
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $393,011,114)		341,780,086

Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	100,635	804,071
Fidelity Series Emerging Markets Debt Fund (c)	624,635	4,284,996
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	176,866	1,409,625
Fidelity Series Floating Rate High Income Fund (c)	95,179	828,062
Fidelity Series High Income Fund (c)	561,566	4,425,138
Fidelity Series International Credit Fund (c)	29,069	228,773
Fidelity Series Long-Term Treasury Bond Index Fund (c)	7,783,384	46,466,804
Fidelity Series Real Estate Income Fund (c)	220,453	2,098,712
TOTAL BOND FUNDS (Cost $79,519,449)		60,546,181

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	157,653	157,684
Fidelity Series Government Money Market Fund 3.00% (c)(e)	4,115,841	4,115,841
Fidelity Series Short-Term Credit Fund (c)	0	1
TOTAL SHORT-TERM FUNDS (Cost $4,273,526)		4,273,526

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $918,453,397)	813,502,088
NET OTHER ASSETS (LIABILITIES) - 0.0%	(176,868)
NET ASSETS - 100.0%	813,325,220

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	133	Dec 2022	14,904,313	(907,519)	(907,519)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	12	Dec 2022	1,644,000	(21,660)	(21,660)

TOTAL PURCHASED					(929,179)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	23	Dec 2022	4,141,725	(227)	(227)
ICE E-mini MSCI EAFE Index Contracts (United States)	37	Dec 2022	3,072,110	416,882	416,882
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	30	Dec 2022	1,307,250	8,719	8,719

TOTAL SOLD					425,374

TOTAL FUTURES CONTRACTS					(503,805)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Share amounts shown as "0" represent less than 1 share.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $548,280.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	681,178	4,133,750	4,657,244	5,241	-	-	157,684	0.0%
Total	681,178	4,133,750	4,657,244	5,241	-	-	157,684

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	61,505,171	7,208,647	3,185,239	-	(159,634)	(13,409,379)	51,959,566
Fidelity Advisor Series Growth Opportunities Fund	42,186,078	9,608,334	2,375,795	-	(401,629)	(12,344,714)	36,672,274
Fidelity Advisor Series Small Cap Fund	27,916,699	2,455,905	2,308,894	-	(196,223)	(5,184,204)	22,683,283
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	984,233	61,104	78,123	-	(4,200)	(158,943)	804,071
Fidelity Series All-Sector Equity Fund	26,382,318	1,578,758	1,897,450	-	(247,647)	(5,160,986)	20,654,993
Fidelity Series Canada Fund	32,018,929	3,278,973	2,413,409	-	(163,593)	(6,376,735)	26,344,165
Fidelity Series Commodity Strategy Fund	14,646,270	8,619,879	5,390,455	7,076,737	(1,779,611)	(6,518,427)	9,577,656
Fidelity Series Emerging Markets Debt Fund	4,806,803	481,991	164,517	126,054	(11,183)	(828,098)	4,284,996
Fidelity Series Emerging Markets Debt Local Currency Fund	1,628,892	104,930	134,088	-	(17,432)	(172,677)	1,409,625
Fidelity Series Emerging Markets Fund	13,500,650	1,821,083	495,455	-	(95,416)	(3,058,802)	11,672,060
Fidelity Series Emerging Markets Opportunities Fund	124,864,746	14,421,204	4,905,085	-	(1,091,982)	(26,285,130)	107,003,753
Fidelity Series Floating Rate High Income Fund	984,212	85,763	190,824	24,483	(8,174)	(42,915)	828,062
Fidelity Series Government Money Market Fund 3.00%	-	4,115,841	-	185	-	-	4,115,841
Fidelity Series High Income Fund	5,956,946	477,123	1,263,992	140,715	(131,890)	(613,049)	4,425,138
Fidelity Series International Credit Fund	265,307	3,622	-	3,622	-	(40,156)	228,773
Fidelity Series International Growth Fund	73,193,940	8,132,490	4,164,885	-	(678,396)	(16,494,477)	59,988,672
Fidelity Series International Small Cap Fund	20,048,506	1,341,651	796,783	-	(139,433)	(4,734,566)	15,719,375
Fidelity Series International Value Fund	73,916,440	8,355,022	5,225,060	-	(272,715)	(16,289,531)	60,484,156
Fidelity Series Investment Grade Bond Fund	5,197,797	111,967	5,107,494	18,868	(219,422)	17,152	-
Fidelity Series Large Cap Stock Fund	96,790,688	12,165,514	7,719,032	4,699,550	(224,951)	(21,791,721)	79,220,498
Fidelity Series Large Cap Value Index Fund	10,468,796	650,716	651,392	-	(10,790)	(1,802,775)	8,654,555
Fidelity Series Long-Term Treasury Bond Index Fund	52,572,727	10,160,471	4,120,065	643,773	(799,441)	(11,346,888)	46,466,804
Fidelity Series Opportunistic Insights Fund	56,846,393	6,848,531	3,304,173	-	(354,893)	(12,770,792)	47,265,066
Fidelity Series Overseas Fund	73,593,153	7,897,012	2,073,868	-	(242,106)	(18,606,286)	60,567,905
Fidelity Series Real Estate Income Fund	3,513,777	317,195	1,252,388	157,614	(66,882)	(412,990)	2,098,712
Fidelity Series Short-Term Credit Fund	-	1	-	-	-	-	1
Fidelity Series Small Cap Opportunities Fund	34,468,083	3,307,646	3,290,991	1,265,812	(229,662)	(6,955,890)	27,299,186
Fidelity Series Stock Selector Large Cap Value Fund	61,774,562	4,524,060	5,185,404	-	(308,483)	(10,423,746)	50,380,989
Fidelity Series Value Discovery Fund	62,924,568	4,328,831	6,603,943	-	(270,897)	(8,392,610)	51,985,949
	982,956,684	122,464,264	74,298,804	14,157,413	(8,126,685)	(210,199,335)	812,796,124

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	548,280	-	548,280	-

Domestic Equity Funds	406,354,015	406,354,015	-	-

International Equity Funds	341,780,086	341,780,086	-	-

Bond Funds	60,546,181	60,546,181	-	-

Short-Term Funds	4,273,526	4,273,526	-	-
Total Investments in Securities:	813,502,088	812,953,808	548,280	-
Derivative Instruments:

Assets
Futures Contracts	425,601	425,601	-	-
Total Assets	425,601	425,601	-	-

Liabilities
Futures Contracts	(929,406)	(929,406)	-	-
Total Liabilities	(929,406)	(929,406)	-	-
Total Derivative Instruments:	(503,805)	(503,805)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	425,601	(227)
Total Equity Risk	425,601	(227)
Interest Rate Risk
Futures Contracts (a)	0	(929,179)
Total Interest Rate Risk	0	(929,179)
Total Value of Derivatives	425,601	(929,406)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $548,205)		$548,280
Fidelity Central Funds (cost $157,684)		157,684
Other affiliated issuers (cost $917,747,508)		812,796,124

Total Investment in Securities (cost $918,453,397)			$813,502,088
Receivable for investments sold			5,112,572
Receivable for fund shares sold			2,336,701
Distributions receivable from Fidelity Central Funds			604
Receivable for daily variation margin on futures contracts			3,980
Total assets			820,955,945
Liabilities
Payable for investments purchased		4,982,148
Payable for fund shares redeemed		1,981,997
Accrued management fee		509,647
Distribution and service plan fees payable		105,255
Payable for daily variation margin on futures contracts		51,672
Other payables and accrued expenses		6
Total Liabilities			7,630,725
Net Assets			$813,325,220
Net Assets consist of:
Paid in capital			$927,220,630
Total accumulated earnings (loss)			(113,895,410)
Net Assets			$813,325,220

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($233,135,419 ÷ 21,936,321 shares) (a)			$10.63
Maximum offering price per share (100/94.25 of $10.63)			$11.28
Class M :
Net Asset Value and redemption price per share ($95,224,337 ÷ 9,063,841 shares) (a)			$10.51
Maximum offering price per share (100/96.50 of $10.51)			$10.89
Class C :
Net Asset Value and offering price per share ($12,618,012 ÷ 1,220,470 shares) (a)			$10.34
Class I :
Net Asset Value , offering price and redemption price per share ($328,010,726 ÷ 30,623,030 shares)			$10.71
Class Z :
Net Asset Value , offering price and redemption price per share ($36,334,739 ÷ 3,429,040 shares)			$10.60
Class Z6 :
Net Asset Value , offering price and redemption price per share ($108,001,987 ÷ 10,096,304 shares)			$10.70
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$9,117,759
Interest		4,034
Income from Fidelity Central Funds		5,241
Total Income		9,127,034
Expenses
Management fee	$3,200,125
Distribution and service plan fees	664,495
Independent trustees' fees and expenses	1,546
Total expenses before reductions	3,866,166
Expense reductions	(29)
Total expenses after reductions		3,866,137
Net Investment income (loss)		5,260,897
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	217
Affiliated issuers	(8,126,685)
Futures contracts	(604,442)
Capital gain distributions from underlying funds:
Affiliated issuers	5,039,652
Total net realized gain (loss)		(3,691,258)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	64
Affiliated issuers	(210,199,335)
Futures contracts	(558,930)
Total change in net unrealized appreciation (depreciation)		(210,758,201)
Net gain (loss)		(214,449,459)
Net increase (decrease) in net assets resulting from operations		$(209,188,562)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,260,897	$19,793,235
Net realized gain (loss)	(3,691,258)	93,418,308
Change in net unrealized appreciation (depreciation)	(210,758,201)	(85,335,748)
Net increase (decrease) in net assets resulting from operations	(209,188,562)	27,875,795
Distributions to shareholders	(67,486,709)	(90,652,588)
Share transactions - net increase (decrease)	106,140,361	104,182,922
Total increase (decrease) in net assets	(170,534,910)	41,406,129

Net Assets
Beginning of period	983,860,130	942,454,001
End of period	$813,325,220	$983,860,130

Financial Highlights
Fidelity Advisor Freedom® 2055 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.52	$15.45	$10.53	$12.58	$13.37	$12.19
Income from Investment Operations
Net investment income (loss) A,B	.06	.29	.08	.15	.18	.11
Net realized and unrealized gain (loss)	(2.97)	.19	5.55	(1.36)	.15	1.51
Total from investment operations	(2.91)	.48	5.63	(1.21)	.33	1.62
Distributions from net investment income	-	(.30)	(.11)	(.15)	(.19)	(.13)
Distributions from net realized gain	(.98)	(1.12)	(.59)	(.69)	(.93)	(.32)
Total distributions	(.98)	(1.41) C	(.71) C	(.84)	(1.12)	(.44) C
Net asset value, end of period	$10.63	$14.52	$15.45	$10.53	$12.58	$13.37
Total Return D,E,F	(20.79)%	2.75%	55.31%	(10.57)%	3.08%	13.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I	1.00%	1.00%	1.00%	.99% J	.88%
Expenses net of fee waivers, if any	1.00% I	1.00%	1.00%	1.00%	.99% J	.88%
Expenses net of all reductions	1.00% I	1.00%	1.00%	1.00%	.99% J	.88%
Net investment income (loss)	1.03% I	1.83%	.63%	1.23%	1.41%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$233,135	$286,778	$299,927	$196,016	$212,428	$209,824
Portfolio turnover rate K	17% I	28%	23%	35%	27%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.38	$15.32	$10.46	$12.51	$13.31	$12.14
Income from Investment Operations
Net investment income (loss) A,B	.05	.24	.05	.12	.15	.07
Net realized and unrealized gain (loss)	(2.94)	.20	5.50	(1.36)	.15	1.52
Total from investment operations	(2.89)	.44	5.55	(1.24)	.30	1.59
Distributions from net investment income	-	(.27)	(.09)	(.13)	(.18)	(.11)
Distributions from net realized gain	(.98)	(1.12)	(.59)	(.68)	(.93)	(.31)
Total distributions	(.98)	(1.38) C	(.69) C	(.81)	(1.10) C	(.42)
Net asset value, end of period	$10.51	$14.38	$15.32	$10.46	$12.51	$13.31
Total Return D,E,F	(20.90)%	2.52%	54.88%	(10.83)%	2.86%	13.15%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.14%
Expenses net of fee waivers, if any	1.25% I	1.25%	1.25%	1.25%	1.25%	1.14%
Expenses net of all reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.14%
Net investment income (loss)	.78% I	1.58%	.38%	.98%	1.16%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$95,224	$117,059	$115,869	$74,904	$83,858	$73,101
Portfolio turnover rate J	17% I	28%	23%	35%	27%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.20	$15.16	$10.38	$12.44	$13.26	$12.11
Income from Investment Operations
Net investment income (loss) A,B	.02	.17	(.02)	.06	.08	.01
Net realized and unrealized gain (loss)	(2.90)	.19	5.44	(1.36)	.16	1.51
Total from investment operations	(2.88)	.36	5.42	(1.30)	.24	1.52
Distributions from net investment income	-	(.21)	(.05)	(.09)	(.13)	(.06)
Distributions from net realized gain	(.98)	(1.12)	(.59)	(.68)	(.93)	(.31)
Total distributions	(.98)	(1.32) C	(.64)	(.76) C	(1.06)	(.37)
Net asset value, end of period	$10.34	$14.20	$15.16	$10.38	$12.44	$13.26
Total Return D,E,F	(21.10)%	2.03%	54.07%	(11.29)%	2.32%	12.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I	1.75%	1.75%	1.75%	1.74% C	1.64%
Expenses net of fee waivers, if any	1.75% I	1.75%	1.75%	1.75%	1.74% C	1.64%
Expenses net of all reductions	1.75% I	1.75%	1.75%	1.75%	1.74% C	1.64%
Net investment income (loss)	.28% I	1.08%	(.12)%	.48%	.66%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$12,618	$15,942	$16,677	$9,928	$10,991	$10,685
Portfolio turnover rate J	17% I	28%	23%	35%	27%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.61	$15.53	$10.57	$12.64	$13.43	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.08	.33	.12	.19	.21	.14
Net realized and unrealized gain (loss)	(2.99)	.19	5.57	(1.39)	.15	1.53
Total from investment operations	(2.91)	.52	5.69	(1.20)	.36	1.67
Distributions from net investment income	-	(.33)	(.14)	(.18)	(.22)	(.16)
Distributions from net realized gain	(.99)	(1.12)	(.59)	(.70)	(.93)	(.32)
Total distributions	(.99)	(1.44) C	(.73)	(.87) C	(1.15)	(.48)
Net asset value, end of period	$10.71	$14.61	$15.53	$10.57	$12.64	$13.43
Total Return D,E	(20.69)%	3.00%	55.72%	(10.45)%	3.34%	13.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.64%
Expenses net of fee waivers, if any	.75% H	.75%	.75%	.75%	.75%	.64%
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.64%
Net investment income (loss)	1.28% H	2.08%	.88%	1.48%	1.66%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$328,011	$428,209	$432,057	$273,147	$308,366	$249,432
Portfolio turnover rate I	17% H	28%	23%	35%	27%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$14.47	$15.40	$10.50	$12.58	$13.57
Income from Investment Operations
Net investment income (loss) B,C	.08	.34	.13	.20	.38
Net realized and unrealized gain (loss)	(2.95)	.20	5.53	(1.36)	(.65)
Total from investment operations	(2.87)	.54	5.66	(1.16)	(.27)
Distributions from net investment income	-	(.35)	(.17)	(.20)	(.28)
Distributions from net realized gain	(1.00)	(1.12)	(.59)	(.71)	(.43)
Total distributions	(1.00)	(1.47)	(.76)	(.92) D	(.72) D
Net asset value, end of period	$10.60	$14.47	$15.40	$10.50	$12.58
Total Return E,F	(20.61)%	3.10%	55.82%	(10.28)%	(1.35)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.64%	.64%	.65% J	.65% I,J
Expenses net of fee waivers, if any	.64% I	.64%	.64%	.65% J	.65% I,J
Expenses net of all reductions	.64% I	.64%	.64%	.65% J	.65% I,J
Net investment income (loss)	1.39% I	2.19%	.99%	1.58%	6.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$36,335	$31,712	$16,623	$5,767	$428
Portfolio turnover rate K	17% I	28%	23%	35%	27%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.60	$15.51	$10.55	$12.62	$13.42	$12.63
Income from Investment Operations
Net investment income (loss) B,C	.09	.36	.15	.22	.24	.47
Net realized and unrealized gain (loss)	(2.99)	.21	5.57	(1.38)	.15	.69
Total from investment operations	(2.90)	.57	5.72	(1.16)	.39	1.16
Distributions from net investment income	-	(.36)	(.17)	(.21)	(.26)	(.19)
Distributions from net realized gain	(1.00)	(1.12)	(.59)	(.71)	(.93)	(.18)
Total distributions	(1.00)	(1.48)	(.76)	(.91) D	(1.19)	(.37)
Net asset value, end of period	$10.70	$14.60	$15.51	$10.55	$12.62	$13.42
Total Return E,F	(20.61)%	3.30%	56.14%	(10.22)%	3.59%	9.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49%	.49%	.49%	.50% J	.50% I,J
Expenses net of fee waivers, if any	.49% I	.49%	.49%	.49%	.50% J	.50% I,J
Expenses net of all reductions	.49% I	.49%	.49%	.49%	.50% J	.50% I,J
Net investment income (loss)	1.54% I	2.34%	1.14%	1.73%	1.91%	4.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$108,002	$104,160	$61,302	$23,906	$12,968	$3,116
Portfolio turnover rate K	17% I	28%	23%	35%	27%	18%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Value Discovery Fund	6.4
Fidelity Advisor Series Equity Growth Fund	6.4
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
75.7

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2060 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $249,171)	250,000	249,205

Domestic Equity Funds - 50.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	1,913,471	23,248,676
Fidelity Advisor Series Growth Opportunities Fund (c)	1,871,005	16,408,714
Fidelity Advisor Series Small Cap Fund (c)	969,389	10,149,507
Fidelity Series All-Sector Equity Fund (c)	1,077,119	9,241,680
Fidelity Series Commodity Strategy Fund (c)	2,060,715	4,306,894
Fidelity Series Large Cap Stock Fund (c)	2,399,887	35,446,336
Fidelity Series Large Cap Value Index Fund (c)	304,415	3,872,159
Fidelity Series Opportunistic Insights Fund (c)	1,488,260	21,148,177
Fidelity Series Small Cap Opportunities Fund (c)	1,133,246	12,216,390
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,018,139	22,542,609
Fidelity Series Value Discovery Fund (c)	1,689,217	23,260,518
TOTAL DOMESTIC EQUITY FUNDS (Cost $208,638,419)		181,841,660

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	950,703	11,788,713
Fidelity Series Emerging Markets Fund (c)	722,118	5,228,135
Fidelity Series Emerging Markets Opportunities Fund (c)	3,298,526	47,894,604
Fidelity Series International Growth Fund (c)	2,094,338	26,849,416
Fidelity Series International Small Cap Fund (c)	514,157	7,033,674
Fidelity Series International Value Fund (c)	3,151,069	27,067,684
Fidelity Series Overseas Fund (c)	2,844,575	27,108,800
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $184,698,896)		152,971,026

Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	45,041	359,879
Fidelity Series Emerging Markets Debt Fund (c)	279,503	1,917,387
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	79,139	630,739
Fidelity Series Floating Rate High Income Fund (c)	42,587	370,510
Fidelity Series High Income Fund (c)	251,273	1,980,035
Fidelity Series International Credit Fund (c)	3,868	30,444
Fidelity Series Long-Term Treasury Bond Index Fund (c)	3,482,574	20,790,966
Fidelity Series Real Estate Income Fund (c)	98,675	939,387
TOTAL BOND FUNDS (Cost $35,054,874)		27,019,347

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	94,270	94,289
Fidelity Series Government Money Market Fund 3.00% (c)(e)	1,862,215	1,862,215
Fidelity Series Short-Term Credit Fund (c)	0	3
TOTAL SHORT-TERM FUNDS (Cost $1,956,507)		1,956,507

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $430,597,867)	364,037,745
NET OTHER ASSETS (LIABILITIES) - 0.0%	(79,849)
NET ASSETS - 100.0%	363,957,896

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	59	Dec 2022	6,611,688	(399,210)	(399,210)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Dec 2022	822,000	(11,304)	(11,304)

TOTAL PURCHASED					(410,514)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	10	Dec 2022	1,800,750	(99)	(99)
ICE E-mini MSCI EAFE Index Contracts (United States)	17	Dec 2022	1,411,510	191,568	191,568
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	14	Dec 2022	610,050	4,790	4,790

TOTAL SOLD					196,259

TOTAL FUTURES CONTRACTS					(214,255)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Share amounts shown as "0" represent less than 1 share.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,205.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	251,164	1,344,261	1,501,136	2,399	-	-	94,289	0.0%
Total	251,164	1,344,261	1,501,136	2,399	-	-	94,289

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	25,859,450	4,508,281	1,246,867	-	(72,717)	(5,799,471)	23,248,676
Fidelity Advisor Series Growth Opportunities Fund	17,736,820	5,065,119	900,628	-	(133,953)	(5,358,644)	16,408,714
Fidelity Advisor Series Small Cap Fund	11,737,384	1,648,563	907,114	-	(73,695)	(2,255,631)	10,149,507
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	413,795	48,460	31,202	-	(1,363)	(69,811)	359,879
Fidelity Series All-Sector Equity Fund	11,092,271	1,250,705	761,253	-	(62,336)	(2,277,707)	9,241,680
Fidelity Series Canada Fund	13,466,722	2,162,829	999,715	-	(88,740)	(2,752,383)	11,788,713
Fidelity Series Commodity Strategy Fund	6,166,222	4,158,139	2,321,306	3,151,493	(797,432)	(2,898,729)	4,306,894
Fidelity Series Emerging Markets Debt Fund	2,022,929	325,810	67,086	54,728	(10,539)	(353,727)	1,917,387
Fidelity Series Emerging Markets Debt Local Currency Fund	684,904	84,658	56,701	-	(10,033)	(72,089)	630,739
Fidelity Series Emerging Markets Fund	5,685,511	1,112,258	196,734	-	(48,570)	(1,324,330)	5,228,135
Fidelity Series Emerging Markets Opportunities Fund	52,507,578	9,204,922	1,901,305	-	(565,374)	(11,351,217)	47,894,604
Fidelity Series Floating Rate High Income Fund	413,744	59,899	81,064	10,627	(2,760)	(19,309)	370,510
Fidelity Series Government Money Market Fund 3.00%	-	1,862,215	-	83	-	-	1,862,215
Fidelity Series High Income Fund	2,504,557	331,775	533,632	60,894	(38,876)	(283,789)	1,980,035
Fidelity Series International Credit Fund	35,306	482	-	482	-	(5,344)	30,444
Fidelity Series International Growth Fund	30,778,566	5,121,263	1,586,671	-	(250,007)	(7,213,735)	26,849,416
Fidelity Series International Small Cap Fund	8,429,119	1,044,705	323,294	-	(61,827)	(2,055,029)	7,033,674
Fidelity Series International Value Fund	31,082,389	5,289,191	2,097,707	-	(131,107)	(7,075,082)	27,067,684
Fidelity Series Investment Grade Bond Fund	2,204,608	77,139	2,195,804	8,030	(93,058)	7,115	-
Fidelity Series Large Cap Stock Fund	40,694,947	7,390,092	3,040,488	2,062,444	(180,658)	(9,417,557)	35,446,336
Fidelity Series Large Cap Value Index Fund	4,401,581	517,567	255,994	-	(16,879)	(774,116)	3,872,159
Fidelity Series Long-Term Treasury Bond Index Fund	22,122,987	5,683,767	1,750,677	279,138	(392,367)	(4,872,744)	20,790,966
Fidelity Series Opportunistic Insights Fund	23,900,700	4,197,651	1,289,902	-	(141,597)	(5,518,675)	21,148,177
Fidelity Series Overseas Fund	30,946,442	5,100,961	761,116	-	(121,166)	(8,056,321)	27,108,800
Fidelity Series Real Estate Income Fund	1,478,278	202,581	530,841	70,061	(30,826)	(179,805)	939,387
Fidelity Series Short-Term Credit Fund	-	3	-	-	-	-	3
Fidelity Series Small Cap Opportunities Fund	14,491,882	2,181,997	1,332,476	563,665	(141,002)	(2,984,011)	12,216,390
Fidelity Series Stock Selector Large Cap Value Fund	25,972,743	3,288,659	2,033,956	-	(114,626)	(4,570,211)	22,542,609
Fidelity Series Value Discovery Fund	26,456,267	3,328,472	2,737,537	-	(152,091)	(3,634,593)	23,260,518
	413,287,702	75,248,163	29,941,070	6,261,645	(3,733,599)	(91,166,945)	363,694,251

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	249,205	-	249,205	-

Domestic Equity Funds	181,841,660	181,841,660	-	-

International Equity Funds	152,971,026	152,971,026	-	-

Bond Funds	27,019,347	27,019,347	-	-

Short-Term Funds	1,956,507	1,956,507	-	-
Total Investments in Securities:	364,037,745	363,788,540	249,205	-
Derivative Instruments:

Assets
Futures Contracts	196,358	196,358	-	-
Total Assets	196,358	196,358	-	-

Liabilities
Futures Contracts	(410,613)	(410,613)	-	-
Total Liabilities	(410,613)	(410,613)	-	-
Total Derivative Instruments:	(214,255)	(214,255)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	196,358	(99)
Total Equity Risk	196,358	(99)
Interest Rate Risk
Futures Contracts (a)	0	(410,515)
Total Interest Rate Risk	0	(410,515)
Total Value of Derivatives	196,358	(410,613)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $249,171)		$249,205
Fidelity Central Funds (cost $94,289)		94,289
Other affiliated issuers (cost $430,254,407)		363,694,251

Total Investment in Securities (cost $430,597,867)			$364,037,745
Receivable for investments sold			2,460,967
Receivable for fund shares sold			1,378,590
Distributions receivable from Fidelity Central Funds			316
Receivable for daily variation margin on futures contracts			2,031
Total assets			367,879,649
Liabilities
Payable for investments purchased		2,175,577
Payable for fund shares redeemed		1,448,717
Accrued management fee		226,575
Distribution and service plan fees payable		47,391
Payable for daily variation margin on futures contracts		23,493
Total Liabilities			3,921,753
Net Assets			$363,957,896
Net Assets consist of:
Paid in capital			$435,096,646
Total accumulated earnings (loss)			(71,138,750)
Net Assets			$363,957,896

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($102,311,817 ÷ 10,482,724 shares) (a)			$9.76
Maximum offering price per share (100/94.25 of $9.76)			$10.36
Class M :
Net Asset Value and redemption price per share ($41,957,942 ÷ 4,324,284 shares) (a)			$9.70
Maximum offering price per share (100/96.50 of $9.70)			$10.05
Class C :
Net Asset Value and offering price per share ($6,931,715 ÷ 720,671 shares) (a)			$9.62
Class I :
Net Asset Value , offering price and redemption price per share ($143,305,367 ÷ 14,577,659 shares)			$9.83
Class Z :
Net Asset Value , offering price and redemption price per share ($18,487,725 ÷ 1,895,543 shares)			$9.75
Class Z6 :
Net Asset Value , offering price and redemption price per share ($50,963,330 ÷ 5,183,375 shares)			$9.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,041,934
Interest		1,758
Income from Fidelity Central Funds		2,399
Total Income		4,046,091
Expenses
Management fee	$1,381,845
Distribution and service plan fees	291,069
Independent trustees' fees and expenses	659
Total expenses before reductions	1,673,573
Expense reductions	(76)
Total expenses after reductions		1,673,497
Net Investment income (loss)		2,372,594
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59
Affiliated issuers	(3,733,599)
Futures contracts	(278,666)
Capital gain distributions from underlying funds:
Affiliated issuers	2,219,711
Total net realized gain (loss)		(1,792,495)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	31
Affiliated issuers	(91,166,945)
Futures contracts	(226,591)
Total change in net unrealized appreciation (depreciation)		(91,393,505)
Net gain (loss)		(93,186,000)
Net increase (decrease) in net assets resulting from operations		$(90,813,406)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,372,594	$7,959,268
Net realized gain (loss)	(1,792,495)	35,780,430
Change in net unrealized appreciation (depreciation)	(91,393,505)	(34,656,039)
Net increase (decrease) in net assets resulting from operations	(90,813,406)	9,083,659
Distributions to shareholders	(26,739,838)	(33,222,541)
Share transactions - net increase (decrease)	67,843,806	86,926,804
Total increase (decrease) in net assets	(49,709,438)	62,787,922

Net Assets
Beginning of period	413,667,334	350,879,412
End of period	$363,957,896	$413,667,334

Financial Highlights
Fidelity Advisor Freedom® 2060 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.26	$14.01	$9.49	$11.31	$11.86	$10.76
Income from Investment Operations
Net investment income (loss) A,B	.06	.27	.08	.14	.17	.10
Net realized and unrealized gain (loss)	(2.72)	.16	5.01	(1.24)	.13	1.34
Total from investment operations	(2.66)	.43	5.09	(1.10)	.30	1.44
Distributions from net investment income	-	(.25) C	(.11)	(.14)	(.17)	(.11)
Distributions from net realized gain	(.84)	(.93) C	(.46)	(.58)	(.68)	(.23)
Total distributions	(.84)	(1.18)	(.57)	(.72)	(.85)	(.34)
Net asset value, end of period	$9.76	$13.26	$14.01	$9.49	$11.31	$11.86
Total Return D,E,F	(20.77)%	2.74%	55.28%	(10.65)%	3.09%	13.44%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	.91%
Expenses net of fee waivers, if any	1.00% I	1.00%	1.00%	1.00%	1.00%	.91%
Expenses net of all reductions	1.00% I	1.00%	1.00%	1.00%	1.00%	.91%
Net investment income (loss)	1.08% I	1.87%	.65%	1.25%	1.48%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$102,312	$119,726	$113,936	$65,792	$55,732	$37,880
Portfolio turnover rate J	15% I	28%	24%	31%	27%	16%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.21	$13.97	$9.47	$11.29	$11.85	$10.77
Income from Investment Operations
Net investment income (loss) A,B	.05	.23	.05	.11	.14	.07
Net realized and unrealized gain (loss)	(2.72)	.17	5.00	(1.23)	.14	1.33
Total from investment operations	(2.67)	.40	5.05	(1.12)	.28	1.40
Distributions from net investment income	-	(.23) C	(.09)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.84)	(.93) C	(.46)	(.58)	(.68)	(.22)
Total distributions	(.84)	(1.16)	(.55)	(.70)	(.84)	(.32)
Net asset value, end of period	$9.70	$13.21	$13.97	$9.47	$11.29	$11.85
Total Return D,E,F	(20.94)%	2.50%	55.00%	(10.87)%	2.82%	13.04%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.16%
Expenses net of fee waivers, if any	1.25% I	1.25%	1.25%	1.25%	1.25%	1.16%
Expenses net of all reductions	1.25% I	1.25%	1.25%	1.25%	1.25%	1.16%
Net investment income (loss)	.83% I	1.62%	.40%	1.00%	1.23%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$41,958	$48,458	$41,642	$21,680	$19,070	$12,628
Portfolio turnover rate J	15% I	28%	24%	31%	27%	16%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.13	$13.92	$9.46	$11.29	$11.87	$10.81
Income from Investment Operations
Net investment income (loss) A,B	.02	.16	(.01)	.06	.08	.01
Net realized and unrealized gain (loss)	(2.69)	.16	4.98	(1.24)	.14	1.34
Total from investment operations	(2.67)	.32	4.97	(1.18)	.22	1.35
Distributions from net investment income	-	(.18) C	(.05)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.84)	(.93) C	(.46)	(.57)	(.68)	(.22)
Total distributions	(.84)	(1.11)	(.51)	(.65)	(.80)	(.29)
Net asset value, end of period	$9.62	$13.13	$13.92	$9.46	$11.29	$11.87
Total Return D,E,F	(21.07)%	1.94%	54.14%	(11.27)%	2.33%	12.53%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75% I	1.75%	1.75%	1.75%	1.75%	1.66%
Expenses net of fee waivers, if any	1.75% I	1.75%	1.75%	1.75%	1.75%	1.66%
Expenses net of all reductions	1.75% I	1.75%	1.75%	1.75%	1.75%	1.66%
Net investment income (loss)	.33% I	1.12%	(.10)%	.50%	.72%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$6,932	$8,195	$6,948	$4,022	$3,723	$2,604
Portfolio turnover rate J	15% I	28%	24%	31%	27%	16%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.34	$14.09	$9.54	$11.36	$11.90	$10.80
Income from Investment Operations
Net investment income (loss) A,B	.08	.30	.11	.17	.20	.13
Net realized and unrealized gain (loss)	(2.75)	.17	5.03	(1.24)	.13	1.33
Total from investment operations	(2.67)	.47	5.14	(1.07)	.33	1.46
Distributions from net investment income	-	(.28) C	(.13)	(.16)	(.20)	(.13)
Distributions from net realized gain	(.84)	(.94) C	(.47)	(.59)	(.68)	(.23)
Total distributions	(.84)	(1.22)	(.59) D	(.75)	(.87) D	(.36)
Net asset value, end of period	$9.83	$13.34	$14.09	$9.54	$11.36	$11.90
Total Return E,F	(20.72)%	3.01%	55.62%	(10.38)%	3.38%	13.63%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.75%	.75%	.75%	.75%	.66%
Expenses net of fee waivers, if any	.75% I	.75%	.75%	.75%	.75%	.66%
Expenses net of all reductions	.75% I	.75%	.75%	.75%	.75%	.66%
Net investment income (loss)	1.33% I	2.12%	.90%	1.50%	1.73%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$143,305	$177,481	$160,415	$87,182	$68,445	$43,513
Portfolio turnover rate J	15% I	28%	24%	31%	27%	16%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$13.23	$14.00	$9.49	$11.32	$12.10
Income from Investment Operations
Net investment income (loss) B,C	.08	.31	.12	.18	.23
Net realized and unrealized gain (loss)	(2.72)	.17	5.02	(1.23)	(.46)
Total from investment operations	(2.64)	.48	5.14	(1.05)	(.23)
Distributions from net investment income	-	(.31) D	(.16)	(.18)	(.24)
Distributions from net realized gain	(.84)	(.94) D	(.47)	(.60)	(.31)
Total distributions	(.84)	(1.25)	(.63)	(.78)	(.55)
Net asset value, end of period	$9.75	$13.23	$14.00	$9.49	$11.32
Total Return E,F	(20.66)%	3.06%	55.88%	(10.32)%	(1.34)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.64%	.65%	.65% J	.64% I,J
Expenses net of fee waivers, if any	.64% I	.64%	.65%	.65% J	.64% I,J
Expenses net of all reductions	.64% I	.64%	.65%	.65% J	.64% I,J
Net investment income (loss)	1.44% I	2.22%	1.00%	1.60%	4.28% I
Supplemental Data
Net assets, end of period (000 omitted)	$18,488	$14,296	$5,790	$1,514	$284
Portfolio turnover rate K	15% I	28%	24%	31%	27%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.32	$14.08	$9.53	$11.36	$11.90	$11.16
Income from Investment Operations
Net investment income (loss) B,C	.09	.34	.14	.20	.23	.33
Net realized and unrealized gain (loss)	(2.74)	.17	5.04	(1.25)	.13	.69
Total from investment operations	(2.65)	.51	5.18	(1.05)	.36	1.02
Distributions from net investment income	-	(.32) D	(.15)	(.19)	(.22)	(.16)
Distributions from net realized gain	(.84)	(.95) D	(.48)	(.60)	(.68)	(.13)
Total distributions	(.84)	(1.27)	(.63)	(.78) E	(.90)	(.28) E
Net asset value, end of period	$9.83	$13.32	$14.08	$9.53	$11.36	$11.90
Total Return F,G	(20.59)%	3.23%	56.12%	(10.24)%	3.63%	9.14%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J	.49%	.49%	.50%	.50% K	.50% J,K
Expenses net of fee waivers, if any	.49% J	.49%	.49%	.50%	.50% K	.50% J,K
Expenses net of all reductions	.49% J	.49%	.49%	.50%	.50% K	.50% J,K
Net investment income (loss)	1.59% J	2.37%	1.15%	1.75%	1.98%	3.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$50,963	$45,511	$22,148	$6,468	$2,493	$802
Portfolio turnover rate L	15% J	28%	24%	31%	27%	16%

A For the period June 6, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Large Cap Stock Fund	9.6
Fidelity Series Overseas Fund	7.3
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Long-Term Treasury Bond Index Fund	6.8
Fidelity Series Value Discovery Fund	6.3
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.8
75.8

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Advisor Freedom® 2065 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 49.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	310,090	3,767,598
Fidelity Advisor Series Growth Opportunities Fund (a)	303,238	2,659,401
Fidelity Advisor Series Small Cap Fund (a)	157,128	1,645,133
Fidelity Series All-Sector Equity Fund (a)	174,513	1,497,324
Fidelity Series Commodity Strategy Fund (a)	297,719	622,233
Fidelity Series Large Cap Stock Fund (a)	388,901	5,744,068
Fidelity Series Large Cap Value Index Fund (a)	49,292	626,998
Fidelity Series Opportunistic Insights Fund (a)	241,173	3,427,074
Fidelity Series Small Cap Opportunities Fund (a)	184,063	1,984,198
Fidelity Series Stock Selector Large Cap Value Fund (a)	327,117	3,653,893
Fidelity Series Value Discovery Fund (a)	273,758	3,769,649
TOTAL DOMESTIC EQUITY FUNDS (Cost $35,888,228)		29,397,569

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	152,403	1,889,800
Fidelity Series Emerging Markets Fund (a)	118,921	860,987
Fidelity Series Emerging Markets Opportunities Fund (a)	533,333	7,743,993
Fidelity Series International Growth Fund (a)	338,161	4,335,225
Fidelity Series International Small Cap Fund (a)	82,758	1,132,134
Fidelity Series International Value Fund (a)	507,301	4,357,720
Fidelity Series Overseas Fund (a)	459,222	4,376,383
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,861,815)		24,696,242

Bond Funds - 7.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	43,545	347,928
Fidelity Series Emerging Markets Debt Fund (a)	11,946	81,948
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,383	26,964
Fidelity Series Floating Rate High Income Fund (a)	7,518	65,408
Fidelity Series International Credit Fund (a)	549	4,323
Fidelity Series Long-Term Treasury Bond Index Fund (a)	675,049	4,030,040
Fidelity Series Real Estate Income Fund (a)	17,765	169,127
TOTAL BOND FUNDS (Cost $5,794,059)		4,725,738

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (a)(b)	784,876	784,876
Fidelity Series Short-Term Credit Fund (a)	66	623
TOTAL SHORT-TERM FUNDS (Cost $785,499)		785,499

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $74,329,601)	59,605,048
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,438)
NET ASSETS - 100.0%	59,596,610

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	3,355,824	1,502,865	235,449	-	(43,019)	(812,623)	3,767,598
Fidelity Advisor Series Growth Opportunities Fund	2,301,541	1,271,910	111,112	-	(31,898)	(771,040)	2,659,401
Fidelity Advisor Series Small Cap Fund	1,522,962	591,491	130,291	-	(26,260)	(312,769)	1,645,133
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	54,273	308,765	4,417	-	(290)	(10,403)	347,928
Fidelity Series All-Sector Equity Fund	1,439,375	486,859	89,524	-	(11,697)	(327,689)	1,497,324
Fidelity Series Canada Fund	1,783,893	693,376	174,353	-	(9,408)	(403,708)	1,889,800
Fidelity Series Commodity Strategy Fund	811,258	930,121	509,630	527,106	(344,997)	(264,519)	622,233
Fidelity Series Emerging Markets Debt Fund	277,311	50,990	220,551	3,922	(36,364)	10,562	81,948
Fidelity Series Emerging Markets Debt Local Currency Fund	90,087	18,162	75,377	-	(11,989)	6,081	26,964
Fidelity Series Emerging Markets Fund	763,516	337,455	30,044	-	(7,879)	(202,061)	860,987
Fidelity Series Emerging Markets Opportunities Fund	7,010,387	2,916,967	365,686	-	(148,676)	(1,668,999)	7,743,993
Fidelity Series Floating Rate High Income Fund	54,236	21,067	6,733	1,581	(152)	(3,010)	65,408
Fidelity Series Government Money Market Fund 3.00%	-	784,876	-	53	-	-	784,876
Fidelity Series High Income Fund	328,328	31,547	345,788	2,891	(21,801)	7,714	-
Fidelity Series International Credit Fund	5,013	69	-	68	-	(759)	4,323
Fidelity Series International Growth Fund	4,073,578	1,864,687	496,573	-	(59,916)	(1,046,551)	4,335,225
Fidelity Series International Small Cap Fund	1,115,058	378,344	49,655	-	(13,502)	(298,111)	1,132,134
Fidelity Series International Value Fund	4,113,099	1,593,119	271,098	-	(16,688)	(1,060,712)	4,357,720
Fidelity Series Investment Grade Bond Fund	298,348	219,761	507,413	1,313	(11,463)	767	-
Fidelity Series Large Cap Stock Fund	5,279,380	2,385,492	480,035	318,848	(47,479)	(1,393,290)	5,744,068
Fidelity Series Large Cap Value Index Fund	571,497	207,825	35,218	-	(2,734)	(114,372)	626,998
Fidelity Series Long-Term Treasury Bond Index Fund	2,908,529	2,320,489	343,665	47,330	(72,033)	(783,280)	4,030,040
Fidelity Series Opportunistic Insights Fund	3,101,740	1,357,318	210,238	-	(83,192)	(738,554)	3,427,074
Fidelity Series Overseas Fund	4,095,435	1,899,767	418,124	-	(58,859)	(1,141,836)	4,376,383
Fidelity Series Real Estate Income Fund	195,074	79,331	70,645	12,410	(7,142)	(27,491)	169,127
Fidelity Series Short-Term Credit Fund	-	623	-	-	-	-	623
Fidelity Series Small Cap Opportunities Fund	1,880,385	727,000	160,181	90,786	(38,454)	(424,552)	1,984,198
Fidelity Series Stock Selector Large Cap Value Fund	3,370,227	1,315,004	335,034	-	(26,797)	(669,507)	3,653,893
Fidelity Series Value Discovery Fund	3,432,621	1,377,920	475,310	-	(34,194)	(531,388)	3,769,649
	54,232,975	25,673,200	6,152,144	1,006,308	(1,166,883)	(12,982,100)	59,605,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	29,397,569	29,397,569	-	-

International Equity Funds	24,696,242	24,696,242	-	-

Bond Funds	4,725,738	4,725,738	-	-

Short-Term Funds	785,499	785,499	-	-
Total Investments in Securities:	59,605,048	59,605,048	-	-
Fidelity Advisor Freedom® 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $74,329,601)		59,605,048
Total Investment in Securities (cost $74,329,601)			$59,605,048
Cash			199
Receivable for investments sold			733,331
Receivable for fund shares sold			384,977
Total assets			60,723,555
Liabilities
Payable for investments purchased		964,179
Payable for fund shares redeemed		119,799
Accrued management fee		36,172
Distribution and service plan fees payable		6,795
Total Liabilities			1,126,945
Net Assets			$59,596,610
Net Assets consist of:
Paid in capital			$75,281,661
Total accumulated earnings (loss)			(15,685,051)
Net Assets			$59,596,610

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($18,300,248 ÷ 1,990,711 shares) (a)			$9.19
Maximum offering price per share (100/94.25 of $9.19)			$9.75
Class M :
Net Asset Value and redemption price per share ($4,892,463 ÷ 533,840 shares) (a)			$9.16
Maximum offering price per share (100/96.50 of $9.16)			$9.49
Class C :
Net Asset Value and offering price per share ($774,467 ÷ 84,917 shares) (a)			$9.12
Class I :
Net Asset Value , offering price and redemption price per share ($23,135,682 ÷ 2,505,972 shares)			$9.23
Class Z :
Net Asset Value , offering price and redemption price per share ($3,105,062 ÷ 335,512 shares)			$9.25
Class Z6 :
Net Asset Value , offering price and redemption price per share ($9,388,688 ÷ 1,012,737 shares)			$9.27
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$658,800
Expenses
Management fee	$203,054
Distribution and service plan fees	38,811
Independent trustees' fees and expenses	92
Total expenses before reductions	241,957
Expense reductions	(73)
Total expenses after reductions		241,884
Net Investment income (loss)		416,916
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3)
Affiliated issuers	(1,166,883)
Capital gain distributions from underlying funds:
Affiliated issuers	347,508
Total net realized gain (loss)		(819,378)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(12,982,100)
Total change in net unrealized appreciation (depreciation)		(12,982,100)
Net gain (loss)		(13,801,478)
Net increase (decrease) in net assets resulting from operations		$(13,384,562)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$416,916	$837,036
Net realized gain (loss)	(819,378)	3,706,673
Change in net unrealized appreciation (depreciation)	(12,982,100)	(4,685,857)
Net increase (decrease) in net assets resulting from operations	(13,384,562)	(142,148)
Distributions to shareholders	(2,981,474)	(2,674,101)
Share transactions - net increase (decrease)	21,736,790	30,921,156
Total increase (decrease) in net assets	5,370,754	28,104,907

Net Assets
Beginning of period	54,225,856	26,120,949
End of period	$59,596,610	$54,225,856

Financial Highlights
Fidelity Advisor Freedom® 2065 Fund Class A

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$12.77	$8.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.25	.08	.12
Net realized and unrealized gain (loss)	(2.55)	.14 D	4.53	(1.48)
Total from investment operations	(2.48)	.39	4.61	(1.36)
Distributions from net investment income	-	(.24)	(.10)	(.13)
Distributions from net realized gain	(.63)	(.62)	(.21)	(.04)
Total distributions	(.63)	(.86)	(.31)	(.17)
Net asset value, end of period	$9.19	$12.30	$12.77	$8.47
Total Return E,F	(20.75)%	2.75%	55.16%	(13.92)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00% I	1.00%	1.00%	1.01% I,J
Expenses net of fee waivers, if any	1.00% I	1.00%	1.00%	1.01% I,J
Expenses net of all reductions	1.00% I	1.00%	1.00%	1.01% I,J
Net investment income (loss)	1.29% I	1.94%	.71%	1.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$18,300	$18,134	$9,613	$1,980
Portfolio turnover rate K	21% I	29%	31%	33% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class M

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$12.76	$8.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.22	.05	.10
Net realized and unrealized gain (loss)	(2.54)	.14 D	4.53	(1.47)
Total from investment operations	(2.49)	.36	4.58	(1.37)
Distributions from net investment income	-	(.24)	(.08)	(.11)
Distributions from net realized gain	(.62)	(.61)	(.20)	(.04)
Total distributions	(.62)	(.85)	(.29) E	(.16) E
Net asset value, end of period	$9.16	$12.27	$12.76	$8.47
Total Return F,G	(20.86)%	2.47%	54.73%	(14.05)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.24% J,K	1.25%	1.25%	1.25% J
Expenses net of fee waivers, if any	1.24% J,K	1.25%	1.25%	1.25% J
Expenses net of all reductions	1.24% J,K	1.25%	1.25%	1.25% J
Net investment income (loss)	1.04% J	1.69%	.46%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,892	$4,402	$1,230	$332
Portfolio turnover rate L	21% J	29%	31%	33% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class C

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$12.73	$8.46	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.15	- D	.06
Net realized and unrealized gain (loss)	(2.53)	.14 E	4.51	(1.47)
Total from investment operations	(2.50)	.29	4.51	(1.41)
Distributions from net investment income	-	(.18)	(.04)	(.09)
Distributions from net realized gain	(.62)	(.60)	(.20)	(.04)
Total distributions	(.62)	(.78)	(.24)	(.13)
Net asset value, end of period	$9.12	$12.24	$12.73	$8.46
Total Return F,G	(21.04)%	2.00%	53.95%	(14.38)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.74% J,K	1.75%	1.75%	1.75% K
Expenses net of fee waivers, if any	1.74% J,K	1.75%	1.75%	1.75% K
Expenses net of all reductions	1.74% J,K	1.75%	1.75%	1.75% K
Net investment income (loss)	.54% K	1.19%	(.04)%	.86% K
Supplemental Data
Net assets, end of period (000 omitted)	$774	$774	$434	$183
Portfolio turnover rate L	21% K	29%	31%	33% K

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Total returns for periods of less than one year are not annualized.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class I

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$12.81	$8.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.29	.11	.14
Net realized and unrealized gain (loss)	(2.56)	.13 D	4.55	(1.48)
Total from investment operations	(2.48)	.42	4.66	(1.34)
Distributions from net investment income	-	(.26)	(.12)	(.14)
Distributions from net realized gain	(.63)	(.63)	(.21)	(.04)
Total distributions	(.63)	(.89)	(.33)	(.18)
Net asset value, end of period	$9.23	$12.34	$12.81	$8.48
Total Return E,F	(20.64)%	2.94%	55.68%	(13.78)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I	.75%	.75%	.75% I
Expenses net of fee waivers, if any	.75% I	.75%	.75%	.75% I
Expenses net of all reductions	.75% I	.75%	.75%	.75% I
Net investment income (loss)	1.54% I	2.19%	.96%	1.85% I
Supplemental Data
Net assets, end of period (000 omitted)	$23,136	$21,524	$11,782	$2,383
Portfolio turnover rate J	21% I	29%	31%	33% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class Z

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.37	$12.84	$8.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.30	.12	.15
Net realized and unrealized gain (loss)	(2.57)	.13 D	4.56	(1.48)
Total from investment operations	(2.48)	.43	4.68	(1.33)
Distributions from net investment income	-	(.28)	(.12)	(.14)
Distributions from net realized gain	(.64)	(.62)	(.20)	(.04)
Total distributions	(.64)	(.90)	(.33) E	(.18)
Net asset value, end of period	$9.25	$12.37	$12.84	$8.49
Total Return F,G	(20.62)%	3.02%	55.80%	(13.68)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.64% J	.64%	.65% K	.64% J
Expenses net of fee waivers, if any	.64% J	.64%	.65% K	.64% J
Expenses net of all reductions	.64% J	.64%	.65% K	.64% J
Net investment income (loss)	1.64% J	2.29%	1.07%	1.96% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,105	$1,893	$535	$176
Portfolio turnover rate L	21% J	29%	31%	33% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class Z6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$12.85	$8.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.32	.14	.15
Net realized and unrealized gain (loss)	(2.57)	.14 D	4.55	(1.47)
Total from investment operations	(2.48)	.46	4.69	(1.32)
Distributions from net investment income	-	(.29)	(.13)	(.14)
Distributions from net realized gain	(.64)	(.63)	(.21)	(.04)
Total distributions	(.64)	(.92)	(.34)	(.18)
Net asset value, end of period	$9.27	$12.39	$12.85	$8.50
Total Return E,F	(20.56)%	3.27%	55.97%	(13.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49%	.49%	.50% I,J
Expenses net of fee waivers, if any	.49% I	.49%	.49%	.50% I,J
Expenses net of all reductions	.49% I	.49%	.49%	.50% I,J
Net investment income (loss)	1.79% I	2.44%	1.22%	2.11% I
Supplemental Data
Net assets, end of period (000 omitted)	$9,389	$7,499	$2,527	$905
Portfolio turnover rate K	21% I	29%	31%	33% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended September 30, 2022

1. Organization.
Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of September 30, 2022 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.   Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Freedom Income Fund	$199,174,103	$ 3,256,542	$ (18,975,746)	$ (15,719,204)
Fidelity Advisor Freedom 2005 Fund	121,927,872	2,800,122	(10,835,689)	(8,035,567)
Fidelity Advisor Freedom 2010 Fund	287,006,229	8,898,354	(26,675,228)	(17,776,874)
Fidelity Advisor Freedom 2015 Fund	590,116,481	29,256,299	(53,600,191)	(24,343,892)
Fidelity Advisor Freedom 2020 Fund	1,471,442,374	80,677,621	(155,199,836)	(74,522,215)
Fidelity Advisor Freedom 2025 Fund	2,450,234,080	135,956,218	(291,510,560)	(155,554,342)
Fidelity Advisor Freedom 2030 Fund	2,864,129,777	166,807,761	(346,123,690)	(179,315,929)
Fidelity Advisor Freedom 2035 Fund	2,469,294,827	164,591,706	(293,844,420)	(129,252,714)
Fidelity Advisor Freedom 2040 Fund	2,185,317,721	159,606,106	(253,873,022)	(94,266,916)
Fidelity Advisor Freedom 2045 Fund	1,591,196,787	92,008,853	(202,503,472)	(110,494,619)
Fidelity Advisor Freedom 2050 Fund	1,386,245,955	73,824,688	(182,718,733)	(108,894,045)
Fidelity Advisor Freedom 2055 Fund	930,341,217	22,266,204	(139,609,139)	(117,342,935)
Fidelity Advisor Freedom 2060 Fund	437,148,569	5,654,974	(78,980,053)	(73,325,079)
Fidelity Advisor Freedom 2065 Fund	75,481,162	373,423	(16,249,537)	(15,876,114)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Freedom Income Fund
Equity Risk
Futures Contracts	$ (54,438)	$ 34,045
Total Equity Risk	(54,438)	34,045
Interest Rate Risk
Futures Contracts	(21,066)	(202,870)
Total Interest Rate Risk	(21,066)	(202,870)
Totals	$ (75,504)	$ (168,825)
Fidelity Advisor Freedom 2005 Fund
Equity Risk
Futures Contracts	$ (10,158)	$ 5,854
Total Equity Risk	(10,158)	5,854
Interest Rate Risk
Futures Contracts	(12,081)	(133,924)
Total Interest Rate Risk	(12,081)	(133,924)
Totals	$ (22,239)	$ (128,070)
Fidelity Advisor Freedom 2010 Fund
Equity Risk
Futures Contracts	$ (34,495)	$ 39,074
Total Equity Risk	(34,495)	39,074
Interest Rate Risk
Futures Contracts	(34,651)	(308,652)
Total Interest Rate Risk	(34,651)	(308,652)
Totals	$ (69,146)	$ (269,578)
Fidelity Advisor Freedom 2015 Fund
Equity Risk
Futures Contracts	$ (138,672)	$ 121,401
Total Equity Risk	(138,672)	121,401
Interest Rate Risk
Futures Contracts	(82,207)	(648,557)
Total Interest Rate Risk	(82,207)	(648,557)
Totals	$ (220,879)	$ (527,156)
Fidelity Advisor Freedom 2020 Fund
Equity Risk
Futures Contracts	$ (437,194)	$ 381,083
Total Equity Risk	(437,194)	381,083
Interest Rate Risk
Futures Contracts	(214,201)	(1,599,506)
Total Interest Rate Risk	(214,201)	(1,599,506)
Totals	$ (651,395)	$ (1,218,423)
Fidelity Advisor Freedom 2025 Fund
Equity Risk
Futures Contracts	$ (790,292)	$ 678,486
Total Equity Risk	(790,292)	678,486
Interest Rate Risk
Futures Contracts	(362,712)	(2,623,370)
Total Interest Rate Risk	(362,712)	(2,623,370)
Totals	$ (1,153,004)	$ (1,944,884)
Fidelity Advisor Freedom 2030 Fund
Equity Risk
Futures Contracts	$ (1,023,943)	$ 874,871
Total Equity Risk	(1,023,943)	874,871
Interest Rate Risk
Futures Contracts	(416,427)	(3,064,065)
Total Interest Rate Risk	(416,427)	(3,064,065)
Totals	$ (1,440,370)	$ (2,189,194)
Fidelity Advisor Freedom 2035 Fund
Equity Risk
Futures Contracts	$ (1,163,372)	$ 876,048
Total Equity Risk	(1,163,372)	876,048
Interest Rate Risk
Futures Contracts	(395,191)	(2,670,972)
Total Interest Rate Risk	(395,191)	(2,670,972)
Totals	$ (1,558,563)	$ (1,794,924)
Fidelity Advisor Freedom 2040 Fund
Equity Risk	$
Futures Contracts	(1,329,493)	$ 1,155,724
Total Equity Risk	(1,329,493)	1,155,724
Interest Rate Risk
Futures Contracts	(387,665)	(2,393,572)
Total Interest Rate Risk	(387,665)	(2,393,572)
Totals	$ (1,717,158)	$ (1,237,848)
Fidelity Advisor Freedom 2045 Fund
Equity Risk
Futures Contracts	$ (929,343)	$ 716,329
Total Equity Risk	(929,343)	716,329
Interest Rate Risk
Futures Contracts	(267,721)	(1,694,319)
Total Interest Rate Risk	(267,721)	(1,694,319)
Totals	$ (1,197,064)	$ (977,990)
Fidelity Advisor Freedom 2050 Fund
Equity Risk
Futures Contracts	$ (717,103)	$ 558,066
Total Equity Risk	(717,103)	558,066
Interest Rate Risk
Futures Contracts	(228,304)	(1,461,122)
Total Interest Rate Risk	(228,304)	(1,461,122)
Totals	$ (945,407)	$ (903,056)
Fidelity Advisor Freedom 2055 Fund
Equity Risk
Futures Contracts	$ (466,734)	$ 370,249
Total Equity Risk	(466,734)	370,249
Interest Rate Risk
Futures Contracts	(137,708)	(929,179)
Total Interest Rate Risk	(137,708)	(929,179)
Totals	$ (604,442)	$ (558,930)
Fidelity Advisor Freedom 2060 Fund
Equity Risk
Futures Contracts	$ (218,112)	$ 183,923
Total Equity Risk	(218,112)	183,923
Interest Rate Risk
Futures Contracts	(60,554)	(410,514)
Total Interest Rate Risk	(60,554)	(410,514)
Totals	$ (278,666)	$ (226,591)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Income Fund	32,711,973	39,182,374
Fidelity Advisor Freedom 2005 Fund	17,961,199	31,196,037
Fidelity Advisor Freedom 2010 Fund	32,920,629	53,660,010
Fidelity Advisor Freedom 2015 Fund	70,218,138	113,586,477
Fidelity Advisor Freedom 2020 Fund	178,030,255	308,215,363
Fidelity Advisor Freedom 2025 Fund	299,204,345	409,142,016
Fidelity Advisor Freedom 2030 Fund	341,211,972	384,409,746
Fidelity Advisor Freedom 2035 Fund	259,310,744	276,476,700
Fidelity Advisor Freedom 2040 Fund	223,526,115	231,942,212
Fidelity Advisor Freedom 2045 Fund	169,501,371	155,459,231
Fidelity Advisor Freedom 2050 Fund	160,258,244	124,739,430
Fidelity Advisor Freedom 2055 Fund	122,464,264	74,298,804
Fidelity Advisor Freedom 2060 Fund	75,248,163	29,941,070
Fidelity Advisor Freedom 2065 Fund	25,673,200	6,152,144

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract . Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.491%	.435%
Fidelity Advisor Freedom 2015 Fund	.533%	.468%
Fidelity Advisor Freedom 2020 Fund	.576%	.503%
Fidelity Advisor Freedom 2025 Fund	.618%	.538%
Fidelity Advisor Freedom 2030 Fund	.661%	.573%
Fidelity Advisor Freedom 2035 Fund	.703%	.608%
Fidelity Advisor Freedom 2040 Fund	.746%	.643%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.365%
Fidelity Advisor Freedom 2005 Fund	.365%
Fidelity Advisor Freedom 2010 Fund	.377%
Fidelity Advisor Freedom 2015 Fund	.396%
Fidelity Advisor Freedom 2020 Fund	.415%
Fidelity Advisor Freedom 2025 Fund	.435%
Fidelity Advisor Freedom 2030 Fund	.454%
Fidelity Advisor Freedom 2035 Fund	.474%
Fidelity Advisor Freedom 2040 Fund	.493%
Fidelity Advisor Freedom 2045 Fund	.493%
Fidelity Advisor Freedom 2050 Fund	.493%
Fidelity Advisor Freedom 2055 Fund	.493%
Fidelity Advisor Freedom 2060 Fund	.493%
Fidelity Advisor Freedom 2065 Fund	.493%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	- %	.25%	$ 86,066	$ 4,307
Class M	.25%	.25%	73,728	-
Class C	.75%	.25%	28,201	3,928
			$ 187,995	$ 8,235
Fidelity Advisor Freedom 2005 Fund
Class A	- %	.25%	$ 67,570	$ 1,788
Class M	.25%	.25%	50,646	-
Class C	.75%	.25%	4,405	260
			$ 122,621	$ 2,048
Fidelity Advisor Freedom 2010 Fund
Class A	- %	.25%	$ 153,295	$ -
Class M	.25%	.25%	136,323	-
Class C	.75%	.25%	16,064	1,852
			$ 305,682	$ 1,852
Fidelity Advisor Freedom 2015 Fund
Class A	- %	.25%	$ 354,411	$ 4,197
Class M	.25%	.25%	242,402	-
Class C	.75%	.25%	55,187	2,780
			$ 652,000	$ 6,977
Fidelity Advisor Freedom 2020 Fund
Class A	- %	.25%	$ 812,442	$ 18,314
Class M	.25%	.25%	594,576	365
Class C	.75%	.25%	157,444	11,973
			$ 1,564,462	$ 30,652
Fidelity Advisor Freedom 2025 Fund
Class A	- %	.25%	$1,284,795	$ 43,018
Class M	.25%	.25%	920,574	421
Class C	.75%	.25%	204,168	21,306
			$ 2,409,537	$ 64,745
Fidelity Advisor Freedom 2030 Fund
Class A	- %	.25%	$1,400,381	$ 44,899
Class M	.25%	.25%	1,069,536	1,403
Class C	.75%	.25%	263,052	31,164
			$ 2,732,969	$ 77,466
Fidelity Advisor Freedom 2035 Fund
Class A	- %	.25%	$1,192,526	$ 24,615
Class M	.25%	.25%	917,222	1,096
Class C	.75%	.25%	200,491	28,175
			$ 2,310,239	$ 53,886
Fidelity Advisor Freedom 2040 Fund
Class A	- %	.25%	$1,068,733	$ 22,039
Class M	.25%	.25%	858,652	1,811
Class C	.75%	.25%	186,387	18,503
			$ 2,113,772	$ 42,353
Fidelity Advisor Freedom 2045 Fund
Class A	- %	.25%	$ 670,880	$ 17,163
Class M	.25%	.25%	558,614	1,131
Class C	.75%	.25%	126,517	15,618
			$ 1,356,011	$ 33,912
Fidelity Advisor Freedom 2050 Fund
Class A	- %	.25%	$ 564,253	$ 10,636
Class M	.25%	.25%	451,442	1,198
Class C	.75%	.25%	131,641	16,916
			$ 1,147,336	$ 28,750
Fidelity Advisor Freedom 2055 Fund
Class A	- %	.25%	$ 327,998	$ 5,944
Class M	.25%	.25%	265,664	705
Class C	.75%	.25%	70,833	9,814
			$ 664,495	$ 16,463
Fidelity Advisor Freedom 2060 Fund
Class A	- %	.25%	$ 140,007	$ 3,584
Class M	.25%	.25%	113,010	-
Class C	.75%	.25%	38,052	9,153
			$ 291,069	$ 12,737
Fidelity Advisor Freedom 2065 Fund
Class A	- %	.25%	$ 22,904	$ 380
Class M	.25%	.25%	11,962	-
Class C	.75%	.25%	3,945	2,701
			$ 38,811	$ 3,081

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	$ 7,987
Class M	19
Class C A	43
$ 8,049
Fidelity Advisor Freedom 2005 Fund
Class A	$ 1,131
Class M	102
Class C A	109
$ 1,342
Fidelity Advisor Freedom 2010 Fund
Class A	$ 867
Class M	220
Class C A	26
$ 1,113
Fidelity Advisor Freedom 2015 Fund
Class A	$ 5,967
Class M	908
Class C A	69
$ 6,944
Fidelity Advisor Freedom 2020 Fund
Class A	$ 6,771
Class M	2,692
Class C A	727
$ 10,190
Fidelity Advisor Freedom 2025 Fund
Class A	$ 18,642
Class M	5,939
Class C A	1,912
$ 26,493
Fidelity Advisor Freedom 2030 Fund
Class A	$ 33,362
Class M	8,389
Class C A	2,614
$ 44,365
Fidelity Advisor Freedom 2035 Fund
Class A	$ 26,441
Class M	6,853
Class C A	1,446
$ 34,740
Fidelity Advisor Freedom 2040 Fund
Class A	$ 31,948
Class M	8,794
Class C A	1,142
$ 41,884
Fidelity Advisor Freedom 2045 Fund
Class A	$ 23,477
Class M	4,013
Class C A	851
$ 28,341
Fidelity Advisor Freedom 2050 Fund
Class A	$ 28,344
Class M	4,285
Class C A	1,074
$ 33,703
Fidelity Advisor Freedom 2055 Fund
Class A	$ 20,569
Class M	3,183
Class C A	713
$ 24,465
Fidelity Advisor Freedom 2060 Fund
Class A	$ 14,409
Class M	2,006
Class C A	815
$ 17,230
Fidelity Advisor Freedom 2065 Fund
Class A	$ 7,387
Class M	743
Class C A	127
$ 8,257
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments.
During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Advisor Freedom Income Fund	4,025,237	138,468
Fidelity Advisor Freedom 2005 Fund	2,552,730	78,710
Fidelity Advisor Freedom 2010 Fund	5,004,220	157,160
Fidelity Advisor Freedom 2015 Fund	8,960,932	293,596
Fidelity Advisor Freedom 2020 Fund	18,388,301	597,716
Fidelity Advisor Freedom 2025 Fund	24,406,231	853,469
Fidelity Advisor Freedom 2030 Fund	20,970,164	767,615

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Advisor Freedom Income Fund	18,957,388	1,694,537
Fidelity Advisor Freedom 2005 Fund	11,474,844	1,085,981
Fidelity Advisor Freedom 2010 Fund	23,030,177	2,201,485
Fidelity Advisor Freedom 2015 Fund	43,467,087	4,111,441
Fidelity Advisor Freedom 2020 Fund	91,893,601	8,042,241
Fidelity Advisor Freedom 2025 Fund	124,166,517	9,056,074
Fidelity Advisor Freedom 2030 Fund	109,994,429	6,403,309
Fidelity Advisor Freedom 2035 Fund	27,351,772	1,779,843
Fidelity Advisor Freedom 2040 Fund	30,309,863	2,126,636
Fidelity Advisor Freedom 2045 Fund	21,195,409	1,418,194
Fidelity Advisor Freedom 2050 Fund	17,928,790	1,128,509
Fidelity Advisor Freedom 2055 Fund	10,996,868	656,557
Fidelity Advisor Freedom 2060 Fund	4,427,881	225,709
Fidelity Advisor Freedom 2065 Fund	458,298	12 ,635

7. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Advisor Freedom Income Fund	$ 13	$
Class I		31
Class Z		4
Class Z6		7
Fidelity Advisor Freedom 2005 Fund .	23
Class A		2
Class I		24
Class Z		7
Class Z6		5
Fidelity Advisor Freedom 2010 Fund .	10
Class I		9
Class Z		4
Class Z6		7
Fidelity Advisor Freedom 2015 Fund .	11
Class Z		6
Class Z6		4
Fidelity Advisor Freedom 2020 Fund .	6
Class Z		6
Class Z6		5
Fidelity Advisor Freedom 2025 Fund	4
Class Z		6
Class Z6		5
Fidelity Advisor Freedom 2030 Fund	4
Class Z		5
Class Z6		5
Fidelity Advisor Freedom 2035 Fund	4
Class Z		5
Class Z6		7
Fidelity Advisor Freedom 2040 Fund	5
Class Z		5
Class Z6		6
Fidelity Advisor Freedom 2045 Fund	6
Class Z		5
Class Z6		10
Fidelity Advisor Freedom 2050 Fund .	7
Class Z		5
Class Z6		10
Fidelity Advisor Freedom 2055 Fund	9
Class I		3
Class Z		5
Class Z6		12
Fidelity Advisor Freedom 2060 Fund	14
Class I		43
Class Z		6
Class Z6		13
Fidelity Advisor Freedom 2065 Fund	-
Class I		48
Class Z		7
Class Z6		18

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2022	Year ended March 31, 2022
Fidelity Advisor Freedom Income Fund
Distributions to shareholders
Class A	$1,888,538	$3,806,285
Class M	775,288	1,680,370
Class C	138,882	354,845
Class I	2,067,406	4,626,656
Class Z	193,585	432,446
Class Z6	396,310	1,206,054
Total	$5,460,009	$12,106,656
Fidelity Advisor Freedom 2005 Fund
Distributions to shareholders
Class A	$1,636,831	$4,893,849
Class M	559,205	1,453,459
Class C	24,749	74,934
Class I	1,186,800	3,644,777
Class Z	173,652	455,321
Class Z6	152,731	422,095
Total	$3,733,968	$10,944,435
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$4,605,208	$12,942,091
Class M	2,021,494	5,540,074
Class C	116,851	425,333
Class I	3,528,487	9,711,835
Class Z	312,987	685,779
Class Z6	704,195	1,458,131
Total	$11,289,222	$30,763,243
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$13,241,737	$35,089,484
Class M	4,503,829	12,061,077
Class C	521,312	1,554,843
Class I	9,294,316	24,540,604
Class Z	1,119,126	2,399,529
Class Z6	1,422,913	3,159,961
Total	$30,103,233	$78,805,498
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$35,721,681	$86,282,220
Class M	13,017,858	29,939,249
Class C	1,794,520	4,479,288
Class I	28,912,866	73,486,234
Class Z	3,212,984	5,184,261
Class Z6	5,600,106	10,754,253
Total	$88,260,015	$210,125,505
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$58,267,197	$112,906,269
Class M	20,449,089	38,051,486
Class C	2,343,908	4,740,698
Class I	50,815,357	104,035,173
Class Z	5,417,909	7,072,309
Class Z6	10,108,074	14,842,267
Total	$147,401,534	$281,648,202
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$66,661,691	$121,306,750
Class M	25,330,795	45,921,993
Class C	3,171,483	5,999,786
Class I	65,543,127	125,504,164
Class Z	5,819,527	7,542,987
Class Z6	12,477,910	18,823,883
Total	$179,004,533	$325,099,563
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$66,541,825	$105,176,629
Class M	25,807,848	39,581,594
Class C	2,946,902	4,598,978
Class I	67,775,059	111,471,958
Class Z	6,367,563	6,618,867
Class Z6	14,142,616	17,166,450
Total	$183,581,813	$284,614,476
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$68,897,326	$97,724,975
Class M	27,555,085	38,870,682
Class C	3,087,045	4,823,072
Class I	70,022,904	106,118,735
Class Z	6,276,613	5,700,590
Class Z6	14,677,595	16,178,322
Total	$190,516,568	$269,416,376
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$42,513,058	$60,682,638
Class M	17,805,167	24,631,095
Class C	2,081,234	2,953,949
Class I	52,170,968	77,811,429
Class Z	5,108,216	4,253,210
Class Z6	12,219,219	12,938,991
Total	$131,897,862	$183,271,312
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$34,983,913	$47,964,071
Class M	14,090,911	19,027,598
Class C	2,123,495	2,876,945
Class I	45,331,442	67,433,812
Class Z	3,657,699	3,195,028
Class Z6	10,544,292	10,908,108
Total	$110,731,752	$151,405,562
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$19,783,830	$26,515,169
Class M	8,046,542	10,661,468
Class C	1,093,620	1,450,264
Class I	28,615,073	43,134,192
Class Z	2,488,175	1,954,846
Class Z6	7,459,469	6,936,649
Total	$67,486,709	$90,652,588
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$7,805,906	$9,707,065
Class M	3,162,395	3,681,352
Class C	544,268	624,766
Class I	11,134,308	15,853,518
Class Z	1,062,801	749,134
Class Z6	3,030,160	2,606,706
Total	26,739,838	$33,222,541
Fidelity Advisor Freedom 2065 Fund
Distributions to shareholders
Class A	$ 987,278	$ 910,579
Class M	246,902	168,886
Class C	41,322	34,691
Class I	1,160,818	1,189,352
Class Z	114,222	66,373
Class Z6	430,932	304,220
Total	$2,981,474	$2,674,101

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2022	Year ended March 31, 2022	Six months ended September 30, 2022	Year ended March 31, 2022
Fidelity Advisor Freedom Income Fund
Class A
Shares sold	728,066	1,795,386	$7,350,795	$20,496,306
Reinvestment of distributions	182,024	323,582	1,833,405	3,695,390
Shares redeemed	(1,215,566)	(1,558,349)	(12,270,200)	(17,817,349)
Net increase (decrease).	(305,476)	560,619	$(3,086,000)	$6,374,347
Class M
Shares sold	221,854	603,361	$2,222,433	$6,895,580
Reinvestment of distributions	76,436	146,308	768,002	1,667,714
Shares redeemed	(386,752)	(930,849)	(3,886,168)	(10,598,517)
Net increase (decrease).	(88,462)	(181,180)	$(895,733)	$(2,035,223)
Class C
Shares sold	16,938	144,668	$ 170,551	$1,652,517
Reinvestment of distributions	12,609	28,922	125,672	328,255
Shares redeemed	(93,505)	(300,660)	(933,245)	(3,412,688)
Net increase (decrease).	(63,958)	(127,070)	$(637,022)	$(1,431,916)
Class I
Shares sold	1,254,370	2,184,795	$12,769,730	$25,184,849
Reinvestment of distributions	203,579	394,038	2,057,529	4,517,010
Shares redeemed	(1,486,706)	(2,868,350)	(15,060,702)	(32,821,613)
Net increase (decrease).	(28,757)	(289,517)	$(233,443)	$(3,119,754)
Class Z
Shares sold	224,022	303,202	$2,266,338	$3,472,111
Reinvestment of distributions	14,906	23,601	150,424	270,452
Shares redeemed	(164,310)	(450,073)	(1,666,060)	(5,163,944)
Net increase (decrease).	74,618	(123,270)	$ 750,702	$(1,421,381)
Class Z6
Shares sold	361,740	686,975	$ 3,633,174	$7,859,412
Reinvestment of distributions	38,738	105,032	391,038	1,202,861
Shares redeemed	(320,804)	(1,551,252)	(3,213,762)	(17,703,550)
Net increase (decrease).	79,674	(759,245)	$810,450	$(8,641,277)
Fidelity Advisor Freedom 2005 Fund
Class A
Shares sold	391,698	917,559	$4,037,382	$10,689,695
Reinvestment of distributions	153,535	402,523	1,572,200	4,706,048
Shares redeemed	(1,566,483)	(1,885,203)	(16,179,333)	(22,348,244)
Net increase (decrease).	(1,021,250)	(565,121)	$(10,569,751)	$(6,952,501)
Class M
Shares sold	166,390	303,051	$1,721,190	$3,553,028
Reinvestment of distributions	54,623	124,303	558,247	1,450,918
Shares redeemed	(94,759)	(354,805)	(974,202)	(4,217,343)
Net increase (decrease).	126,254	72,549	$1,305,235	$ 786,603
Class C
Shares sold	2,284	17,982	$ 23,662	$ 214,355
Reinvestment of distributions	2,412	6,335	24,749	74,310
Shares redeemed	(21,280)	(42,957)	(220,679)	(511,116)
Net increase (decrease).	(16,584)	(18,640)	$(172,268)	$(222,451)
Class I
Shares sold	336,875	1,077,635	$3,503,545	$12,846,260
Reinvestment of distributions	114,891	309,159	1,185,679	3,641,515
Shares redeemed	(832,172)	(1,816,463)	(8,688,681)	(21,805,618)
Net increase (decrease).	(380,406)	(429,669)	$(3,999,457)	$(5,317,843)
Class Z
Shares sold	208,330	344,373	$2,177,398	$4,116,478
Reinvestment of distributions	16,942	36,151	173,652	421,535
Shares redeemed	(122,268)	(191,088)	(1,255,982)	(2,196,417)
Net increase (decrease).	103,004	189,436	$1,095,068	$2,341,596
Class Z6
Shares sold	230,916	382,829	$2,363,560	$4,551,187
Reinvestment of distributions	14,800	35,915	151,992	420,149
Shares redeemed	(106,047)	(269,751)	(1,091,150)	(3,152,643)
Net increase (decrease).	139,669	148,993	$1,424,402	$1,818,693
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	377,594	1,220,705	$3,955,515	$14,988,785
Reinvestment of distributions	433,013	1,046,478	4,503,338	12,728,244
Shares redeemed	(1,637,644)	(3,409,250)	(17,072,083)	(42,218,089)
Net increase (decrease).	(827,037)	(1,142,067)	$(8,613,230)	$(14,501,060)
Class M
Shares sold	188,209	583,291	$1,963,978	$7,148,676
Reinvestment of distributions	195,279	456,780	2,019,186	5,523,061
Shares redeemed	(548,469)	(1,303,599)	(5,736,823)	(16,022,718)
Net increase (decrease).	(164,981)	(263,528)	$(1,753,659)	$(3,350,981)
Class C
Shares sold	6,665	132,362	$ 71,076	$1,627,993
Reinvestment of distributions	11,321	35,194	116,490	424,926
Shares redeemed	(141,391)	(312,188)	(1,491,874)	(3,838,821)
Net increase (decrease).	(123,405)	(144,632)	$(1,304,308)	$(1,785,902)
Class I
Shares sold	645,412	1,971,932	$6,805,794	$24,458,666
Reinvestment of distributions	336,137	775,627	3,509,271	9,461,412
Shares redeemed	(1,522,773)	(2,862,733)	(16,102,274)	(35,595,288)
Net increase (decrease).	(541,224)	(115,174)	$(5,787,209)	$(1,675,210)
Class Z
Shares sold	311,687	245,313	$3,261,216	$2,995,729
Reinvestment of distributions	30,152	56,196	312,373	680,413
Shares redeemed	(143,284)	(74,233)	(1,482,539)	(899,596)
Net increase (decrease).	198,555	227,276	$2,091,050	$2,776,546
Class Z6
Shares sold	380,125	941,904	$3,932,894	$11,610,636
Reinvestment of distributions	65,276	120,149	678,220	1,456,509
Shares redeemed	(200,346)	(319,341)	(2,110,771)	(3,947,501)
Net increase (decrease).	245,055	742,712	$2,500,343	$9,119,644
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	891,540	2,601,184	$9,144,969	$32,154,482
Reinvestment of distributions	1,290,508	2,850,580	13,085,739	34,696,319
Shares redeemed	(3,000,974)	(8,395,329)	(30,468,961)	(104,109,568)
Net increase (decrease).	(818,926)	(2,943,565)	$(8,238,253)	$(37,258,767)
Class M
Shares sold	372,222	966,016	$3,815,888	$11,918,447
Reinvestment of distributions	444,674	991,965	4,491,207	12,028,176
Shares redeemed	(1,103,807)	(3,146,462)	(11,308,170)	(38,456,317)
Net increase (decrease).	(286,911)	(1,188,481)	$(3,001,075)	$(14,509,694)
Class C
Shares sold	27,246	92,208	$ 275,601	$1,131,540
Reinvestment of distributions	52,014	128,707	521,179	1,554,795
Shares redeemed	(139,520)	(764,572)	(1,421,357)	(9,396,197)
Net increase (decrease).	(60,260)	(543,657)	$(624,577)	$(6,709,862)
Class I
Shares sold	1,034,617	3,291,469	$10,639,052	$41,233,735
Reinvestment of distributions	900,559	1,970,148	9,221,721	24,193,367
Shares redeemed	(3,740,198)	(6,069,268)	(38,358,461)	(76,008,489)
Net increase (decrease).	(1,805,022)	(807,651)	$(18,497,688)	$(10,581,387)
Class Z
Shares sold	902,352	773,674	$9,292,683	$9,535,464
Reinvestment of distributions	109,003	189,716	1,106,384	2,306,888
Shares redeemed	(306,291)	(496,294)	(3,086,731)	(5,964,023)
Net increase (decrease).	705,064	467,096	$7,312,336	$5,878,329
Class Z6
Shares sold	792,097	1,269,246	$8,041,445	$15,692,340
Reinvestment of distributions	137,613	255,952	1,402,274	3,123,788
Shares redeemed	(684,156)	(768,451)	(6,976,486)	(9,559,229)
Net increase (decrease).	245,554	756,747	$2,467,233	$9,256,899
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	3,334,703	8,001,544	$37,861,859	$112,003,580
Reinvestment of distributions	3,132,675	6,173,046	35,085,963	84,848,608
Shares redeemed	(9,476,449)	(18,261,601)	(106,625,197)	(253,962,340)
Net increase (decrease).	(3,009,071)	(4,087,011)	$(33,677,375)	$(57,110,152)
Class M
Shares sold	951,967	2,093,774	$10,771,007	$29,129,358
Reinvestment of distributions	1,160,475	2,171,622	12,974,106	29,821,300
Shares redeemed	(2,425,088)	(5,381,594)	(27,157,076)	(74,725,835)
Net increase (decrease).	(312,646)	(1,116,198)	$(3,411,963)	$(15,775,177)
Class C
Shares sold	96,891	463,525	$1,095,152	$6,425,966
Reinvestment of distributions	158,419	320,107	1,747,365	4,351,670
Shares redeemed	(500,855)	(1,582,555)	(5,502,850)	(21,784,727)
Net increase (decrease).	(245,545)	(798,923)	$(2,660,333)	$(11,007,091)
Class I
Shares sold	3,116,919	7,526,464	$35,647,612	$106,336,725
Reinvestment of distributions	2,536,657	5,195,518	28,740,321	72,078,630
Shares redeemed	(10,624,928)	(17,080,051)	(121,624,809)	(239,924,268)
Net increase (decrease).	(4,971,352)	(4,358,069)	$(57,236,876)	$(61,508,913)
Class Z
Shares sold	2,451,480	2,041,666	$27,878,631	$27,606,558
Reinvestment of distributions	285,265	375,167	3,200,671	5,155,807
Shares redeemed	(895,629)	(1,007,552)	(10,255,749)	(13,906,577)
Net increase (decrease).	1,841,116	1,409,281	$20,823,553	$18,855,788
Class Z6
Shares sold	2,146,090	3,780,110	$23,790,372	$52,563,161
Reinvestment of distributions	495,287	774,842	5,576,934	10,680,609
Shares redeemed	(1,190,728)	(2,429,057)	(13,521,477)	(34,267,030)
Net increase (decrease).	1,450,649	2,125,895	$15,845,829	$28,976,740
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	6,708,291	14,843,699	$78,883,243	$215,764,470
Reinvestment of distributions	4,941,758	7,769,145	57,522,066	111,559,984
Shares redeemed	(13,784,125)	(23,534,135)	(161,131,773)	(341,456,717)
Net increase (decrease).	(2,134,076)	(921,291)	$(24,726,464)	$(14,132,263)
Class M
Shares sold	2,278,713	4,555,410	$27,270,850	$66,179,579
Reinvestment of distributions	1,751,714	2,639,497	20,424,982	37,970,526
Shares redeemed	(3,272,375)	(6,565,927)	(38,299,456)	(94,946,463)
Net increase (decrease).	758,052	628,980	$9,396,376	$9,203,642
Class C
Shares sold	246,568	507,178	$2,855,930	$7,204,340
Reinvestment of distributions	199,983	329,374	2,271,811	4,630,357
Shares redeemed	(534,112)	(1,508,874)	(6,102,858)	(21,383,347)
Net increase (decrease).	(87,561)	(672,322)	$(975,117)	$(9,548,650)
Class I
Shares sold	6,260,019	15,111,463	$74,811,942	$221,898,507
Reinvestment of distributions	4,296,059	7,011,786	50,650,537	101,838,140
Shares redeemed	(14,328,942)	(24,576,851)	(169,998,065)	(358,685,175)
Net increase (decrease).	(3,772,864)	(2,453,602)	$(44,535,586)	$(34,948,528)
Class Z
Shares sold	3,787,551	3,493,164	$45,324,016	$50,262,837
Reinvestment of distributions	464,025	489,000	5,415,176	7,032,045
Shares redeemed	(1,295,072)	(1,157,440)	(15,439,410)	(16,635,267)
Net increase (decrease).	2,956,504	2,824,724	$35,299,782	$40,659,615
Class Z6
Shares sold	3,888,737	7,056,042	$45,868,656	$101,842,347
Reinvestment of distributions	846,769	1,025,564	9,932,606	14,821,433
Shares redeemed	(1,918,301)	(3,538,893)	(22,666,823)	(52,148,192)
Net increase (decrease).	2,817,205	4,542,713	$33,134,439	$64,515,588
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	7,276,402	13,822,101	$93,623,521	$220,104,948
Reinvestment of distributions	5,194,180	7,599,964	65,810,366	119,751,540
Shares redeemed	(10,612,247)	(19,306,197)	(135,150,105)	(307,169,091)
Net increase (decrease).	1,858,335	2,115,868	$24,283,782	$32,687,397
Class M
Shares sold	2,180,426	4,848,926	$27,912,781	$76,673,190
Reinvestment of distributions	2,013,249	2,931,924	25,286,411	45,831,859
Shares redeemed	(3,329,825)	(6,748,400)	(42,332,027)	(106,326,732)
Net increase (decrease).	863,850	1,032,450	$10,867,165	$16,178,317
Class C
Shares sold	320,818	667,794	$4,017,171	$10,424,536
Reinvestment of distributions	256,361	390,019	3,148,108	5,981,415
Shares redeemed	(446,635)	(1,431,321)	(5,577,463)	(22,099,836)
Net increase (decrease).	130,544	(373,508)	$1,587,816	$(5,693,885)
Class I
Shares sold	7,578,214	16,865,921	$97,685,953	$270,400,901
Reinvestment of distributions	5,115,182	7,638,759	65,320,879	121,228,263
Shares redeemed	(14,802,036)	(23,245,186)	(190,173,709)	(371,389,658)
Net increase (decrease).	(2,108,640)	1,259,494	$(27,166,877)	$20,239,506
Class Z
Shares sold	3,780,400	3,243,909	$48,730,809	$50,713,338
Reinvestment of distributions	458,892	477,841	5,800,398	7,515,038
Shares redeemed	(881,797)	(750,032)	(11,754,446)	(11,709,511)
Net increase (decrease).	3,357,495	2,971,718	$42,776,761	$46,518,865
Class Z6
Shares sold	4,456,428	7,111,192	$57,005,865	$112,484,451
Reinvestment of distributions	975,608	1,186,411	12,390,222	18,733,705
Shares redeemed	(1,646,982)	(3,853,356)	(21,236,695)	(61,820,231)
Net increase (decrease).	3,785,054	4,444,247	$48,159,392	$69,397,925
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	6,428,704	12,639,290	$82,228,847	$203,032,281
Reinvestment of distributions	5,266,857	6,550,338	65,941,072	104,192,772
Shares redeemed	(8,932,992)	(17,587,270)	(113,166,896)	(281,137,226)
Net increase (decrease).	2,762,569	1,602,358	$35,003,023	$26,087,827
Class M
Shares sold	2,184,635	4,595,080	$27,415,002	$72,829,152
Reinvestment of distributions	2,095,228	2,525,083	25,792,259	39,570,181
Shares redeemed	(2,553,216)	(6,159,903)	(31,920,117)	(97,066,919)
Net increase (decrease).	1,726,647	960,260	$21,287,144	$15,332,414
Class C
Shares sold	219,258	571,508	$2,662,337	$8,781,884
Reinvestment of distributions	245,138	299,156	2,924,501	4,564,782
Shares redeemed	(403,736)	(1,100,176)	(4,933,321)	(16,947,905)
Net increase (decrease).	60,660	(229,512)	$ 653,517	$(3,601,239)
Class I
Shares sold	7,144,639	15,108,021	$92,022,320	$244,137,633
Reinvestment of distributions	5,332,777	6,659,932	67,512,952	107,042,090
Shares redeemed	(12,617,558)	(20,486,686)	(161,532,332)	(330,105,610)
Net increase (decrease).	(140,142)	1,281,267	$(1,997,060)	$21,074,113
Class Z
Shares sold	3,216,931	3,430,032	$41,267,660	$53,716,746
Reinvestment of distributions	508,168	415,251	6,367,341	6,614,577
Shares redeemed	(1,023,362)	(644,670)	(13,489,973)	(10,016,750)
Net increase (decrease).	2,701,737	3,200,613	$34,145,028	$50,314,573
Class Z6
Shares sold	4,187,869	7,378,883	$53,088,266	$117,971,579
Reinvestment of distributions	1,110,241	1,064,523	14,022,346	17,079,175
Shares redeemed	(1,484,388)	(2,982,246)	(18,900,532)	(48,333,157)
Net increase (decrease).	3,813,722	5,461,160	$48,210,080	$86,717,597
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	5,698,361	9,666,804	$78,268,415	$170,336,699
Reinvestment of distributions	5,052,495	5,530,248	68,057,105	96,572,949
Shares redeemed	(7,188,072)	(13,417,705)	(97,779,366)	(236,121,655)
Net increase (decrease).	3,562,784	1,779,347	$48,546,154	$30,787,993
Class M
Shares sold	1,871,605	3,504,478	$25,588,073	$61,132,334
Reinvestment of distributions	2,062,548	2,242,880	27,514,396	38,815,134
Shares redeemed	(2,332,831)	(5,055,734)	(31,827,650)	(88,129,523)
Net increase (decrease).	1,601,322	691,624	$21,274,819	$11,817,945
Class C
Shares sold	194,715	342,532	$2,572,756	$5,785,079
Reinvestment of distributions	238,723	286,356	3,077,153	4,806,804
Shares redeemed	(300,375)	(1,280,882)	(3,946,468)	(21,705,622)
Net increase (decrease).	133,063	(651,994)	$1,703,441	$(11,113,739)
Class I
Shares sold	6,645,189	12,901,795	$92,446,200	$229,290,722
Reinvestment of distributions	5,130,598	5,806,370	69,827,442	102,366,066
Shares redeemed	(11,419,012)	(17,314,005)	(157,372,436)	(304,667,629)
Net increase (decrease).	356,775	1,394,160	$4,901,206	$26,989,159
Class Z
Shares sold	2,559,314	2,517,597	$35,761,642	$43,143,811
Reinvestment of distributions	466,206	325,175	6,275,134	5,683,696
Shares redeemed	(758,184)	(425,531)	(10,816,298)	(7,272,198)
Net increase (decrease).	2,267,336	2,417,241	$31,220,478	$41,555,309
Class Z6
Shares sold	3,754,463	5,901,761	$51,338,440	$102,603,778
Reinvestment of distributions	1,078,312	918,701	14,632,687	16,155,135
Shares redeemed	(1,126,060)	(2,607,021)	(15,614,582)	(46,192,189)
Net increase (decrease).	3,706,715	4,213,441	$50,356,545	$72,566,724
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	5,615,574	9,649,837	$60,748,978	$133,898,979
Reinvestment of distributions	3,983,087	4,387,075	42,300,385	60,377,531
Shares redeemed	(6,770,333)	(13,879,621)	(73,210,022)	(191,796,789)
Net increase (decrease)	2,828,328	157,291	$29,839,341	$2,479,721
Class M
Shares sold	1,838,248	3,881,450	$19,691,793	$53,085,927
Reinvestment of distributions	1,700,124	1,812,474	17,800,301	24,625,600
Shares redeemed	(2,129,397)	(4,953,325)	(22,636,429)	(67,551,694)
Net increase (decrease)	1,408,975	740,599	$14,855,665	$10,159,833
Class C
Shares sold	166,432	338,793	$1,735,047	$4,539,630
Reinvestment of distributions	202,781	221,870	2,070,397	2,947,984
Shares redeemed	(288,283)	(748,315)	(2,980,828)	(10,031,652)
Net increase (decrease)	80,930	(187,652)	$ 824,616	$(2,544,038)
Class I
Shares sold	7,348,645	14,731,521	$80,509,109	$205,890,352
Reinvestment of distributions	4,838,256	5,338,558	51,962,865	74,182,170
Shares redeemed	(10,873,211)	(18,238,078)	(118,234,483)	(251,890,540)
Net increase (decrease)	1,313,690	1,832,001	$14,237,491	$28,181,982
Class Z
Shares sold	2,456,685	2,892,354	$27,154,546	$38,467,997
Reinvestment of distributions	483,733	308,832	5,108,216	4,253,210
Shares redeemed	(1,102,800)	(680,322)	(12,506,270)	(9,060,906)
Net increase (decrease)	1,837,618	2,520,864	$19,756,492	$33,660,301
Class Z6
Shares sold	4,707,239	7,025,548	$50,875,522	$96,049,813
Reinvestment of distributions	1,134,461	930,148	12,172,765	12,905,402
Shares redeemed	(1,265,773)	(2,962,249)	(13,762,824)	(41,556,813)
Net increase (decrease)	4,575,927	4,993,447	$49,285,463	$67,398,402
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	5,634,478	9,176,782	$61,015,161	$127,260,936
Reinvestment of distributions	3,264,846	3,461,784	34,770,613	47,682,530
Shares redeemed	(5,489,856)	(11,390,502)	(59,047,039)	(158,037,343)
Net increase (decrease)	3,409,468	1,248,064	$36,738,735	$16,906,123
Class M
Shares sold	1,810,699	3,255,783	$19,505,143	$44,677,606
Reinvestment of distributions	1,336,613	1,394,626	14,087,905	19,025,895
Shares redeemed	(1,899,365)	(3,939,776)	(20,229,307)	(54,171,513)
Net increase (decrease)	1,247,947	710,633	$13,363,741	$9,531,988
Class C
Shares sold	186,540	397,166	$1,961,934	$5,355,491
Reinvestment of distributions	205,258	213,969	2,112,110	2,861,315
Shares redeemed	(302,038)	(693,023)	(3,139,275)	(9,354,142)
Net increase (decrease)	89,760	(81,888)	$ 934,769	$(1,137,336)
Class I
Shares sold	6,997,087	13,837,779	$77,033,429	$193,954,871
Reinvestment of distributions	4,201,378	4,642,288	45,206,826	64,556,686
Shares redeemed	(9,861,908)	(16,287,591)	(107,547,574)	(225,297,053)
Net increase (decrease)	1,336,557	2,192,476	$14,692,681	$33,214,504
Class Z
Shares sold	2,214,445	2,176,883	$24,452,116	$29,147,980
Reinvestment of distributions	343,109	231,494	3,657,546	3,194,274
Shares redeemed	(812,239)	(499,554)	(9,265,462)	(6,776,658)
Net increase (decrease)	1,745,315	1,908,823	$18,844,200	$25,565,596
Class Z6
Shares sold	4,506,983	5,666,290	$48,699,104	$77,356,949
Reinvestment of distributions	978,707	784,936	10,511,315	10,898,640
Shares redeemed	(1,137,409)	(2,354,156)	(12,416,861)	(32,888,925)
Net increase (decrease)	4,348,281	4,097,070	$46,793,558	$55,366,664
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	3,534,348	6,047,361	$43,175,675	$94,061,450
Reinvestment of distributions	1,634,382	1,699,532	19,596,239	26,282,591
Shares redeemed	(2,984,625)	(7,410,663)	(35,942,595)	(116,078,823)
Net increase (decrease)	2,184,105	336,230	$26,829,319	$4,265,218
Class M
Shares sold	1,247,885	2,048,088	$15,139,815	$31,591,967
Reinvestment of distributions	677,596	695,148	8,043,061	10,655,831
Shares redeemed	(1,004,231)	(2,164,034)	(12,089,832)	(33,226,040)
Net increase (decrease)	921,250	579,202	$11,093,044	$9,021,758
Class C
Shares sold	105,006	184,863	$1,244,668	$2,822,609
Reinvestment of distributions	93,339	95,560	1,092,070	1,447,609
Shares redeemed	(100,711)	(257,433)	(1,203,942)	(3,936,635)
Net increase (decrease)	97,634	22,990	$1,132,796	$ 333,583
Class I
Shares sold	5,159,657	9,748,871	$63,414,618	$152,891,293
Reinvestment of distributions	2,361,450	2,604,091	28,502,704	40,542,999
Shares redeemed	(6,198,074)	(10,867,107)	(76,025,150)	(167,636,529)
Net increase (decrease)	1,323,033	1,485,855	$15,892,172	$25,797,763
Class Z
Shares sold	1,465,894	1,329,081	$18,296,687	$19,938,182
Reinvestment of distributions	208,344	126,627	2,487,629	1,954,101
Shares redeemed	(436,018)	(344,080)	(5,515,878)	(5,261,472)
Net increase (decrease)	1,238,220	1,111,628	$15,268,438	$16,630,811
Class Z6
Shares sold	3,035,403	4,125,096	$36,901,638	$62,937,893
Reinvestment of distributions	617,830	445,662	7,444,847	6,930,540
Shares redeemed	(693,496)	(1,386,778)	(8,421,893)	(21,734,644)
Net increase (decrease)	2,959,737	3,183,980	$35,924,592	$48,133,789
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	2,383,070	3,681,057	$26,695,892	$52,208,260
Reinvestment of distributions	705,265	681,702	7,764,860	9,625,475
Shares redeemed	(1,631,426)	(3,466,895)	(18,008,887)	(49,556,224)
Net increase (decrease)	1,456,909	895,864	$16,451,865	$12,277,511
Class M
Shares sold	836,012	1,402,238	$9,341,593	$19,821,893
Reinvestment of distributions	288,540	261,610	3,162,395	3,681,352
Shares redeemed	(469,024)	(976,114)	(5,242,145)	(13,806,821)
Net increase (decrease)	655,528	687,734	$7,261,843	$9,696,424
Class C
Shares sold	100,728	174,681	$1,131,630	$2,453,258
Reinvestment of distributions	49,711	44,344	540,860	621,155
Shares redeemed	(53,773)	(94,288)	(601,315)	(1,303,013)
Net increase (decrease)	96,666	124,737	$1,071,175	$1,771,400
Class I
Shares sold	3,451,276	6,265,081	$38,935,389	$89,508,673
Reinvestment of distributions	1,004,099	1,051,695	11,125,413	14,928,853
Shares redeemed	(3,183,985)	(5,396,444)	(35,869,517)	(75,963,700)
Net increase (decrease)	1,271,390	1,920,332	$14,191,285	$28,473,826
Class Z
Shares sold	907,687	761,337	$10,306,297	$10,453,007
Reinvestment of distributions	96,696	53,093	1,062,685	748,976
Shares redeemed	(189,053)	(147,840)	(2,159,253)	(2,048,091)
Net increase (decrease)	815,330	666,590	$9,209,729	$9,153,892
Class Z6
Shares sold	1,879,591	2,215,217	$20,959,925	$30,863,126
Reinvestment of distributions	273,192	183,640	3,024,231	2,605,912
Shares redeemed	(385,104)	(556,195)	(4,326,247)	(7,915,287)
Net increase (decrease)	1,767,679	1,842,662	$19,657,909	$25,553,751
Fidelity Advisor Freedom 2065 Fund
Class A
Shares sold	729,462	1,118,899	$7,677,333	$14,612,128
Reinvestment of distributions	95,286	69,461	987,167	910,391
Shares redeemed	(307,988)	(466,915)	(3,235,742)	(6,116,986)
Net increase (decrease)	516,760	721,445	$5,428,758	$9,405,533
Class M
Shares sold	215,251	450,420	$2,252,933	$5,901,108
Reinvestment of distributions	23,878	12,880	246,902	168,886
Shares redeemed	(63,948)	(201,021)	(663,268)	(2,580,427)
Net increase (decrease)	175,181	262,279	$1,836,567	$3,489,567
Class C
Shares sold	22,866	35,879	$ 237,658	$ 465,084
Reinvestment of distributions	4,008	2,656	41,322	34,691
Shares redeemed	(5,163)	(9,375)	(52,366)	(120,185)
Net increase (decrease)	21,711	29,160	$ 226,614	$ 379,590
Class I
Shares sold	1,189,398	1,387,882	$12,512,787	$18,214,568
Reinvestment of distributions	111,617	89,922	1,160,818	1,182,012
Shares redeemed	(538,794)	(654,012)	(5,650,942)	(8,493,003)
Net increase (decrease)	762,221	823,792	$8,022,663	$10,903,577
Class Z
Shares sold	206,519	134,242	$2,187,949	$1,725,588
Reinvestment of distributions	10,952	5,032	114,119	66,373
Shares redeemed	(34,929)	(27,985)	(381,316)	(363,025)
Net increase (decrease)	182,542	111,289	$1,920,752	$1,428,936
Class Z6
Shares sold	480,520	543,282	$5,073,224	$7,084,877
Reinvestment of distributions	41,308	23,040	430,847	304,205
Shares redeemed	(114,415)	(157,667)	(1,202,635)	(2,075,129)
Net increase (decrease)	407,413	408,655	$4,301,436	$5,313,953

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Series Equity Growth Fund	13%	14%	15%	11%
Fidelity Advisor Series Growth Opportunities Fund	13%	14%	15%	11%
Fidelity Advisor Series Small Cap Fund	13%	14%	15%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	90%
Fidelity Advisor Series Growth Opportunities Fund	90%
Fidelity Advisor Series Small Cap Fund	90%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022
Fidelity Advisor Freedom® Income Fund
Class A	.72%
Actual		$ 1,000	$ 893.60	$ 3.42
Hypothetical- B		$ 1,000	$ 1,021.46	$ 3.65
Class M	.97%
Actual		$ 1,000	$ 893.20	$ 4.60
Hypothetical- B		$ 1,000	$ 1,020.21	$ 4.91
Class C	1.47%
Actual		$ 1,000	$ 890.90	$ 6.97
Hypothetical- B		$ 1,000	$ 1,017.70	$ 7.44
Class I	.47%
Actual		$ 1,000	$ 895.20	$ 2.23
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.38
Class Z	.41%
Actual		$ 1,000	$ 895.60	$ 1.95
Hypothetical- B		$ 1,000	$ 1,023.01	$ 2.08
Class Z6	.37%
Actual		$ 1,000	$ 895.60	$ 1.76
Hypothetical- B		$ 1,000	$ 1,023.21	$ 1.88
Fidelity Advisor Freedom® 2005 Fund
Class A	.72%
Actual		$ 1,000	$ 890.40	$ 3.41
Hypothetical- B		$ 1,000	$ 1,021.46	$ 3.65
Class M	.97%
Actual		$ 1,000	$ 888.90	$ 4.59
Hypothetical- B		$ 1,000	$ 1,020.21	$ 4.91
Class C	1.47%
Actual		$ 1,000	$ 886.60	$ 6.95
Hypothetical- B		$ 1,000	$ 1,017.70	$ 7.44
Class I	.47%
Actual		$ 1,000	$ 891.10	$ 2.23
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.38
Class Z	.41%
Actual		$ 1,000	$ 890.60	$ 1.94
Hypothetical- B		$ 1,000	$ 1,023.01	$ 2.08
Class Z6	.36%
Actual		$ 1,000	$ 891.80	$ 1.71
Hypothetical- B		$ 1,000	$ 1,023.26	$ 1.83
Fidelity Advisor Freedom® 2010 Fund
Class A	.74%
Actual		$ 1,000	$ 872.10	$ 3.47
Hypothetical- B		$ 1,000	$ 1,021.36	$ 3.75
Class M	.99%
Actual		$ 1,000	$ 870.70	$ 4.64
Hypothetical- B		$ 1,000	$ 1,020.10	$ 5.01
Class C	1.50%
Actual		$ 1,000	$ 868.60	$ 7.03
Hypothetical- B		$ 1,000	$ 1,017.55	$ 7.59
Class I	.49%
Actual		$ 1,000	$ 873.20	$ 2.30
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class Z	.43%
Actual		$ 1,000	$ 873.50	$ 2.02
Hypothetical- B		$ 1,000	$ 1,022.91	$ 2.18
Class Z6	.38%
Actual		$ 1,000	$ 873.90	$ 1.79
Hypothetical- B		$ 1,000	$ 1,023.16	$ 1.93
Fidelity Advisor Freedom® 2015 Fund
Class A	.78%
Actual		$ 1,000	$ 853.90	$ 3.63
Hypothetical- B		$ 1,000	$ 1,021.16	$ 3.95
Class M	1.03%
Actual		$ 1,000	$ 852.90	$ 4.78
Hypothetical- B		$ 1,000	$ 1,019.90	$ 5.22
Class C	1.53%
Actual		$ 1,000	$ 851.10	$ 7.10
Hypothetical- B		$ 1,000	$ 1,017.40	$ 7.74
Class I	.53%
Actual		$ 1,000	$ 855.30	$ 2.47
Hypothetical- B		$ 1,000	$ 1,022.41	$ 2.69
Class Z	.47%
Actual		$ 1,000	$ 855.10	$ 2.19
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.38
Class Z6	.40%
Actual		$ 1,000	$ 856.60	$ 1.86
Hypothetical- B		$ 1,000	$ 1,023.06	$ 2.03
Fidelity Advisor Freedom® 2020 Fund
Class A	.83%
Actual		$ 1,000	$ 836.70	$ 3.82
Hypothetical- B		$ 1,000	$ 1,020.91	$ 4.20
Class M	1.08%
Actual		$ 1,000	$ 835.60	$ 4.97
Hypothetical- B		$ 1,000	$ 1,019.65	$ 5.47
Class C	1.58%
Actual		$ 1,000	$ 833.50	$ 7.26
Hypothetical- B		$ 1,000	$ 1,017.15	$ 7.99
Class I	.58%
Actual		$ 1,000	$ 837.20	$ 2.67
Hypothetical- B		$ 1,000	$ 1,022.16	$ 2.94
Class Z	.50%
Actual		$ 1,000	$ 837.80	$ 2.30
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.54
Class Z6	.42%
Actual		$ 1,000	$ 838.50	$ 1.94
Hypothetical- B		$ 1,000	$ 1,022.96	$ 2.13
Fidelity Advisor Freedom® 2025 Fund
Class A	.87%
Actual		$ 1,000	$ 827.30	$ 3.99
Hypothetical- B		$ 1,000	$ 1,020.71	$ 4.41
Class M	1.12%
Actual		$ 1,000	$ 826.00	$ 5.13
Hypothetical- B		$ 1,000	$ 1,019.45	$ 5.67
Class C	1.62%
Actual		$ 1,000	$ 823.90	$ 7.41
Hypothetical- B		$ 1,000	$ 1,016.95	$ 8.19
Class I	.62%
Actual		$ 1,000	$ 828.40	$ 2.84
Hypothetical- B		$ 1,000	$ 1,021.96	$ 3.14
Class Z	.54%
Actual		$ 1,000	$ 828.70	$ 2.48
Hypothetical- B		$ 1,000	$ 1,022.36	$ 2.74
Class Z6	.43%
Actual		$ 1,000	$ 829.00	$ 1.97
Hypothetical- B		$ 1,000	$ 1,022.91	$ 2.18
Fidelity Advisor Freedom® 2030 Fund
Class A	.91%
Actual		$ 1,000	$ 821.80	$ 4.16
Hypothetical- B		$ 1,000	$ 1,020.51	$ 4.61
Class M	1.16%
Actual		$ 1,000	$ 821.00	$ 5.30
Hypothetical- B		$ 1,000	$ 1,019.25	$ 5.87
Class C	1.66%
Actual		$ 1,000	$ 818.90	$ 7.57
Hypothetical- B		$ 1,000	$ 1,016.75	$ 8.39
Class I	.66%
Actual		$ 1,000	$ 822.50	$ 3.02
Hypothetical- B		$ 1,000	$ 1,021.76	$ 3.35
Class Z	.57%
Actual		$ 1,000	$ 823.30	$ 2.61
Hypothetical- B		$ 1,000	$ 1,022.21	$ 2.89
Class Z6	.45%
Actual		$ 1,000	$ 823.60	$ 2.06
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.28
Fidelity Advisor Freedom® 2035 Fund
Class A	.95%
Actual		$ 1,000	$ 807.50	$ 4.30
Hypothetical- B		$ 1,000	$ 1,020.31	$ 4.81
Class M	1.20%
Actual		$ 1,000	$ 806.30	$ 5.43
Hypothetical- B		$ 1,000	$ 1,019.05	$ 6.07
Class C	1.70%
Actual		$ 1,000	$ 804.10	$ 7.69
Hypothetical- B		$ 1,000	$ 1,016.55	$ 8.59
Class I	.70%
Actual		$ 1,000	$ 808.20	$ 3.17
Hypothetical- B		$ 1,000	$ 1,021.56	$ 3.55
Class Z	.61%
Actual		$ 1,000	$ 808.30	$ 2.77
Hypothetical- B		$ 1,000	$ 1,022.01	$ 3.09
Class Z6	.47%
Actual		$ 1,000	$ 809.30	$ 2.13
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.38
Fidelity Advisor Freedom® 2040 Fund
Class A	1.00%
Actual		$ 1,000	$ 793.30	$ 4.50
Hypothetical- B		$ 1,000	$ 1,020.05	$ 5.06
Class M	1.25%
Actual		$ 1,000	$ 792.00	$ 5.62
Hypothetical- B		$ 1,000	$ 1,018.80	$ 6.33
Class C	1.75%
Actual		$ 1,000	$ 790.50	$ 7.85
Hypothetical- B		$ 1,000	$ 1,016.29	$ 8.85
Class I	.75%
Actual		$ 1,000	$ 794.20	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class Z	.64%
Actual		$ 1,000	$ 794.70	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class Z6	.49%
Actual		$ 1,000	$ 795.20	$ 2.21
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Advisor Freedom® 2045 Fund
Class A	1.00%
Actual		$ 1,000	$ 791.30	$ 4.49
Hypothetical- B		$ 1,000	$ 1,020.05	$ 5.06
Class M	1.25%
Actual		$ 1,000	$ 790.90	$ 5.61
Hypothetical- B		$ 1,000	$ 1,018.80	$ 6.33
Class C	1.75%
Actual		$ 1,000	$ 788.70	$ 7.85
Hypothetical- B		$ 1,000	$ 1,016.29	$ 8.85
Class I	.75%
Actual		$ 1,000	$ 793.20	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class Z	.64%
Actual		$ 1,000	$ 794.00	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class Z6	.49%
Actual		$ 1,000	$ 793.80	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Advisor Freedom® 2050 Fund
Class A	1.00%
Actual		$ 1,000	$ 792.10	$ 4.49
Hypothetical- B		$ 1,000	$ 1,020.05	$ 5.06
Class M	1.25%
Actual		$ 1,000	$ 790.90	$ 5.61
Hypothetical- B		$ 1,000	$ 1,018.80	$ 6.33
Class C	1.75%
Actual		$ 1,000	$ 789.40	$ 7.85
Hypothetical- B		$ 1,000	$ 1,016.29	$ 8.85
Class I	.75%
Actual		$ 1,000	$ 793.10	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class Z	.64%
Actual		$ 1,000	$ 793.50	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class Z6	.49%
Actual		$ 1,000	$ 793.60	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Advisor Freedom® 2055 Fund
Class A	1.00%
Actual		$ 1,000	$ 792.10	$ 4.49
Hypothetical- B		$ 1,000	$ 1,020.05	$ 5.06
Class M	1.25%
Actual		$ 1,000	$ 791.00	$ 5.61
Hypothetical- B		$ 1,000	$ 1,018.80	$ 6.33
Class C	1.75%
Actual		$ 1,000	$ 789.00	$ 7.85
Hypothetical- B		$ 1,000	$ 1,016.29	$ 8.85
Class I	.75%
Actual		$ 1,000	$ 793.10	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class Z	.64%
Actual		$ 1,000	$ 793.90	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class Z6	.49%
Actual		$ 1,000	$ 793.90	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Advisor Freedom® 2060 Fund
Class A	1.00%
Actual		$ 1,000	$ 792.30	$ 4.49
Hypothetical- B		$ 1,000	$ 1,020.05	$ 5.06
Class M	1.25%
Actual		$ 1,000	$ 790.60	$ 5.61
Hypothetical- B		$ 1,000	$ 1,018.80	$ 6.33
Class C	1.75%
Actual		$ 1,000	$ 789.30	$ 7.85
Hypothetical- B		$ 1,000	$ 1,016.29	$ 8.85
Class I	.75%
Actual		$ 1,000	$ 792.80	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class Z	.64%
Actual		$ 1,000	$ 793.40	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class Z6	.49%
Actual		$ 1,000	$ 794.10	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Advisor Freedom® 2065 Fund
Class A	1.00%
Actual		$ 1,000	$ 792.50	$ 4.49
Hypothetical- B		$ 1,000	$ 1,020.05	$ 5.06
Class M	1.24%
Actual		$ 1,000	$ 791.40	$ 5.57
Hypothetical- B		$ 1,000	$ 1,018.85	$ 6.28
Class C	1.74%
Actual		$ 1,000	$ 789.60	$ 7.81
Hypothetical- B		$ 1,000	$ 1,016.34	$ 8.80
Class I	.75%
Actual		$ 1,000	$ 793.60	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class Z	.64%
Actual		$ 1,000	$ 793.80	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class Z6	.49%
Actual		$ 1,000	$ 794.40	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (Class I); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee), and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (Class I) of each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for Freedom Advisor Freedom 2065 Fund, the most recent one-year period). No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar Lipper investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee. The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board.

The Board noted that a different unitary (subject to certain limited exceptions) management fee rate is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.

The Board compared each fund's class-level management fee rates for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021. The Board noted that each fund's class-level management fee rates rank above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021. The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The Board also noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (Class I) of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense (including acquired fund fees and expenses) ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure than the others, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board noted that the total net expense ratio, which includes the expenses of the Series Funds, of Class I (i) ranked below the similar sales load structure group competitive median for 2021 for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, and Fidelity Advisor Freedom 2020 Fund; and (ii) ranked above the similar sales load structure group competitive median for 2021 for Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, and Fidelity Advisor Freedom 2065 Fund.

The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has no investment minimum, unlike most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail classes of competitor target date funds of a similar vintage, Class I of each fund would be at or below the competitive median of the similar sales load structure group for 2021.

The Board noted that the total net expense ratio, which includes the expenses of the Series Funds, of Class I (i) ranked below the ASPG competitive median for 2021 for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, and Fidelity Advisor Freedom 2015 Fund; and (ii) ranked above the ASPG competitive median for 2021 for Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, and Fidelity Advisor Freedom 2065 Fund. The Board noted Fidelity's explanation that these funds were above their respective ASPG medians because of higher equity and/or international allocations relative to competitors.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class Z6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class Z6 of a fund except by a vote of a majority of the Board of Trustees (for each fund) and by a vote of a majority of the outstanding voting securities of Class Z6 of the applicable fund (for each fund, except Fidelity Advisor Freedom 2065 Fund).

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contract should be renewed.

1.792138.119
AFF-SANN-1122
Fidelity Freedom® Funds

Fidelity Freedom® Income Fund
Fidelity Freedom® 2005 Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund

Semi-Annual Report
September 30, 2022

Contents

Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	39.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund 3.00%	8.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Short-Term Credit Fund	2.1
Fidelity Series Overseas Fund	2.0
Fidelity Series International Value Fund	2.0
Fidelity Series International Growth Fund	1.9
88.9

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.15% to 3.29% 12/15/22 to 12/29/22 (b) (Cost $1,359,721)	1,370,000	1,360,400

Domestic Equity Funds - 7.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	665,180	5,707,244
Fidelity Series Blue Chip Growth Fund (c)	1,359,256	13,646,931
Fidelity Series Commodity Strategy Fund (c)	13,758,905	28,756,112
Fidelity Series Growth Company Fund (c)	1,994,154	26,761,551
Fidelity Series Intrinsic Opportunities Fund (c)	842,213	11,083,527
Fidelity Series Large Cap Stock Fund (c)	1,719,115	25,391,335
Fidelity Series Large Cap Value Index Fund (c)	654,982	8,331,375
Fidelity Series Opportunistic Insights Fund (c)	1,091,730	15,513,477
Fidelity Series Small Cap Discovery Fund (c)	277,888	2,606,587
Fidelity Series Small Cap Opportunities Fund (c)	805,475	8,683,026
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,650,537	18,436,502
Fidelity Series Value Discovery Fund (c)	1,040,327	14,325,303
TOTAL DOMESTIC EQUITY FUNDS (Cost $172,656,596)		179,242,970

International Equity Funds - 13.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,645,318	20,401,942
Fidelity Series Emerging Markets Fund (c)	1,955,361	14,156,815
Fidelity Series Emerging Markets Opportunities Fund (c)	9,252,454	134,345,636
Fidelity Series International Growth Fund (c)	3,685,138	47,243,467
Fidelity Series International Small Cap Fund (c)	898,947	12,297,596
Fidelity Series International Value Fund (c)	5,520,341	47,419,731
Fidelity Series Overseas Fund (c)	5,003,421	47,682,598
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $339,764,975)		323,547,785

Bond Funds - 68.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	49,780,281	480,379,707
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	274,333	2,191,918
Fidelity Series Emerging Markets Debt Fund (c)	1,778,702	12,201,899
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	500,765	3,991,096
Fidelity Series Floating Rate High Income Fund (c)	279,630	2,432,778
Fidelity Series High Income Fund (c)	1,650,639	13,007,034
Fidelity Series International Credit Fund (c)	234,651	1,846,704
Fidelity Series International Developed Markets Bond Index Fund (c)	11,245,893	95,815,008
Fidelity Series Investment Grade Bond Fund (c)	96,302,972	939,917,008
Fidelity Series Long-Term Treasury Bond Index Fund (c)	14,588,007	87,090,404
Fidelity Series Real Estate Income Fund (c)	647,809	6,167,144
TOTAL BOND FUNDS (Cost $1,816,753,789)		1,645,040,700

Short-Term Funds - 10.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	1,080,788	1,081,004
Fidelity Series Government Money Market Fund 3.00% (c)(e)	205,648,701	205,648,701
Fidelity Series Short-Term Credit Fund (c)	5,289,050	50,140,189
TOTAL SHORT-TERM FUNDS (Cost $259,243,448)		256,869,894

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,589,778,529)	2,406,061,749
NET OTHER ASSETS (LIABILITIES) - 0.0%	(551,139)
NET ASSETS - 100.0%	2,405,510,610

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	391	Dec 2022	43,816,438	(2,678,756)	(2,678,756)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	37	Dec 2022	5,069,000	(63,543)	(63,543)

TOTAL PURCHASED					(2,742,299)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	57	Dec 2022	10,264,275	289,226	289,226
ICE E-mini MSCI EAFE Index Contracts (United States)	93	Dec 2022	7,721,790	777,716	777,716
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	69	Dec 2022	3,006,675	1,617	1,617

TOTAL SOLD					1,068,559

TOTAL FUTURES CONTRACTS					(1,673,740)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,360,400.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	939,165	14,736,355	14,594,515	18,508	-	(1)	1,081,004	0.0%
Total	939,165	14,736,355	14,594,515	18,508	-	(1)	1,081,004

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	462,073,693	101,884,164	63,707,803	-	(1,242,984)	(18,627,363)	480,379,707
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,870,052	22,622,712	22,803,960	-	(225,404)	(271,482)	2,191,918
Fidelity Series All-Sector Equity Fund	7,338,669	593,827	777,007	-	(98,469)	(1,349,776)	5,707,244
Fidelity Series Blue Chip Growth Fund	12,051,981	7,877,050	2,138,053	449,654	(404,558)	(3,739,489)	13,646,931
Fidelity Series Canada Fund	25,019,580	2,042,787	1,651,853	-	2,527	(5,011,099)	20,401,942
Fidelity Series Commodity Strategy Fund	42,901,796	23,034,268	13,366,181	20,335,928	(3,170,005)	(20,643,766)	28,756,112
Fidelity Series Emerging Markets Debt Fund	14,799,181	927,171	1,067,267	370,854	(204,465)	(2,252,721)	12,201,899
Fidelity Series Emerging Markets Debt Local Currency Fund	4,902,152	8,401	372,690	-	(73,190)	(473,577)	3,991,096
Fidelity Series Emerging Markets Fund	17,581,404	1,715,045	1,213,248	-	(61,360)	(3,865,026)	14,156,815
Fidelity Series Emerging Markets Opportunities Fund	158,392,451	20,878,933	10,890,378	-	(769,071)	(33,266,299)	134,345,636
Fidelity Series Floating Rate High Income Fund	2,937,579	76,350	434,832	71,406	(46,285)	(100,034)	2,432,778
Fidelity Series Government Money Market Fund 3.00%	291,427,485	8,173,668	93,952,452	1,475,137	-	-	205,648,701
Fidelity Series Growth Company Fund	30,038,017	8,539,412	3,633,077	-	(527,974)	(7,654,827)	26,761,551
Fidelity Series High Income Fund	17,400,076	435,681	2,692,410	408,687	(252,685)	(1,883,628)	13,007,034
Fidelity Series Inflation-Protected Bond Index Fund	57,837,687	290,770	57,095,867	275,981	1,481,680	(2,514,270)	-
Fidelity Series International Credit Fund	2,143,327	29,264	1,520	29,263	(34)	(324,333)	1,846,704
Fidelity Series International Developed Markets Bond Index Fund	88,940,411	23,447,198	7,883,613	146,283	(486,271)	(8,202,717)	95,815,008
Fidelity Series International Growth Fund	57,358,305	8,800,412	5,781,325	-	(878,745)	(12,255,180)	47,243,467
Fidelity Series International Small Cap Fund	15,838,374	1,305,214	1,145,892	-	(363,687)	(3,336,413)	12,297,596
Fidelity Series International Value Fund	57,937,817	7,312,427	5,140,203	-	(406,910)	(12,283,400)	47,419,731
Fidelity Series Intrinsic Opportunities Fund	29,549,224	3,396,808	15,978,651	3,310,651	5,738,224	(11,622,078)	11,083,527
Fidelity Series Investment Grade Bond Fund	1,151,658,480	21,236,281	116,949,172	15,020,642	(7,881,416)	(108,147,165)	939,917,008
Fidelity Series Large Cap Stock Fund	26,715,585	9,320,966	4,204,577	1,458,159	(15,565)	(6,425,074)	25,391,335
Fidelity Series Large Cap Value Index Fund	10,054,443	1,171,848	1,223,318	-	67,917	(1,739,515)	8,331,375
Fidelity Series Long-Term Treasury Bond Index Fund	106,361,810	11,983,365	7,784,048	1,243,912	(703,496)	(22,767,227)	87,090,404
Fidelity Series Opportunistic Insights Fund	15,387,331	5,912,274	2,160,691	-	(306,557)	(3,318,880)	15,513,477
Fidelity Series Overseas Fund	57,677,833	9,317,031	4,845,598	-	(507,855)	(13,958,813)	47,682,598
Fidelity Series Real Estate Income Fund	10,588,308	484,535	3,510,352	468,491	182,907	(1,578,254)	6,167,144
Fidelity Series Short-Term Credit Fund	72,994,989	893,905	22,147,656	458,708	(587,256)	(1,013,793)	50,140,189
Fidelity Series Small Cap Discovery Fund	3,313,051	740,763	450,749	368,332	(6,469)	(990,009)	2,606,587
Fidelity Series Small Cap Opportunities Fund	10,869,932	1,399,006	1,373,116	397,462	(206,875)	(2,005,921)	8,683,026
Fidelity Series Stock Selector Large Cap Value Fund	22,498,045	2,923,504	3,218,731	-	(17,036)	(3,749,280)	18,436,502
Fidelity Series Value Discovery Fund	17,114,908	1,624,288	2,141,422	-	238,708	(2,511,179)	14,325,303
	2,904,573,976	310,399,328	481,737,712	46,289,550	(11,732,659)	(317,882,588)	2,403,620,345

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,360,400	-	1,360,400	-

Domestic Equity Funds	179,242,970	179,242,970	-	-

International Equity Funds	323,547,785	323,547,785	-	-

Bond Funds	1,645,040,700	1,645,040,700	-	-

Short-Term Funds	256,869,894	256,869,894	-	-
Total Investments in Securities:	2,406,061,749	2,404,701,349	1,360,400	-
Derivative Instruments:

Assets
Futures Contracts	1,068,559	1,068,559	-	-
Total Assets	1,068,559	1,068,559	-	-

Liabilities
Futures Contracts	(2,742,299)	(2,742,299)	-	-
Total Liabilities	(2,742,299)	(2,742,299)	-	-
Total Derivative Instruments:	(1,673,740)	(1,673,740)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,068,559	0
Total Equity Risk	1,068,559	0
Interest Rate Risk
Futures Contracts (a)	0	(2,742,299)
Total Interest Rate Risk	0	(2,742,299)
Total Value of Derivatives	1,068,559	(2,742,299)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Income Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $1,359,721)		$1,360,400
Fidelity Central Funds (cost $1,080,998)		1,081,004
Other affiliated issuers (cost $2,587,337,810)		2,403,620,345

Total Investment in Securities (cost $2,589,778,529)			$2,406,061,749
Receivable for investments sold			26,051,830
Receivable for fund shares sold			972,737
Distributions receivable from Fidelity Central Funds			4,221
Total assets			2,433,090,537
Liabilities
Payable for investments purchased		$18,865,954
Payable for fund shares redeemed		7,753,188
Accrued management fee		920,662
Payable for daily variation margin on futures contracts		40,123
Total Liabilities			27,579,927
Net Assets			$2,405,510,610
Net Assets consist of:
Paid in capital			$2,580,543,244
Total accumulated earnings (loss)			(175,032,634)
Net Assets			$2,405,510,610

Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund :
Net Asset Value , offering price and redemption price per share ($1,537,126,731 ÷ 155,237,719 shares)			$9.90
Class K :
Net Asset Value , offering price and redemption price per share ($610,943,559 ÷ 61,803,317 shares)			$9.89
Class K6 :
Net Asset Value , offering price and redemption price per share ($257,440,320 ÷ 26,067,524 shares)			$9.88
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$40,580,199
Interest		11,618
Income from Fidelity Central Funds		18,508
Total Income		40,610,325
Expenses
Management fee	$5,859,948
Independent trustees' fees and expenses	4,604
Total expenses before reductions	5,864,552
Expense reductions	(54)
Total expenses after reductions		5,864,498
Net Investment income (loss)		34,745,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	60
Affiliated issuers	(11,732,659)
Futures contracts	(467,316)
Capital gain distributions from underlying funds:
Affiliated issuers	5,709,351
Total net realized gain (loss)		(6,490,564)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	693
Fidelity Central Funds	(1)
Other affiliated issuers	(317,882,588)
Futures contracts	(2,331,500)
Total change in net unrealized appreciation (depreciation)		(320,213,396)
Net gain (loss)		(326,703,960)
Net increase (decrease) in net assets resulting from operations		$(291,958,133)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,745,827	$75,116,031
Net realized gain (loss)	(6,490,564)	113,588,385
Change in net unrealized appreciation (depreciation)	(320,213,396)	(201,907,191)
Net increase (decrease) in net assets resulting from operations	(291,958,133)	(13,202,775)
Distributions to shareholders	(74,138,194)	(189,462,492)
Share transactions - net increase (decrease)	(134,780,272)	(209,118,449)
Total increase (decrease) in net assets	(500,876,599)	(411,783,716)

Net Assets
Beginning of period	2,906,387,209	3,318,170,925
End of period	$2,405,510,610	$2,906,387,209

Financial Highlights
Fidelity Freedom® Income Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$12.16	$11.15	$11.44	$11.69	$11.57
Income from Investment Operations
Net investment income (loss) A,B	.14	.28	.13	.22	.23	.18
Net realized and unrealized gain (loss)	(1.32)	(.35)	1.40	(.09)	.11	.38
Total from investment operations	(1.18)	(.07)	1.53	.13	.34	.56
Distributions from net investment income	(.05)	(.29)	(.13)	(.23)	(.23)	(.19)
Distributions from net realized gain	(.24)	(.44)	(.39)	(.20)	(.36)	(.25)
Total distributions	(.29)	(.72) C	(.52)	(.42) C	(.59)	(.44)
Net asset value, end of period	$9.90	$11.37	$12.16	$11.15	$11.44	$11.69
Total Return D,E	(10.50)%	(.76)%	13.92%	1.05%	3.08%	4.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H,I	.46% I	.47%	.47%	.46% I	.39%
Expenses net of fee waivers, if any	.46% H,I	.46% I	.47%	.47%	.46% I	.39%
Expenses net of all reductions	.46% H,I	.46% I	.47%	.47%	.46% I	.39%
Net investment income (loss)	2.59% H	2.34%	1.05%	1.90%	2.02%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,537,127	$1,851,042	$2,031,257	$1,839,153	$1,978,263	$2,111,741
Portfolio turnover rate J	23% H,K	36%	21%	17%	22%	17% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® Income Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.35	$12.14	$11.13	$11.42	$11.68	$11.76
Income from Investment Operations
Net investment income (loss) B,C	.14	.29	.13	.23	.24	.19
Net realized and unrealized gain (loss)	(1.30)	(.35)	1.41	(.09)	.09	.05
Total from investment operations	(1.16)	(.06)	1.54	.14	.33	.24
Distributions from net investment income	(.05)	(.29)	(.14)	(.23)	(.24)	(.16)
Distributions from net realized gain	(.24)	(.44)	(.39)	(.20)	(.36)	(.17)
Total distributions	(.30) D	(.73)	(.53)	(.43)	(.59) D	(.32) D
Net asset value, end of period	$9.89	$11.35	$12.14	$11.13	$11.42	$11.68
Total Return E,F	(10.42)%	(.72)%	14.02%	1.12%	3.04%	2.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I,J	.41% J	.41%	.41%	.41% J	.42% I
Expenses net of fee waivers, if any	.41% I,J	.41% J	.41%	.41%	.41% J	.42% I
Expenses net of all reductions	.41% I,J	.41% J	.41%	.41%	.41% J	.42% I
Net investment income (loss)	2.64% I	2.39%	1.10%	1.95%	2.07%	2.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$610,944	$780,949	$1,043,133	$1,048,404	$1,236,535	$1,568,576
Portfolio turnover rate K	23% I,L	36%	21%	17%	22%	17% M

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® Income Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.34	$12.13	$11.13	$11.42	$11.68	$11.68
Income from Investment Operations
Net investment income (loss) B,C	.14	.29	.14	.23	.24	.18
Net realized and unrealized gain (loss)	(1.30)	(.34)	1.40	(.08)	.11	.15
Total from investment operations	(1.16)	(.05)	1.54	.15	.35	.33
Distributions from net investment income	(.06)	(.30)	(.15)	(.24)	(.25)	(.17)
Distributions from net realized gain	(.24)	(.44)	(.39)	(.20)	(.36)	(.17)
Total distributions	(.30)	(.74)	(.54)	(.44)	(.61)	(.33) D
Net asset value, end of period	$9.88	$11.34	$12.13	$11.13	$11.42	$11.68
Total Return E,F	(10.39)%	(.64)%	13.97%	1.18%	3.16%	2.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36% I,J	.37%	.37%	.37%	.37%	.37% I
Expenses net of fee waivers, if any	.36% I,J	.37%	.37%	.37%	.37%	.37% I
Expenses net of all reductions	.36% I,J	.37%	.37%	.37%	.37%	.37% I
Net investment income (loss)	2.69% I	2.44%	1.15%	2.00%	2.12%	1.91% I
Supplemental Data
Net assets, end of period (000 omitted)	$257,440	$274,397	$243,781	$199,750	$167,422	$39,253
Portfolio turnover rate K	23% I,L	36%	21%	17%	22%	17% M

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2005 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	38.4
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.8
Fidelity Series Government Money Market Fund 3.00%	8.2
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Overseas Fund	2.1
Fidelity Series International Value Fund	2.1
Fidelity Series International Growth Fund	2.1
Fidelity Series Short-Term Credit Fund	2.0
87.2

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2005 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.15% to 3.29% 12/15/22 to 12/29/22 (b) (Cost $426,786)	430,000	427,004

Domestic Equity Funds - 8.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	243,493	2,089,166
Fidelity Series Blue Chip Growth Fund (c)	497,481	4,994,713
Fidelity Series Commodity Strategy Fund (c)	4,367,468	9,128,009
Fidelity Series Growth Company Fund (c)	729,859	9,794,712
Fidelity Series Intrinsic Opportunities Fund (c)	317,864	4,183,086
Fidelity Series Large Cap Stock Fund (c)	629,200	9,293,290
Fidelity Series Large Cap Value Index Fund (c)	239,736	3,049,442
Fidelity Series Opportunistic Insights Fund (c)	399,593	5,678,218
Fidelity Series Small Cap Discovery Fund (c)	101,704	953,980
Fidelity Series Small Cap Opportunities Fund (c)	294,844	3,178,417
Fidelity Series Stock Selector Large Cap Value Fund (c)	604,159	6,748,455
Fidelity Series Value Discovery Fund (c)	380,806	5,243,705
TOTAL DOMESTIC EQUITY FUNDS (Cost $61,250,295)		64,335,193

International Equity Funds - 14.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	555,401	6,886,968
Fidelity Series Emerging Markets Fund (c)	641,960	4,647,787
Fidelity Series Emerging Markets Opportunities Fund (c)	3,021,279	43,868,973
Fidelity Series International Growth Fund (c)	1,242,304	15,926,336
Fidelity Series International Small Cap Fund (c)	303,492	4,151,764
Fidelity Series International Value Fund (c)	1,860,989	15,985,892
Fidelity Series Overseas Fund (c)	1,686,784	16,075,055
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $110,713,780)		107,542,775

Bond Funds - 67.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	14,859,820	143,397,262
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	581,377	4,645,202
Fidelity Series Emerging Markets Debt Fund (c)	564,984	3,875,788
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	159,089	1,267,942
Fidelity Series Floating Rate High Income Fund (c)	90,887	790,719
Fidelity Series High Income Fund (c)	521,926	4,112,777
Fidelity Series International Credit Fund (c)	63,925	503,091
Fidelity Series International Developed Markets Bond Index Fund (c)	3,572,946	30,441,496
Fidelity Series Investment Grade Bond Fund (c)	29,897,937	291,803,863
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,682,561	27,954,891
Fidelity Series Real Estate Income Fund (c)	204,814	1,949,827
TOTAL BOND FUNDS (Cost $580,250,298)		510,742,858

Short-Term Funds - 10.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	227,705	227,750
Fidelity Series Government Money Market Fund 3.00% (c)(e)	62,214,809	62,214,809
Fidelity Series Short-Term Credit Fund (c)	1,598,088	15,149,870
TOTAL SHORT-TERM FUNDS (Cost $78,315,188)		77,592,429

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $830,956,347)	760,640,259
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25,688)
NET ASSETS - 100.0%	760,614,571

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	124	Dec 2022	13,895,750	(851,146)	(851,146)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	12	Dec 2022	1,644,000	(20,331)	(20,331)

TOTAL PURCHASED					(871,477)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	18	Dec 2022	3,241,350	82,700	82,700
ICE E-mini MSCI EAFE Index Contracts (United States)	30	Dec 2022	2,490,900	257,805	257,805
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	23	Dec 2022	1,002,225	539	539

TOTAL SOLD					341,044

TOTAL FUTURES CONTRACTS					(530,433)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $427,004.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	363,706	4,227,102	4,363,058	5,034	-	-	227,750	0.0%
Total	363,706	4,227,102	4,363,058	5,034	-	-	227,750

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	135,536,804	32,564,092	18,798,261	-	(318,451)	(5,586,922)	143,397,262
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,690,790	6,916,018	7,897,883	-	(467,623)	(596,100)	4,645,202
Fidelity Series All-Sector Equity Fund	2,915,792	126,239	391,243	-	(37,095)	(524,527)	2,089,166
Fidelity Series Blue Chip Growth Fund	4,789,252	2,735,313	938,261	166,831	(138,043)	(1,453,548)	4,994,713
Fidelity Series Canada Fund	8,837,313	507,356	729,768	-	4,733	(1,732,666)	6,886,968
Fidelity Series Commodity Strategy Fund	13,741,976	7,413,792	4,491,007	6,438,831	(898,575)	(6,638,177)	9,128,009
Fidelity Series Emerging Markets Debt Fund	4,719,375	353,808	417,918	117,765	(98,539)	(680,938)	3,875,788
Fidelity Series Emerging Markets Debt Local Currency Fund	1,568,618	11,603	138,097	-	(25,582)	(148,600)	1,267,942
Fidelity Series Emerging Markets Fund	5,896,823	553,542	501,161	-	(32,323)	(1,269,094)	4,647,787
Fidelity Series Emerging Markets Opportunities Fund	53,126,445	6,513,014	4,508,607	-	(348,490)	(10,913,389)	43,868,973
Fidelity Series Floating Rate High Income Fund	940,974	29,519	133,402	22,692	(13,130)	(33,242)	790,719
Fidelity Series Government Money Market Fund 3.00%	87,525,442	3,140,839	28,451,472	443,425	-	-	62,214,809
Fidelity Series Growth Company Fund	11,934,245	2,698,309	1,659,089	-	(208,507)	(2,970,246)	9,794,712
Fidelity Series High Income Fund	5,573,379	165,413	946,463	129,942	(72,220)	(607,332)	4,112,777
Fidelity Series Inflation-Protected Bond Index Fund	17,694,190	105,393	17,480,525	87,571	453,771	(772,829)	-
Fidelity Series International Credit Fund	583,824	7,972	348	7,971	(8)	(88,349)	503,091
Fidelity Series International Developed Markets Bond Index Fund	28,580,774	7,592,062	2,962,006	46,753	(165,572)	(2,603,762)	30,441,496
Fidelity Series International Growth Fund	20,171,385	2,705,217	2,423,639	-	(281,833)	(4,244,794)	15,926,336
Fidelity Series International Small Cap Fund	5,530,790	431,694	535,736	-	(130,721)	(1,144,263)	4,151,764
Fidelity Series International Value Fund	20,376,457	2,215,028	2,233,877	-	(166,348)	(4,205,368)	15,985,892
Fidelity Series Intrinsic Opportunities Fund	11,613,800	1,291,641	6,521,196	1,232,654	2,384,909	(4,586,068)	4,183,086
Fidelity Series Investment Grade Bond Fund	359,246,365	10,036,495	41,400,532	4,658,898	(3,812,938)	(32,265,527)	291,803,863
Fidelity Series Large Cap Stock Fund	10,613,894	3,068,655	1,931,747	548,232	31,576	(2,489,088)	9,293,290
Fidelity Series Large Cap Value Index Fund	3,994,232	290,554	596,325	-	113,076	(752,095)	3,049,442
Fidelity Series Long-Term Treasury Bond Index Fund	34,621,461	4,099,628	3,183,845	401,109	(288,476)	(7,293,877)	27,954,891
Fidelity Series Opportunistic Insights Fund	6,113,361	1,951,753	984,953	-	(146,568)	(1,255,375)	5,678,218
Fidelity Series Overseas Fund	20,284,401	2,881,570	2,102,677	-	(209,832)	(4,778,407)	16,075,055
Fidelity Series Real Estate Income Fund	3,394,488	169,531	1,168,943	148,483	59,486	(504,735)	1,949,827
Fidelity Series Short-Term Credit Fund	21,922,817	473,299	6,764,079	137,612	(220,601)	(261,566)	15,149,870
Fidelity Series Small Cap Discovery Fund	1,316,515	229,590	208,668	142,009	13,367	(396,824)	953,980
Fidelity Series Small Cap Opportunities Fund	4,319,120	391,239	681,738	147,251	(64,406)	(785,798)	3,178,417
Fidelity Series Stock Selector Large Cap Value Fund	8,939,336	744,991	1,482,745	-	149,241	(1,602,368)	6,748,455
Fidelity Series Value Discovery Fund	6,800,190	377,959	1,056,805	-	243,205	(1,120,844)	5,243,705
	929,914,628	102,793,128	163,723,016	14,878,029	(4,692,517)	(104,306,718)	759,985,505

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	427,004	-	427,004	-

Domestic Equity Funds	64,335,193	64,335,193	-	-

International Equity Funds	107,542,775	107,542,775	-	-

Bond Funds	510,742,858	510,742,858	-	-

Short-Term Funds	77,592,429	77,592,429	-	-
Total Investments in Securities:	760,640,259	760,213,255	427,004	-
Derivative Instruments:

Assets
Futures Contracts	341,044	341,044	-	-
Total Assets	341,044	341,044	-	-

Liabilities
Futures Contracts	(871,477)	(871,477)	-	-
Total Liabilities	(871,477)	(871,477)	-	-
Total Derivative Instruments:	(530,433)	(530,433)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	341,044	0
Total Equity Risk	341,044	0
Interest Rate Risk
Futures Contracts (a)	0	(871,477)
Total Interest Rate Risk	0	(871,477)
Total Value of Derivatives	341,044	(871,477)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2005 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $426,786)		$427,004
Fidelity Central Funds (cost $227,750)		227,750
Other affiliated issuers (cost $830,301,811)		759,985,505

Total Investment in Securities (cost $830,956,347)			$760,640,259
Receivable for investments sold			6,976,522
Receivable for fund shares sold			1,157,582
Distributions receivable from Fidelity Central Funds			1,084
Total assets			768,775,447
Liabilities
Payable for investments purchased		5,452,655
Payable for fund shares redeemed		2,405,692
Accrued management fee		289,546
Payable for daily variation margin on futures contracts		12,983
Total Liabilities			8,160,876
Net Assets			$760,614,571
Net Assets consist of:
Paid in capital			$826,894,228
Total accumulated earnings (loss)			(66,279,657)
Net Assets			$760,614,571

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2005 Fund :
Net Asset Value , offering price and redemption price per share ($448,637,143 ÷ 42,917,689 shares)			$10.45
Class K :
Net Asset Value , offering price and redemption price per share ($221,341,342 ÷ 21,208,120 shares)			$10.44
Class K6 :
Net Asset Value , offering price and redemption price per share ($90,636,086 ÷ 8,710,674 shares)			$10.41
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$12,755,791
Interest		3,645
Income from Fidelity Central Funds		5,034
Total Income		12,764,470
Expenses
Management fee	$1,846,904
Independent trustees' fees and expenses	1,464
Total expenses before reductions	1,848,368
Expense reductions	(70)
Total expenses after reductions		1,848,298
Net Investment income (loss)		10,916,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,692,517)
Futures contracts	(200,910)
Capital gain distributions from underlying funds:
Affiliated issuers	2,122,238
Total net realized gain (loss)		(2,771,189)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	220
Affiliated issuers	(104,306,718)
Futures contracts	(742,715)
Total change in net unrealized appreciation (depreciation)		(105,049,213)
Net gain (loss)		(107,820,402)
Net increase (decrease) in net assets resulting from operations		$(96,904,230)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,916,172	$23,826,349
Net realized gain (loss)	(2,771,189)	45,652,007
Change in net unrealized appreciation (depreciation)	(105,049,213)	(70,735,304)
Net increase (decrease) in net assets resulting from operations	(96,904,230)	(1,256,948)
Distributions to shareholders	(24,015,311)	(73,429,776)
Share transactions - net increase (decrease)	(49,033,677)	(73,013,845)
Total increase (decrease) in net assets	(169,953,218)	(147,700,569)

Net Assets
Beginning of period	930,567,789	1,078,268,358
End of period	$760,614,571	$930,567,789

Financial Highlights
Fidelity Freedom® 2005 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.07	$13.06	$11.68	$12.20	$12.50	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.14	.30	.14	.23	.24	.19
Net realized and unrealized gain (loss)	(1.44)	(.33)	1.81	(.19)	.11	.59
Total from investment operations	(1.30)	(.03)	1.95	.04	.35	.78
Distributions from net investment income	(.02)	(.31)	(.15)	(.24)	(.24)	(.18)
Distributions from net realized gain	(.30)	(.64)	(.42)	(.31)	(.41)	(.30)
Total distributions	(.32)	(.96) C	(.57)	(.56) C	(.65)	(.48)
Net asset value, end of period	$10.45	$12.07	$13.06	$11.68	$12.20	$12.50
Total Return D,E	(10.96)%	(.53)%	16.89%	.12%	3.03%	6.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.47%	.47%	.47%	.48%	.41%
Expenses net of fee waivers, if any	.47% H	.47%	.47%	.47%	.48%	.41%
Expenses net of all reductions	.47% H	.47%	.47%	.47%	.48%	.41%
Net investment income (loss)	2.57% H	2.33%	1.07%	1.89%	1.98%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$448,637	$549,383	$629,098	$530,872	$563,036	$590,056
Portfolio turnover rate I	24% H,J	38%	27%	24%	26%	23% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2005 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.05	$13.04	$11.66	$12.18	$12.49	$12.48
Income from Investment Operations
Net investment income (loss) B,C	.15	.31	.14	.24	.25	.21
Net realized and unrealized gain (loss)	(1.44)	(.34)	1.82	(.19)	.10	.15
Total from investment operations	(1.29)	(.03)	1.96	.05	.35	.36
Distributions from net investment income	(.02)	(.32)	(.16)	(.25)	(.24)	(.16)
Distributions from net realized gain	(.30)	(.64)	(.42)	(.31)	(.41)	(.19)
Total distributions	(.32)	(.96)	(.58)	(.57) D	(.66) D	(.35)
Net asset value, end of period	$10.44	$12.05	$13.04	$11.66	$12.18	$12.49
Total Return E,F	(10.87)%	(.49)%	16.99%	.18%	3.00%	2.89%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I	.41%	.42%	.42%	.43%	.44% I
Expenses net of fee waivers, if any	.42% I	.41%	.42%	.42%	.43%	.44% I
Expenses net of all reductions	.42% I	.41%	.42%	.42%	.43%	.44% I
Net investment income (loss)	2.62% I	2.38%	1.12%	1.94%	2.03%	2.37% I
Supplemental Data
Net assets, end of period (000 omitted)	$221,341	$283,366	$356,835	$338,902	$357,174	$422,622
Portfolio turnover rate J	24% I,K	38%	27%	24%	26%	23% L

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2005 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.01	$13.01	$11.64	$12.17	$12.49	$12.36
Income from Investment Operations
Net investment income (loss) B,C	.15	.31	.15	.25	.25	.20
Net realized and unrealized gain (loss)	(1.43)	(.34)	1.81	(.20)	.11	.29
Total from investment operations	(1.28)	(.03)	1.96	.05	.36	.49
Distributions from net investment income	(.02)	(.33)	(.17)	(.27)	(.27)	(.16)
Distributions from net realized gain	(.30)	(.64)	(.42)	(.31)	(.41)	(.19)
Total distributions	(.32)	(.97)	(.59)	(.58)	(.68)	(.36) D
Net asset value, end of period	$10.41	$12.01	$13.01	$11.64	$12.17	$12.49
Total Return E,F	(10.81)%	(.48)%	17.02%	.22%	3.15%	3.92%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37% I	.37%	.37%	.37%	.38% J	.38% I
Expenses net of fee waivers, if any	.37% I	.37%	.37%	.37%	.38% J	.38% I
Expenses net of all reductions	.37% I	.37%	.37%	.37%	.38% J	.38% I
Net investment income (loss)	2.67% I	2.43%	1.17%	1.99%	2.08%	1.93% I
Supplemental Data
Net assets, end of period (000 omitted)	$90,636	$97,818	$92,336	$68,546	$41,670	$9,983
Portfolio turnover rate K	24% I,L	38%	27%	24%	26%	23% M

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2010 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	34.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.3
Fidelity Series Emerging Markets Opportunities Fund	6.7
Fidelity Series Government Money Market Fund 3.00%	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.1
Fidelity Series Overseas Fund	2.8
Fidelity Series International Value Fund	2.8
Fidelity Series International Growth Fund	2.8
80.3

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2010 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.32% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $2,154,970)	2,170,000	2,155,966

Domestic Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	2,143,808	18,393,876
Fidelity Series Blue Chip Growth Fund (c)	4,379,683	43,972,016
Fidelity Series Commodity Strategy Fund (c)	22,431,986	46,882,851
Fidelity Series Growth Company Fund (c)	6,425,786	86,234,046
Fidelity Series Intrinsic Opportunities Fund (c)	2,963,047	38,993,703
Fidelity Series Large Cap Stock Fund (c)	5,539,647	81,820,592
Fidelity Series Large Cap Value Index Fund (c)	2,110,864	26,850,191
Fidelity Series Opportunistic Insights Fund (c)	3,518,166	49,993,132
Fidelity Series Small Cap Discovery Fund (c)	895,511	8,399,890
Fidelity Series Small Cap Opportunities Fund (c)	2,596,089	27,985,840
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,319,359	59,417,237
Fidelity Series Value Discovery Fund (c)	3,352,817	46,168,288
TOTAL DOMESTIC EQUITY FUNDS (Cost $492,349,355)		535,111,662

International Equity Funds - 17.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,768,399	46,728,148
Fidelity Series Emerging Markets Fund (c)	3,862,629	27,965,437
Fidelity Series Emerging Markets Opportunities Fund (c)	17,980,746	261,080,430
Fidelity Series International Growth Fund (c)	8,403,765	107,736,270
Fidelity Series International Small Cap Fund (c)	2,055,306	28,116,592
Fidelity Series International Value Fund (c)	12,589,201	108,141,239
Fidelity Series Overseas Fund (c)	11,410,993	108,746,764
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $685,452,766)		688,514,880

Bond Funds - 60.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	53,364,721	514,969,553
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	15,190,559	121,372,569
Fidelity Series Emerging Markets Debt Fund (c)	2,878,957	19,749,642
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	827,629	6,596,205
Fidelity Series Floating Rate High Income Fund (c)	467,896	4,070,695
Fidelity Series High Income Fund (c)	2,666,715	21,013,716
Fidelity Series International Credit Fund (c)	429,755	3,382,174
Fidelity Series International Developed Markets Bond Index Fund (c)	18,345,641	156,304,861
Fidelity Series Investment Grade Bond Fund (c)	138,560,678	1,352,352,214
Fidelity Series Long-Term Treasury Bond Index Fund (c)	25,451,932	151,948,031
Fidelity Series Real Estate Income Fund (c)	1,046,215	9,959,962
TOTAL BOND FUNDS (Cost $2,713,217,044)		2,361,719,622

Short-Term Funds - 7.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	1,820,879	1,821,244
Fidelity Series Government Money Market Fund 3.00% (c)(e)	236,198,981	236,198,981
Fidelity Series Short-Term Credit Fund (c)	5,967,415	56,571,092
TOTAL SHORT-TERM FUNDS (Cost $297,321,180)		294,591,317

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,190,495,315)	3,882,093,447
NET OTHER ASSETS (LIABILITIES) - 0.0%	(155,374)
NET ASSETS - 100.0%	3,881,938,073

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	631	Dec 2022	70,711,438	(4,325,891)	(4,325,891)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	59	Dec 2022	8,083,000	(101,956)	(101,956)

TOTAL PURCHASED					(4,427,847)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	83	Dec 2022	14,946,225	371,705	371,705
ICE E-mini MSCI EAFE Index Contracts (United States)	166	Dec 2022	13,782,980	1,508,030	1,508,030
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	133	Dec 2022	5,795,475	3,117	3,117

TOTAL SOLD					1,882,852

TOTAL FUTURES CONTRACTS					(2,544,995)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,155,966.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	2,322,409	23,816,353	24,317,518	28,585	-	-	1,821,244	0.0%
Total	2,322,409	23,816,353	24,317,518	28,585	-	-	1,821,244

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	486,049,066	116,519,622	66,265,241	-	(1,296,111)	(20,037,783)	514,969,553
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	136,039,987	30,269,006	20,587,653	-	(1,938,342)	(22,410,429)	121,372,569
Fidelity Series All-Sector Equity Fund	25,379,563	827,619	2,885,187	-	(332,874)	(4,595,245)	18,393,876
Fidelity Series Blue Chip Growth Fund	41,686,587	22,877,906	6,488,796	1,470,782	(1,041,319)	(13,062,362)	43,972,016
Fidelity Series Canada Fund	59,943,474	2,502,056	3,932,928	-	24,374	(11,808,828)	46,728,148
Fidelity Series Commodity Strategy Fund	71,231,816	37,097,640	22,615,733	33,144,791	(5,341,604)	(33,489,268)	46,882,851
Fidelity Series Emerging Markets Debt Fund	24,342,875	1,146,015	1,703,940	604,079	(333,429)	(3,701,879)	19,749,642
Fidelity Series Emerging Markets Debt Local Currency Fund	8,112,120	5,994	617,111	-	(121,123)	(783,675)	6,596,205
Fidelity Series Emerging Markets Fund	35,409,926	2,747,733	2,402,757	-	(92,177)	(7,697,288)	27,965,437
Fidelity Series Emerging Markets Opportunities Fund	319,040,360	31,980,513	22,412,410	-	(2,560,353)	(64,967,680)	261,080,430
Fidelity Series Floating Rate High Income Fund	4,877,760	121,140	687,363	117,611	(69,479)	(171,363)	4,070,695
Fidelity Series Government Money Market Fund 3.00%	339,130,442	15,420,542	118,352,003	1,659,936	-	-	236,198,981
Fidelity Series Growth Company Fund	103,861,204	22,173,987	11,652,255	-	(1,468,235)	(26,680,655)	86,234,046
Fidelity Series High Income Fund	28,892,048	694,136	5,047,270	675,074	(512,465)	(3,012,733)	21,013,716
Fidelity Series Inflation-Protected Bond Index Fund	77,340,890	459,345	76,340,878	449,738	1,969,307	(3,428,664)	-
Fidelity Series International Credit Fund	3,928,718	53,639	5,694	53,640	(127)	(594,362)	3,382,174
Fidelity Series International Developed Markets Bond Index Fund	147,234,284	37,029,672	13,695,788	240,994	(854,986)	(13,408,321)	156,304,861
Fidelity Series International Growth Fund	137,563,466	14,388,064	13,281,595	-	(1,718,512)	(29,215,153)	107,736,270
Fidelity Series International Small Cap Fund	38,045,891	1,688,772	2,841,862	-	(774,804)	(8,001,405)	28,116,592
Fidelity Series International Value Fund	138,952,756	12,267,088	13,221,851	-	(668,289)	(29,188,465)	108,141,239
Fidelity Series Intrinsic Opportunities Fund	99,326,020	10,993,095	51,680,971	10,969,207	20,094,017	(39,738,458)	38,993,703
Fidelity Series Investment Grade Bond Fund	1,690,965,140	42,562,812	211,846,712	21,853,814	(19,368,321)	(149,960,705)	1,352,352,214
Fidelity Series Large Cap Stock Fund	92,367,449	24,399,188	13,296,101	4,826,809	78,478	(21,728,422)	81,820,592
Fidelity Series Large Cap Value Index Fund	34,766,933	1,726,625	4,002,304	-	839,070	(6,480,133)	26,850,191
Fidelity Series Long-Term Treasury Bond Index Fund	188,692,115	20,566,180	15,798,784	2,200,551	(1,562,651)	(39,948,829)	151,948,031
Fidelity Series Opportunistic Insights Fund	53,214,540	15,824,387	6,667,839	-	(968,427)	(11,409,529)	49,993,132
Fidelity Series Overseas Fund	138,329,304	15,602,997	11,105,448	-	(916,084)	(33,164,005)	108,746,764
Fidelity Series Real Estate Income Fund	17,530,411	788,285	6,071,527	775,607	315,166	(2,602,373)	9,959,962
Fidelity Series Short-Term Credit Fund	84,944,631	1,881,952	28,433,976	518,689	(847,965)	(973,550)	56,571,092
Fidelity Series Small Cap Discovery Fund	11,457,958	1,807,932	1,490,505	1,247,578	82,302	(3,457,797)	8,399,890
Fidelity Series Small Cap Opportunities Fund	37,592,192	3,067,976	5,215,133	1,293,142	(603,723)	(6,855,472)	27,985,840
Fidelity Series Stock Selector Large Cap Value Fund	77,806,062	4,637,293	10,232,145	-	1,163,512	(13,957,485)	59,417,237
Fidelity Series Value Discovery Fund	59,188,328	2,078,291	7,365,832	-	1,887,319	(9,619,818)	46,168,288
	4,813,244,316	496,207,502	778,245,592	82,102,042	(16,937,855)	(636,152,134)	3,878,116,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,155,966	-	2,155,966	-

Domestic Equity Funds	535,111,662	535,111,662	-	-

International Equity Funds	688,514,880	688,514,880	-	-

Bond Funds	2,361,719,622	2,361,719,622	-	-

Short-Term Funds	294,591,317	294,591,317	-	-
Total Investments in Securities:	3,882,093,447	3,879,937,481	2,155,966	-
Derivative Instruments:

Assets
Futures Contracts	1,882,852	1,882,852	-	-
Total Assets	1,882,852	1,882,852	-	-

Liabilities
Futures Contracts	(4,427,847)	(4,427,847)	-	-
Total Liabilities	(4,427,847)	(4,427,847)	-	-
Total Derivative Instruments:	(2,544,995)	(2,544,995)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,882,852	0
Total Equity Risk	1,882,852	0
Interest Rate Risk
Futures Contracts (a)	0	(4,427,847)
Total Interest Rate Risk	0	(4,427,847)
Total Value of Derivatives	1,882,852	(4,427,847)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2010 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $2,154,970)		$2,155,966
Fidelity Central Funds (cost $1,821,128)		1,821,244
Other affiliated issuers (cost $4,186,519,217)		3,878,116,237

Total Investment in Securities (cost $4,190,495,315)			$3,882,093,447
Receivable for investments sold			40,351,132
Receivable for fund shares sold			1,711,761
Distributions receivable from Fidelity Central Funds			6,640
Total assets			3,924,162,980
Liabilities
Payable for investments purchased		34,038,264
Payable for fund shares redeemed		6,520,855
Accrued management fee		1,593,375
Payable for daily variation margin on futures contracts		72,413
Total Liabilities			42,224,907
Net Assets			$3,881,938,073
Net Assets consist of:
Paid in capital			$4,155,725,854
Total accumulated earnings (loss)			(273,787,781)
Net Assets			$3,881,938,073

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund :
Net Asset Value , offering price and redemption price per share ($2,766,302,596 ÷ 219,370,635 shares)			$12.61
Class K :
Net Asset Value , offering price and redemption price per share ($826,013,994 ÷ 65,512,662 shares)			$12.61
Class K6 :
Net Asset Value , offering price and redemption price per share ($289,621,483 ÷ 23,080,568 shares)			$12.55
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$63,561,054
Interest		18,288
Income from Fidelity Central Funds		28,585
Total Income		63,607,927
Expenses
Management fee	$10,227,815
Independent trustees' fees and expenses	7,580
Total expenses before reductions	10,235,395
Expense reductions	(42)
Total expenses after reductions		10,235,353
Net Investment income (loss)		53,372,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	359
Affiliated issuers	(16,937,855)
Futures contracts	(755,657)
Capital gain distributions from underlying funds:
Affiliated issuers	18,540,988
Total net realized gain (loss)		847,835
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	998
Affiliated issuers	(636,152,134)
Futures contracts	(3,865,948)
Total change in net unrealized appreciation (depreciation)		(640,017,084)
Net gain (loss)		(639,169,249)
Net increase (decrease) in net assets resulting from operations		$(585,796,675)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,372,574	$124,926,533
Net realized gain (loss)	847,835	308,444,511
Change in net unrealized appreciation (depreciation)	(640,017,084)	(416,399,783)
Net increase (decrease) in net assets resulting from operations	(585,796,675)	16,971,261
Distributions to shareholders	(162,752,830)	(472,366,663)
Share transactions - net increase (decrease)	(186,434,434)	(306,895,879)
Total increase (decrease) in net assets	(934,983,939)	(762,291,281)

Net Assets
Beginning of period	4,816,922,012	5,579,213,293
End of period	$3,881,938,073	$4,816,922,012

Financial Highlights
Fidelity Freedom® 2010 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.98	$16.42	$14.31	$15.35	$15.98	$15.56
Income from Investment Operations
Net investment income (loss) A,B	.17	.38	.17	.29	.29	.24
Net realized and unrealized gain (loss)	(2.03)	(.35)	2.92	(.43)	.12	.95
Total from investment operations	(1.86)	.03	3.09	(.14)	.41	1.19
Distributions from net investment income	(.02)	(.39)	(.20)	(.31)	(.30)	(.23)
Distributions from net realized gain	(.50)	(1.07)	(.78)	(.60)	(.74)	(.54)
Total distributions	(.51) C	(1.47) C	(.98)	(.90) C	(1.04)	(.77)
Net asset value, end of period	$12.61	$14.98	$16.42	$14.31	$15.35	$15.98
Total Return D,E	(12.65)%	(.17)%	22.04%	(1.25)%	2.89%	7.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.50%	.51%	.52%	.52% I	.44%
Expenses net of fee waivers, if any	.49% H	.50%	.51%	.52%	.52% I	.44%
Expenses net of all reductions	.49% H	.50%	.51%	.52%	.52% I	.44%
Net investment income (loss)	2.44% H	2.32%	1.08%	1.84%	1.90%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$2,766,303	$3,401,089	$3,814,845	$3,284,758	$3,724,077	$4,038,370
Portfolio turnover rate J	23% H,K	34%	24%	18%	20%	19% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2010 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.98	$16.41	$14.30	$15.34	$15.97	$15.96
Income from Investment Operations
Net investment income (loss) B,C	.17	.39	.18	.30	.30	.27
Net realized and unrealized gain (loss)	(2.02)	(.35)	2.92	(.43)	.12	.31
Total from investment operations	(1.85)	.04	3.10	(.13)	.42	.58
Distributions from net investment income	(.02)	(.40)	(.20)	(.31)	(.31)	(.22)
Distributions from net realized gain	(.50)	(1.07)	(.78)	(.60)	(.74)	(.35)
Total distributions	(.52)	(1.47)	(.99) D	(.91)	(1.05)	(.57)
Net asset value, end of period	$12.61	$14.98	$16.41	$14.30	$15.34	$15.97
Total Return E,F	(12.64)%	(.07)%	22.11%	(1.21)%	2.95%	3.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44% I	.44%	.45%	.45%	.46%	.47% I
Expenses net of fee waivers, if any	.44% I	.44%	.45%	.45%	.46%	.47% I
Expenses net of all reductions	.44% I	.44%	.45%	.45%	.46%	.47% I
Net investment income (loss)	2.49% I	2.38%	1.14%	1.91%	1.96%	2.42% I
Supplemental Data
Net assets, end of period (000 omitted)	$826,014	$1,085,375	$1,444,009	$1,431,597	$1,909,779	$2,396,182
Portfolio turnover rate J	23% I,K	34%	24%	18%	20%	19% L

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2010 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.91	$16.35	$14.25	$15.30	$15.97	$15.77
Income from Investment Operations
Net investment income (loss) B,C	.17	.39	.19	.30	.31	.27
Net realized and unrealized gain (loss)	(2.01)	(.34)	2.91	(.42)	.11	.50
Total from investment operations	(1.84)	.05	3.10	(.12)	.42	.77
Distributions from net investment income	(.02)	(.42)	(.22)	(.34)	(.35)	(.22)
Distributions from net realized gain	(.50)	(1.07)	(.78)	(.60)	(.74)	(.35)
Total distributions	(.52)	(1.49)	(1.00)	(.93) D	(1.09)	(.57)
Net asset value, end of period	$12.55	$14.91	$16.35	$14.25	$15.30	$15.97
Total Return E,F	(12.61)%	(.02)%	22.23%	(1.14)%	2.96%	4.89%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.38%	.38%	.39%	.39%	.40% I
Expenses net of fee waivers, if any	.38% I	.38%	.38%	.39%	.39%	.40% I
Expenses net of all reductions	.38% I	.38%	.38%	.39%	.39%	.40% I
Net investment income (loss)	2.55% I	2.44%	1.20%	1.97%	2.03%	2.07% I
Supplemental Data
Net assets, end of period (000 omitted)	$289,621	$330,459	$320,359	$257,400	$213,620	$59,797
Portfolio turnover rate J	23% I,K	34%	24%	18%	20%	19% L

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2015 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	31.3
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Government Money Market Fund 3.00%	3.8
Fidelity Series Overseas Fund	3.5
Fidelity Series International Value Fund	3.5
Fidelity Series International Growth Fund	3.5
74.8

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2015 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.32% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $3,083,909)	3,100,000	3,084,890

Domestic Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	4,414,442	37,875,908
Fidelity Series Blue Chip Growth Fund (c)	9,017,863	90,539,346
Fidelity Series Commodity Strategy Fund (c)	32,178,335	67,252,721
Fidelity Series Growth Company Fund (c)	13,231,047	177,560,647
Fidelity Series Intrinsic Opportunities Fund (c)	6,198,966	81,578,396
Fidelity Series Large Cap Stock Fund (c)	11,406,855	168,479,244
Fidelity Series Large Cap Value Index Fund (c)	4,346,579	55,288,491
Fidelity Series Opportunistic Insights Fund (c)	7,244,340	102,942,078
Fidelity Series Small Cap Discovery Fund (c)	1,843,995	17,296,677
Fidelity Series Small Cap Opportunities Fund (c)	5,345,942	57,629,251
Fidelity Series Stock Selector Large Cap Value Fund (c)	10,953,394	122,349,408
Fidelity Series Value Discovery Fund (c)	6,904,054	95,068,819
TOTAL DOMESTIC EQUITY FUNDS (Cost $973,866,343)		1,073,860,986

International Equity Funds - 21.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	6,793,180	84,235,427
Fidelity Series Emerging Markets Fund (c)	6,371,756	46,131,515
Fidelity Series Emerging Markets Opportunities Fund (c)	29,577,888	429,470,941
Fidelity Series International Growth Fund (c)	15,132,917	194,003,995
Fidelity Series International Small Cap Fund (c)	3,697,650	50,583,857
Fidelity Series International Value Fund (c)	22,670,386	194,738,615
Fidelity Series Overseas Fund (c)	20,549,404	195,835,816
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,173,369,427)		1,195,000,166

Bond Funds - 54.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	44,315,172	427,641,407
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	39,902,050	318,817,380
Fidelity Series Emerging Markets Debt Fund (c)	4,174,143	28,634,621
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,208,283	9,630,012
Fidelity Series Floating Rate High Income Fund (c)	678,536	5,903,260
Fidelity Series High Income Fund (c)	3,836,444	30,231,176
Fidelity Series International Credit Fund (c)	654,120	5,147,925
Fidelity Series International Developed Markets Bond Index Fund (c)	26,393,244	224,870,438
Fidelity Series Investment Grade Bond Fund (c)	178,845,115	1,745,528,324
Fidelity Series Long-Term Treasury Bond Index Fund (c)	38,810,523	231,698,821
Fidelity Series Real Estate Income Fund (c)	1,505,581	14,333,129
TOTAL BOND FUNDS (Cost $3,515,627,820)		3,042,436,493

Short-Term Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	3,362,288	3,362,961
Fidelity Series Government Money Market Fund 3.00% (c)(e)	213,089,402	213,089,402
Fidelity Series Short-Term Credit Fund (c)	5,003,180	47,430,147
TOTAL SHORT-TERM FUNDS (Cost $266,244,789)		263,882,510

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,932,192,288)	5,578,265,045
NET OTHER ASSETS (LIABILITIES) - 0.0%	(223,447)
NET ASSETS - 100.0%	5,578,041,598

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	908	Dec 2022	101,752,750	(6,231,912)	(6,231,912)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	85	Dec 2022	11,645,000	(147,332)	(147,332)

TOTAL PURCHASED					(6,379,244)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	121	Dec 2022	21,789,075	448,328	448,328
ICE E-mini MSCI EAFE Index Contracts (United States)	279	Dec 2022	23,165,370	2,659,270	2,659,270
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	177	Dec 2022	7,712,775	4,148	4,148

TOTAL SOLD					3,111,746

TOTAL FUTURES CONTRACTS					(3,267,498)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,084,890.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	3,775,940	35,127,584	35,540,564	44,355	-	1	3,362,961	0.0%
Total	3,775,940	35,127,584	35,540,564	44,355	-	1	3,362,961

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	403,622,833	103,272,101	61,508,740	-	(1,149,841)	(16,594,946)	427,641,407
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	348,333,155	81,950,716	48,334,466	-	(4,789,831)	(58,342,194)	318,817,380
Fidelity Series All-Sector Equity Fund	53,591,604	976,458	6,351,351	-	(832,991)	(9,507,812)	37,875,908
Fidelity Series Blue Chip Growth Fund	88,009,589	45,328,168	13,057,960	3,049,943	(2,223,203)	(27,517,248)	90,539,346
Fidelity Series Canada Fund	111,413,681	4,117,407	9,649,023	-	448,540	(22,095,178)	84,235,427
Fidelity Series Commodity Strategy Fund	106,409,323	53,160,538	35,956,500	48,097,023	(7,745,813)	(48,614,827)	67,252,721
Fidelity Series Emerging Markets Debt Fund	36,236,031	1,565,326	3,225,856	886,109	(732,604)	(5,208,276)	28,634,621
Fidelity Series Emerging Markets Debt Local Currency Fund	12,084,433	2,473	1,117,910	-	(218,344)	(1,120,640)	9,630,012
Fidelity Series Emerging Markets Fund	60,275,531	4,313,762	5,309,608	-	(370,046)	(12,778,124)	46,131,515
Fidelity Series Emerging Markets Opportunities Fund	543,107,325	45,043,628	45,477,331	-	(5,704,675)	(107,498,006)	429,470,941
Fidelity Series Floating Rate High Income Fund	7,286,212	173,698	1,200,209	172,239	(127,592)	(228,849)	5,903,260
Fidelity Series Government Money Market Fund 3.00%	326,177,576	26,592,966	139,681,140	1,427,487	-	-	213,089,402
Fidelity Series Growth Company Fund	219,311,620	41,247,831	23,723,775	-	(2,498,602)	(56,776,427)	177,560,647
Fidelity Series High Income Fund	43,519,997	1,005,493	9,081,369	997,574	(972,790)	(4,240,155)	30,231,176
Fidelity Series Inflation-Protected Bond Index Fund	96,196,107	678,396	94,953,717	673,176	2,424,195	(4,344,981)	-
Fidelity Series International Credit Fund	5,973,826	81,562	3,373	81,562	(75)	(904,015)	5,147,925
Fidelity Series International Developed Markets Bond Index Fund	220,849,536	51,123,778	26,112,105	356,118	(1,858,624)	(19,132,147)	224,870,438
Fidelity Series International Growth Fund	255,759,481	21,601,490	26,505,436	-	(4,582,765)	(52,268,775)	194,003,995
Fidelity Series International Small Cap Fund	70,761,452	1,600,569	5,603,036	-	(1,673,121)	(14,502,007)	50,583,857
Fidelity Series International Value Fund	258,333,603	18,520,627	27,379,799	-	42,810	(54,778,626)	194,738,615
Fidelity Series Intrinsic Opportunities Fund	209,183,146	22,870,360	109,267,597	22,820,942	42,008,482	(83,215,995)	81,578,396
Fidelity Series Investment Grade Bond Fund	2,268,373,481	64,591,242	363,627,874	28,741,966	(35,844,456)	(187,964,069)	1,745,528,324
Fidelity Series Large Cap Stock Fund	195,039,129	45,791,521	27,006,937	10,019,987	273,470	(45,617,939)	168,479,244
Fidelity Series Large Cap Value Index Fund	73,414,879	1,922,906	8,224,680	-	2,080,090	(13,904,704)	55,288,491
Fidelity Series Long-Term Treasury Bond Index Fund	295,971,520	30,622,512	30,434,127	3,408,807	(3,113,371)	(61,347,713)	231,698,821
Fidelity Series Opportunistic Insights Fund	112,370,035	30,199,247	13,569,309	-	(1,977,961)	(24,079,934)	102,942,078
Fidelity Series Overseas Fund	257,182,773	23,023,954	21,748,900	-	(2,447,184)	(60,174,827)	195,835,816
Fidelity Series Real Estate Income Fund	26,108,428	1,157,565	9,533,446	1,151,664	450,702	(3,850,120)	14,333,129
Fidelity Series Short-Term Credit Fund	81,709,941	1,644,756	34,321,570	454,616	(1,073,934)	(529,046)	47,430,147
Fidelity Series Small Cap Discovery Fund	24,194,354	3,383,996	3,214,907	2,608,265	205,450	(7,272,216)	17,296,677
Fidelity Series Small Cap Opportunities Fund	79,379,204	5,141,626	11,246,125	2,677,810	(1,436,447)	(14,209,007)	57,629,251
Fidelity Series Stock Selector Large Cap Value Fund	164,294,684	6,662,236	21,814,339	-	2,614,376	(29,407,549)	122,349,408
Fidelity Series Value Discovery Fund	124,984,516	3,182,567	16,894,451	-	4,635,541	(20,839,354)	95,068,819
	7,179,459,005	742,551,475	1,255,136,966	127,625,288	(26,190,614)	(1,068,865,706)	5,571,817,194

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,084,890	-	3,084,890	-

Domestic Equity Funds	1,073,860,986	1,073,860,986	-	-

International Equity Funds	1,195,000,166	1,195,000,166	-	-

Bond Funds	3,042,436,493	3,042,436,493	-	-

Short-Term Funds	263,882,510	263,882,510	-	-
Total Investments in Securities:	5,578,265,045	5,575,180,155	3,084,890	-
Derivative Instruments:

Assets
Futures Contracts	3,111,746	3,111,746	-	-
Total Assets	3,111,746	3,111,746	-	-

Liabilities
Futures Contracts	(6,379,244)	(6,379,244)	-	-
Total Liabilities	(6,379,244)	(6,379,244)	-	-
Total Derivative Instruments:	(3,267,498)	(3,267,498)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	3,111,746	0
Total Equity Risk	3,111,746	0
Interest Rate Risk
Futures Contracts (a)	0	(6,379,244)
Total Interest Rate Risk	0	(6,379,244)
Total Value of Derivatives	3,111,746	(6,379,244)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2015 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $3,083,909)		$3,084,890
Fidelity Central Funds (cost $3,362,770)		3,362,961
Other affiliated issuers (cost $5,925,745,609)		5,571,817,194

Total Investment in Securities (cost $5,932,192,288)			$5,578,265,045
Receivable for investments sold			66,334,540
Receivable for fund shares sold			1,607,891
Distributions receivable from Fidelity Central Funds			10,111
Other receivables			12,170
Total assets			5,646,229,757
Liabilities
Payable for investments purchased		55,177,415
Payable for fund shares redeemed		10,421,970
Accrued management fee		2,460,041
Payable for daily variation margin on futures contracts		116,563
Other payables and accrued expenses		12,170
Total Liabilities			68,188,159
Net Assets			$5,578,041,598
Net Assets consist of:
Paid in capital			$5,879,477,482
Total accumulated earnings (loss)			(301,435,884)
Net Assets			$5,578,041,598

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund :
Net Asset Value , offering price and redemption price per share ($3,558,462,065 ÷ 351,904,231 shares)			$10.11
Class K :
Net Asset Value , offering price and redemption price per share ($1,440,260,114 ÷ 142,563,895 shares)			$10.10
Class K6 :
Net Asset Value , offering price and redemption price per share ($579,319,419 ÷ 57,570,192 shares)			$10.06
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$89,290,529
Interest		28,164
Income from Fidelity Central Funds		44,355
Total Income		89,363,048
Expenses
Management fee	$15,977,357
Independent trustees' fees and expenses	11,171
Total expenses before reductions	15,988,528
Expense reductions	(51)
Total expenses after reductions		15,988,477
Net Investment income (loss)		73,374,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	501
Affiliated issuers	(26,190,614)
Futures contracts	(1,406,305)
Capital gain distributions from underlying funds:
Affiliated issuers	38,334,759
Total net realized gain (loss)		10,738,341
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	989
Fidelity Central Funds	1
Other affiliated issuers	(1,068,865,706)
Futures contracts	(5,239,126)
Total change in net unrealized appreciation (depreciation)		(1,074,103,842)
Net gain (loss)		(1,063,365,501)
Net increase (decrease) in net assets resulting from operations		$(989,990,930)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,374,571	$186,401,970
Net realized gain (loss)	10,738,341	566,777,927
Change in net unrealized appreciation (depreciation)	(1,074,103,842)	(692,499,072)
Net increase (decrease) in net assets resulting from operations	(989,990,930)	60,680,825
Distributions to shareholders	(296,561,571)	(808,778,100)
Share transactions - net increase (decrease)	(320,836,605)	(434,660,945)
Total increase (decrease) in net assets	(1,607,389,106)	(1,182,758,220)

Net Assets
Beginning of period	7,185,430,704	8,368,188,924
End of period	$5,578,041,598	$7,185,430,704

Financial Highlights
Fidelity Freedom® 2015 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.37	$13.69	$11.53	$12.68	$13.33	$12.82
Income from Investment Operations
Net investment income (loss) A,B	.13	.31	.14	.23	.23	.19
Net realized and unrealized gain (loss)	(1.87)	(.23)	2.94	(.52)	.08	.97
Total from investment operations	(1.74)	.08	3.08	(.29)	.31	1.16
Distributions from net investment income	(.01)	(.33)	(.16)	(.24)	(.24)	(.19)
Distributions from net realized gain	(.51)	(1.08)	(.76)	(.62)	(.73)	(.46)
Total distributions	(.52)	(1.40) C	(.92)	(.86)	(.96) C	(.65)
Net asset value, end of period	$10.11	$12.37	$13.69	$11.53	$12.68	$13.33
Total Return D,E	(14.44)%	.19%	27.45%	(2.80)%	2.74%	9.15%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.53% H	.54%	.55%	.56%	.57%	.48%
Expenses net of fee waivers, if any	.53% H	.54%	.55%	.56%	.57%	.48%
Expenses net of all reductions	.53% H	.54%	.55%	.56%	.57%	.48%
Net investment income (loss)	2.28% H	2.31%	1.07%	1.80%	1.82%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$3,558,462	$4,530,090	$5,028,435	$4,174,065	$4,946,449	$5,380,580
Portfolio turnover rate I	23% H,J	34%	26%	21%	19%	23% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2015 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.36	$13.67	$11.52	$12.66	$13.31	$13.21
Income from Investment Operations
Net investment income (loss) B,C	.13	.32	.15	.24	.24	.22
Net realized and unrealized gain (loss)	(1.87)	(.22)	2.93	(.51)	.08	.34
Total from investment operations	(1.74)	.10	3.08	(.27)	.32	.56
Distributions from net investment income	(.01)	(.33)	(.17)	(.25)	(.25)	(.18)
Distributions from net realized gain	(.51)	(1.08)	(.76)	(.62)	(.73)	(.29)
Total distributions	(.52)	(1.41)	(.93)	(.87)	(.97) D	(.46) D
Net asset value, end of period	$10.10	$12.36	$13.67	$11.52	$12.66	$13.31
Total Return E,F	(14.43)%	.31%	27.45%	(2.67)%	2.80%	4.25%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I	.48%	.48%	.49%	.50%	.51% I,J
Expenses net of fee waivers, if any	.47% I	.48%	.48%	.49%	.50%	.51% I,J
Expenses net of all reductions	.47% I	.48%	.48%	.49%	.50%	.51% I,J
Net investment income (loss)	2.34% I	2.37%	1.14%	1.87%	1.89%	2.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,440,260	$1,988,710	$2,592,940	$2,524,326	$3,471,921	$4,624,065
Portfolio turnover rate K	23% I,L	34%	26%	21%	19%	23% M

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2015 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$12.32	$13.63	$11.49	$12.64	$13.32	$13.03
Income from Investment Operations
Net investment income (loss) B,C	.13	.33	.16	.25	.25	.21
Net realized and unrealized gain (loss)	(1.86)	(.22)	2.92	(.51)	.08	.55
Total from investment operations	(1.73)	.11	3.08	(.26)	.33	.76
Distributions from net investment income	(.02)	(.35)	(.18)	(.27)	(.28)	(.18)
Distributions from net realized gain	(.51)	(1.08)	(.76)	(.62)	(.73)	(.29)
Total distributions	(.53)	(1.42) D	(.94)	(.89)	(1.01)	(.47)
Net asset value, end of period	$10.06	$12.32	$13.63	$11.49	$12.64	$13.32
Total Return E,F	(14.45)%	.43%	27.58%	(2.61)%	2.87%	5.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I	.40%	.40%	.41%	.41%	.42% I
Expenses net of fee waivers, if any	.40% I	.40%	.40%	.41%	.41%	.42% I
Expenses net of all reductions	.40% I	.40%	.40%	.41%	.41%	.42% I
Net investment income (loss)	2.41% I	2.45%	1.22%	1.95%	1.97%	1.88% I
Supplemental Data
Net assets, end of period (000 omitted)	$579,319	$666,631	$746,814	$561,675	$488,156	$114,268
Portfolio turnover rate J	23% I,K	34%	26%	21%	19%	23% L

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2020 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	27.8
Fidelity Series Emerging Markets Opportunities Fund	8.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series Overseas Fund	4.2
Fidelity Series International Value Fund	4.2
Fidelity Series International Growth Fund	4.2
Fidelity Series Growth Company Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Stock Fund	3.9
73.9

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2020 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $9,371,171)	9,410,000	9,373,550

Domestic Equity Funds - 24.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	17,323,155	148,632,672
Fidelity Series Blue Chip Growth Fund (c)	35,385,755	355,272,981
Fidelity Series Commodity Strategy Fund (c)	96,453,055	201,586,884
Fidelity Series Growth Company Fund (c)	51,919,111	696,754,466
Fidelity Series Intrinsic Opportunities Fund (c)	24,343,602	320,361,805
Fidelity Series Large Cap Stock Fund (c)	44,761,709	661,130,448
Fidelity Series Large Cap Value Index Fund (c)	17,056,725	216,961,547
Fidelity Series Opportunistic Insights Fund (c)	28,489,020	404,828,975
Fidelity Series Small Cap Discovery Fund (c)	7,170,899	67,263,036
Fidelity Series Small Cap Opportunities Fund (c)	20,979,243	226,156,245
Fidelity Series Stock Selector Large Cap Value Fund (c)	42,982,854	480,118,476
Fidelity Series Value Discovery Fund (c)	27,235,398	375,031,437
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,763,755,326)		4,154,098,972

International Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	24,590,674	304,924,353
Fidelity Series Emerging Markets Fund (c)	21,662,896	156,839,368
Fidelity Series Emerging Markets Opportunities Fund (c)	100,413,424	1,458,002,918
Fidelity Series International Growth Fund (c)	54,747,109	701,857,932
Fidelity Series International Small Cap Fund (c)	13,366,499	182,853,702
Fidelity Series International Value Fund (c)	82,018,855	704,541,968
Fidelity Series Overseas Fund (c)	74,348,097	708,537,367
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,154,262,449)		4,217,557,608

Bond Funds - 48.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	35,042,752	338,162,561
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	173,580,267	1,386,906,336
Fidelity Series Emerging Markets Debt Fund (c)	12,845,540	88,120,407
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,637,351	28,989,690
Fidelity Series Floating Rate High Income Fund (c)	1,990,014	17,313,125
Fidelity Series High Income Fund (c)	11,549,562	91,010,550
Fidelity Series International Credit Fund (c)	2,220,212	17,473,068
Fidelity Series International Developed Markets Bond Index Fund (c)	79,458,339	676,985,045
Fidelity Series Investment Grade Bond Fund (c)	477,077,113	4,656,272,616
Fidelity Series Long-Term Treasury Bond Index Fund (c)	124,372,023	742,500,976
Fidelity Series Real Estate Income Fund (c)	4,534,659	43,169,952
TOTAL BOND FUNDS (Cost $9,556,613,824)		8,086,904,326

Short-Term Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	8,420,038	8,421,722
Fidelity Series Government Money Market Fund 3.00% (c)(e)	255,743,327	255,743,327
Fidelity Series Short-Term Credit Fund (c)	4,352,986	41,266,309
TOTAL SHORT-TERM FUNDS (Cost $307,414,769)		305,431,358

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,791,417,539)	16,773,365,814
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,380,962)
NET ASSETS - 100.0%	16,771,984,852

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,732	Dec 2022	306,154,750	(18,752,787)	(18,752,787)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	257	Dec 2022	35,209,000	(449,030)	(449,030)

TOTAL PURCHASED					(19,201,817)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	367	Dec 2022	66,087,525	1,084,878	1,084,878
ICE E-mini MSCI EAFE Index Contracts (United States)	969	Dec 2022	80,456,070	9,294,210	9,294,210
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	565	Dec 2022	24,619,875	25,408	25,408

TOTAL SOLD					10,404,496

TOTAL FUTURES CONTRACTS					(8,797,321)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,373,550.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	15,447,040	103,234,844	110,260,162	122,306	54	(54)	8,421,722	0.0%
Total	15,447,040	103,234,844	110,260,162	122,306	54	(54)	8,421,722

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	243,378,266	170,970,290	62,888,969	-	(145,022)	(13,152,004)	338,162,561
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,520,224,548	348,716,902	205,982,531	1	(18,604,689)	(257,447,894)	1,386,906,336
Fidelity Series All-Sector Equity Fund	212,784,609	1,878,879	24,967,476	-	(3,324,484)	(37,738,856)	148,632,672
Fidelity Series Blue Chip Growth Fund	349,393,472	171,699,295	47,371,450	12,044,547	(8,795,687)	(109,652,649)	355,272,981
Fidelity Series Canada Fund	410,925,140	12,398,169	39,127,428	-	4,876,993	(84,148,521)	304,924,353
Fidelity Series Commodity Strategy Fund	326,346,227	162,069,137	115,904,183	145,955,976	(22,354,404)	(148,569,893)	201,586,884
Fidelity Series Emerging Markets Debt Fund	112,454,792	3,471,212	9,430,684	2,744,448	(2,521,654)	(15,853,259)	88,120,407
Fidelity Series Emerging Markets Debt Local Currency Fund	36,954,064	1,075	3,863,104	-	(794,078)	(3,308,267)	28,989,690
Fidelity Series Emerging Markets Fund	207,713,565	11,712,781	17,425,972	-	(1,525,885)	(43,635,121)	156,839,368
Fidelity Series Emerging Markets Opportunities Fund	1,871,499,618	135,091,011	160,285,991	-	(20,784,875)	(367,516,845)	1,458,002,918
Fidelity Series Floating Rate High Income Fund	22,285,625	524,378	4,406,586	523,734	(498,123)	(592,169)	17,313,125
Fidelity Series Government Money Market Fund 3.00%	448,766,444	100,691,874	293,714,991	1,317,772	-	-	255,743,327
Fidelity Series Growth Company Fund	870,783,396	150,044,039	88,572,902	-	(7,631,217)	(227,868,850)	696,754,466
Fidelity Series High Income Fund	133,191,371	3,047,415	29,346,348	3,043,753	(3,021,010)	(12,860,878)	91,010,550
Fidelity Series Inflation-Protected Bond Index Fund	240,085,881	2,070,161	236,995,396	2,051,034	5,571,878	(10,732,524)	-
Fidelity Series International Credit Fund	20,287,275	276,988	21,132	276,987	(471)	(3,069,592)	17,473,068
Fidelity Series International Developed Markets Bond Index Fund	673,916,940	148,259,450	81,535,350	1,084,292	(6,257,257)	(57,398,738)	676,985,045
Fidelity Series International Growth Fund	938,022,383	69,055,204	96,936,663	-	(16,117,285)	(192,165,707)	701,857,932
Fidelity Series International Small Cap Fund	259,047,128	2,158,688	19,118,795	-	(5,122,063)	(54,111,256)	182,853,702
Fidelity Series International Value Fund	949,103,204	54,473,676	98,719,214	-	6,063,975	(206,379,673)	704,541,968
Fidelity Series Intrinsic Opportunities Fund	824,875,443	90,350,284	431,317,282	90,273,710	160,685,280	(324,231,920)	320,361,805
Fidelity Series Investment Grade Bond Fund	6,150,485,142	197,890,216	1,087,477,354	77,405,593	(104,909,079)	(499,716,309)	4,656,272,616
Fidelity Series Large Cap Stock Fund	774,403,850	167,728,196	101,031,185	39,641,855	136,060	(180,106,473)	661,130,448
Fidelity Series Large Cap Value Index Fund	291,496,998	5,178,208	32,676,323	-	8,281,179	(55,318,515)	216,961,547
Fidelity Series Long-Term Treasury Bond Index Fund	948,599,599	99,647,530	99,132,498	10,917,695	(9,106,517)	(197,507,138)	742,500,976
Fidelity Series Opportunistic Insights Fund	446,183,157	113,338,141	51,017,105	-	(7,560,732)	(96,114,486)	404,828,975
Fidelity Series Overseas Fund	944,892,935	67,924,275	74,790,632	-	(9,637,831)	(219,851,380)	708,537,367
Fidelity Series Real Estate Income Fund	80,981,409	3,515,484	30,954,303	3,511,786	1,501,384	(11,874,022)	43,169,952
Fidelity Series Short-Term Credit Fund	112,438,631	2,856,491	72,377,489	457,061	(2,095,385)	444,061	41,266,309
Fidelity Series Small Cap Discovery Fund	96,063,424	11,918,350	12,739,606	10,298,629	883,556	(28,862,688)	67,263,036
Fidelity Series Small Cap Opportunities Fund	315,172,162	16,051,387	43,005,219	10,568,307	(5,824,311)	(56,237,774)	226,156,245
Fidelity Series Stock Selector Large Cap Value Fund	652,335,617	21,690,805	87,876,874	-	11,581,952	(117,613,024)	480,118,476
Fidelity Series Value Discovery Fund	496,259,993	12,475,206	69,620,533	-	19,333,313	(83,416,542)	375,031,437
	21,981,352,308	2,359,175,197	3,830,631,568	412,117,180	(37,716,489)	(3,716,608,906)	16,755,570,542

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	9,373,550	-	9,373,550	-

Domestic Equity Funds	4,154,098,972	4,154,098,972	-	-

International Equity Funds	4,217,557,608	4,217,557,608	-	-

Bond Funds	8,086,904,326	8,086,904,326	-	-

Short-Term Funds	305,431,358	305,431,358	-	-
Total Investments in Securities:	16,773,365,814	16,763,992,264	9,373,550	-
Derivative Instruments:

Assets
Futures Contracts	10,404,496	10,404,496	-	-
Total Assets	10,404,496	10,404,496	-	-

Liabilities
Futures Contracts	(19,201,817)	(19,201,817)	-	-
Total Liabilities	(19,201,817)	(19,201,817)	-	-
Total Derivative Instruments:	(8,797,321)	(8,797,321)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	10,404,496	0
Total Equity Risk	10,404,496	0
Interest Rate Risk
Futures Contracts (a)	0	(19,201,817)
Total Interest Rate Risk	0	(19,201,817)
Total Value of Derivatives	10,404,496	(19,201,817)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2020 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $9,371,171)		$9,373,550
Fidelity Central Funds (cost $8,420,914)		8,421,722
Other affiliated issuers (cost $17,773,625,454)		16,755,570,542

Total Investment in Securities (cost $17,791,417,539)			$16,773,365,814
Receivable for investments sold			199,093,287
Receivable for fund shares sold			7,707,108
Distributions receivable from Fidelity Central Funds			25,437
Other receivables			315,673
Total assets			16,980,507,319
Liabilities
Payable for investments purchased		167,328,134
Payable for fund shares redeemed		32,600,852
Accrued management fee		7,894,755
Payable for daily variation margin on futures contracts		383,053
Other payables and accrued expenses		315,673
Total Liabilities			208,522,467
Net Assets			$16,771,984,852
Net Assets consist of:
Paid in capital			$17,569,742,761
Total accumulated earnings (loss)			(797,757,909)
Net Assets			$16,771,984,852

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund :
Net Asset Value , offering price and redemption price per share ($9,308,570,357 ÷ 747,486,964 shares)			$12.45
Class K :
Net Asset Value , offering price and redemption price per share ($5,367,207,351 ÷ 431,057,419 shares)			$12.45
Class K6 :
Net Asset Value , offering price and redemption price per share ($2,096,207,144 ÷ 169,003,613 shares)			$12.40
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$260,975,140
Interest		84,839
Income from Fidelity Central Funds		122,306
Total Income		261,182,285
Expenses
Management fee	$51,503,082
Independent trustees' fees and expenses	34,052
Total expenses before reductions	51,537,134
Expense reductions	(60)
Total expenses after reductions		51,537,074
Net Investment income (loss)		209,645,211
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,841
Fidelity Central Funds	54
Other affiliated issuers	(37,716,489)
Futures contracts	(5,314,105)
Capital gain distributions from underlying funds:
Affiliated issuers	151,142,040
Total net realized gain (loss)		108,114,341
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,398
Fidelity Central Funds	(54)
Other affiliated issuers	(3,716,608,906)
Futures contracts	(14,738,934)
Total change in net unrealized appreciation (depreciation)		(3,731,345,496)
Net gain (loss)		(3,623,231,155)
Net increase (decrease) in net assets resulting from operations		$(3,413,585,944)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$209,645,211	$576,321,543
Net realized gain (loss)	108,114,341	2,092,561,777
Change in net unrealized appreciation (depreciation)	(3,731,345,496)	(2,352,709,765)
Net increase (decrease) in net assets resulting from operations	(3,413,585,944)	316,173,555
Distributions to shareholders	(1,086,491,598)	(2,804,931,957)
Share transactions - net increase (decrease)	(731,712,014)	(1,799,559,611)
Total increase (decrease) in net assets	(5,231,789,556)	(4,288,318,013)

Net Assets
Beginning of period	22,003,774,408	26,292,092,421
End of period	$16,771,984,852	$22,003,774,408

Financial Highlights
Fidelity Freedom® 2020 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.72	$17.53	$14.21	$15.83	$16.51	$15.70
Income from Investment Operations
Net investment income (loss) A,B	.15	.39	.18	.28	.28	.22
Net realized and unrealized gain (loss)	(2.63)	(.19)	4.32	(.84)	.10	1.34
Total from investment operations	(2.48)	.20	4.50	(.56)	.38	1.56
Distributions from net investment income	(.01)	(.42)	(.20)	(.30)	(.28)	(.22)
Distributions from net realized gain	(.78)	(1.59)	(.98)	(.76)	(.78)	(.52)
Total distributions	(.79)	(2.01)	(1.18)	(1.06)	(1.06)	(.75) C
Net asset value, end of period	$12.45	$15.72	$17.53	$14.21	$15.83	$16.51
Total Return D,E	(16.28)%	.66%	32.56%	(4.15)%	2.66%	10.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.58% I	.59%	.60%	.61%	.52%
Expenses net of fee waivers, if any	.58% H	.58% I	.59%	.60%	.61%	.52%
Expenses net of all reductions	.58% H	.58% I	.59%	.60%	.61%	.52%
Net investment income (loss)	2.13% H	2.29%	1.07%	1.76%	1.76%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$9,308,570	$12,039,706	$13,282,370	$10,620,621	$12,395,049	$12,916,078
Portfolio turnover rate J	24% H,K	34%	26%	23%	19%	21% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2020 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$15.71	$17.52	$14.20	$15.81	$16.49	$16.24
Income from Investment Operations
Net investment income (loss) B,C	.15	.41	.19	.29	.29	.27
Net realized and unrealized gain (loss)	(2.62)	(.20)	4.32	(.83)	.10	.50
Total from investment operations	(2.47)	.21	4.51	(.54)	.39	.77
Distributions from net investment income	(.01)	(.42)	(.21)	(.31)	(.29)	(.21)
Distributions from net realized gain	(.78)	(1.59)	(.98)	(.76)	(.78)	(.31)
Total distributions	(.79)	(2.02) D	(1.19)	(1.07)	(1.07)	(.52)
Net asset value, end of period	$12.45	$15.71	$17.52	$14.20	$15.81	$16.49
Total Return E,F	(16.22)%	.70%	32.66%	(4.04)%	2.73%	4.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50% I	.51%	.52%	.52%	.53%	.54% I
Expenses net of fee waivers, if any	.50% I	.51%	.52%	.52%	.53%	.54% I
Expenses net of all reductions	.50% I	.51%	.52%	.52%	.53%	.54% I
Net investment income (loss)	2.20% I	2.36%	1.15%	1.84%	1.84%	2.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,367,207	$7,535,845	$10,341,455	$9,840,293	$13,509,101	$16,611,072
Portfolio turnover rate J	24% I,K	34%	26%	23%	19%	21% L

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2020 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$15.65	$17.47	$14.16	$15.78	$16.50	$16.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.42	.20	.31	.30	.24
Net realized and unrealized gain (loss)	(2.61)	(.20)	4.32	(.83)	.10	.79
Total from investment operations	(2.45)	.22	4.52	(.52)	.40	1.03
Distributions from net investment income	(.01)	(.45)	(.23)	(.34)	(.34)	(.22)
Distributions from net realized gain	(.78)	(1.59)	(.98)	(.76)	(.78)	(.31)
Total distributions	(.80) D	(2.04)	(1.21)	(1.10)	(1.12)	(.53)
Net asset value, end of period	$12.40	$15.65	$17.47	$14.16	$15.78	$16.50
Total Return E,F	(16.18)%	.77%	32.85%	(3.96)%	2.80%	6.40%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I	.42%	.42%	.43%	.43%	.44% I
Expenses net of fee waivers, if any	.42% I	.42%	.42%	.43%	.43%	.44% I
Expenses net of all reductions	.42% I	.42%	.42%	.43%	.43%	.44% I
Net investment income (loss)	2.29% I	2.46%	1.24%	1.93%	1.94%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,096,207	$2,428,224	$2,668,267	$2,087,924	$1,831,743	$474,981
Portfolio turnover rate J	24% I,K	34%	26%	23%	19%	21% L

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2025 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	24.2
Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Growth Company Fund	4.9
Fidelity Series Overseas Fund	4.8
Fidelity Series International Value Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
74.0

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2025 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $12,562,457)	12,610,000	12,564,884

Domestic Equity Funds - 28.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	27,107,032	232,578,338
Fidelity Series Blue Chip Growth Fund (c)	55,370,268	555,917,493
Fidelity Series Commodity Strategy Fund (c)	128,255,978	268,054,993
Fidelity Series Growth Company Fund (c)	81,241,367	1,090,259,149
Fidelity Series Intrinsic Opportunities Fund (c)	38,122,420	501,691,044
Fidelity Series Large Cap Stock Fund (c)	70,042,441	1,034,526,858
Fidelity Series Large Cap Value Index Fund (c)	26,690,255	339,500,042
Fidelity Series Opportunistic Insights Fund (c)	44,684,990	634,973,708
Fidelity Series Small Cap Discovery Fund (c)	11,186,641	104,930,693
Fidelity Series Small Cap Opportunities Fund (c)	32,828,458	353,890,776
Fidelity Series Stock Selector Large Cap Value Fund (c)	67,259,315	751,286,553
Fidelity Series Value Discovery Fund (c)	42,693,649	587,891,551
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,030,584,442)		6,455,501,198

International Equity Funds - 28.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	36,896,705	457,519,145
Fidelity Series Emerging Markets Fund (c)	31,362,559	227,064,929
Fidelity Series Emerging Markets Opportunities Fund (c)	145,037,523	2,105,944,834
Fidelity Series International Growth Fund (c)	82,101,513	1,052,541,402
Fidelity Series International Small Cap Fund (c)	20,043,036	274,188,726
Fidelity Series International Value Fund (c)	123,000,248	1,056,572,134
Fidelity Series Overseas Fund (c)	111,498,370	1,062,579,462
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,455,568,185)		6,236,410,632

Bond Funds - 42.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	213,894,150	1,709,014,256
Fidelity Series Emerging Markets Debt Fund (c)	17,095,707	117,276,551
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,840,561	38,579,274
Fidelity Series Floating Rate High Income Fund (c)	2,627,688	22,860,884
Fidelity Series High Income Fund (c)	15,369,815	121,114,142
Fidelity Series International Credit Fund (c)	1,906,722	15,005,904
Fidelity Series International Developed Markets Bond Index Fund (c)	103,899,317	885,222,181
Fidelity Series Investment Grade Bond Fund (c)	554,194,116	5,408,934,569
Fidelity Series Long-Term Treasury Bond Index Fund (c)	184,032,965	1,098,676,803
Fidelity Series Real Estate Income Fund (c)	6,035,729	57,460,137
TOTAL BOND FUNDS (Cost $11,336,884,741)		9,474,144,701

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	12,746,543	12,749,092
Fidelity Series Government Money Market Fund 3.00% (c)(e)	118,636,730	118,636,730
TOTAL SHORT-TERM FUNDS (Cost $131,384,726)		131,385,822

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,966,984,551)	22,310,007,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,355,098)
NET ASSETS - 100.0%	22,306,652,139

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,633	Dec 2022	407,123,063	(24,913,722)	(24,913,722)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	341	Dec 2022	46,717,000	(594,807)	(594,807)

TOTAL PURCHASED					(25,508,529)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	491	Dec 2022	88,416,825	1,208,323	1,208,323
ICE E-mini MSCI EAFE Index Contracts (United States)	1,190	Dec 2022	98,805,700	13,308,759	13,308,759
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	751	Dec 2022	32,724,825	47,745	47,745

TOTAL SOLD					14,564,827

TOTAL FUTURES CONTRACTS					(10,943,702)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,564,884.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	21,155,238	135,007,460	143,413,607	166,552	-	1	12,749,092	0.0%
Total	21,155,238	135,007,460	143,413,607	166,552	-	1	12,749,092

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	137,636,698	138,014,660	-	377,962	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,680,339,392	468,560,085	115,964,652	-	(9,502,561)	(314,418,008)	1,709,014,256
Fidelity Series All-Sector Equity Fund	322,378,969	2,607,508	29,377,051	-	(5,492,496)	(57,538,592)	232,578,338
Fidelity Series Blue Chip Growth Fund	529,314,920	266,297,047	57,156,853	18,793,152	(13,503,331)	(169,034,290)	555,917,493
Fidelity Series Canada Fund	592,526,886	21,306,250	39,187,455	-	(194,724)	(116,931,812)	457,519,145
Fidelity Series Commodity Strategy Fund	424,469,766	216,298,742	145,012,222	194,089,793	(33,748,455)	(193,952,838)	268,054,993
Fidelity Series Emerging Markets Debt Fund	146,332,253	3,938,198	8,731,316	3,631,641	(2,537,306)	(21,725,278)	117,276,551
Fidelity Series Emerging Markets Debt Local Currency Fund	47,940,358	110,815	4,084,136	-	(758,617)	(4,629,146)	38,579,274
Fidelity Series Emerging Markets Fund	291,628,611	16,506,578	16,705,219	-	(1,469,754)	(62,895,287)	227,064,929
Fidelity Series Emerging Markets Opportunities Fund	2,627,897,710	194,503,930	162,874,511	-	(35,335,415)	(518,246,880)	2,105,944,834
Fidelity Series Floating Rate High Income Fund	28,922,765	748,832	5,375,969	689,880	(613,187)	(821,557)	22,860,884
Fidelity Series Government Money Market Fund 3.00%	265,311,330	118,803,565	265,478,165	158,399	-	-	118,636,730
Fidelity Series Growth Company Fund	1,319,291,184	232,927,723	101,150,780	-	(8,763,424)	(352,045,554)	1,090,259,149
Fidelity Series High Income Fund	172,533,708	4,322,699	34,867,603	4,003,050	(3,767,517)	(17,107,145)	121,114,142
Fidelity Series Inflation-Protected Bond Index Fund	255,849,564	2,743,171	252,572,724	2,722,846	5,669,239	(11,689,250)	-
Fidelity Series International Credit Fund	17,436,644	238,066	30,447	238,067	(678)	(2,637,681)	15,005,904
Fidelity Series International Developed Markets Bond Index Fund	867,338,660	195,764,887	95,167,554	1,409,624	(8,961,642)	(73,752,170)	885,222,181
Fidelity Series International Growth Fund	1,362,401,445	104,280,273	106,749,654	-	(15,342,432)	(292,048,230)	1,052,541,402
Fidelity Series International Small Cap Fund	373,880,732	4,777,892	17,411,656	-	(4,666,239)	(82,392,003)	274,188,726
Fidelity Series International Value Fund	1,382,192,947	79,724,476	108,773,108	-	(3,705,947)	(292,866,234)	1,056,572,134
Fidelity Series Intrinsic Opportunities Fund	1,246,164,372	142,940,383	633,324,156	141,002,218	175,533,011	(429,622,566)	501,691,044
Fidelity Series Investment Grade Bond Fund	7,053,019,265	253,392,872	1,199,331,350	89,326,196	(116,649,749)	(581,496,469)	5,408,934,569
Fidelity Series Large Cap Stock Fund	1,173,264,400	260,090,571	120,502,265	61,593,592	(653,123)	(277,672,725)	1,034,526,858
Fidelity Series Large Cap Value Index Fund	441,651,298	9,600,249	39,094,385	-	4,645,426	(77,302,546)	339,500,042
Fidelity Series Long-Term Treasury Bond Index Fund	1,348,794,911	164,950,111	115,963,686	15,877,942	(13,556,301)	(285,548,232)	1,098,676,803
Fidelity Series Opportunistic Insights Fund	675,968,695	176,679,630	58,264,125	-	(7,204,289)	(152,206,203)	634,973,708
Fidelity Series Overseas Fund	1,375,432,600	95,520,836	69,046,990	-	(10,560,544)	(328,766,440)	1,062,579,462
Fidelity Series Real Estate Income Fund	105,031,277	4,846,762	38,700,056	4,645,478	(661,505)	(13,056,341)	57,460,137
Fidelity Series Short-Term Credit Fund	66,496,221	118,469	66,168,113	115,183	(1,764,603)	1,318,026	-
Fidelity Series Small Cap Discovery Fund	145,539,018	18,343,459	15,889,230	15,825,582	9,893	(43,072,447)	104,930,693
Fidelity Series Small Cap Opportunities Fund	477,492,105	24,682,576	52,806,153	16,483,374	(7,295,105)	(88,182,647)	353,890,776
Fidelity Series Stock Selector Large Cap Value Fund	988,313,245	35,197,777	108,604,408	-	1,355,629	(164,975,690)	751,286,553
Fidelity Series Value Discovery Fund	751,859,102	21,191,054	86,197,894	-	21,062,079	(120,022,790)	587,891,551
	28,557,014,353	3,279,652,184	4,308,578,546	570,606,017	(98,055,705)	(5,145,339,025)	22,284,693,261

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	12,564,884	-	12,564,884	-

Domestic Equity Funds	6,455,501,198	6,455,501,198	-	-

International Equity Funds	6,236,410,632	6,236,410,632	-	-

Bond Funds	9,474,144,701	9,474,144,701	-	-

Short-Term Funds	131,385,822	131,385,822	-	-
Total Investments in Securities:	22,310,007,237	22,297,442,353	12,564,884	-
Derivative Instruments:

Assets
Futures Contracts	14,564,827	14,564,827	-	-
Total Assets	14,564,827	14,564,827	-	-

Liabilities
Futures Contracts	(25,508,529)	(25,508,529)	-	-
Total Liabilities	(25,508,529)	(25,508,529)	-	-
Total Derivative Instruments:	(10,943,702)	(10,943,702)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	14,564,827	0
Total Equity Risk	14,564,827	0
Interest Rate Risk
Futures Contracts (a)	0	(25,508,529)
Total Interest Rate Risk	0	(25,508,529)
Total Value of Derivatives	14,564,827	(25,508,529)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2025 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $12,562,457)		$12,564,884
Fidelity Central Funds (cost $12,747,996)		12,749,092
Other affiliated issuers (cost $23,941,674,098)		22,284,693,261

Total Investment in Securities (cost $23,966,984,551)			$22,310,007,237
Receivable for investments sold			273,574,917
Receivable for fund shares sold			20,391,740
Distributions receivable from Fidelity Central Funds			33,881
Other receivables			321,261
Total assets			22,604,329,036
Liabilities
Payable for investments purchased		247,792,215
Payable for fund shares redeemed		37,983,083
Accrued management fee		11,006,328
Payable for daily variation margin on futures contracts		574,010
Other payables and accrued expenses		321,261
Total Liabilities			297,676,897
Net Assets			$22,306,652,139
Net Assets consist of:
Paid in capital			$23,695,811,537
Total accumulated earnings (loss)			(1,389,159,398)
Net Assets			$22,306,652,139

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund :
Net Asset Value , offering price and redemption price per share ($10,407,347,726 ÷ 915,896,424 shares)			$11.36
Class K :
Net Asset Value , offering price and redemption price per share ($8,208,821,473 ÷ 723,219,959 shares)			$11.35
Class K6 :
Net Asset Value , offering price and redemption price per share ($3,690,482,940 ÷ 325,967,880 shares)			$11.32
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$335,449,548
Interest		117,785
Income from Fidelity Central Funds		166,552
Total Income		335,733,885
Expenses
Management fee	$71,055,449
Independent trustees' fees and expenses	44,421
Total expenses before reductions	71,099,870
Expense reductions	(72)
Total expenses after reductions		71,099,798
Net Investment income (loss)		264,634,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,974
Affiliated issuers	(98,055,705)
Futures contracts	(7,853,486)
Capital gain distributions from underlying funds:
Affiliated issuers	235,156,469
Total net realized gain (loss)		129,250,252
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,418
Fidelity Central Funds	1
Other affiliated issuers	(5,145,339,025)
Futures contracts	(19,019,950)
Total change in net unrealized appreciation (depreciation)		(5,164,356,556)
Net gain (loss)		(5,035,106,304)
Net increase (decrease) in net assets resulting from operations		$(4,770,472,217)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$264,634,087	$720,634,141
Net realized gain (loss)	129,250,252	2,490,511,189
Change in net unrealized appreciation (depreciation)	(5,164,356,556)	(2,774,264,092)
Net increase (decrease) in net assets resulting from operations	(4,770,472,217)	436,881,238
Distributions to shareholders	(1,396,652,226)	(3,056,045,161)
Share transactions - net increase (decrease)	(113,289,941)	(652,205,596)
Total increase (decrease) in net assets	(6,280,414,384)	(3,271,369,519)

Net Assets
Beginning of period	28,587,066,523	31,858,436,042
End of period	$22,306,652,139	$28,587,066,523

Financial Highlights
Fidelity Freedom® 2025 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.49	$15.86	$12.34	$13.84	$14.35	$13.50
Income from Investment Operations
Net investment income (loss) A,B	.13	.36	.16	.24	.24	.18
Net realized and unrealized gain (loss)	(2.55)	(.13)	4.25	(.87)	.08	1.26
Total from investment operations	(2.42)	.23	4.41	(.63)	.32	1.44
Distributions from net investment income	- C	(.37)	(.17)	(.25)	(.23)	(.18)
Distributions from net realized gain	(.71)	(1.22)	(.72)	(.63)	(.59)	(.41)
Total distributions	(.71)	(1.60) D	(.89)	(.87) D	(.83) D	(.59)
Net asset value, end of period	$11.36	$14.49	$15.86	$12.34	$13.84	$14.35
Total Return E,F	(17.20)%	.99%	36.58%	(5.17)%	2.53%	10.81%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I	.63%	.64%	.64%	.65%	.56% J
Expenses net of fee waivers, if any	.62% I	.63%	.64%	.64%	.65%	.56% J
Expenses net of all reductions	.62% I	.63%	.64%	.64%	.65%	.56% J
Net investment income (loss)	2.02% I	2.28%	1.07%	1.72%	1.70%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$10,407,348	$13,230,186	$13,719,791	$9,905,175	$10,953,002	$10,923,217
Portfolio turnover rate K	26% I,L	35%	26%	29%	19%	18% M

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2025 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.47	$15.84	$12.32	$13.82	$14.33	$14.02
Income from Investment Operations
Net investment income (loss) B,C	.13	.37	.17	.25	.25	.23
Net realized and unrealized gain (loss)	(2.53)	(.14)	4.25	(.87)	.08	.50
Total from investment operations	(2.40)	.23	4.42	(.62)	.33	.73
Distributions from net investment income	(.01)	(.38)	(.18)	(.26)	(.24)	(.18)
Distributions from net realized gain	(.71)	(1.22)	(.72)	(.63)	(.59)	(.24)
Total distributions	(.72)	(1.60)	(.90)	(.88) D	(.84) D	(.42)
Net asset value, end of period	$11.35	$14.47	$15.84	$12.32	$13.82	$14.33
Total Return E,F	(17.13)%	1.04%	36.74%	(5.11)%	2.61%	5.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.54% I	.55%	.55%	.56%	.57%	.58% I,J
Expenses net of fee waivers, if any	.54% I	.55%	.55%	.56%	.57%	.58% I,J
Expenses net of all reductions	.54% I	.55%	.55%	.56%	.57%	.58% I,J
Net investment income (loss)	2.10% I	2.36%	1.15%	1.81%	1.79%	2.28% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,208,821	$11,140,241	$13,839,951	$11,470,984	$13,768,298	$15,743,238
Portfolio turnover rate K	26% I,L	35%	26%	29%	19%	18% M

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2025 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.44	$15.81	$12.30	$13.81	$14.35	$13.80
Income from Investment Operations
Net investment income (loss) B,C	.14	.39	.18	.27	.26	.21
Net realized and unrealized gain (loss)	(2.54)	(.13)	4.25	(.87)	.08	.76
Total from investment operations	(2.40)	.26	4.43	(.60)	.34	.97
Distributions from net investment income	(.01)	(.40)	(.20)	(.28)	(.29)	(.19)
Distributions from net realized gain	(.71)	(1.22)	(.72)	(.63)	(.59)	(.24)
Total distributions	(.72)	(1.63) D	(.92)	(.91)	(.88)	(.42) D
Net asset value, end of period	$11.32	$14.44	$15.81	$12.30	$13.81	$14.35
Total Return E,F	(17.14)%	1.19%	36.91%	(5.02)%	2.73%	7.02%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44% I	.44%	.44%	.45%	.45%	.46% I,J
Expenses net of fee waivers, if any	.44% I	.44%	.44%	.45%	.45%	.46% I,J
Expenses net of all reductions	.44% I	.44%	.44%	.45%	.45%	.46% I,J
Net investment income (loss)	2.21% I	2.46%	1.26%	1.92%	1.90%	1.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,690,483	$4,216,639	$4,298,694	$2,897,146	$2,419,859	$625,475
Portfolio turnover rate K	26% I,L	35%	26%	29%	19%	18% M

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2030 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	21.5
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Growth Company Fund	5.6
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Value Fund	5.2
Fidelity Series International Growth Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Stock Selector Large Cap Value Fund	3.8
71.2

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2030 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 3.29% 10/13/22 to 12/29/22 (b) (Cost $16,341,265)	16,380,000	16,342,849

Domestic Equity Funds - 32.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	40,508,129	347,559,743
Fidelity Series Blue Chip Growth Fund (c)	82,742,970	830,739,423
Fidelity Series Commodity Strategy Fund (c)	168,485,563	352,134,826
Fidelity Series Growth Company Fund (c)	121,404,366	1,629,246,590
Fidelity Series Intrinsic Opportunities Fund (c)	57,075,887	751,118,679
Fidelity Series Large Cap Stock Fund (c)	104,669,351	1,545,966,317
Fidelity Series Large Cap Value Index Fund (c)	39,885,256	507,340,457
Fidelity Series Opportunistic Insights Fund (c)	66,877,282	950,326,171
Fidelity Series Small Cap Discovery Fund (c)	16,731,038	156,937,133
Fidelity Series Small Cap Opportunities Fund (c)	49,058,435	528,849,927
Fidelity Series Stock Selector Large Cap Value Fund (c)	100,510,607	1,122,703,478
Fidelity Series Value Discovery Fund (c)	63,869,457	879,482,419
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,032,831,583)		9,602,405,163

International Equity Funds - 30.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	53,521,245	663,663,440
Fidelity Series Emerging Markets Fund (c)	44,287,595	320,642,190
Fidelity Series Emerging Markets Opportunities Fund (c)	204,095,056	2,963,460,214
Fidelity Series International Growth Fund (c)	119,021,077	1,525,850,210
Fidelity Series International Small Cap Fund (c)	29,066,330	397,627,401
Fidelity Series International Value Fund (c)	178,310,552	1,531,687,640
Fidelity Series Overseas Fund (c)	161,636,507	1,540,395,908
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,443,124,135)		8,943,327,003

Bond Funds - 35.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	129,364,968	1,033,626,096
Fidelity Series Emerging Markets Debt Fund (c)	22,397,706	153,648,262
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	6,341,810	50,544,229
Fidelity Series Floating Rate High Income Fund (c)	3,553,549	30,915,877
Fidelity Series High Income Fund (c)	20,136,418	158,674,976
Fidelity Series International Credit Fund (c)	1,867,321	14,695,816
Fidelity Series International Developed Markets Bond Index Fund (c)	134,745,258	1,148,029,594
Fidelity Series Investment Grade Bond Fund (c)	642,329,356	6,269,134,513
Fidelity Series Long-Term Treasury Bond Index Fund (c)	261,441,490	1,560,805,695
Fidelity Series Real Estate Income Fund (c)	7,908,745	75,291,251
TOTAL BOND FUNDS (Cost $12,585,508,288)		10,495,366,309

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	15,643,697	15,646,826
Fidelity Series Government Money Market Fund 3.00% (c)(e)	156,388,633	156,388,633
TOTAL SHORT-TERM FUNDS (Cost $172,034,669)		172,035,459

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $31,249,839,940)	29,229,476,783
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,927,880)
NET ASSETS - 100.0%	29,225,548,903

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,759	Dec 2022	533,305,438	(32,576,729)	(32,576,729)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	447	Dec 2022	61,239,000	(777,221)	(777,221)

TOTAL PURCHASED					(33,353,950)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	637	Dec 2022	114,707,775	1,326,197	1,326,197
ICE E-mini MSCI EAFE Index Contracts (United States)	1,535	Dec 2022	127,451,050	17,239,865	17,239,865
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	986	Dec 2022	42,964,950	72,712	72,712

TOTAL SOLD					18,638,774

TOTAL FUTURES CONTRACTS					(14,715,176)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,342,849.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	32,227,303	165,586,093	182,166,571	205,152	316	(315)	15,646,826	0.0%
Total	32,227,303	165,586,093	182,166,571	205,152	316	(315)	15,646,826

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	129,217,515	129,621,762	-	404,247	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	954,278,596	296,964,636	27,542,865	-	(926,568)	(189,147,703)	1,033,626,096
Fidelity Series All-Sector Equity Fund	468,820,867	3,477,155	31,963,970	-	(6,469,415)	(86,304,894)	347,559,743
Fidelity Series Blue Chip Growth Fund	769,724,642	394,170,307	63,415,055	28,008,161	(19,216,899)	(250,523,572)	830,739,423
Fidelity Series Canada Fund	838,514,271	34,166,124	41,219,627	-	(955,874)	(166,841,454)	663,663,440
Fidelity Series Commodity Strategy Fund	541,975,807	284,353,316	176,625,360	253,643,450	(44,676,323)	(252,892,614)	352,134,826
Fidelity Series Emerging Markets Debt Fund	186,960,349	6,655,080	8,556,074	4,704,085	(614,319)	(30,796,774)	153,648,262
Fidelity Series Emerging Markets Debt Local Currency Fund	61,034,033	1,076,800	4,590,899	-	(690,157)	(6,285,548)	50,544,229
Fidelity Series Emerging Markets Fund	399,058,446	23,227,283	12,223,949	-	(1,782,721)	(87,636,869)	320,642,190
Fidelity Series Emerging Markets Opportunities Fund	3,595,901,366	267,344,859	130,763,814	-	(30,609,624)	(738,412,573)	2,963,460,214
Fidelity Series Floating Rate High Income Fund	36,849,698	1,075,008	5,155,071	892,568	(541,555)	(1,312,203)	30,915,877
Fidelity Series Government Money Market Fund 3.00%	147,269,053	156,645,665	147,526,085	93,120	-	-	156,388,633
Fidelity Series Growth Company Fund	1,918,589,106	345,207,621	103,755,741	-	(14,363,259)	(516,431,137)	1,629,246,590
Fidelity Series High Income Fund	220,946,180	6,200,093	41,447,435	5,182,513	(4,232,752)	(22,791,110)	158,674,976
Fidelity Series Inflation-Protected Bond Index Fund	243,555,639	3,871,446	240,664,952	3,536,107	5,189,947	(11,952,080)	-
Fidelity Series International Credit Fund	17,072,710	233,098	26,617	233,098	(593)	(2,582,782)	14,695,816
Fidelity Series International Developed Markets Bond Index Fund	1,101,969,074	257,109,635	104,401,067	1,802,336	(10,084,621)	(96,563,427)	1,148,029,594
Fidelity Series International Growth Fund	1,921,789,584	150,023,912	106,403,997	-	(18,964,723)	(420,594,566)	1,525,850,210
Fidelity Series International Small Cap Fund	528,272,673	6,465,624	12,183,184	-	(2,573,806)	(122,353,906)	397,627,401
Fidelity Series International Value Fund	1,945,562,363	117,877,474	106,554,347	-	(4,656,019)	(420,541,831)	1,531,687,640
Fidelity Series Intrinsic Opportunities Fund	1,810,514,645	217,876,988	899,732,555	210,407,406	235,107,328	(612,647,727)	751,118,679
Fidelity Series Investment Grade Bond Fund	7,989,906,197	331,806,106	1,252,304,361	102,233,223	(112,844,669)	(687,428,760)	6,269,134,513
Fidelity Series Large Cap Stock Fund	1,706,251,208	386,026,380	134,370,933	91,279,996	(3,663,892)	(408,276,446)	1,545,966,317
Fidelity Series Large Cap Value Index Fund	642,254,176	16,364,498	43,794,881	-	4,479,114	(111,962,450)	507,340,457
Fidelity Series Long-Term Treasury Bond Index Fund	1,844,800,860	253,985,606	120,999,550	22,206,669	(18,254,782)	(398,726,439)	1,560,805,695
Fidelity Series Opportunistic Insights Fund	983,018,276	263,972,565	61,497,266	-	(9,813,986)	(225,353,418)	950,326,171
Fidelity Series Overseas Fund	1,933,452,952	142,945,382	51,451,293	-	(6,260,320)	(478,290,813)	1,540,395,908
Fidelity Series Real Estate Income Fund	133,804,664	6,472,591	47,337,029	6,040,731	(985,123)	(16,663,852)	75,291,251
Fidelity Series Short-Term Credit Fund	36,910,085	108,280	36,771,632	64,814	(622,471)	375,738	-
Fidelity Series Small Cap Discovery Fund	211,127,819	27,548,598	18,326,379	23,241,592	(1,326,456)	(62,086,449)	156,937,133
Fidelity Series Small Cap Opportunities Fund	694,385,560	36,445,839	61,105,303	24,553,104	(7,817,708)	(133,058,461)	528,849,927
Fidelity Series Stock Selector Large Cap Value Fund	1,437,250,323	55,976,932	128,649,666	-	(5,430,187)	(236,443,924)	1,122,703,478
Fidelity Series Value Discovery Fund	1,093,397,839	34,566,479	102,118,442	-	18,785,200	(165,148,657)	879,482,419
	36,415,219,061	4,259,458,895	4,453,101,161	778,122,973	(64,412,986)	(6,959,676,701)	29,197,487,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	16,342,849	-	16,342,849	-

Domestic Equity Funds	9,602,405,163	9,602,405,163	-	-

International Equity Funds	8,943,327,003	8,943,327,003	-	-

Bond Funds	10,495,366,309	10,495,366,309	-	-

Short-Term Funds	172,035,459	172,035,459	-	-
Total Investments in Securities:	29,229,476,783	29,213,133,934	16,342,849	-
Derivative Instruments:

Assets
Futures Contracts	18,638,774	18,638,774	-	-
Total Assets	18,638,774	18,638,774	-	-

Liabilities
Futures Contracts	(33,353,950)	(33,353,950)	-	-
Total Liabilities	(33,353,950)	(33,353,950)	-	-
Total Derivative Instruments:	(14,715,176)	(14,715,176)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	18,638,774	0
Total Equity Risk	18,638,774	0
Interest Rate Risk
Futures Contracts (a)	0	(33,353,950)
Total Interest Rate Risk	0	(33,353,950)
Total Value of Derivatives	18,638,774	(33,353,950)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2030 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $16,341,265)		$16,342,849
Fidelity Central Funds (cost $15,646,036)		15,646,826
Other affiliated issuers (cost $31,217,852,639)		29,197,487,108

Total Investment in Securities (cost $31,249,839,940)			$29,229,476,783
Receivable for investments sold			341,744,720
Receivable for fund shares sold			26,289,281
Distributions receivable from Fidelity Central Funds			34,537
Other receivables			323,053
Total assets			29,597,868,374
Liabilities
Payable for investments purchased		320,456,438
Payable for fund shares redeemed		35,362,762
Accrued management fee		15,297,407
Payable for daily variation margin on futures contracts		879,811
Other payables and accrued expenses		323,053
Total Liabilities			372,319,471
Net Assets			$29,225,548,903
Net Assets consist of:
Paid in capital			$30,797,534,933
Total accumulated earnings (loss)			(1,571,986,030)
Net Assets			$29,225,548,903

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund :
Net Asset Value , offering price and redemption price per share ($13,342,608,561 ÷ 944,179,507 shares)			$14.13
Class K :
Net Asset Value , offering price and redemption price per share ($10,933,047,191 ÷ 773,986,878 shares)			$14.13
Class K6 :
Net Asset Value , offering price and redemption price per share ($4,949,893,151 ÷ 351,461,961 shares)			$14.08
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$428,539,186
Interest		162,955
Income from Fidelity Central Funds		205,152
Total Income		428,907,293
Expenses
Management fee	$97,592,007
Independent trustees' fees and expenses	57,007
Total expenses before reductions	97,649,014
Expense reductions	(71)
Total expenses after reductions		97,648,943
Net Investment income (loss)		331,258,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,484
Fidelity Central Funds	316
Other affiliated issuers	(64,412,986)
Futures contracts	(11,604,580)
Capital gain distributions from underlying funds:
Affiliated issuers	349,583,787
Total net realized gain (loss)		273,571,021
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,496
Fidelity Central Funds	(315)
Other affiliated issuers	(6,959,676,701)
Futures contracts	(24,127,145)
Total change in net unrealized appreciation (depreciation)		(6,983,802,665)
Net gain (loss)		(6,710,231,644)
Net increase (decrease) in net assets resulting from operations		$(6,378,973,294)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$331,258,350	$898,465,474
Net realized gain (loss)	273,571,021	3,328,156,548
Change in net unrealized appreciation (depreciation)	(6,983,802,665)	(3,546,839,721)
Net increase (decrease) in net assets resulting from operations	(6,378,973,294)	679,782,301
Distributions to shareholders	(1,871,319,671)	(4,024,014,410)
Share transactions - net increase (decrease)	1,016,795,456	832,976,200
Total increase (decrease) in net assets	(7,233,497,509)	(2,511,255,909)

Net Assets
Beginning of period	36,459,046,412	38,970,302,321
End of period	$29,225,548,903	$36,459,046,412

Financial Highlights
Fidelity Freedom® 2030 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.18	$19.92	$14.98	$17.20	$18.00	$16.72
Income from Investment Operations
Net investment income (loss) A,B	.15	.45	.19	.29	.28	.21
Net realized and unrealized gain (loss)	(3.27)	(.08)	5.95	(1.30)	.07	1.90
Total from investment operations	(3.12)	.37	6.14	(1.01)	.35	2.11
Distributions from net investment income	-	(.46)	(.21)	(.30)	(.28)	(.22)
Distributions from net realized gain	(.93)	(1.65)	(1.00)	(.92)	(.87)	(.61)
Total distributions	(.93)	(2.11)	(1.20) C	(1.21) C	(1.15)	(.83)
Net asset value, end of period	$14.13	$18.18	$19.92	$14.98	$17.20	$18.00
Total Return D,E	(17.70)%	1.41%	42.14%	(6.69)%	2.32%	12.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.67%	.68%	.69%	.69% I	.59%
Expenses net of fee waivers, if any	.66% H	.67%	.68%	.69%	.69% I	.59%
Expenses net of all reductions	.66% H	.67%	.68%	.69%	.69% I	.59%
Net investment income (loss)	1.95% H	2.26%	1.06%	1.68%	1.61%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$13,342,609	$16,667,165	$16,799,087	$11,724,021	$12,905,055	$12,684,794
Portfolio turnover rate J	26% H,K	33%	26%	31%	18%	18% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2030 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$18.17	$19.90	$14.97	$17.18	$17.98	$17.47
Income from Investment Operations
Net investment income (loss) B,C	.16	.47	.21	.30	.30	.28
Net realized and unrealized gain (loss)	(3.26)	(.08)	5.94	(1.29)	.06	.81
Total from investment operations	(3.10)	.39	6.15	(.99)	.36	1.09
Distributions from net investment income	- D	(.47)	(.22)	(.31)	(.29)	(.24)
Distributions from net realized gain	(.93)	(1.65)	(1.00)	(.92)	(.87)	(.35)
Total distributions	(.94) E	(2.12)	(1.22)	(1.22) E	(1.16)	(.58) E
Net asset value, end of period	$14.13	$18.17	$19.90	$14.97	$17.18	$17.98
Total Return F,G	(17.63)%	1.52%	42.20%	(6.57)%	2.40%	6.24%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.57% J	.58%	.59%	.59%	.60%	.62% J,K
Expenses net of fee waivers, if any	.57% J	.58%	.59%	.59%	.60%	.62% J,K
Expenses net of all reductions	.57% J	.58%	.59%	.59%	.60%	.62% J,K
Net investment income (loss)	2.04% J	2.35%	1.15%	1.77%	1.70%	2.23% J
Supplemental Data
Net assets, end of period (000 omitted)	$10,933,047	$14,350,456	$17,173,513	$13,601,568	$16,527,856	$18,414,961
Portfolio turnover rate L	26% J,M	33%	26%	31%	18%	18% N

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

N The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2030 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$18.12	$19.86	$14.94	$17.17	$18.00	$17.15
Income from Investment Operations
Net investment income (loss) B,C	.17	.49	.23	.33	.31	.26
Net realized and unrealized gain (loss)	(3.27)	(.07)	5.94	(1.30)	.08	1.18
Total from investment operations	(3.10)	.42	6.17	(.97)	.39	1.44
Distributions from net investment income	(.01)	(.50)	(.25)	(.34)	(.33)	(.24)
Distributions from net realized gain	(.93)	(1.66)	(1.00)	(.92)	(.89)	(.35)
Total distributions	(.94)	(2.16)	(1.25)	(1.26)	(1.22)	(.59)
Net asset value, end of period	$14.08	$18.12	$19.86	$14.94	$17.17	$18.00
Total Return D,E	(17.65)%	1.64%	42.45%	(6.52)%	2.57%	8.35%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H	.46%	.46%	.47%	.47%	.48% H,I
Expenses net of fee waivers, if any	.45% H	.46%	.46%	.47%	.47%	.48% H,I
Expenses net of all reductions	.45% H	.46%	.46%	.47%	.47%	.48% H,I
Net investment income (loss)	2.16% H	2.47%	1.28%	1.90%	1.83%	1.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,949,893	$5,441,425	$4,997,702	$3,208,497	$2,637,856	$821,874
Portfolio turnover rate J	26% H,K	33%	26%	31%	18%	18% L

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2035 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	12.2
Fidelity Series Emerging Markets Opportunities Fund	11.6
Fidelity Series Growth Company Fund	7.0
Fidelity Series Large Cap Stock Fund	6.7
Fidelity Series Overseas Fund	6.3
Fidelity Series International Value Fund	6.3
Fidelity Series International Growth Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	4.9
Fidelity Series Opportunistic Insights Fund	4.1
71.1

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2035 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 2.42% 10/13/22 to 10/20/22 (b) (Cost $13,185,004)	13,200,000	13,185,690

Domestic Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	38,806,926	332,963,426
Fidelity Series Blue Chip Growth Fund (c)	78,940,819	792,565,819
Fidelity Series Commodity Strategy Fund (c)	123,579,211	258,280,551
Fidelity Series Growth Company Fund (c)	115,825,154	1,554,373,563
Fidelity Series Intrinsic Opportunities Fund (c)	54,461,665	716,715,509
Fidelity Series Large Cap Stock Fund (c)	100,084,893	1,478,253,868
Fidelity Series Large Cap Value Index Fund (c)	38,226,279	486,238,264
Fidelity Series Opportunistic Insights Fund (c)	64,169,027	911,841,870
Fidelity Series Small Cap Discovery Fund (c)	16,066,907	150,707,591
Fidelity Series Small Cap Opportunities Fund (c)	46,994,289	506,598,434
Fidelity Series Stock Selector Large Cap Value Fund (c)	95,893,677	1,071,132,373
Fidelity Series Value Discovery Fund (c)	61,214,137	842,918,662
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,694,164,215)		9,102,589,930

International Equity Funds - 36.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	48,833,455	605,534,848
Fidelity Series Emerging Markets Fund (c)	38,525,518	278,924,750
Fidelity Series Emerging Markets Opportunities Fund (c)	176,409,302	2,561,463,059
Fidelity Series International Growth Fund (c)	108,008,048	1,384,663,175
Fidelity Series International Small Cap Fund (c)	26,512,343	362,688,856
Fidelity Series International Value Fund (c)	162,057,258	1,392,071,850
Fidelity Series Overseas Fund (c)	146,692,517	1,397,979,689
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,606,813,570)		7,983,326,227

Bond Funds - 22.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,711,484	21,664,754
Fidelity Series Emerging Markets Debt Fund (c)	16,952,308	116,292,833
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,799,814	38,254,515
Fidelity Series Floating Rate High Income Fund (c)	2,582,879	22,471,049
Fidelity Series High Income Fund (c)	15,240,114	120,092,102
Fidelity Series International Credit Fund (c)	1,243,073	9,782,988
Fidelity Series International Developed Markets Bond Index Fund (c)	64,487,653	549,434,804
Fidelity Series Investment Grade Bond Fund (c)	275,000,976	2,684,009,522
Fidelity Series Long-Term Treasury Bond Index Fund (c)	211,238,461	1,261,093,614
Fidelity Series Real Estate Income Fund (c)	5,986,030	56,987,007
TOTAL BOND FUNDS (Cost $5,945,019,864)		4,880,083,188

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	11,268,637	11,270,891
Fidelity Series Government Money Market Fund 3.00% (c)(e)	110,101,808	110,101,808
TOTAL SHORT-TERM FUNDS (Cost $121,372,699)		121,372,699

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,380,555,352)	22,100,557,734
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,092,694)
NET ASSETS - 100.0%	22,098,465,040

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,600	Dec 2022	403,425,000	(24,621,842)	(24,621,842)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	338	Dec 2022	46,306,000	(588,173)	(588,173)

TOTAL PURCHASED					(25,210,015)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	570	Dec 2022	102,642,750	517,749	517,749
ICE E-mini MSCI EAFE Index Contracts (United States)	1,012	Dec 2022	84,026,360	11,393,665	11,393,665
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	552	Dec 2022	24,053,400	64,568	64,568

TOTAL SOLD					11,975,982

TOTAL FUTURES CONTRACTS					(13,234,033)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,659,172.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	26,072,237	120,952,384	135,753,730	154,613	363	(363)	11,270,891	0.0%
Total	26,072,237	120,952,384	135,753,730	154,613	363	(363)	11,270,891

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,471,764	428,764	1,778,511	-	(138,030)	(4,319,233)	21,664,754
Fidelity Series All-Sector Equity Fund	452,644,898	6,686,435	36,602,833	-	(7,519,804)	(82,245,270)	332,963,426
Fidelity Series Blue Chip Growth Fund	743,116,631	363,030,680	53,239,211	26,743,643	(15,811,310)	(244,530,971)	792,565,819
Fidelity Series Canada Fund	772,535,919	36,476,444	49,555,955	-	(1,285,116)	(152,636,444)	605,534,848
Fidelity Series Commodity Strategy Fund	411,257,876	219,948,316	147,347,606	192,234,048	(43,615,836)	(181,962,199)	258,280,551
Fidelity Series Emerging Markets Debt Fund	141,087,586	6,486,120	7,493,513	3,553,561	(842,208)	(22,945,152)	116,292,833
Fidelity Series Emerging Markets Debt Local Currency Fund	45,864,369	1,798,202	4,140,428	-	(617,505)	(4,650,123)	38,254,515
Fidelity Series Emerging Markets Fund	348,177,997	18,767,516	10,316,024	-	(1,718,609)	(75,986,130)	278,924,750
Fidelity Series Emerging Markets Opportunities Fund	3,137,701,639	207,200,647	114,839,790	-	(30,130,445)	(638,468,992)	2,561,463,059
Fidelity Series Floating Rate High Income Fund	27,718,837	1,103,330	4,945,290	674,017	(540,547)	(865,281)	22,471,049
Fidelity Series Government Money Market Fund 3.00%	-	110,103,833	2,025	4,823	-	-	110,101,808
Fidelity Series Growth Company Fund	1,852,349,334	302,724,076	89,356,903	-	(15,679,660)	(495,663,284)	1,554,373,563
Fidelity Series High Income Fund	166,483,874	6,279,697	32,224,572	3,906,796	(3,924,074)	(16,522,823)	120,092,102
Fidelity Series International Credit Fund	11,369,458	155,230	21,415	155,230	(477)	(1,719,808)	9,782,988
Fidelity Series International Developed Markets Bond Index Fund	456,531,592	159,064,166	18,927,658	777,549	(1,403,942)	(45,829,354)	549,434,804
Fidelity Series International Growth Fund	1,768,739,893	121,051,228	102,462,817	-	(10,689,708)	(391,975,421)	1,384,663,175
Fidelity Series International Small Cap Fund	485,600,878	7,558,347	15,749,116	-	(3,067,205)	(111,654,048)	362,688,856
Fidelity Series International Value Fund	1,786,347,865	101,679,878	106,459,937	-	(2,641,175)	(386,854,781)	1,392,071,850
Fidelity Series Intrinsic Opportunities Fund	1,739,928,680	222,556,596	883,164,346	201,669,231	134,848,236	(497,453,657)	716,715,509
Fidelity Series Investment Grade Bond Fund	3,256,685,331	272,888,813	514,964,554	41,793,360	(40,960,561)	(289,639,507)	2,684,009,522
Fidelity Series Large Cap Stock Fund	1,647,354,196	345,049,671	117,836,911	87,286,084	(2,845,232)	(393,467,856)	1,478,253,868
Fidelity Series Large Cap Value Index Fund	620,080,218	20,973,511	51,373,118	-	4,526,384	(107,968,731)	486,238,264
Fidelity Series Long-Term Treasury Bond Index Fund	1,462,678,682	232,538,758	101,022,911	17,750,279	(16,345,299)	(316,755,616)	1,261,093,614
Fidelity Series Opportunistic Insights Fund	949,033,246	241,895,830	52,235,792	-	(8,082,703)	(218,768,711)	911,841,870
Fidelity Series Overseas Fund	1,778,495,495	115,305,047	52,280,474	-	(5,031,402)	(438,508,977)	1,397,979,689
Fidelity Series Real Estate Income Fund	100,745,186	5,567,807	35,748,200	4,496,125	(2,258,140)	(11,319,646)	56,987,007
Fidelity Series Small Cap Discovery Fund	203,152,679	25,370,796	16,858,885	22,297,824	(1,844,696)	(59,112,303)	150,707,591
Fidelity Series Small Cap Opportunities Fund	670,406,240	33,980,202	60,781,092	23,852,174	(7,411,827)	(129,595,089)	506,598,434
Fidelity Series Stock Selector Large Cap Value Fund	1,387,609,440	50,174,018	134,034,174	-	(4,473,824)	(228,143,087)	1,071,132,373
Fidelity Series Value Discovery Fund	1,055,646,397	40,504,030	112,595,030	-	12,112,554	(152,749,289)	842,918,662
	27,506,816,200	3,277,347,988	2,928,359,091	627,194,744	(77,392,161)	(5,702,311,783)	22,076,101,153

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	13,185,690	-	13,185,690	-

Domestic Equity Funds	9,102,589,930	9,102,589,930	-	-

International Equity Funds	7,983,326,227	7,983,326,227	-	-

Bond Funds	4,880,083,188	4,880,083,188	-	-

Short-Term Funds	121,372,699	121,372,699	-	-
Total Investments in Securities:	22,100,557,734	22,087,372,044	13,185,690	-
Derivative Instruments:

Assets
Futures Contracts	11,975,982	11,975,982	-	-
Total Assets	11,975,982	11,975,982	-	-

Liabilities
Futures Contracts	(25,210,015)	(25,210,015)	-	-
Total Liabilities	(25,210,015)	(25,210,015)	-	-
Total Derivative Instruments:	(13,234,033)	(13,234,033)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	11,975,982	0
Total Equity Risk	11,975,982	0
Interest Rate Risk
Futures Contracts (a)	0	(25,210,015)
Total Interest Rate Risk	0	(25,210,015)
Total Value of Derivatives	11,975,982	(25,210,015)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2035 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $13,185,004)		$13,185,690
Fidelity Central Funds (cost $11,270,891)		11,270,891
Other affiliated issuers (cost $23,356,099,457)		22,076,101,153

Total Investment in Securities (cost $23,380,555,352)			$22,100,557,734
Receivable for investments sold			154,859,971
Receivable for fund shares sold			29,212,341
Distributions receivable from Fidelity Central Funds			20,702
Other receivables			166,577
Total assets			22,284,817,325
Liabilities
Payable for investments purchased		153,225,277
Payable for fund shares redeemed		19,904,453
Accrued management fee		12,171,747
Payable for daily variation margin on futures contracts		884,231
Other payables and accrued expenses		166,577
Total Liabilities			186,352,285
Net Assets			$22,098,465,040
Net Assets consist of:
Paid in capital			$23,052,755,324
Total accumulated earnings (loss)			(954,290,284)
Net Assets			$22,098,465,040

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund :
Net Asset Value , offering price and redemption price per share ($9,374,088,495 ÷ 779,879,386 shares)			$12.02
Class K :
Net Asset Value , offering price and redemption price per share ($8,474,907,934 ÷ 705,526,320 shares)			$12.01
Class K6 :
Net Asset Value , offering price and redemption price per share ($4,249,468,611 ÷ 354,511,708 shares)			$11.99
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$292,638,525
Interest		128,646
Income from Fidelity Central Funds		154,613
Total Income		292,921,784
Expenses
Management fee	$77,309,715
Independent trustees' fees and expenses	42,917
Total expenses before reductions	77,352,632
Expense reductions	(77)
Total expenses after reductions		77,352,555
Net Investment income (loss)		215,569,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,504
Fidelity Central Funds	363
Other affiliated issuers	(77,392,161)
Futures contracts	(12,001,107)
Capital gain distributions from underlying funds:
Affiliated issuers	334,556,219
Total net realized gain (loss)		245,171,818
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	461
Fidelity Central Funds	(363)
Other affiliated issuers	(5,702,311,783)
Futures contracts	(17,229,105)
Total change in net unrealized appreciation (depreciation)		(5,719,540,790)
Net gain (loss)		(5,474,368,972)
Net increase (decrease) in net assets resulting from operations		$(5,258,799,743)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$215,569,229	$638,952,383
Net realized gain (loss)	245,171,818	2,846,867,362
Change in net unrealized appreciation (depreciation)	(5,719,540,790)	(2,709,931,792)
Net increase (decrease) in net assets resulting from operations	(5,258,799,743)	775,887,953
Distributions to shareholders	(1,617,186,684)	(3,186,981,326)
Share transactions - net increase (decrease)	1,434,228,980	1,059,713,495
Total increase (decrease) in net assets	(5,441,757,447)	(1,351,379,878)

Net Assets
Beginning of period	27,540,222,487	28,891,602,365
End of period	$22,098,465,040	$27,540,222,487

Financial Highlights
Fidelity Freedom® 2035 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.89	$17.36	$12.21	$14.42	$15.20	$13.88
Income from Investment Operations
Net investment income (loss) A,B	.11	.37	.16	.23	.21	.16
Net realized and unrealized gain (loss)	(3.05)	.13	5.97	(1.42)	.01	1.81
Total from investment operations	(2.94)	.50	6.13	(1.19)	.22	1.97
Distributions from net investment income	-	(.39)	(.18)	(.23)	(.22)	(.17)
Distributions from net realized gain	(.93)	(1.58)	(.81)	(.79)	(.78)	(.47)
Total distributions	(.93)	(1.97)	(.98) C	(1.02)	(1.00)	(.65) C
Net asset value, end of period	$12.02	$15.89	$17.36	$12.21	$14.42	$15.20
Total Return D,E	(19.19)%	2.38%	51.68%	(9.25)%	1.85%	14.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.71% I	.72%	.73%	.74%	.63% I
Expenses net of fee waivers, if any	.70% H	.71% I	.72%	.73%	.74%	.63% I
Expenses net of all reductions	.70% H	.71% I	.72%	.73%	.74%	.63% I
Net investment income (loss)	1.66% H	2.14%	1.02%	1.57%	1.41%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$9,374,088	$11,630,509	$11,467,913	$7,408,043	$8,247,886	$8,050,659
Portfolio turnover rate J	23% H,K	30%	24%	31%	18%	17% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2035 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$15.87	$17.33	$12.19	$14.40	$15.18	$14.60
Income from Investment Operations
Net investment income (loss) B,C	.12	.39	.17	.24	.22	.22
Net realized and unrealized gain (loss)	(3.05)	.13	5.96	(1.42)	.01	.82
Total from investment operations	(2.93)	.52	6.13	(1.18)	.23	1.04
Distributions from net investment income	-	(.40)	(.19)	(.24)	(.23)	(.19)
Distributions from net realized gain	(.93)	(1.58)	(.81)	(.79)	(.78)	(.26)
Total distributions	(.93)	(1.98)	(.99) D	(1.03)	(1.01)	(.46) D
Net asset value, end of period	$12.01	$15.87	$17.33	$12.19	$14.40	$15.18
Total Return E,F	(19.13)%	2.49%	51.80%	(9.19)%	1.95%	7.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61% I	.61% J	.62%	.63%	.64%	.65% I,J
Expenses net of fee waivers, if any	.61% I	.61% J	.62%	.63%	.64%	.65% I,J
Expenses net of all reductions	.61% I	.61% J	.62%	.63%	.64%	.65% I,J
Net investment income (loss)	1.75% I	2.23%	1.12%	1.67%	1.51%	2.07% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,474,908	$11,216,392	$13,070,819	$9,620,448	$11,661,819	$12,979,898
Portfolio turnover rate K	23% I,L	30%	24%	31%	18%	17% M

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2035 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$15.84	$17.31	$12.17	$14.39	$15.20	$14.30
Income from Investment Operations
Net investment income (loss) B,C	.13	.41	.19	.26	.24	.20
Net realized and unrealized gain (loss)	(3.04)	.12	5.97	(1.42)	.01	1.16
Total from investment operations	(2.91)	.53	6.16	(1.16)	.25	1.36
Distributions from net investment income	-	(.43)	(.21)	(.26)	(.27)	(.20)
Distributions from net realized gain	(.94)	(1.58)	(.82)	(.80)	(.79)	(.26)
Total distributions	(.94)	(2.00) D	(1.02) D	(1.06)	(1.06)	(.46)
Net asset value, end of period	$11.99	$15.84	$17.31	$12.17	$14.39	$15.20
Total Return E,F	(19.06)%	2.60%	52.14%	(9.08)%	2.10%	9.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47% I	.48%	.48%	.49%	.49%	.50% I,J
Expenses net of fee waivers, if any	.47% I	.48%	.48%	.49%	.49%	.50% I,J
Expenses net of all reductions	.47% I	.48%	.48%	.49%	.49%	.50% I,J
Net investment income (loss)	1.89% I	2.37%	1.26%	1.82%	1.65%	1.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,249,469	$4,693,321	$4,352,870	$2,606,617	$2,217,206	$712,276
Portfolio turnover rate K	23% I,L	30%	24%	31%	18%	17% M

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2040 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.0
Fidelity Series Growth Company Fund	8.4
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Overseas Fund	7.3
Fidelity Series International Value Fund	7.3
Fidelity Series International Growth Fund	7.3
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	4.9
Fidelity Series Value Discovery Fund	4.5
72.2

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2040 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.89% to 2.42% 10/6/22 to 10/20/22 (b) (Cost $20,167,965)	20,190,000	20,168,998

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	46,294,760	397,209,042
Fidelity Series Blue Chip Growth Fund (c)	93,766,779	941,418,456
Fidelity Series Commodity Strategy Fund (c)	127,199,927	265,847,848
Fidelity Series Growth Company Fund (c)	138,035,481	1,852,436,155
Fidelity Series Intrinsic Opportunities Fund (c)	64,776,479	852,458,460
Fidelity Series Large Cap Stock Fund (c)	119,033,823	1,758,129,566
Fidelity Series Large Cap Value Index Fund (c)	45,602,556	580,064,509
Fidelity Series Opportunistic Insights Fund (c)	75,765,899	1,076,633,430
Fidelity Series Small Cap Discovery Fund (c)	19,165,810	179,775,298
Fidelity Series Small Cap Opportunities Fund (c)	55,595,127	599,315,467
Fidelity Series Stock Selector Large Cap Value Fund (c)	114,024,186	1,273,650,159
Fidelity Series Value Discovery Fund (c)	72,240,896	994,757,139
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,387,031,832)		10,771,695,529

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	56,530,394	700,976,885
Fidelity Series Emerging Markets Fund (c)	43,182,722	312,642,910
Fidelity Series Emerging Markets Opportunities Fund (c)	197,093,872	2,861,803,028
Fidelity Series International Growth Fund (c)	124,658,213	1,598,118,290
Fidelity Series International Small Cap Fund (c)	30,570,796	418,208,483
Fidelity Series International Value Fund (c)	187,516,065	1,610,762,997
Fidelity Series Overseas Fund (c)	169,312,356	1,613,546,753
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,903,599,162)		9,116,059,346

Bond Funds - 9.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,723,735	21,762,640
Fidelity Series Emerging Markets Debt Fund (c)	16,922,484	116,088,238
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,791,005	38,184,314
Fidelity Series Floating Rate High Income Fund (c)	2,666,834	23,201,453
Fidelity Series High Income Fund (c)	15,212,279	119,872,755
Fidelity Series International Credit Fund (c)	1,208,529	9,511,122
Fidelity Series International Developed Markets Bond Index Fund (c)	6,331,904	53,947,818
Fidelity Series Investment Grade Bond Fund (c)	30,994,472	302,506,050
Fidelity Series Long-Term Treasury Bond Index Fund (c)	210,839,521	1,258,711,942
Fidelity Series Real Estate Income Fund (c)	5,975,436	56,886,154
TOTAL BOND FUNDS (Cost $2,579,273,270)		2,000,672,486

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	6,065,391	6,066,604
Fidelity Series Government Money Market Fund 3.00% (c)(e)	117,955,309	117,955,309
TOTAL SHORT-TERM FUNDS (Cost $124,021,894)		124,021,913

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,014,094,123)	22,032,618,272
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,813,843)
NET ASSETS - 100.0%	22,030,804,429

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,594	Dec 2022	402,752,625	(24,578,581)	(24,578,581)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	338	Dec 2022	46,306,000	(590,613)	(590,613)

TOTAL PURCHASED					(25,169,194)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	583	Dec 2022	104,983,725	170,969	170,969
ICE E-mini MSCI EAFE Index Contracts (United States)	1,123	Dec 2022	93,242,690	12,644,497	12,644,497
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	758	Dec 2022	33,029,850	168,533	168,533

TOTAL SOLD					12,983,999

TOTAL FUTURES CONTRACTS					(12,185,195)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,956,221.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	22,630,988	122,404,840	138,969,224	173,054	398	(398)	6,066,604	0.0%
Total	22,630,988	122,404,840	138,969,224	173,054	398	(398)	6,066,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,909,039	376,751	2,018,578	-	(178,725)	(4,325,847)	21,762,640
Fidelity Series All-Sector Equity Fund	540,184,615	6,966,189	42,716,198	-	(9,200,313)	(98,025,251)	397,209,042
Fidelity Series Blue Chip Growth Fund	886,782,833	419,492,813	52,528,010	31,962,664	(16,185,419)	(296,143,761)	941,418,456
Fidelity Series Canada Fund	899,320,097	45,682,385	65,307,429	-	(2,560,160)	(176,158,008)	700,976,885
Fidelity Series Commodity Strategy Fund	413,203,908	217,946,610	138,710,137	192,979,714	(36,384,625)	(190,207,908)	265,847,848
Fidelity Series Emerging Markets Debt Fund	140,236,608	6,244,146	6,588,277	3,558,132	(796,844)	(23,007,395)	116,088,238
Fidelity Series Emerging Markets Debt Local Currency Fund	46,225,110	757,173	3,511,535	-	(499,490)	(4,786,944)	38,184,314
Fidelity Series Emerging Markets Fund	381,053,128	30,665,432	12,540,455	-	(2,754,425)	(83,780,770)	312,642,910
Fidelity Series Emerging Markets Opportunities Fund	3,517,024,138	237,768,797	143,422,096	-	(45,852,932)	(703,714,879)	2,861,803,028
Fidelity Series Floating Rate High Income Fund	27,935,687	1,055,749	4,366,525	678,139	(469,214)	(954,244)	23,201,453
Fidelity Series Government Money Market Fund 3.00%	-	117,955,318	9	4,975	-	-	117,955,309
Fidelity Series Growth Company Fund	2,210,529,456	342,335,766	88,561,379	-	(18,335,509)	(593,532,179)	1,852,436,155
Fidelity Series High Income Fund	170,145,746	6,025,407	35,576,240	3,923,773	(3,409,711)	(17,312,447)	119,872,755
Fidelity Series International Credit Fund	11,052,520	150,902	19,948	150,903	(444)	(1,671,908)	9,511,122
Fidelity Series International Developed Markets Bond Index Fund	4,569,771	53,293,720	959,151	35,922	(35,879)	(2,920,643)	53,947,818
Fidelity Series International Growth Fund	2,056,215,468	124,207,961	114,001,513	-	(19,098,252)	(449,205,374)	1,598,118,290
Fidelity Series International Small Cap Fund	563,281,544	9,174,383	21,013,668	-	(4,608,537)	(128,625,239)	418,208,483
Fidelity Series International Value Fund	2,076,542,702	121,918,418	136,141,381	-	(5,243,500)	(446,313,242)	1,610,762,997
Fidelity Series Intrinsic Opportunities Fund	2,080,567,734	262,430,955	1,056,951,168	240,548,084	126,354,081	(559,943,142)	852,458,460
Fidelity Series Investment Grade Bond Fund	356,319,055	88,788,231	107,240,146	4,226,106	(9,682,302)	(25,678,788)	302,506,050
Fidelity Series Large Cap Stock Fund	1,965,894,214	391,253,661	125,003,148	103,905,112	(7,052,536)	(466,962,625)	1,758,129,566
Fidelity Series Large Cap Value Index Fund	740,029,020	22,425,046	58,636,792	-	3,571,275	(127,324,040)	580,064,509
Fidelity Series Long-Term Treasury Bond Index Fund	1,489,600,593	221,989,005	115,934,981	17,881,142	(21,106,154)	(315,836,521)	1,258,711,942
Fidelity Series Opportunistic Insights Fund	1,132,490,794	277,366,829	61,247,325	-	(11,034,134)	(260,942,734)	1,076,633,430
Fidelity Series Overseas Fund	2,067,384,156	116,792,583	55,757,098	-	(7,964,656)	(506,908,232)	1,613,546,753
Fidelity Series Real Estate Income Fund	101,841,659	5,435,536	37,047,154	4,494,815	(1,922,304)	(11,421,583)	56,886,154
Fidelity Series Small Cap Discovery Fund	240,675,419	29,726,790	18,032,593	26,537,030	(3,437,994)	(69,156,324)	179,775,298
Fidelity Series Small Cap Opportunities Fund	800,028,623	38,371,130	76,300,455	27,999,652	(10,242,244)	(152,541,587)	599,315,467
Fidelity Series Stock Selector Large Cap Value Fund	1,655,878,341	43,623,276	148,135,049	-	(5,657,289)	(272,059,120)	1,273,650,159
Fidelity Series Value Discovery Fund	1,259,776,239	44,644,085	141,648,828	-	10,958,201	(178,972,558)	994,757,139
	27,862,698,217	3,284,865,047	2,869,917,266	658,886,163	(102,830,035)	(6,168,433,293)	22,006,382,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	20,168,998	-	20,168,998	-

Domestic Equity Funds	10,771,695,529	10,771,695,529	-	-

International Equity Funds	9,116,059,346	9,116,059,346	-	-

Bond Funds	2,000,672,486	2,000,672,486	-	-

Short-Term Funds	124,021,913	124,021,913	-	-
Total Investments in Securities:	22,032,618,272	22,012,449,274	20,168,998	-
Derivative Instruments:

Assets
Futures Contracts	12,983,999	12,983,999	-	-
Total Assets	12,983,999	12,983,999	-	-

Liabilities
Futures Contracts	(25,169,194)	(25,169,194)	-	-
Total Liabilities	(25,169,194)	(25,169,194)	-	-
Total Derivative Instruments:	(12,185,195)	(12,185,195)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	12,983,999	0
Total Equity Risk	12,983,999	0
Interest Rate Risk
Futures Contracts (a)	0	(25,169,194)
Total Interest Rate Risk	0	(25,169,194)
Total Value of Derivatives	12,983,999	(25,169,194)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2040 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $20,167,965)		$20,168,998
Fidelity Central Funds (cost $6,066,585)		6,066,604
Other affiliated issuers (cost $22,987,859,573)		22,006,382,670

Total Investment in Securities (cost $23,014,094,123)			$22,032,618,272
Receivable for investments sold			145,751,633
Receivable for fund shares sold			26,621,810
Distributions receivable from Fidelity Central Funds			23,411
Other receivables			145,598
Total assets			22,205,160,724
Liabilities
Payable for investments purchased		139,951,971
Payable for fund shares redeemed		20,311,948
Accrued management fee		12,893,760
Payable for daily variation margin on futures contracts		1,053,018
Other payables and accrued expenses		145,598
Total Liabilities			174,356,295
Net Assets			$22,030,804,429
Net Assets consist of:
Paid in capital			$22,702,330,420
Total accumulated earnings (loss)			(671,525,991)
Net Assets			$22,030,804,429

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund :
Net Asset Value , offering price and redemption price per share ($9,336,182,693 ÷ 1,110,713,536 shares)			$8.41
Class K :
Net Asset Value , offering price and redemption price per share ($8,476,838,958 ÷ 1,007,859,405 shares)			$8.41
Class K6 :
Net Asset Value , offering price and redemption price per share ($4,217,782,778 ÷ 503,508,928 shares)			$8.38
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$260,787,893
Interest		136,857
Income from Fidelity Central Funds		173,054
Total Income		261,097,804
Expenses
Management fee	$82,230,668
Independent trustees' fees and expenses	43,268
Total expenses before reductions	82,273,936
Expense reductions	(79)
Total expenses after reductions		82,273,857
Net Investment income (loss)		178,823,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,098
Fidelity Central Funds	398
Other affiliated issuers	(102,830,035)
Futures contracts	(16,147,483)
Capital gain distributions from underlying funds:
Affiliated issuers	398,098,270
Total net realized gain (loss)		279,130,248
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	751
Fidelity Central Funds	(398)
Other affiliated issuers	(6,168,433,293)
Futures contracts	(14,003,972)
Total change in net unrealized appreciation (depreciation)		(6,182,436,912)
Net gain (loss)		(5,903,306,664)
Net increase (decrease) in net assets resulting from operations		$(5,724,482,717)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$178,823,947	$636,346,942
Net realized gain (loss)	279,130,248	3,177,426,054
Change in net unrealized appreciation (depreciation)	(6,182,436,912)	(2,792,390,095)
Net increase (decrease) in net assets resulting from operations	(5,724,482,717)	1,021,382,901
Distributions to shareholders	(1,856,674,047)	(3,362,328,295)
Share transactions - net increase (decrease)	1,714,140,258	1,097,523,194
Total increase (decrease) in net assets	(5,867,016,506)	(1,243,422,200)

Net Assets
Beginning of period	27,897,820,935	29,141,243,135
End of period	$22,030,804,429	$27,897,820,935

Financial Highlights
Fidelity Freedom® 2040 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$12.43	$8.40	$10.09	$10.67	$9.74
Income from Investment Operations
Net investment income (loss) A,B	.06	.26	.10	.15	.14	.11
Net realized and unrealized gain (loss)	(2.30)	.19	4.60	(1.13)	- C	1.29
Total from investment operations	(2.24)	.45	4.70	(.98)	.14	1.40
Distributions from net investment income	-	(.28)	(.12)	(.16)	(.15)	(.12)
Distributions from net realized gain	(.76)	(1.20)	(.54)	(.55)	(.57)	(.35)
Total distributions	(.76)	(1.47) D	(.67) D	(.71)	(.72)	(.47)
Net asset value, end of period	$8.41	$11.41	$12.43	$8.40	$10.09	$10.67
Total Return E,F	(20.51)%	3.14%	57.59%	(10.80)%	1.79%	14.52%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.75%	.75%	.75%	.75%	.63% J
Expenses net of fee waivers, if any	.75% I	.75%	.75%	.75%	.75%	.63% J
Expenses net of all reductions	.75% I	.75%	.75%	.75%	.75%	.63% J
Net investment income (loss)	1.35% I	2.09%	.95%	1.52%	1.36%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$9,336,183	$11,819,799	$11,610,621	$7,378,482	$8,404,848	$8,285,660
Portfolio turnover rate K	23% I,L	29%	22%	28%	17%	16% M

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2040 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$12.42	$8.39	$10.08	$10.66	$10.25
Income from Investment Operations
Net investment income (loss) B,C	.07	.27	.11	.16	.15	.15
Net realized and unrealized gain (loss)	(2.32)	.21	4.59	(1.13)	- D	.59
Total from investment operations	(2.25)	.48	4.70	(.97)	.15	.74
Distributions from net investment income	-	(.28)	(.13)	(.17)	(.16)	(.14)
Distributions from net realized gain	(.76)	(1.20)	(.54)	(.55)	(.57)	(.19)
Total distributions	(.76)	(1.48)	(.67)	(.72)	(.73)	(.33)
Net asset value, end of period	$8.41	$11.42	$12.42	$8.39	$10.08	$10.66
Total Return E,F	(20.55)%	3.36%	57.77%	(10.76)%	1.87%	7.21%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.64% J	.64%	.64%	.64%	.65% I,J
Expenses net of fee waivers, if any	.64% I	.64%	.64%	.64%	.64%	.65% I,J
Expenses net of all reductions	.64% I	.64% J	.64%	.64%	.64%	.65% I,J
Net investment income (loss)	1.45% I	2.20%	1.05%	1.62%	1.46%	2.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,476,839	$11,362,816	$13,396,654	$9,581,184	$11,994,623	$13,434,642
Portfolio turnover rate K	23% I,L	29%	22%	28%	17%	16% M

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2040 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$12.38	$8.37	$10.06	$10.66	$10.03
Income from Investment Operations
Net investment income (loss) B,C	.08	.29	.13	.18	.16	.13
Net realized and unrealized gain (loss)	(2.31)	.20	4.57	(1.13)	.01	.83
Total from investment operations	(2.23)	.49	4.70	(.95)	.17	.96
Distributions from net investment income	-	(.31)	(.15)	(.18)	(.19)	(.14)
Distributions from net realized gain	(.76)	(1.20)	(.55)	(.56)	(.58)	(.19)
Total distributions	(.76)	(1.50) D	(.69) D	(.74)	(.77)	(.33)
Net asset value, end of period	$8.38	$11.37	$12.38	$8.37	$10.06	$10.66
Total Return E,F	(20.43)%	3.47%	57.95%	(10.58)%	2.06%	9.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49% J	.49%	.49%	.50% J	.50% I,J
Expenses net of fee waivers, if any	.49% I	.49% J	.49%	.49%	.50% J	.50% I,J
Expenses net of all reductions	.49% I	.49% J	.49%	.49%	.50% J	.50% I,J
Net investment income (loss)	1.60% I	2.35%	1.20%	1.77%	1.61%	1.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,217,783	$4,715,207	$4,133,969	$2,393,289	$2,035,487	$652,451
Portfolio turnover rate K	23% I,L	29%	22%	28%	17%	16% M

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2045 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Growth Company Fund	8.6
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.0
Fidelity Series Value Discovery Fund	4.6
73.4

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2045 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 2.42% 10/13/22 to 10/20/22 (b) (Cost $12,655,360)	12,670,000	12,656,020

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	31,767,738	272,567,192
Fidelity Series Blue Chip Growth Fund (c)	64,421,337	646,790,219
Fidelity Series Commodity Strategy Fund (c)	83,163,584	173,811,891
Fidelity Series Growth Company Fund (c)	94,765,129	1,271,748,035
Fidelity Series Intrinsic Opportunities Fund (c)	44,588,929	586,790,303
Fidelity Series Large Cap Stock Fund (c)	81,814,563	1,208,401,095
Fidelity Series Large Cap Value Index Fund (c)	31,292,723	398,043,435
Fidelity Series Opportunistic Insights Fund (c)	52,089,784	740,195,826
Fidelity Series Small Cap Discovery Fund (c)	13,151,583	123,361,850
Fidelity Series Small Cap Opportunities Fund (c)	38,195,836	411,751,115
Fidelity Series Stock Selector Large Cap Value Fund (c)	78,258,001	874,141,875
Fidelity Series Value Discovery Fund (c)	49,669,275	683,945,914
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,342,382,721)		7,391,548,750

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	38,668,524	479,489,694
Fidelity Series Emerging Markets Fund (c)	29,284,716	212,021,346
Fidelity Series Emerging Markets Opportunities Fund (c)	134,198,055	1,948,555,754
Fidelity Series International Growth Fund (c)	85,211,243	1,092,408,138
Fidelity Series International Small Cap Fund (c)	20,925,508	286,260,944
Fidelity Series International Value Fund (c)	128,200,341	1,101,240,928
Fidelity Series Overseas Fund (c)	115,734,546	1,102,950,222
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,869,974,285)		6,222,927,026

Bond Funds - 7.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,832,497	14,641,653
Fidelity Series Emerging Markets Debt Fund (c)	11,375,113	78,033,273
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,220,886	25,670,461
Fidelity Series Floating Rate High Income Fund (c)	1,733,338	15,080,041
Fidelity Series High Income Fund (c)	10,226,648	80,585,988
Fidelity Series International Credit Fund (c)	719,156	5,659,760
Fidelity Series Long-Term Treasury Bond Index Fund (c)	141,746,163	846,224,593
Fidelity Series Real Estate Income Fund (c)	4,011,840	38,192,720
TOTAL BOND FUNDS (Cost $1,460,965,107)		1,104,088,489

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	2,870,997	2,871,571
Fidelity Series Government Money Market Fund 3.00% (c)(e)	74,384,509	74,384,509
Fidelity Series Short-Term Credit Fund (c)	445	4,218
TOTAL SHORT-TERM FUNDS (Cost $77,260,298)		77,260,298

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,763,237,771)	14,808,480,583
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,477,644)
NET ASSETS - 100.0%	14,807,002,939

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,415	Dec 2022	270,630,938	(16,502,837)	(16,502,837)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	227	Dec 2022	31,099,000	(395,453)	(395,453)

TOTAL PURCHASED					(16,898,290)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	397	Dec 2022	71,489,775	81,767	81,767
ICE E-mini MSCI EAFE Index Contracts (United States)	699	Dec 2022	58,037,970	7,873,864	7,873,864
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	481	Dec 2022	20,959,575	83,233	83,233

TOTAL SOLD					8,038,864

TOTAL FUTURES CONTRACTS					(8,859,426)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,486,761.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	13,840,771	81,917,423	92,886,624	108,218	279	(278)	2,871,571	0.0%
Total	13,840,771	81,917,423	92,886,624	108,218	279	(278)	2,871,571

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,542,547	455,366	1,346,353	-	(100,415)	(2,909,492)	14,641,653
Fidelity Series All-Sector Equity Fund	362,751,926	8,537,032	26,234,317	-	(4,760,623)	(67,726,826)	272,567,192
Fidelity Series Blue Chip Growth Fund	595,525,642	294,616,797	31,871,817	21,839,786	(9,204,825)	(202,275,578)	646,790,219
Fidelity Series Canada Fund	602,415,414	38,737,300	40,869,183	-	(1,857,554)	(118,936,283)	479,489,694
Fidelity Series Commodity Strategy Fund	274,421,918	147,241,349	95,686,684	129,561,533	(30,202,081)	(121,962,611)	173,811,891
Fidelity Series Emerging Markets Debt Fund	90,593,819	4,913,305	1,951,858	2,332,467	(135,158)	(15,386,835)	78,033,273
Fidelity Series Emerging Markets Debt Local Currency Fund	30,698,280	789,120	2,298,647	-	(291,040)	(3,227,252)	25,670,461
Fidelity Series Emerging Markets Fund	253,055,079	25,314,486	8,214,947	-	(1,596,780)	(56,536,492)	212,021,346
Fidelity Series Emerging Markets Opportunities Fund	2,350,573,070	194,339,851	90,900,109	-	(23,761,967)	(481,695,091)	1,948,555,754
Fidelity Series Floating Rate High Income Fund	18,551,441	904,942	3,427,298	452,868	(352,252)	(596,792)	15,080,041
Fidelity Series Government Money Market Fund 3.00%	-	74,384,530	21	3,358	-	-	74,384,509
Fidelity Series Growth Company Fund	1,484,462,815	255,018,627	54,543,485	-	(10,405,891)	(402,784,031)	1,271,748,035
Fidelity Series High Income Fund	110,811,348	5,093,588	21,613,748	2,598,192	(2,360,990)	(11,344,210)	80,585,988
Fidelity Series International Credit Fund	6,575,960	89,783	10,953	89,783	(244)	(994,786)	5,659,760
Fidelity Series International Growth Fund	1,378,046,548	105,269,112	74,298,592	-	(11,883,808)	(304,725,122)	1,092,408,138
Fidelity Series International Small Cap Fund	377,652,063	11,205,678	12,672,500	-	(2,362,523)	(87,561,774)	286,260,944
Fidelity Series International Value Fund	1,391,639,810	101,293,250	86,116,570	-	(2,766,766)	(302,808,796)	1,101,240,928
Fidelity Series Intrinsic Opportunities Fund	1,395,079,324	190,257,712	703,025,018	164,718,211	56,678,505	(352,200,220)	586,790,303
Fidelity Series Investment Grade Bond Fund	95,086,811	1,055,262	92,478,607	346,436	(3,991,330)	327,864	-
Fidelity Series Large Cap Stock Fund	1,320,165,861	282,854,997	72,650,445	70,815,308	(4,229,292)	(317,740,026)	1,208,401,095
Fidelity Series Large Cap Value Index Fund	496,960,975	20,373,825	35,301,504	-	(246,312)	(83,743,549)	398,043,435
Fidelity Series Long-Term Treasury Bond Index Fund	987,471,120	153,584,877	70,881,192	11,902,968	(12,937,110)	(211,013,102)	846,224,593
Fidelity Series Opportunistic Insights Fund	760,501,976	196,699,441	33,077,595	-	(4,939,053)	(178,988,943)	740,195,826
Fidelity Series Overseas Fund	1,385,546,342	100,648,504	35,394,098	-	(5,277,157)	(342,573,369)	1,102,950,222
Fidelity Series Real Estate Income Fund	66,263,976	5,196,655	24,575,094	2,833,299	(1,147,599)	(7,545,218)	38,192,720
Fidelity Series Short-Term Credit Fund	-	4,218	-	-	-	-	4,218
Fidelity Series Small Cap Discovery Fund	161,385,604	21,816,679	10,640,649	17,910,604	(1,754,399)	(47,445,385)	123,361,850
Fidelity Series Small Cap Opportunities Fund	537,240,371	32,256,434	46,895,249	19,426,462	(5,250,907)	(105,599,534)	411,751,115
Fidelity Series Stock Selector Large Cap Value Fund	1,111,969,263	42,506,874	91,773,489	-	(3,733,966)	(184,826,807)	874,141,875
Fidelity Series Value Discovery Fund	845,977,580	40,043,912	88,016,053	-	1,616,176	(115,675,701)	683,945,914
	18,509,966,883	2,355,503,506	1,856,766,075	444,831,275	(87,255,361)	(4,128,495,961)	14,792,952,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	12,656,020	-	12,656,020	-

Domestic Equity Funds	7,391,548,750	7,391,548,750	-	-

International Equity Funds	6,222,927,026	6,222,927,026	-	-

Bond Funds	1,104,088,489	1,104,088,489	-	-

Short-Term Funds	77,260,298	77,260,298	-	-
Total Investments in Securities:	14,808,480,583	14,795,824,563	12,656,020	-
Derivative Instruments:

Assets
Futures Contracts	8,038,864	8,038,864	-	-
Total Assets	8,038,864	8,038,864	-	-

Liabilities
Futures Contracts	(16,898,290)	(16,898,290)	-	-
Total Liabilities	(16,898,290)	(16,898,290)	-	-
Total Derivative Instruments:	(8,859,426)	(8,859,426)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,038,864	0
Total Equity Risk	8,038,864	0
Interest Rate Risk
Futures Contracts (a)	0	(16,898,290)
Total Interest Rate Risk	0	(16,898,290)
Total Value of Derivatives	8,038,864	(16,898,290)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2045 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $12,655,360)		$12,656,020
Fidelity Central Funds (cost $2,871,571)		2,871,571
Other affiliated issuers (cost $15,747,710,840)		14,792,952,992

Total Investment in Securities (cost $15,763,237,771)			$14,808,480,583
Receivable for investments sold			88,554,579
Receivable for fund shares sold			24,816,257
Distributions receivable from Fidelity Central Funds			13,634
Other receivables			128,710
Total assets			14,921,993,763
Liabilities
Payable for investments purchased		92,286,636
Payable for fund shares redeemed		13,302,899
Accrued management fee		8,522,193
Payable for daily variation margin on futures contracts		750,386
Other payables and accrued expenses		128,710
Total Liabilities			114,990,824
Net Assets			$14,807,002,939
Net Assets consist of:
Paid in capital			$15,570,663,287
Total accumulated earnings (loss)			(763,660,348)
Net Assets			$14,807,002,939

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund :
Net Asset Value , offering price and redemption price per share ($5,368,197,173 ÷ 557,792,788 shares)			$9.62
Class K :
Net Asset Value , offering price and redemption price per share ($6,195,458,497 ÷ 644,009,730 shares)			$9.62
Class K6 :
Net Asset Value , offering price and redemption price per share ($3,243,347,269 ÷ 338,308,464 shares)			$9.59
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$172,678,750
Interest		88,448
Income from Fidelity Central Funds		108,218
Total Income		172,875,416
Expenses
Management fee	$54,025,051
Independent trustees' fees and expenses	28,790
Total expenses before reductions	54,053,841
Expense reductions	(119)
Total expenses after reductions		54,053,722
Net Investment income (loss)		118,821,694
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,426
Fidelity Central Funds	279
Other affiliated issuers	(87,255,361)
Futures contracts	(10,499,427)
Capital gain distributions from underlying funds:
Affiliated issuers	272,152,525
Total net realized gain (loss)		174,403,442
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	477
Fidelity Central Funds	(278)
Other affiliated issuers	(4,128,495,961)
Futures contracts	(10,514,400)
Total change in net unrealized appreciation (depreciation)		(4,139,010,162)
Net gain (loss)		(3,964,606,720)
Net increase (decrease) in net assets resulting from operations		$(3,845,785,026)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,821,694	$421,094,865
Net realized gain (loss)	174,403,442	2,083,956,613
Change in net unrealized appreciation (depreciation)	(4,139,010,162)	(1,827,826,798)
Net increase (decrease) in net assets resulting from operations	(3,845,785,026)	677,224,680
Distributions to shareholders	(1,214,022,294)	(2,197,883,066)
Share transactions - net increase (decrease)	1,334,323,013	823,160,733
Total increase (decrease) in net assets	(3,725,484,307)	(697,497,653)

Net Assets
Beginning of period	18,532,487,246	19,229,984,899
End of period	$14,807,002,939	$18,532,487,246

Financial Highlights
Fidelity Freedom® 2045 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.07	$14.22	$9.54	$11.44	$12.09	$11.00
Income from Investment Operations
Net investment income (loss) A,B	.07	.30	.12	.17	.16	.12
Net realized and unrealized gain (loss)	(2.67)	.22	5.23	(1.29)	(.01)	1.46
Total from investment operations	(2.60)	.52	5.35	(1.12)	.15	1.58
Distributions from net investment income	-	(.32)	(.14)	(.18)	(.17)	(.13)
Distributions from net realized gain	(.85)	(1.36)	(.53)	(.61)	(.63)	(.35)
Total distributions	(.85)	(1.67) C	(.67)	(.78) C	(.80)	(.49) C
Net asset value, end of period	$9.62	$13.07	$14.22	$9.54	$11.44	$12.09
Total Return D,E	(20.72)%	3.19%	57.65%	(10.80)%	1.72%	14.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.63% I
Expenses net of fee waivers, if any	.75% H	.75%	.75%	.75%	.75%	.63% I
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.63% I
Net investment income (loss)	1.33% H	2.10%	.96%	1.52%	1.37%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$5,368,197	$6,683,617	$6,499,049	$3,945,874	$4,345,914	$4,144,152
Portfolio turnover rate J	22% H,K	30%	21%	28%	18%	17% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2045 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.07	$14.21	$9.53	$11.43	$12.08	$11.59
Income from Investment Operations
Net investment income (loss) B,C	.08	.31	.13	.18	.17	.17
Net realized and unrealized gain (loss)	(2.68)	.23	5.23	(1.29)	(.01)	.67
Total from investment operations	(2.60)	.54	5.36	(1.11)	.16	.84
Distributions from net investment income	-	(.32)	(.15)	(.19)	(.18)	(.15)
Distributions from net realized gain	(.85)	(1.36)	(.53)	(.61)	(.63)	(.19)
Total distributions	(.85)	(1.68)	(.68)	(.79) D	(.81)	(.35) D
Net asset value, end of period	$9.62	$13.07	$14.21	$9.53	$11.43	$12.08
Total Return E,F	(20.70)%	3.32%	57.85%	(10.74)%	1.83%	7.21%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.64% J	.64%	.64%	.64%	.65% I,J
Expenses net of fee waivers, if any	.64% I	.64% J	.64%	.64%	.64%	.65% I,J
Expenses net of all reductions	.64% I	.64% J	.64%	.64%	.64%	.65% I,J
Net investment income (loss)	1.43% I	2.20%	1.06%	1.62%	1.47%	2.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$6,195,458	$8,267,190	$9,496,661	$6,636,812	$7,982,073	$8,748,416
Portfolio turnover rate K	22% I,L	30%	21%	28%	18%	17% M

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2045 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.02	$14.17	$9.51	$11.41	$12.09	$11.34
Income from Investment Operations
Net investment income (loss) B,C	.09	.33	.15	.20	.18	.14
Net realized and unrealized gain (loss)	(2.66)	.23	5.22	(1.28)	(.01)	.96
Total from investment operations	(2.57)	.56	5.37	(1.08)	.17	1.10
Distributions from net investment income	-	(.35)	(.17)	(.20)	(.21)	(.16)
Distributions from net realized gain	(.86)	(1.36)	(.54)	(.61)	(.64)	(.19)
Total distributions	(.86)	(1.71)	(.71)	(.82) D	(.85)	(.35)
Net asset value, end of period	$9.59	$13.02	$14.17	$9.51	$11.41	$12.09
Total Return E,F	(20.58)%	3.44%	58.05%	(10.57)%	1.95%	9.70%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49% J	.49%	.49%	.50%	.50% I,J
Expenses net of fee waivers, if any	.49% I	.49% J	.49%	.49%	.50%	.50% I,J
Expenses net of all reductions	.49% I	.49% J	.49%	.49%	.50%	.50% I,J
Net investment income (loss)	1.58% I	2.35%	1.21%	1.77%	1.62%	1.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,243,347	$3,581,681	$3,234,275	$1,819,682	$1,485,505	$412,758
Portfolio turnover rate K	22% I,L	30%	21%	28%	18%	17% M

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2050 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Growth Company Fund	8.6
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.0
Fidelity Series Value Discovery Fund	4.6
73.4

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2050 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.89% to 2.42% 10/6/22 to 10/20/22 (b) (Cost $11,406,904)	11,420,000	11,407,501

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	28,815,059	247,233,207
Fidelity Series Blue Chip Growth Fund (c)	58,433,809	586,675,443
Fidelity Series Commodity Strategy Fund (c)	75,485,508	157,764,712
Fidelity Series Growth Company Fund (c)	86,021,172	1,154,404,129
Fidelity Series Intrinsic Opportunities Fund (c)	40,439,150	532,179,213
Fidelity Series Large Cap Stock Fund (c)	74,205,738	1,096,018,750
Fidelity Series Large Cap Value Index Fund (c)	28,383,867	361,042,786
Fidelity Series Opportunistic Insights Fund (c)	47,242,699	671,318,755
Fidelity Series Small Cap Discovery Fund (c)	11,929,386	111,897,643
Fidelity Series Small Cap Opportunities Fund (c)	34,605,574	373,048,088
Fidelity Series Stock Selector Large Cap Value Fund (c)	70,986,230	792,916,190
Fidelity Series Value Discovery Fund (c)	45,046,954	620,296,558
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,748,135,315)		6,704,795,474

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	35,075,036	434,930,449
Fidelity Series Emerging Markets Fund (c)	26,573,303	192,390,717
Fidelity Series Emerging Markets Opportunities Fund (c)	121,730,183	1,767,522,253
Fidelity Series International Growth Fund (c)	77,297,029	990,947,915
Fidelity Series International Small Cap Fund (c)	18,980,995	259,660,005
Fidelity Series International Value Fund (c)	116,288,230	998,915,894
Fidelity Series Overseas Fund (c)	104,985,120	1,000,508,195
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,281,201,788)		5,644,875,428

Bond Funds - 7.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,662,266	13,281,505
Fidelity Series Emerging Markets Debt Fund (c)	10,318,010	70,781,550
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	2,921,575	23,284,956
Fidelity Series Floating Rate High Income Fund (c)	1,572,256	13,678,628
Fidelity Series High Income Fund (c)	9,276,241	73,096,781
Fidelity Series International Credit Fund (c)	607,867	4,783,915
Fidelity Series Long-Term Treasury Bond Index Fund (c)	128,574,453	767,589,485
Fidelity Series Real Estate Income Fund (c)	3,639,532	34,648,345
TOTAL BOND FUNDS (Cost $1,322,063,242)		1,001,145,165

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	2,428,886	2,429,371
Fidelity Series Government Money Market Fund 3.00% (c)(e)	67,568,029	67,568,029
Fidelity Series Short-Term Credit Fund (c)	714	6,769
TOTAL SHORT-TERM FUNDS (Cost $70,004,169)		70,004,169

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,432,811,418)	13,432,227,737
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,221,894)
NET ASSETS - 100.0%	13,431,005,843

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,190	Dec 2022	245,416,875	(14,957,228)	(14,957,228)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	206	Dec 2022	28,222,000	(359,033)	(359,033)

TOTAL PURCHASED					(15,316,261)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	360	Dec 2022	64,827,000	71,422	71,422
ICE E-mini MSCI EAFE Index Contracts (United States)	636	Dec 2022	52,807,080	7,163,952	7,163,952
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	439	Dec 2022	19,129,425	79,303	79,303

TOTAL SOLD					7,314,677

TOTAL FUTURES CONTRACTS					(8,001,584)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,505,426.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	12,448,858	73,932,886	83,952,373	96,886	242	(242)	2,429,371	0.0%
Total	12,448,858	73,932,886	83,952,373	96,886	242	(242)	2,429,371

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	16,610,435	511,402	1,122,717	-	(76,231)	(2,641,384)	13,281,505
Fidelity Series All-Sector Equity Fund	324,955,142	9,578,406	21,941,791	-	(3,866,274)	(61,492,276)	247,233,207
Fidelity Series Blue Chip Growth Fund	533,480,569	270,132,417	26,078,257	19,824,358	(7,820,467)	(183,038,819)	586,675,443
Fidelity Series Canada Fund	539,659,919	38,367,206	34,116,843	-	(1,885,834)	(107,093,999)	434,930,449
Fidelity Series Commodity Strategy Fund	245,874,752	134,893,211	85,172,285	117,359,394	(27,767,400)	(110,063,566)	157,764,712
Fidelity Series Emerging Markets Debt Fund	81,164,497	5,020,584	1,398,411	2,104,500	(140,829)	(13,864,291)	70,781,550
Fidelity Series Emerging Markets Debt Local Currency Fund	27,500,274	890,623	1,933,389	-	(268,220)	(2,904,332)	23,284,956
Fidelity Series Emerging Markets Fund	226,731,802	24,348,790	6,208,802	-	(1,206,512)	(51,274,561)	192,390,717
Fidelity Series Emerging Markets Opportunities Fund	2,105,667,175	189,161,359	71,035,990	-	(20,362,447)	(435,907,844)	1,767,522,253
Fidelity Series Floating Rate High Income Fund	16,618,111	918,168	3,002,594	408,541	(268,707)	(586,350)	13,678,628
Fidelity Series Government Money Market Fund 3.00%	-	67,568,029	-	3,045	-	-	67,568,029
Fidelity Series Growth Company Fund	1,329,794,891	239,990,709	42,972,354	-	(8,278,896)	(364,130,221)	1,154,404,129
Fidelity Series High Income Fund	99,312,874	5,143,689	18,999,469	2,342,906	(1,887,227)	(10,473,086)	73,096,781
Fidelity Series International Credit Fund	5,559,641	75,907	10,416	75,907	(232)	(840,985)	4,783,915
Fidelity Series International Growth Fund	1,234,475,425	102,575,211	60,388,082	-	(11,720,509)	(273,994,130)	990,947,915
Fidelity Series International Small Cap Fund	338,301,784	12,294,666	9,800,972	-	(2,106,101)	(79,029,372)	259,660,005
Fidelity Series International Value Fund	1,246,651,570	99,289,129	71,194,858	-	(2,628,426)	(273,201,521)	998,915,894
Fidelity Series Intrinsic Opportunities Fund	1,249,720,181	177,403,154	627,665,333	149,207,988	45,590,532	(312,869,321)	532,179,213
Fidelity Series Investment Grade Bond Fund	85,231,051	1,070,680	83,007,517	311,479	(3,587,248)	293,034	-
Fidelity Series Large Cap Stock Fund	1,182,612,530	264,693,961	60,470,398	64,009,853	(4,004,632)	(286,812,711)	1,096,018,750
Fidelity Series Large Cap Value Index Fund	445,175,347	21,074,374	29,375,035	-	(804,980)	(75,026,920)	361,042,786
Fidelity Series Long-Term Treasury Bond Index Fund	884,634,166	144,502,248	59,500,697	10,736,016	(11,972,723)	(190,073,509)	767,589,485
Fidelity Series Opportunistic Insights Fund	681,262,909	183,271,841	27,353,979	-	(4,365,191)	(161,496,825)	671,318,755
Fidelity Series Overseas Fund	1,241,192,630	98,763,219	25,646,919	-	(3,987,912)	(309,812,823)	1,000,508,195
Fidelity Series Real Estate Income Fund	59,359,102	4,865,098	21,715,962	2,570,849	(1,032,319)	(6,827,574)	34,648,345
Fidelity Series Short-Term Credit Fund	-	6,769	-	-	-	-	6,769
Fidelity Series Small Cap Discovery Fund	144,625,544	20,511,022	8,866,338	16,128,363	(1,383,718)	(42,988,867)	111,897,643
Fidelity Series Small Cap Opportunities Fund	481,262,957	31,898,823	40,661,760	17,366,560	(4,237,356)	(95,214,576)	373,048,088
Fidelity Series Stock Selector Large Cap Value Fund	996,108,623	44,730,433	77,644,030	-	(2,834,330)	(167,444,506)	792,916,190
Fidelity Series Value Discovery Fund	757,827,406	41,598,646	76,032,199	-	(220,673)	(102,876,622)	620,296,558
	16,581,371,307	2,235,149,774	1,593,317,397	402,449,759	(83,124,862)	(3,721,687,957)	13,418,390,865

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	11,407,501	-	11,407,501	-

Domestic Equity Funds	6,704,795,474	6,704,795,474	-	-

International Equity Funds	5,644,875,428	5,644,875,428	-	-

Bond Funds	1,001,145,165	1,001,145,165	-	-

Short-Term Funds	70,004,169	70,004,169	-	-
Total Investments in Securities:	13,432,227,737	13,420,820,236	11,407,501	-
Derivative Instruments:

Assets
Futures Contracts	7,314,677	7,314,677	-	-
Total Assets	7,314,677	7,314,677	-	-

Liabilities
Futures Contracts	(15,316,261)	(15,316,261)	-	-
Total Liabilities	(15,316,261)	(15,316,261)	-	-
Total Derivative Instruments:	(8,001,584)	(8,001,584)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,314,677	0
Total Equity Risk	7,314,677	0
Interest Rate Risk
Futures Contracts (a)	0	(15,316,261)
Total Interest Rate Risk	0	(15,316,261)
Total Value of Derivatives	7,314,677	(15,316,261)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2050 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $11,406,904)		$11,407,501
Fidelity Central Funds (cost $2,429,371)		2,429,371
Other affiliated issuers (cost $14,418,975,143)		13,418,390,865

Total Investment in Securities (cost $14,432,811,418)			$13,432,227,737
Receivable for investments sold			78,770,858
Receivable for fund shares sold			26,181,972
Distributions receivable from Fidelity Central Funds			12,080
Other receivables			81,342
Total assets			13,537,273,989
Liabilities
Payable for investments purchased		84,921,281
Payable for fund shares redeemed		12,880,814
Accrued management fee		7,701,895
Payable for daily variation margin on futures contracts		682,814
Other payables and accrued expenses		81,342
Total Liabilities			106,268,146
Net Assets			$13,431,005,843
Net Assets consist of:
Paid in capital			$14,266,236,317
Total accumulated earnings (loss)			(835,230,474)
Net Assets			$13,431,005,843

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund :
Net Asset Value , offering price and redemption price per share ($4,611,698,237 ÷ 473,897,933 shares)			$9.73
Class K :
Net Asset Value , offering price and redemption price per share ($5,896,814,134 ÷ 606,216,177 shares)			$9.73
Class K6 :
Net Asset Value , offering price and redemption price per share ($2,922,493,472 ÷ 300,897,778 shares)			$9.71
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$156,291,952
Interest		79,486
Income from Fidelity Central Funds		96,886
Total Income		156,468,324
Expenses
Management fee	$48,599,072
Independent trustees' fees and expenses	25,884
Total expenses before reductions	48,624,956
Expense reductions	(103)
Total expenses after reductions		48,624,853
Net Investment income (loss)		107,843,471
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,629
Fidelity Central Funds	242
Other affiliated issuers	(83,124,862)
Futures contracts	(9,549,432)
Capital gain distributions from underlying funds:
Affiliated issuers	246,157,807
Total net realized gain (loss)		153,488,384
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	436
Fidelity Central Funds	(242)
Other affiliated issuers	(3,721,687,957)
Futures contracts	(9,461,456)
Total change in net unrealized appreciation (depreciation)		(3,731,149,219)
Net gain (loss)		(3,577,660,835)
Net increase (decrease) in net assets resulting from operations		$(3,469,817,364)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$107,843,471	$374,434,768
Net realized gain (loss)	153,488,384	1,827,866,798
Change in net unrealized appreciation (depreciation)	(3,731,149,219)	(1,616,052,763)
Net increase (decrease) in net assets resulting from operations	(3,469,817,364)	586,248,803
Distributions to shareholders	(1,070,907,319)	(1,916,924,784)
Share transactions - net increase (decrease)	1,370,214,226	999,220,120
Total increase (decrease) in net assets	(3,170,510,457)	(331,455,861)

Net Assets
Beginning of period	16,601,516,300	16,932,972,161
End of period	$13,431,005,843	$16,601,516,300

Financial Highlights
Fidelity Freedom® 2050 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$14.33	$9.61	$11.52	$12.16	$11.05
Income from Investment Operations
Net investment income (loss) A,B	.07	.30	.12	.18	.16	.12
Net realized and unrealized gain (loss)	(2.70)	.23	5.27	(1.30)	- C	1.48
Total from investment operations	(2.63)	.53	5.39	(1.12)	.16	1.60
Distributions from net investment income	-	(.32)	(.14)	(.18)	(.17)	(.14)
Distributions from net realized gain	(.84)	(1.34)	(.53)	(.60)	(.63)	(.35)
Total distributions	(.84)	(1.66)	(.67)	(.79) D	(.80)	(.49)
Net asset value, end of period	$9.73	$13.20	$14.33	$9.61	$11.52	$12.16
Total Return E,F	(20.71)%	3.20%	57.62%	(10.80)%	1.73%	14.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.75%	.75%	.75%	.75%	.63% J
Expenses net of fee waivers, if any	.75% I	.75%	.75%	.75%	.75%	.63% J
Expenses net of all reductions	.75% I	.75%	.75%	.75%	.75%	.63% J
Net investment income (loss)	1.34% I	2.10%	.96%	1.53%	1.37%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$4,611,698	$5,676,102	$5,495,177	$3,373,190	$3,679,538	$3,452,997
Portfolio turnover rate K	21% I,L	29%	21%	27%	18%	16% M

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2050 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$14.32	$9.60	$11.50	$12.14	$11.65
Income from Investment Operations
Net investment income (loss) B,C	.08	.32	.13	.19	.17	.17
Net realized and unrealized gain (loss)	(2.69)	.22	5.27	(1.29)	- D	.67
Total from investment operations	(2.61)	.54	5.40	(1.10)	.17	.84
Distributions from net investment income	-	(.33)	(.15)	(.19)	(.18)	(.15)
Distributions from net realized gain	(.85)	(1.34)	(.53)	(.61)	(.63)	(.19)
Total distributions	(.85)	(1.67)	(.68)	(.80)	(.81)	(.35) E
Net asset value, end of period	$9.73	$13.19	$14.32	$9.60	$11.50	$12.14
Total Return F,G	(20.63)%	3.26%	57.78%	(10.66)%	1.82%	7.18%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.64% J	.64% K	.64%	.64%	.64%	.65% J,K
Expenses net of fee waivers, if any	.64% J	.64% K	.64%	.64%	.64%	.65% J,K
Expenses net of all reductions	.64% J	.64% K	.64%	.64%	.64%	.65% J,K
Net investment income (loss)	1.44% J	2.20%	1.06%	1.63%	1.48%	2.04% J
Supplemental Data
Net assets, end of period (000 omitted)	$5,896,814	$7,763,505	$8,727,043	$5,952,708	$6,982,416	$7,475,339
Portfolio turnover rate L	21% J,M	29%	21%	27%	18%	16% N

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

N The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2050 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.17	$14.30	$9.59	$11.49	$12.15	$11.40
Income from Investment Operations
Net investment income (loss) B,C	.09	.34	.15	.20	.19	.14
Net realized and unrealized gain (loss)	(2.70)	.22	5.26	(1.28)	(.01)	.96
Total from investment operations	(2.61)	.56	5.41	(1.08)	.18	1.10
Distributions from net investment income	-	(.35)	(.17)	(.21)	(.21)	(.16)
Distributions from net realized gain	(.85)	(1.34)	(.53)	(.61)	(.63)	(.19)
Total distributions	(.85)	(1.69)	(.70)	(.82)	(.84)	(.35)
Net asset value, end of period	$9.71	$13.17	$14.30	$9.59	$11.49	$12.15
Total Return D,E	(20.61)%	3.43%	57.97%	(10.49)%	1.96%	9.65%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H	.49% I	.49%	.49%	.50% I	.50% H,I
Expenses net of fee waivers, if any	.49% H	.49% I	.49%	.49%	.50% I	.50% H,I
Expenses net of all reductions	.49% H	.49% I	.49%	.49%	.50% I	.50% H,I
Net investment income (loss)	1.59% H	2.35%	1.21%	1.78%	1.62%	1.42% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,922,493	$3,161,910	$2,710,752	$1,486,348	$1,184,606	$327,591
Portfolio turnover rate J	21% H,K	29%	21%	27%	18%	16% L

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2055 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Growth Company Fund	8.6
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.0
Fidelity Series Value Discovery Fund	4.6
73.4

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2055 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.89% to 2.42% 10/6/22 to 10/20/22 (b) (Cost $6,173,112)	6,180,000	6,173,430

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	15,823,585	135,766,361
Fidelity Series Blue Chip Growth Fund (c)	32,086,974	322,153,218
Fidelity Series Commodity Strategy Fund (c)	41,578,255	86,898,553
Fidelity Series Growth Company Fund (c)	47,239,235	633,950,528
Fidelity Series Intrinsic Opportunities Fund (c)	22,205,627	292,226,046
Fidelity Series Large Cap Stock Fund (c)	40,745,939	601,817,526
Fidelity Series Large Cap Value Index Fund (c)	15,586,298	198,257,713
Fidelity Series Opportunistic Insights Fund (c)	25,939,852	368,605,294
Fidelity Series Small Cap Discovery Fund (c)	6,551,241	61,450,639
Fidelity Series Small Cap Opportunities Fund (c)	19,004,304	204,866,399
Fidelity Series Stock Selector Large Cap Value Fund (c)	38,979,726	435,403,542
Fidelity Series Value Discovery Fund (c)	24,734,153	340,589,291
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,024,479,289)		3,681,985,110

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	19,260,882	238,834,942
Fidelity Series Emerging Markets Fund (c)	14,601,929	105,717,967
Fidelity Series Emerging Markets Opportunities Fund (c)	66,856,432	970,755,396
Fidelity Series International Growth Fund (c)	42,453,010	544,247,589
Fidelity Series International Small Cap Fund (c)	10,422,482	142,579,556
Fidelity Series International Value Fund (c)	63,859,401	548,552,251
Fidelity Series Overseas Fund (c)	57,659,112	549,491,342
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,600,205,428)		3,100,179,043

Bond Funds - 7.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	912,930	7,294,309
Fidelity Series Emerging Markets Debt Fund (c)	5,665,381	38,864,513
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	1,604,222	12,785,652
Fidelity Series Floating Rate High Income Fund (c)	863,306	7,510,759
Fidelity Series High Income Fund (c)	5,093,366	40,135,726
Fidelity Series International Credit Fund (c)	205,395	1,616,457
Fidelity Series Long-Term Treasury Bond Index Fund (c)	70,601,454	421,490,683
Fidelity Series Real Estate Income Fund (c)	1,999,073	19,031,179
TOTAL BOND FUNDS (Cost $720,084,314)		548,729,278

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	1,970,496	1,970,890
Fidelity Series Government Money Market Fund 3.00% (c)(e)	37,353,382	37,353,382
Fidelity Series Short-Term Credit Fund (c)	1,297	12,299
TOTAL SHORT-TERM FUNDS (Cost $39,336,571)		39,336,571

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,390,278,714)	7,376,403,432
NET OTHER ASSETS (LIABILITIES) - 0.0%	(655,063)
NET ASSETS - 100.0%	7,375,748,369

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,201	Dec 2022	134,587,063	(8,191,460)	(8,191,460)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	113	Dec 2022	15,481,000	(196,466)	(196,466)

TOTAL PURCHASED					(8,387,926)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	196	Dec 2022	35,294,700	43,586	43,586
ICE E-mini MSCI EAFE Index Contracts (United States)	350	Dec 2022	29,060,500	3,942,300	3,942,300
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	246	Dec 2022	10,719,450	48,559	48,559

TOTAL SOLD					4,034,445

TOTAL FUTURES CONTRACTS					(4,353,481)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,234,160.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	6,693,870	41,085,246	45,808,226	56,644	119	(119)	1,970,890	0.0%
Total	6,693,870	41,085,246	45,808,226	56,644	119	(119)	1,970,890

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,851,170	492,664	578,323	-	(34,284)	(1,436,918)	7,294,309
Fidelity Series All-Sector Equity Fund	173,164,572	9,210,418	11,375,240	-	(1,591,497)	(33,641,892)	135,766,361
Fidelity Series Blue Chip Growth Fund	284,292,395	154,523,389	13,648,912	10,824,666	(3,828,004)	(99,185,650)	322,153,218
Fidelity Series Canada Fund	287,620,378	27,896,659	17,786,687	-	(1,207,018)	(57,688,390)	238,834,942
Fidelity Series Commodity Strategy Fund	131,149,026	76,753,763	45,697,012	64,083,369	(15,385,203)	(59,922,021)	86,898,553
Fidelity Series Emerging Markets Debt Fund	43,271,340	3,896,070	733,691	1,137,594	(65,437)	(7,503,769)	38,864,513
Fidelity Series Emerging Markets Debt Local Currency Fund	14,654,728	861,815	1,019,983	-	(137,339)	(1,573,569)	12,785,652
Fidelity Series Emerging Markets Fund	120,854,150	16,481,122	3,234,009	-	(656,201)	(27,727,095)	105,717,967
Fidelity Series Emerging Markets Opportunities Fund	1,122,211,280	132,399,998	37,063,049	-	(10,087,263)	(236,705,570)	970,755,396
Fidelity Series Floating Rate High Income Fund	8,855,214	710,308	1,593,642	220,810	(72,249)	(388,872)	7,510,759
Fidelity Series Government Money Market Fund 3.00%	-	37,353,402	20	1,670	-	-	37,353,382
Fidelity Series Growth Company Fund	708,641,226	148,158,870	22,398,448	-	(4,063,843)	(196,387,277)	633,950,528
Fidelity Series High Income Fund	53,082,250	3,929,747	10,197,883	1,265,453	(1,055,925)	(5,622,463)	40,135,726
Fidelity Series International Credit Fund	1,878,624	25,649	3,567	25,649	(79)	(284,170)	1,616,457
Fidelity Series International Growth Fund	657,878,795	72,030,285	31,338,888	-	(7,720,493)	(146,602,110)	544,247,589
Fidelity Series International Small Cap Fund	180,275,889	11,186,412	5,055,038	-	(1,134,713)	(42,692,994)	142,579,556
Fidelity Series International Value Fund	664,366,166	70,263,431	36,851,836	-	(1,302,127)	(147,923,383)	548,552,251
Fidelity Series Intrinsic Opportunities Fund	666,042,808	107,952,837	336,488,986	81,474,809	12,421,743	(157,702,356)	292,226,046
Fidelity Series Investment Grade Bond Fund	45,582,996	850,382	44,671,511	166,814	(1,916,771)	154,904	-
Fidelity Series Large Cap Stock Fund	630,205,870	160,125,088	31,037,491	34,755,019	(2,275,179)	(155,200,762)	601,817,526
Fidelity Series Large Cap Value Index Fund	237,217,869	17,099,517	15,016,259	-	(254,848)	(40,788,566)	198,257,713
Fidelity Series Long-Term Treasury Bond Index Fund	471,573,334	90,766,306	31,795,161	5,800,855	(7,474,320)	(101,579,476)	421,490,683
Fidelity Series Opportunistic Insights Fund	363,042,115	108,765,018	13,815,593	-	(1,678,635)	(87,707,611)	368,605,294
Fidelity Series Overseas Fund	661,456,379	70,354,611	12,874,425	-	(2,003,467)	(167,441,756)	549,491,342
Fidelity Series Real Estate Income Fund	31,629,782	3,129,447	11,449,342	1,407,536	(596,204)	(3,682,504)	19,031,179
Fidelity Series Short-Term Credit Fund	-	12,299	-	-	-	-	12,299
Fidelity Series Small Cap Discovery Fund	77,159,153	12,895,145	4,656,245	8,677,147	(731,909)	(23,215,505)	61,450,639
Fidelity Series Small Cap Opportunities Fund	256,458,904	23,574,677	21,445,523	9,482,725	(1,828,514)	(51,893,145)	204,866,399
Fidelity Series Stock Selector Large Cap Value Fund	530,806,532	37,027,364	40,220,312	-	(1,356,877)	(90,853,165)	435,403,542
Fidelity Series Value Discovery Fund	403,830,059	32,128,505	39,506,272	-	(1,289,550)	(54,573,451)	340,589,291
	8,836,053,004	1,430,855,198	841,553,348	219,324,116	(57,326,206)	(1,999,769,536)	7,368,259,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	6,173,430	-	6,173,430	-

Domestic Equity Funds	3,681,985,110	3,681,985,110	-	-

International Equity Funds	3,100,179,043	3,100,179,043	-	-

Bond Funds	548,729,278	548,729,278	-	-

Short-Term Funds	39,336,571	39,336,571	-	-
Total Investments in Securities:	7,376,403,432	7,370,230,002	6,173,430	-
Derivative Instruments:

Assets
Futures Contracts	4,034,445	4,034,445	-	-
Total Assets	4,034,445	4,034,445	-	-

Liabilities
Futures Contracts	(8,387,926)	(8,387,926)	-	-
Total Liabilities	(8,387,926)	(8,387,926)	-	-
Total Derivative Instruments:	(4,353,481)	(4,353,481)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,034,445	0
Total Equity Risk	4,034,445	0
Interest Rate Risk
Futures Contracts (a)	0	(8,387,926)
Total Interest Rate Risk	0	(8,387,926)
Total Value of Derivatives	4,034,445	(8,387,926)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2055 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $6,173,112)		$6,173,430
Fidelity Central Funds (cost $1,970,890)		1,970,890
Other affiliated issuers (cost $8,382,134,712)		7,368,259,112

Total Investment in Securities (cost $8,390,278,714)			$7,376,403,432
Receivable for investments sold			41,000,164
Receivable for fund shares sold			22,173,304
Distributions receivable from Fidelity Central Funds			7,785
Total assets			7,439,584,685
Liabilities
Payable for investments purchased		52,177,117
Payable for fund shares redeemed		7,106,456
Accrued management fee		4,183,076
Payable for daily variation margin on futures contracts		369,667
Total Liabilities			63,836,316
Net Assets			$7,375,748,369
Net Assets consist of:
Paid in capital			$8,323,655,992
Total accumulated earnings (loss)			(947,907,623)
Net Assets			$7,375,748,369

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund :
Net Asset Value , offering price and redemption price per share ($2,318,271,251 ÷ 205,918,133 shares)			$11.26
Class K :
Net Asset Value , offering price and redemption price per share ($3,380,741,765 ÷ 300,186,702 shares)			$11.26
Class K6 :
Net Asset Value , offering price and redemption price per share ($1,676,735,353 ÷ 149,093,004 shares)			$11.25
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$85,195,103
Interest		42,625
Income from Fidelity Central Funds		56,644
Total Income		85,294,372
Expenses
Management fee	$26,065,440
Independent trustees' fees and expenses	13,879
Total expenses before reductions	26,079,319
Expense reductions	(129)
Total expenses after reductions		26,079,190
Net Investment income (loss)		59,215,182
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,899
Fidelity Central Funds	119
Other affiliated issuers	(57,326,206)
Futures contracts	(5,161,949)
Capital gain distributions from underlying funds:
Affiliated issuers	134,129,013
Total net realized gain (loss)		71,642,876
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	232
Fidelity Central Funds	(119)
Other affiliated issuers	(1,999,769,536)
Futures contracts	(5,089,371)
Total change in net unrealized appreciation (depreciation)		(2,004,858,794)
Net gain (loss)		(1,933,215,918)
Net increase (decrease) in net assets resulting from operations		$(1,874,000,736)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,215,182	$196,008,639
Net realized gain (loss)	71,642,876	922,029,347
Change in net unrealized appreciation (depreciation)	(2,004,858,794)	(831,677,509)
Net increase (decrease) in net assets resulting from operations	(1,874,000,736)	286,360,477
Distributions to shareholders	(556,525,888)	(951,977,956)
Share transactions - net increase (decrease)	959,532,334	909,068,394
Total increase (decrease) in net assets	(1,470,994,290)	243,450,915

Net Assets
Beginning of period	8,846,742,659	8,603,291,744
End of period	$7,375,748,369	$8,846,742,659

Financial Highlights
Fidelity Freedom® 2055 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.24	$16.46	$10.95	$13.10	$13.70	$12.41
Income from Investment Operations
Net investment income (loss) A,B	.09	.35	.14	.20	.19	.14
Net realized and unrealized gain (loss)	(3.12)	.25	6.02	(1.49)	- C	1.64
Total from investment operations	(3.03)	.60	6.16	(1.29)	.19	1.78
Distributions from net investment income	-	(.37)	(.16)	(.20)	(.19)	(.15)
Distributions from net realized gain	(.95)	(1.46)	(.50)	(.66)	(.60)	(.34)
Total distributions	(.95)	(1.82) D	(.65) D	(.86)	(.79)	(.49)
Net asset value, end of period	$11.26	$15.24	$16.46	$10.95	$13.10	$13.70
Total Return E,F	(20.70)%	3.21%	57.70%	(10.85)%	1.73%	14.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75% I	.75%	.75%	.75%	.75%	.64% J
Expenses net of fee waivers, if any	.75% I	.75%	.75%	.75%	.75%	.64% J
Expenses net of all reductions	.75% I	.75%	.75%	.75%	.75%	.64% J
Net investment income (loss)	1.36% I	2.12%	.97%	1.54%	1.40%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,318,271	$2,747,697	$2,561,622	$1,500,450	$1,490,393	$1,265,311
Portfolio turnover rate K	20% I,L	29%	21%	25%	18%	15% M

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2055 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$15.24	$16.45	$10.95	$13.09	$13.69	$13.11
Income from Investment Operations
Net investment income (loss) B,C	.09	.37	.15	.21	.20	.19
Net realized and unrealized gain (loss)	(3.12)	.25	6.01	(1.48)	- D	.76
Total from investment operations	(3.03)	.62	6.16	(1.27)	.20	.95
Distributions from net investment income	-	(.38)	(.17)	(.21)	(.20)	(.17)
Distributions from net realized gain	(.95)	(1.46)	(.50)	(.66)	(.60)	(.20)
Total distributions	(.95)	(1.83) E	(.66) E	(.87)	(.80)	(.37)
Net asset value, end of period	$11.26	$15.24	$16.45	$10.95	$13.09	$13.69
Total Return F,G	(20.68)%	3.33%	57.70%	(10.70)%	1.84%	7.26%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.64% J	.64% K	.64%	.64%	.64%	.65% J,K
Expenses net of fee waivers, if any	.64% J	.64% K	.64%	.64%	.64%	.65% J,K
Expenses net of all reductions	.64% J	.64% K	.64%	.64%	.64%	.65% J,K
Net investment income (loss)	1.46% J	2.22%	1.07%	1.64%	1.50%	2.01% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,380,742	$4,350,522	$4,567,253	$2,984,272	$3,138,528	$2,992,599
Portfolio turnover rate L	20% J,M	29%	21%	25%	18%	15% N

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

N The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2055 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$15.22	$16.43	$10.93	$13.08	$13.70	$12.83
Income from Investment Operations
Net investment income (loss) B,C	.10	.39	.17	.23	.21	.16
Net realized and unrealized gain (loss)	(3.11)	.26	6.01	(1.48)	- D	1.09
Total from investment operations	(3.01)	.65	6.18	(1.25)	.21	1.25
Distributions from net investment income	-	(.40)	(.19)	(.23)	(.23)	(.17)
Distributions from net realized gain	(.96)	(1.46)	(.50)	(.67)	(.60)	(.20)
Total distributions	(.96)	(1.86)	(.68) E	(.90)	(.83)	(.38) E
Net asset value, end of period	$11.25	$15.22	$16.43	$10.93	$13.08	$13.70
Total Return F,G	(20.60)%	3.51%	58.01%	(10.61)%	1.97%	9.70%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.49% J	.49% K	.49%	.49%	.50% K	.50% J,K
Expenses net of fee waivers, if any	.49% J	.49% K	.49%	.49%	.50% K	.50% J,K
Expenses net of all reductions	.49% J	.49% K	.49%	.49%	.50% K	.50% J,K
Net investment income (loss)	1.61% J	2.37%	1.22%	1.79%	1.65%	1.43% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,676,735	$1,748,523	$1,474,416	$745,795	$541,624	$135,481
Portfolio turnover rate L	20% J,M	29%	21%	25%	18%	15% N

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

N The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2060 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Growth Company Fund	8.6
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.0
Fidelity Series Value Discovery Fund	4.6
73.4

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2060 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.13% to 2.42% 10/13/22 to 10/20/22 (b) (Cost $2,646,971)	2,650,000	2,647,113

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	6,980,972	59,896,737
Fidelity Series Blue Chip Growth Fund (c)	14,157,481	142,141,110
Fidelity Series Commodity Strategy Fund (c)	18,407,888	38,472,487
Fidelity Series Growth Company Fund (c)	20,841,472	279,692,557
Fidelity Series Intrinsic Opportunities Fund (c)	9,799,207	128,957,562
Fidelity Series Large Cap Stock Fund (c)	17,978,564	265,543,396
Fidelity Series Large Cap Value Index Fund (c)	6,875,973	87,462,377
Fidelity Series Opportunistic Insights Fund (c)	11,445,734	162,643,885
Fidelity Series Small Cap Discovery Fund (c)	2,890,427	27,112,205
Fidelity Series Small Cap Opportunities Fund (c)	8,384,668	90,386,725
Fidelity Series Stock Selector Large Cap Value Fund (c)	17,198,668	192,109,127
Fidelity Series Value Discovery Fund (c)	10,913,809	150,283,144
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,888,227,395)		1,624,701,312

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	8,499,047	105,388,186
Fidelity Series Emerging Markets Fund (c)	6,454,447	46,730,194
Fidelity Series Emerging Markets Opportunities Fund (c)	29,500,854	428,352,395
Fidelity Series International Growth Fund (c)	18,735,175	240,184,944
Fidelity Series International Small Cap Fund (c)	4,598,410	62,906,255
Fidelity Series International Value Fund (c)	28,176,536	242,036,447
Fidelity Series Overseas Fund (c)	25,445,411	242,494,763
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,661,886,265)		1,368,093,184

Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	402,842	3,218,708
Fidelity Series Emerging Markets Debt Fund (c)	2,499,448	17,146,214
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	707,776	5,640,973
Fidelity Series Floating Rate High Income Fund (c)	380,879	3,313,650
Fidelity Series High Income Fund (c)	2,247,061	17,706,840
Fidelity Series International Credit Fund (c)	30,119	237,034
Fidelity Series Long-Term Treasury Bond Index Fund (c)	31,150,133	185,966,294
Fidelity Series Real Estate Income Fund (c)	882,544	8,401,821
TOTAL BOND FUNDS (Cost $313,448,144)		241,631,534

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	701,183	701,323
Fidelity Series Government Money Market Fund 3.00% (c)(e)	16,606,652	16,606,652
Fidelity Series Short-Term Credit Fund (c)	1,159	10,985
TOTAL SHORT-TERM FUNDS (Cost $17,318,960)		17,318,960

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,883,527,735)	3,254,392,103
NET OTHER ASSETS (LIABILITIES) - 0.0%	(316,729)
NET ASSETS - 100.0%	3,254,075,374

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	529	Dec 2022	59,281,063	(3,596,140)	(3,596,140)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	50	Dec 2022	6,850,000	(85,984)	(85,984)

TOTAL PURCHASED					(3,682,124)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	87	Dec 2022	15,666,525	15,207	15,207
ICE E-mini MSCI EAFE Index Contracts (United States)	156	Dec 2022	12,952,680	1,757,100	1,757,100
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	113	Dec 2022	4,923,975	26,707	26,707

TOTAL SOLD					1,799,014

TOTAL FUTURES CONTRACTS					(1,883,110)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,305,477.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	2,437,712	17,107,514	18,843,903	23,422	37	(37)	701,323	0.0%
Total	2,437,712	17,107,514	18,843,903	23,422	37	(37)	701,323

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,661,274	398,485	209,262	-	(13,112)	(618,677)	3,218,708
Fidelity Series All-Sector Equity Fund	71,632,070	7,443,860	4,169,345	-	(375,300)	(14,634,548)	59,896,737
Fidelity Series Blue Chip Growth Fund	117,609,421	73,627,922	5,104,591	4,739,507	(1,604,878)	(42,386,764)	142,141,110
Fidelity Series Canada Fund	119,001,508	18,118,147	6,510,371	-	(559,499)	(24,661,599)	105,388,186
Fidelity Series Commodity Strategy Fund	54,307,455	36,306,265	19,140,523	28,059,968	(6,964,815)	(26,035,895)	38,472,487
Fidelity Series Emerging Markets Debt Fund	17,919,154	2,713,950	245,051	487,550	(39,317)	(3,202,522)	17,146,214
Fidelity Series Emerging Markets Debt Local Currency Fund	6,062,490	698,805	391,010	-	(72,236)	(657,076)	5,640,973
Fidelity Series Emerging Markets Fund	50,024,818	9,884,258	995,428	-	(222,701)	(11,960,753)	46,730,194
Fidelity Series Emerging Markets Opportunities Fund	464,274,981	81,988,336	11,996,361	-	(3,086,663)	(102,827,898)	428,352,395
Fidelity Series Floating Rate High Income Fund	3,663,182	491,105	644,333	94,563	(25,618)	(170,686)	3,313,650
Fidelity Series Government Money Market Fund 3.00%	-	16,606,983	331	736	-	-	16,606,652
Fidelity Series Growth Company Fund	293,150,735	79,508,479	7,853,657	-	(1,468,487)	(83,644,513)	279,692,557
Fidelity Series High Income Fund	22,042,135	2,685,639	4,167,278	540,817	(278,233)	(2,575,423)	17,706,840
Fidelity Series International Credit Fund	275,559	3,762	595	3,762	(13)	(41,679)	237,034
Fidelity Series International Growth Fund	272,164,209	44,910,665	10,812,618	-	(2,438,776)	(63,638,536)	240,184,944
Fidelity Series International Small Cap Fund	74,571,934	8,704,452	1,616,598	-	(691,933)	(18,061,600)	62,906,255
Fidelity Series International Value Fund	274,846,826	44,314,834	13,089,128	-	(529,004)	(63,507,081)	242,036,447
Fidelity Series Intrinsic Opportunities Fund	275,535,074	56,871,087	140,459,440	35,676,834	(1,917,045)	(61,072,114)	128,957,562
Fidelity Series Investment Grade Bond Fund	18,943,784	608,933	18,816,991	69,936	(798,649)	62,923	-
Fidelity Series Large Cap Stock Fund	260,700,664	83,983,582	11,422,634	15,041,748	(990,087)	(66,728,129)	265,543,396
Fidelity Series Large Cap Value Index Fund	98,124,897	12,260,795	5,293,088	-	(179,426)	(17,450,801)	87,462,377
Fidelity Series Long-Term Treasury Bond Index Fund	195,158,968	49,569,471	12,201,581	2,482,349	(3,141,391)	(43,419,173)	185,966,294
Fidelity Series Opportunistic Insights Fund	150,170,612	55,201,658	4,675,976	-	(747,824)	(37,304,585)	162,643,885
Fidelity Series Overseas Fund	273,642,751	44,911,608	3,628,655	-	(612,719)	(71,818,222)	242,494,763
Fidelity Series Real Estate Income Fund	13,087,241	1,676,294	4,507,359	621,173	(252,339)	(1,602,016)	8,401,821
Fidelity Series Short-Term Credit Fund	-	10,985	-	-	-	-	10,985
Fidelity Series Small Cap Discovery Fund	31,997,569	7,085,316	1,754,516	3,674,905	(304,540)	(9,911,624)	27,112,205
Fidelity Series Small Cap Opportunities Fund	106,087,853	15,569,967	8,286,152	4,152,037	(771,791)	(22,213,152)	90,386,725
Fidelity Series Stock Selector Large Cap Value Fund	219,569,592	27,231,723	15,044,571	-	(338,038)	(39,309,579)	192,109,127
Fidelity Series Value Discovery Fund	167,044,439	22,170,209	14,877,171	-	(511,419)	(23,542,914)	150,283,144
	3,655,271,195	805,557,575	327,914,614	95,645,885	(28,935,853)	(852,934,636)	3,251,043,667

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,647,113	-	2,647,113	-

Domestic Equity Funds	1,624,701,312	1,624,701,312	-	-

International Equity Funds	1,368,093,184	1,368,093,184	-	-

Bond Funds	241,631,534	241,631,534	-	-

Short-Term Funds	17,318,960	17,318,960	-	-
Total Investments in Securities:	3,254,392,103	3,251,744,990	2,647,113	-
Derivative Instruments:

Assets
Futures Contracts	1,799,014	1,799,014	-	-
Total Assets	1,799,014	1,799,014	-	-

Liabilities
Futures Contracts	(3,682,124)	(3,682,124)	-	-
Total Liabilities	(3,682,124)	(3,682,124)	-	-
Total Derivative Instruments:	(1,883,110)	(1,883,110)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,799,014	0
Total Equity Risk	1,799,014	0
Interest Rate Risk
Futures Contracts (a)	0	(3,682,124)
Total Interest Rate Risk	0	(3,682,124)
Total Value of Derivatives	1,799,014	(3,682,124)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2060 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $2,646,971)		$2,647,113
Fidelity Central Funds (cost $701,323)		701,323
Other affiliated issuers (cost $3,880,179,441)		3,251,043,667

Total Investment in Securities (cost $3,883,527,735)			$3,254,392,103
Receivable for investments sold			16,898,279
Receivable for fund shares sold			14,635,559
Distributions receivable from Fidelity Central Funds			3,052
Total assets			3,285,928,993
Liabilities
Payable for investments purchased		26,826,239
Payable for fund shares redeemed		3,037,879
Accrued management fee		1,823,379
Payable for daily variation margin on futures contracts		166,122
Total Liabilities			31,853,619
Net Assets			$3,254,075,374
Net Assets consist of:
Paid in capital			$3,862,476,004
Total accumulated earnings (loss)			(608,400,630)
Net Assets			$3,254,075,374

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund :
Net Asset Value , offering price and redemption price per share ($955,560,450 ÷ 92,510,774 shares)			$10.33
Class K :
Net Asset Value , offering price and redemption price per share ($1,511,459,235 ÷ 146,298,016 shares)			$10.33
Class K6 :
Net Asset Value , offering price and redemption price per share ($787,055,689 ÷ 76,174,591 shares)			$10.33
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$37,174,217
Interest		18,396
Income from Fidelity Central Funds		23,422
Total Income		37,216,035
Expenses
Management fee	$11,068,130
Independent trustees' fees and expenses	5,837
Total expenses before reductions	11,073,967
Expense reductions	(132)
Total expenses after reductions		11,073,835
Net Investment income (loss)		26,142,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	395
Fidelity Central Funds	37
Other affiliated issuers	(28,935,853)
Futures contracts	(2,328,154)
Capital gain distributions from underlying funds:
Affiliated issuers	58,471,668
Total net realized gain (loss)		27,208,093
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	111
Fidelity Central Funds	(37)
Other affiliated issuers	(852,934,636)
Futures contracts	(2,074,732)
Total change in net unrealized appreciation (depreciation)		(855,009,294)
Net gain (loss)		(827,801,201)
Net increase (decrease) in net assets resulting from operations		$(801,659,001)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,142,200	$77,243,903
Net realized gain (loss)	27,208,093	343,282,727
Change in net unrealized appreciation (depreciation)	(855,009,294)	(326,994,681)
Net increase (decrease) in net assets resulting from operations	(801,659,001)	93,531,949
Distributions to shareholders	(218,018,204)	(338,468,682)
Share transactions - net increase (decrease)	614,159,357	759,476,755
Total increase (decrease) in net assets	(405,517,848)	514,540,022

Net Assets
Beginning of period	3,659,593,222	3,145,053,200
End of period	$3,254,075,374	$3,659,593,222

Financial Highlights
Fidelity Freedom® 2060 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.92	$14.89	$9.87	$11.76	$12.20	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.08	.32	.13	.19	.17	.13
Net realized and unrealized gain (loss)	(2.86)	.22	5.43	(1.34)	.01	1.46
Total from investment operations	(2.78)	.54	5.56	(1.15)	.18	1.59
Distributions from net investment income	-	(.33)	(.15)	(.19)	(.16)	(.13)
Distributions from net realized gain	(.81)	(1.18)	(.39)	(.55)	(.45)	(.26)
Total distributions	(.81)	(1.51)	(.54)	(.74)	(.62) C	(.40) C
Net asset value, end of period	$10.33	$13.92	$14.89	$9.87	$11.76	$12.20
Total Return D,E	(20.71)%	3.21%	57.57%	(10.80)%	1.78%	14.50%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.66% I
Expenses net of fee waivers, if any	.75% H	.75%	.75%	.75%	.75%	.66% I
Expenses net of all reductions	.75% H	.75%	.75%	.75%	.75%	.66% I
Net investment income (loss)	1.40% H	2.14%	.99%	1.59%	1.46%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$955,560	$1,070,581	$891,301	$451,002	$367,472	$241,896
Portfolio turnover rate J	18% H,K	28%	18%	25%	16%	11% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

L The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2060 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.92	$14.88	$9.86	$11.74	$12.19	$11.65
Income from Investment Operations
Net investment income (loss) B,C	.09	.34	.14	.20	.19	.16
Net realized and unrealized gain (loss)	(2.87)	.22	5.43	(1.34)	(.01)	.68
Total from investment operations	(2.78)	.56	5.57	(1.14)	.18	.84
Distributions from net investment income	-	(.34)	(.15)	(.19)	(.17)	(.15)
Distributions from net realized gain	(.81)	(1.18)	(.39)	(.55)	(.45)	(.15)
Total distributions	(.81)	(1.52)	(.55) D	(.74)	(.63) D	(.30)
Net asset value, end of period	$10.33	$13.92	$14.88	$9.86	$11.74	$12.19
Total Return E,F	(20.71)%	3.35%	57.77%	(10.66)%	1.80%	7.19%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.64% J	.64%	.64%	.64%	.65% I,J
Expenses net of fee waivers, if any	.64% I	.64% J	.64%	.64%	.64%	.65% I,J
Expenses net of all reductions	.64% I	.64% J	.64%	.64%	.64%	.65% I,J
Net investment income (loss)	1.50% I	2.24%	1.09%	1.69%	1.57%	1.92% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,511,459	$1,829,608	$1,714,287	$933,551	$784,848	$549,158
Portfolio turnover rate K	18% I,L	28%	18%	25%	16%	11% M

A For the period July 20, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2060 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$13.91	$14.87	$9.85	$11.75	$12.20	$11.40
Income from Investment Operations
Net investment income (loss) B,C	.10	.36	.16	.22	.20	.14
Net realized and unrealized gain (loss)	(2.87)	.22	5.43	(1.35)	- D	.96
Total from investment operations	(2.77)	.58	5.59	(1.13)	.20	1.10
Distributions from net investment income	-	(.36)	(.17)	(.21)	(.20)	(.15)
Distributions from net realized gain	(.81)	(1.18)	(.40)	(.56)	(.45)	(.15)
Total distributions	(.81)	(1.54)	(.57)	(.77)	(.65)	(.30)
Net asset value, end of period	$10.33	$13.91	$14.87	$9.85	$11.75	$12.20
Total Return E,F	(20.65)%	3.51%	58.07%	(10.65)%	2.05%	9.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49% J	.49%	.49%	.50% J	.50% I,J
Expenses net of fee waivers, if any	.49% I	.49% J	.49%	.49%	.50% J	.50% I,J
Expenses net of all reductions	.49% I	.49% J	.49%	.49%	.50% J	.50% I,J
Net investment income (loss)	1.66% I	2.39%	1.24%	1.84%	1.71%	1.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$787,056	$759,404	$539,465	$230,693	$136,574	$26,888
Portfolio turnover rate K	18% I,L	28%	18%	25%	16%	11% M

A For the period June 7, 2017 (commencement of sale of shares) through March 31, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Freedom® 2065 Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	13.2
Fidelity Series Growth Company Fund	8.6
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.4
Fidelity Series International Growth Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.0
Fidelity Series Value Discovery Fund	4.6
73.4

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® 2065 Fund
Schedule of Investments September 30, 2022 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.87% to 2.42% 10/6/22 to 10/20/22 (b) (Cost $369,644)	370,000	369,663

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,092,877	9,376,886
Fidelity Series Blue Chip Growth Fund (c)	2,216,771	22,256,384
Fidelity Series Commodity Strategy Fund (c)	2,880,206	6,019,630
Fidelity Series Growth Company Fund (c)	3,263,002	43,789,491
Fidelity Series Intrinsic Opportunities Fund (c)	1,534,654	20,196,049
Fidelity Series Large Cap Stock Fund (c)	2,814,955	41,576,884
Fidelity Series Large Cap Value Index Fund (c)	1,076,325	13,690,853
Fidelity Series Opportunistic Insights Fund (c)	1,792,084	25,465,520
Fidelity Series Small Cap Discovery Fund (c)	452,547	4,244,887
Fidelity Series Small Cap Opportunities Fund (c)	1,313,055	14,154,731
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,692,839	30,079,011
Fidelity Series Value Discovery Fund (c)	1,708,769	23,529,746
TOTAL DOMESTIC EQUITY FUNDS (Cost $315,793,000)		254,380,072

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,330,092	16,493,143
Fidelity Series Emerging Markets Fund (c)	1,013,344	7,336,607
Fidelity Series Emerging Markets Opportunities Fund (c)	4,616,469	67,031,137
Fidelity Series International Growth Fund (c)	2,934,693	37,622,769
Fidelity Series International Small Cap Fund (c)	719,751	9,846,197
Fidelity Series International Value Fund (c)	4,406,678	37,853,366
Fidelity Series Overseas Fund (c)	3,985,524	37,982,039
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $276,446,232)		214,165,258

Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	63,079	503,997
Fidelity Series Emerging Markets Debt Fund (c)	391,187	2,683,540
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	110,808	883,141
Fidelity Series Floating Rate High Income Fund (c)	59,614	518,645
Fidelity Series High Income Fund (c)	351,710	2,771,472
Fidelity Series International Credit Fund (c)	4,816	37,900
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,877,047	29,115,968
Fidelity Series Real Estate Income Fund (c)	138,157	1,315,250
TOTAL BOND FUNDS (Cost $47,491,885)		37,829,913

Short-Term Funds - 0.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.00% (c)(d)	2,602,568	2,602,568
Fidelity Series Short-Term Credit Fund (c)	486	4,605
TOTAL SHORT-TERM FUNDS (Cost $2,607,173)		2,607,173

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $642,707,934)	509,352,079
NET OTHER ASSETS (LIABILITIES) - 0.0%	(62,007)
NET ASSETS - 100.0%	509,290,072

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	82	Dec 2022	9,189,125	(550,215)	(550,215)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	7	Dec 2022	959,000	(12,721)	(12,721)

TOTAL PURCHASED					(562,936)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	14	Dec 2022	2,521,050	2,540	2,540
ICE E-mini MSCI EAFE Index Contracts (United States)	25	Dec 2022	2,075,750	281,515	281,515
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	19	Dec 2022	827,925	5,400	5,400

TOTAL SOLD					289,455

TOTAL FUTURES CONTRACTS					(273,481)
The notional amount of futures purchased as a percentage of Net Assets is 2.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,663.
(c)	Affiliated Fund
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	322,925	1,617,332	1,940,257	2,605	-	-	-	0.0%
Total	322,925	1,617,332	1,940,257	2,605	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	462,794	154,313	22,408	-	(779)	(89,923)	503,997
Fidelity Series All-Sector Equity Fund	9,057,923	2,884,393	465,461	-	(65,923)	(2,034,046)	9,376,886
Fidelity Series Blue Chip Growth Fund	14,870,729	14,242,955	646,909	721,817	(227,121)	(5,983,270)	22,256,384
Fidelity Series Canada Fund	15,050,020	5,762,773	739,382	-	(71,858)	(3,508,410)	16,493,143
Fidelity Series Commodity Strategy Fund	6,885,317	6,847,752	2,678,875	4,273,709	(1,203,175)	(3,831,389)	6,019,630
Fidelity Series Emerging Markets Debt Fund	2,271,793	897,931	27,114	68,923	(6,197)	(452,873)	2,683,540
Fidelity Series Emerging Markets Debt Local Currency Fund	765,966	267,942	48,842	-	(11,476)	(90,449)	883,141
Fidelity Series Emerging Markets Fund	6,338,766	2,840,793	102,583	-	(34,996)	(1,705,373)	7,336,607
Fidelity Series Emerging Markets Opportunities Fund	58,709,094	24,634,973	1,177,617	-	(546,612)	(14,588,701)	67,031,137
Fidelity Series Floating Rate High Income Fund	462,515	165,262	81,709	13,384	(3,000)	(24,423)	518,645
Fidelity Series Government Money Market Fund 3.00%	-	2,602,568	-	115	-	-	2,602,568
Fidelity Series Growth Company Fund	37,068,741	19,435,803	930,389	-	(343,082)	(11,441,582)	43,789,491
Fidelity Series High Income Fund	2,794,343	899,628	521,375	75,808	(45,703)	(355,421)	2,771,472
Fidelity Series International Credit Fund	44,051	601	87	601	(2)	(6,663)	37,900
Fidelity Series International Growth Fund	34,418,337	13,735,345	1,148,637	-	(265,522)	(9,116,754)	37,622,769
Fidelity Series International Small Cap Fund	9,429,169	3,245,663	176,402	-	(82,395)	(2,569,838)	9,846,197
Fidelity Series International Value Fund	34,754,122	13,642,328	1,410,955	-	(57,807)	(9,074,322)	37,853,366
Fidelity Series Intrinsic Opportunities Fund	34,864,497	13,114,705	18,469,628	5,432,130	(1,781,965)	(7,531,560)	20,196,049
Fidelity Series Investment Grade Bond Fund	2,406,991	259,611	2,572,025	9,208	(102,206)	7,629	-
Fidelity Series Large Cap Stock Fund	32,965,244	19,753,033	1,399,204	2,189,784	(151,358)	(9,590,831)	41,576,884
Fidelity Series Large Cap Value Index Fund	12,409,062	4,315,116	499,395	-	(23,086)	(2,510,844)	13,690,853
Fidelity Series Long-Term Treasury Bond Index Fund	24,674,029	12,424,927	1,449,014	349,656	(339,473)	(6,194,501)	29,115,968
Fidelity Series Opportunistic Insights Fund	18,989,860	12,184,973	400,970	-	(116,990)	(5,191,353)	25,465,520
Fidelity Series Overseas Fund	34,603,934	13,920,891	323,310	-	(46,456)	(10,173,020)	37,982,039
Fidelity Series Real Estate Income Fund	1,627,039	508,424	552,465	93,590	(46,094)	(221,654)	1,315,250
Fidelity Series Short-Term Credit Fund	-	4,605	-	-	-	-	4,605
Fidelity Series Small Cap Discovery Fund	4,025,885	1,827,511	178,609	501,403	(53,336)	(1,376,564)	4,244,887
Fidelity Series Small Cap Opportunities Fund	13,414,400	5,008,519	1,003,736	632,364	(171,251)	(3,093,201)	14,154,731
Fidelity Series Stock Selector Large Cap Value Fund	27,765,681	9,663,406	1,633,636	-	(125,236)	(5,591,204)	30,079,011
Fidelity Series Value Discovery Fund	21,124,962	7,480,569	1,590,759	-	(91,492)	(3,393,534)	23,529,746
	462,255,264	212,727,313	40,251,496	14,362,492	(6,014,591)	(119,734,074)	508,982,416

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Purchases and Sales Proceeds in the table above include the value of shares purchased or redeemed through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	369,663	-	369,663	-

Domestic Equity Funds	254,380,072	254,380,072	-	-

International Equity Funds	214,165,258	214,165,258	-	-

Bond Funds	37,829,913	37,829,913	-	-

Short-Term Funds	2,607,173	2,607,173	-	-
Total Investments in Securities:	509,352,079	508,982,416	369,663	-
Derivative Instruments:

Assets
Futures Contracts	289,455	289,455	-	-
Total Assets	289,455	289,455	-	-

Liabilities
Futures Contracts	(562,936)	(562,936)	-	-
Total Liabilities	(562,936)	(562,936)	-	-
Total Derivative Instruments:	(273,481)	(273,481)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	289,455	0
Total Equity Risk	289,455	0
Interest Rate Risk
Futures Contracts (a)	0	(562,936)
Total Interest Rate Risk	0	(562,936)
Total Value of Derivatives	289,455	(562,936)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2065 Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
			September 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $369,644)		$369,663
Affiliated issuers (cost $642,338,290)		508,982,416

Total Investment in Securities (cost $642,707,934)			$509,352,079
Receivable for investments sold			2,103,594
Receivable for fund shares sold			4,843,888
Distributions receivable from Fidelity Central Funds			221
Total assets			516,299,782
Liabilities
Payable to custodian bank		20,994
Payable for investments purchased		6,289,288
Payable for fund shares redeemed		395,694
Accrued management fee		278,723
Payable for daily variation margin on futures contracts		25,011
Total Liabilities			7,009,710
Net Assets			$509,290,072
Net Assets consist of:
Paid in capital			$640,010,140
Total accumulated earnings (loss)			(130,720,068)
Net Assets			$509,290,072

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund :
Net Asset Value , offering price and redemption price per share ($156,939,476 ÷ 16,663,990 shares)			$9.42
Class K :
Net Asset Value , offering price and redemption price per share ($217,741,347 ÷ 23,088,904 shares)			$9.43
Class K6 :
Net Asset Value , offering price and redemption price per share ($134,609,249 ÷ 14,242,998 shares)			$9.45
Statement of Operations
		Six months ended September 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,596,856
Interest		2,489
Income from Fidelity Central Funds		2,605
Total Income		5,601,950
Expenses
Management fee	$1,550,661
Independent trustees' fees and expenses	777
Total expenses before reductions	1,551,438
Expense reductions	(153)
Total expenses after reductions		1,551,285
Net Investment income (loss)		4,050,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(6,014,591)
Futures contracts	(339,219)
Capital gain distributions from underlying funds:
Affiliated issuers	8,765,636
Total net realized gain (loss)		2,411,826
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	16
Affiliated issuers	(119,734,074)
Futures contracts	(296,409)
Total change in net unrealized appreciation (depreciation)		(120,030,467)
Net gain (loss)		(117,618,641)
Net increase (decrease) in net assets resulting from operations		$(113,567,976)

Statement of Changes in Net Assets

	Six months ended September 30, 2022 (Unaudited)	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,050,665	$7,901,429
Net realized gain (loss)	2,411,826	32,881,502
Change in net unrealized appreciation (depreciation)	(120,030,467)	(39,412,824)
Net increase (decrease) in net assets resulting from operations	(113,567,976)	1,370,107
Distributions to shareholders	(23,433,117)	(26,514,383)
Share transactions - net increase (decrease)	183,544,230	262,447,810
Total increase (decrease) in net assets	46,543,137	237,303,534

Net Assets
Beginning of period	462,746,935	225,443,401
End of period	$509,290,072	$462,746,935

Financial Highlights
Fidelity Freedom® 2065 Fund

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.53	$13.10	$8.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.30	.12	.13
Net realized and unrealized gain (loss)	(2.60)	.17 D	4.74	(1.46)
Total from investment operations	(2.52)	.47	4.86	(1.33)
Distributions from net investment income	-	(.28)	(.13)	(.12)
Distributions from net realized gain	(.59)	(.76)	(.15)	(.03)
Total distributions	(.59)	(1.04)	(.28)	(.15)
Net asset value, end of period	$9.42	$12.53	$13.10	$8.52
Total Return E,F	(20.70)%	3.25%	57.49%	(13.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75% I	.75%	.75%	.76% I,J
Expenses net of fee waivers, if any	.75% I	.75%	.75%	.76% I,J
Expenses net of all reductions	.75% I	.75%	.75%	.76% I,J
Net investment income (loss)	1.55% I	2.24%	1.07%	1.71% I
Supplemental Data
Net assets, end of period (000 omitted)	$156,939	$143,463	$68,876	$13,332
Portfolio turnover rate K	16% I,L	23%	13%	33% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2065 Fund Class K

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.54	$13.11	$8.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.31	.14	.13
Net realized and unrealized gain (loss)	(2.60)	.17 D	4.74	(1.45)
Total from investment operations	(2.51)	.48	4.88	(1.32)
Distributions from net investment income	-	(.29)	(.13)	(.13)
Distributions from net realized gain	(.60)	(.76)	(.16)	(.03)
Total distributions	(.60)	(1.05)	(.29)	(.16)
Net asset value, end of period	$9.43	$12.54	$13.11	$8.52
Total Return E,F	(20.66)%	3.30%	57.72%	(13.55)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.64% J	.64%	.65% I,J
Expenses net of fee waivers, if any	.64% I	.64% J	.64%	.65% I,J
Expenses net of all reductions	.64% I	.64% J	.64%	.65% I,J
Net investment income (loss)	1.66% I	2.34%	1.18%	1.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$217,741	$213,091	$113,107	$20,387
Portfolio turnover rate K	16% I,L	23%	13%	33% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2065 Fund Class K6

	Six months ended (Unaudited) September 30, 2022	Years ended March 31, 2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$13.13	$8.53	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.33	.15	.15
Net realized and unrealized gain (loss)	(2.61)	.17 D	4.75	(1.46)
Total from investment operations	(2.51)	.50	4.90	(1.31)
Distributions from net investment income	-	(.31)	(.14)	(.13)
Distributions from net realized gain	(.60)	(.76)	(.16)	(.03)
Total distributions	(.60)	(1.07)	(.30)	(.16)
Net asset value, end of period	$9.45	$12.56	$13.13	$8.53
Total Return E,F	(20.59)%	3.43%	57.93%	(13.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49% I	.49% J	.49%	.50% I,J
Expenses net of fee waivers, if any	.49% I	.49% J	.49%	.50% I,J
Expenses net of all reductions	.49% I	.49% J	.49%	.50% I,J
Net investment income (loss)	1.81% I	2.49%	1.33%	1.97% I
Supplemental Data
Net assets, end of period (000 omitted)	$134,609	$106,193	$43,461	$6,094
Portfolio turnover rate K	16% I,L	23%	13%	33% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended September 30, 2022

1. Organization.
Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares.   Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of September 30, 2022 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.   Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom 2015 Fund	$12,170
Fidelity Freedom 2020 Fund	315,673
Fidelity Freedom 2025 Fund	321,261
Fidelity Freedom 2030 Fund	323,053
Fidelity Freedom 2035 Fund	166,577
Fidelity Freedom 2040 Fund	145,598
Fidelity Freedom 2045 Fund	128,710
Fidelity Freedom 2050 Fund	81,342

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$2,598,041,661	$ 44,092,545	$(237,746,197)	$(193,653,652)
Fidelity Freedom 2005 Fund	834,750,370	15,463,976	(90,104,520)	(74,640,544)
Fidelity Freedom 2010 Fund	4,205,997,014	133,109,437	(459,557,999)	(326,448,562)
Fidelity Freedom 2015 Fund	5,954,083,606	260,938,345	(640,024,404)	(379,086,059)
Fidelity Freedom 2020 Fund	17,860,552,609	956,031,776	(2,052,015,892)	(1,095,984,116)
Fidelity Freedom 2025 Fund	24,110,668,278	1,247,463,052	(3,059,067,795)	(1,811,604,743)
Fidelity Freedom 2030 Fund	31,448,756,129	1,736,717,675	(3,970,712,197)	(2,233,994,522)
Fidelity Freedom 2035 Fund	23,583,550,198	1,461,966,988	(2,958,193,485)	(1,496,226,497)
Fidelity Freedom 2040 Fund	23,220,995,849	1,648,726,711	(2,849,289,483)	(1,200,562,772)
Fidelity Freedom 2045 Fund	15,911,419,306	922,982,564	(2,034,780,713)	(1,111,798,149)
Fidelity Freedom 2050 Fund	14,572,801,088	773,888,800	(1,922,463,735)	(1,148,574,935)
Fidelity Freedom 2055 Fund	8,482,971,163	190,593,029	(1,301,514,241)	(1,110,921,212)
Fidelity Freedom 2060 Fund	3,926,508,366	43,212,465	(717,211,838)	(673,999,373)
Fidelity Freedom 2065 Fund	648,895,193	3,084,261	(142,900,856)	(139,816,595)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Freedom Income Fund
Equity Risk
Futures Contracts	(202,423)	410,799
Total Equity Risk	(202,423)	410,799
Interest Rate Risk
Futures Contracts	(264,893)	(2,742,299)
Total Interest Rate Risk	(264,893)	(2,742,299)
Totals	$ (467,316)	$ (2,331,500)
Fidelity Freedom 2005 Fund
Equity Risk
Futures Contracts	(113,869)	128,762
Total Equity Risk	(113,869)	128,762
Interest Rate Risk
Futures Contracts	(87,041)	(871,477)
Total Interest Rate Risk	(87,041)	(871,477)
Totals	$ (200,910)	$ (742,715)
Fidelity Freedom 2010 Fund
Equity Risk
Futures Contracts	(276,677)	561,899
Total Equity Risk	(276,677)	561,899
Interest Rate Risk
Futures Contracts	(478,980)	(4,427,847)
Total Interest Rate Risk	(478,980)	(4,427,847)
Totals	$ (755,657)	$ (3,865,948)
Fidelity Freedom 2015 Fund
Equity Risk
Futures Contracts	(660,182)	1,140,118
Total Equity Risk	(660,182)	1,140,118
Interest Rate Risk
Futures Contracts	(746,123)	(6,379,244)
Total Interest Rate Risk	(746,123)	(6,379,244)
Totals	$ (1,406,305)	$ (5,239,126)
Fidelity Freedom 2020 Fund
Equity Risk
Futures Contracts	(2,880,903)	4,462,883
Total Equity Risk	(2,880,903)	4,462,883
Interest Rate Risk
Futures Contracts	(2,433,202)	(19,201,817)
Total Interest Rate Risk	(2,433,202)	(19,201,817)
Totals	$ (5,314,105)	$ (14,738,934)
Fidelity Freedom 2025 Fund
Equity Risk
Futures Contracts	(4,575,472)	6,488,579
Total Equity Risk	(4,575,472)	6,488,579
Interest Rate Risk
Futures Contracts	(3,278,014)	(25,508,529)
Total Interest Rate Risk	(3,278,014)	(25,508,529)
Totals	$ (7,853,486)	$ (19,019,950)
Fidelity Freedom 2030 Fund
Equity Risk
Futures Contracts	(7,248,067)	9,226,805
Total Equity Risk	(7,248,067)	9,226,805
Interest Rate Risk
Futures Contracts	(4,356,513)	(33,353,950)
Total Interest Rate Risk	(4,356,513)	(33,353,950)
Totals	$ (11,604,580)	$ (24,127,145)
Fidelity Freedom 2035 Fund
Equity Risk
Futures Contracts	(8,511,168)	7,980,910
Total Equity Risk	(8,511,168)	7,980,910
Interest Rate Risk
Futures Contracts	(3,489,939)	(25,210,015)
Total Interest Rate Risk	(3,489,939)	(25,210,015)
Totals	$ (12,001,107)	$ (17,229,105)
Fidelity Freedom 2040 Fund
Equity Risk
Futures Contracts	(12,333,252)	11,165,222
Total Equity Risk	(12,333,252)	11,165,222
Interest Rate Risk
Futures Contracts	(3,814,231)	(25,169,194)
Total Interest Rate Risk	(3,814,231)	(25,169,194)
Totals	$ (16,147,483)	$ (14,003,972)
Fidelity Freedom 2045 Fund
Equity Risk
Futures Contracts	(7,977,422)	6,383,890
Total Equity Risk	(7,977,422)	6,383,890
Interest Rate Risk
Futures Contracts	(2,522,005)	(16,898,290)
Total Interest Rate Risk	(2,522,005)	(16,898,290)
Totals	$ (10,499,427)	$ (10,514,400)
Fidelity Freedom 2050 Fund
Equity Risk
Futures Contracts	(7,283,701)	5,854,804
Total Equity Risk	(7,283,701)	5,854,804
Interest Rate Risk
Futures Contracts	(2,265,731)	(15,316,260)
Total Interest Rate Risk	(2,265,731)	(15,316,260)
Totals	$ (9,549,432)	$ (9,461,456)
Fidelity Freedom 2055 Fund
Equity Risk
Futures Contracts	(3,960,272)	3,298,556
Total Equity Risk	(3,960,272)	3,298,556
Interest Rate Risk
Futures Contracts	(1,201,677)	(8,387,927)
Total Interest Rate Risk	(1,201,677)	(8,387,927)
Totals	$ (5,161,949)	$ (5,089,371)
Fidelity Freedom 2060 Fund
Equity Risk
Futures Contracts	(1,819,136)	1,607,392
Total Equity Risk	(1,819,136)	1,607,392
Interest Rate Risk
Futures Contracts	(509,018)	(3,682,124)
Total Interest Rate Risk	(509,018)	(3,682,124)
Totals	$ (2,328,154)	$ (2,074,732)
Fidelity Freedom 2065 Fund
Equity Risk
Futures Contracts	(269,532)	266,527
Total Equity Risk	(269,532)	266,527
Interest Rate Risk
Futures Contracts	(69,687)	(562,936)
Total Interest Rate Risk	(69,687)	(562,936)
Totals	$ (339,219)	$ (296,409)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	310,399,328	481,737,712
Fidelity Freedom 2005 Fund	102,793,128	163,723,016
Fidelity Freedom 2010 Fund	496,207,502	778,245,592
Fidelity Freedom 2015 Fund	742,551,475	1,255,136,966
Fidelity Freedom 2020 Fund	2,359,175,197	3,830,631,568
Fidelity Freedom 2025 Fund	3,279,652,184	4,308,578,546
Fidelity Freedom 2030 Fund	4,259,458,895	4,453,101,161
Fidelity Freedom 2035 Fund	3,277,347,988	2,928,359,091
Fidelity Freedom 2040 Fund	3,284,865,047	2,869,917,266
Fidelity Freedom 2045 Fund	2,355,503,506	1,856,766,075
Fidelity Freedom 2050 Fund	2,235,149,774	1,593,317,397
Fidelity Freedom 2055 Fund	1,430,855,198	841,553,348
Fidelity Freedom 2060 Fund	805,557,575	327,914,614
Fidelity Freedom 2065 Fund	212,727,313	40,251,496

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Freedom Income Fund	196,495	29,923	1,963,293	Class K, Class K6
Fidelity Freedom 2005 Fund	49,493	(591)	521,167	Class K6
Fidelity Freedom 2010 Fund	508,976	71,958	6,478,519	Class K, Class K6
Fidelity Freedom 2015 Fund	354,493	160,987	3,633,402	Class K, Class K6
Fidelity Freedom 2020 Fund	1,599,183	1,397,183	20,213,185	Class K, Class K6
Fidelity Freedom 2025 Fund	3,899,217	4,061,068	45,019,757	Class K, Class K6
Fidelity Freedom 2030 Fund	3,674,447	6,332,573	52,724,322	Class K, Class K6
Fidelity Freedom 2035 Fund	3,923,638	7,847,196	47,917,847	Class K, Class K6
Fidelity Freedom 2040 Fund	5,356,804	8,981,075	45,804,215	Class K, Class K6
Fidelity Freedom 2045 Fund	2,902,620	6,535,670	28,406,310	Class K, Class K6
Fidelity Freedom 2050 Fund	2,926,508	6,866,481	28,980,791	Class K, Class K6
Fidelity Freedom 2055 Fund	1,403,975	3,472,974	16,093,718	Class K, Class K6
Fidelity Freedom 2060 Fund	765,123	1,409,900	8,049,091	Class K, Class K6
Fidelity Freedom 2065 Fund	118,946	176,669	1,143,299	Class K, Class K6
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:
	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.491%	.435%
Fidelity Freedom 2015 Fund	.533%	.468%
Fidelity Freedom 2020 Fund	.576%	.503%
Fidelity Freedom 2025 Fund	.618%	.538%
Fidelity Freedom 2030 Fund	.661%	.573%
Fidelity Freedom 2035 Fund	.703%	.608%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:
Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.365%
Fidelity Freedom 2010 Fund	.377%
Fidelity Freedom 2015 Fund	.396%
Fidelity Freedom 2020 Fund	.415%
Fidelity Freedom 2025 Fund	.435%
Fidelity Freedom 2030 Fund	.454%
Fidelity Freedom 2035 Fund	.474%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%
Fidelity Freedom 2065 Fund	.493%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."
Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:
	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Income Fund	54,530,724	1,668,436
Fidelity Freedom 2005 Fund	16,551,420	508,469
Fidelity Freedom 2010 Fund	72,531,100	2,283,284
Fidelity Freedom 2015 Fund	89,345,554	2,894,801
Fidelity Freedom 2020 Fund	221,369,551	7,067,489
Fidelity Freedom 2025 Fund	235,123,384	7,726,440
Fidelity Freedom 2030 Fund	220,978,796	7,962,148

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Net Assets.
Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:
	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Income Fund	250,821,171	24,603,804
Fidelity Freedom 2005 Fund	74,082,513	6,544,098
Fidelity Freedom 2010 Fund	335,213,796	31,210,825
Fidelity Freedom 2015 Fund	427,651,235	38,619,356
Fidelity Freedom 2020 Fund	1,099,689,093	96,828,036
Fidelity Freedom 2025 Fund	1,205,199,986	86,145,299
Fidelity Freedom 2030 Fund	1,200,095,146	71,446,057
Fidelity Freedom 2035 Fund	248,686,136	16,792,714
Fidelity Freedom 2040 Fund	309,932,637	22,435,835
Fidelity Freedom 2045 Fund	203,889,206	14,311,889
Fidelity Freedom 2050 Fund	181,324,282	12,387,316
Fidelity Freedom 2055 Fund	94,965,361	5,715,892
Fidelity Freedom 2060 Fund	37,533,221	1,930,411
Fidelity Freedom 2065 Fund	3,812,883	95,641
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.
	Custodian credits	Transfer Agent credits
Fidelity Freedom Income Fund	$ 6
Class K		$34
Class K6		14
Fidelity Freedom 2005 Fund	15
Class K		39
Class K6		16
Fidelity Freedom 2010 Fund	4
Class K		28
Class K6		10
Fidelity Freedom 2015 Fund	3
Class K		34
Class K6		14
Fidelity Freedom 2020 Fund	2
Class K		42
Class K6		16
Fidelity Freedom 2025 Fund	1
Class K		49
Class K6		22
Fidelity Freedom 2030 Fund	-
Class K		49
Class K6		22
Fidelity Freedom 2035 Fund	1
Class K		50
Class K6		26
Fidelity Freedom 2040 Fund	3
Class K		51
Class K6		25
Fidelity Freedom 2045 Fund	2
Fidelity Freedom 2045 Fund		33
Class K		55
Class K6		29
Fidelity Freedom 2050 Fund	2
Fidelity Freedom 2050 Fund		14
Class K		58
Class K6		29
Fidelity Freedom 2055 Fund	3
Fidelity Freedom 2055 Fund		35
Class K		61
Class K6		30
Fidelity Freedom 2060 Fund	3
Fidelity Freedom 2060 Fund		35
Class K		62
Class K6		32
Fidelity Freedom 2065 Fund	20
Fidelity Freedom 2065 Fund		40
Class K		58
Class K6		35
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2022	Year ended March 31, 2022
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$ 47,123,364	$118,991,291
Class K	19,663,673	53,741,112
Class K6	7,351,157	16,730,089
Total	$ 74,138,194	$ 189,462,492
Fidelity Freedom 2005 Fund
Distributions to shareholders
Fidelity Freedom 2005 Fund	$ 14,091,842	$ 43,610,827
Class K	7,256,852	22,894,594
Class K6	2,666,617	6,924,355
Total	$ 24,015,311	$ 73,429,776
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$ 114,926,543	$ 330,780,379
Class K	36,255,422	111,484,456
Class K6	11,570,865	30,101,828
Total	$ 162,752,830	$ 472,366,663
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$ 186,845,898	$ 503,185,276
Class K	80,776,036	233,539,531
Class K6	28,939,637	72,053,293
Total	$ 296,561,571	$ 808,778,100
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$ 594,158,401	$1,497,733,718
Class K	365,411,734	1,021,296,577
Class K6	126,921,463	285,901,662
Total	$1,086,491,598	$2,804,931,957
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$ 644,524,569	$1,390,020,443
Class K	537,793,340	1,249,727,943
Class K6	214,334,317	416,296,775
Total	$1,396,652,226	$3,056,045,161
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$ 850,192,243	$1,815,146,825
Class K	727,862,642	1,663,191,130
Class K6	293,264,786	545,676,455
Total	$1,871,319,671	$4,024,014,410
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$ 682,153,383	$1,330,916,494
Class K	648,549,602	1,359,767,518
Class K6	286,483,699	496,297,314
Total	$1,617,186,684	$3,186,981,326
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$ 782,478,583	$1,408,661,493
Class K	745,946,852	1,440,225,207
Class K6	328,248,612	513,441,595
Total	$1,856,674,047	$3,362,328,295
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$ 436,595,416	$ 784,616,906
Class K	532,714,598	1,029,356,352
Class K6	244,712,280	383,909,808
Total	$1,214,022,294	$2,197,883,066
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$ 365,264,151	$ 652,636,167
Class K	492,618,131	942,334,414
Class K6	213,025,037	321,954,203
Total	$1,070,907,319	$1,916,924,784
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$ 173,068,983	$ 296,345,760
Class K	269,164,840	491,336,374
Class K6	114,292,065	164,295,822
Total	$ 556,525,888	$ 951,977,956
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$ 63,891,453	$ 99,642,740
Class K	107,256,385	178,794,880
Class K6	46,870,366	60,031,062
Total	$ 218,018,204	$ 338,468,682
Fidelity Freedom 2065 Fund
Distributions to shareholders
Fidelity Freedom 2065 Fund	$ 7,266,663	$ 8,437,371
Class K	10,578,027	12,631,428
Class K6	5,588,427	5,445,584
Total	$ 23,433,117	$ 26,514,383
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2022	Year ended March 31, 2022	Six months ended September 30, 2022	Year ended March 31, 2022
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	6,233,233	22,119,285	$ 66,143,590	$ 267,213,144
Reinvestment of distributions	4,317,204	9,637,846	45,763,195	115,877,879
Shares redeemed	(18,153,253)	(35,979,473)	(192,261,746)	(433,357,462)
Net increase (decrease)	(7,602,816)	(4,222,342)	$(80,354,961)	$(50,266,439)
Class K
Shares sold	5,635,907	16,680,046	$ 59,648,724	$ 200,717,690
Reinvestment of distributions	1,857,147	4,472,952	19,650,000	53,703,106
Shares redeemed	(14,513,760)	(38,281,310)	(153,584,087)	(462,940,655)
Net increase (decrease)	(7,020,706)	(17,128,312)	$(74,285,363)	$(208,519,859)
Class K6
Shares sold	5,419,044	13,137,196	$ 57,167,194	$ 158,945,851
Reinvestment of distributions	695,417	1,395,523	7,351,157	16,730,089
Shares redeemed	(4,246,093)	(10,427,151)	(44,658,299)	(126,008,091)
Net increase (decrease)	1,868,368	4,105,568	$ 19,860,052	$ 49,667,849
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	1,955,343	4,884,825	$ 21,888,065	$ 63,417,362
Reinvestment of distributions	1,236,327	3,373,635	13,809,781	42,938,081
Shares redeemed	(5,803,519)	(10,902,120)	(65,108,386)	(141,393,321)
Net increase (decrease)	(2,611,849)	(2,643,660)	$(29,410,540)	$(35,037,878)
Class K
Shares sold	2,472,525	7,655,725	$ 27,688,363	$ 98,017,800
Reinvestment of distributions	650,839	1,801,026	7,256,852	22,894,594
Shares redeemed	(5,437,411)	(13,304,194)	(61,089,800)	(172,074,021)
Net increase (decrease)	(2,314,047)	(3,847,443)	$(26,144,585)	$(51,161,627)
Class K6
Shares sold	2,431,739	4,791,804	$ 27,229,305	$ 61,935,555
Reinvestment of distributions	240,020	547,203	2,666,617	6,924,355
Shares redeemed	(2,105,283)	(4,293,740)	(23,374,474)	(55,674,250)
Net increase (decrease)	566,476	1,045,267	$ 6,521,448	$ 13,185,660
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	4,790,903	11,443,611	$ 65,559,036	$ 185,302,616
Reinvestment of distributions	8,226,583	20,338,393	112,128,327	323,454,735
Shares redeemed	(20,669,305)	(37,100,208)	(281,657,104)	(599,475,508)
Net increase (decrease)	(7,651,819)	(5,318,204)	$(103,969,741)	$(90,718,157)
Class K
Shares sold	4,091,171	12,207,765	$ 55,913,170	$ 196,166,118
Reinvestment of distributions	2,659,972	7,009,249	36,255,422	111,484,456
Shares redeemed	(13,706,720)	(34,740,922)	(187,675,931)	(564,437,012)
Net increase (decrease)	(6,955,577)	(15,523,908)	$(95,507,339)	$(256,786,438)
Class K6
Shares sold	4,169,515	9,752,068	$ 56,820,392	$ 156,988,522
Reinvestment of distributions	853,309	1,904,870	11,570,865	30,101,828
Shares redeemed	(4,109,726)	(9,083,534)	(55,348,611)	(146,481,634)
Net increase (decrease)	913,098	2,573,404	$ 13,042,646	$ 40,608,716
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	9,948,914	31,636,405	$ 110,743,352	$ 426,444,682
Reinvestment of distributions	16,467,878	37,389,668	182,299,149	493,791,207
Shares redeemed	(40,593,848)	(70,309,859)	(450,270,092)	(943,909,675)
Net increase (decrease)	(14,177,056)	(1,283,786)	$(157,227,591)	$(23,673,786)
Class K
Shares sold	8,699,064	28,366,240	$ 96,564,847	$ 378,836,651
Reinvestment of distributions	7,310,049	17,696,986	80,776,036	233,539,531
Shares redeemed	(34,322,982)	(74,854,158)	(380,938,636)	(1,011,157,920)
Net increase (decrease)	(18,313,869)	(28,790,932)	$(203,597,753)	$(398,781,738)
Class K6
Shares sold	11,175,417	21,362,273	$ 123,840,889	$ 288,820,573
Reinvestment of distributions	2,628,487	5,487,844	28,939,637	72,053,293
Shares redeemed	(10,363,552)	(27,510,463)	(112,791,787)	(373,079,287)
Net increase (decrease)	3,440,352	(660,346)	$ 39,988,739	$(12,205,421)
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	34,119,682	100,889,192	$ 475,083,896	$1,740,420,595
Reinvestment of distributions	41,553,244	86,630,804	573,434,750	1,460,883,797
Shares redeemed	(94,298,124)	(179,040,643)	(1,305,378,149)	(3,071,539,860)
Net increase (decrease)	(18,625,198)	8,479,353	$(256,859,503)	$ 129,764,532
Class K
Shares sold	25,201,308	79,327,683	$ 350,047,917	$1,358,428,900
Reinvestment of distributions	26,476,036	60,534,219	365,369,302	1,021,184,649
Shares redeemed	(100,359,726)	(250,445,089)	(1,390,867,637)	(4,330,562,063)
Net increase (decrease)	(48,682,382)	(110,583,187)	$(675,450,418)	$(1,950,948,514)
Class K6
Shares sold	33,858,904	65,420,870	$ 471,482,600	$1,127,778,622
Reinvestment of distributions	9,237,370	17,045,976	126,921,463	285,901,662
Shares redeemed	(29,239,724)	(80,065,800)	(397,806,156)	(1,392,055,913)
Net increase (decrease)	13,856,550	2,401,046	$ 200,597,907	$ 21,624,371
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	57,516,418	165,275,251	$ 732,776,393	$2,610,131,603
Reinvestment of distributions	49,492,653	88,008,649	627,566,833	1,365,336,639
Shares redeemed	(104,141,665)	(205,066,644)	(1,322,776,416)	(3,225,566,161)
Net increase (decrease)	2,867,406	48,217,256	$ 37,566,810	$ 749,902,081
Class K
Shares sold	55,846,046	159,149,482	$ 710,453,391	$2,498,462,611
Reinvestment of distributions	42,468,622	80,648,053	537,652,752	1,249,414,473
Shares redeemed	(144,831,699)	(343,733,044)	(1,838,258,986)	(5,441,416,390)
Net increase (decrease)	(46,517,031)	(103,935,509)	$(590,152,843)	$(1,693,539,306)
Class K6
Shares sold	62,721,596	113,877,509	$ 796,384,034	$1,791,545,487
Reinvestment of distributions	16,970,255	26,968,555	214,334,317	416,296,775
Shares redeemed	(45,804,996)	(120,631,642)	(571,422,259)	(1,916,410,633)
Net increase (decrease)	33,886,855	20,214,422	$ 439,296,092	$ 291,431,629
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	51,899,027	133,595,046	$ 827,049,712	$2,654,181,525
Reinvestment of distributions	52,637,032	91,762,119	832,717,851	1,788,110,990
Shares redeemed	(77,018,432)	(152,007,544)	(1,219,025,063)	(3,008,304,048)
Net increase (decrease)	27,517,627	73,349,621	$ 440,742,500	$1,433,988,467
Class K
Shares sold	58,150,840	142,180,700	$ 923,331,427	$2,805,538,559
Reinvestment of distributions	46,028,613	85,379,317	727,712,374	1,662,884,419
Shares redeemed	(119,848,675)	(300,736,782)	(1,899,461,477)	(5,999,095,370)
Net increase (decrease)	(15,669,222)	(73,176,765)	$(248,417,676)	$(1,530,672,392)
Class K6
Shares sold	66,192,525	118,508,960	$1,053,128,377	$2,343,787,146
Reinvestment of distributions	18,608,172	28,137,244	293,264,786	545,676,455
Shares redeemed	(33,644,176)	(97,990,956)	(521,922,531)	(1,959,803,476)
Net increase (decrease)	51,156,521	48,655,248	$ 824,470,632	$ 929,660,125
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	52,175,687	113,455,720	$ 712,599,515	$1,968,630,651
Reinvestment of distributions	49,215,159	77,128,510	669,818,320	1,315,370,749
Shares redeemed	(53,540,206)	(119,246,911)	(729,036,851)	(2,068,492,213)
Net increase (decrease)	47,850,640	71,337,319	$ 653,380,984	$1,215,509,187
Class K
Shares sold	61,854,218	138,509,224	$ 844,658,912	$2,391,096,357
Reinvestment of distributions	47,684,036	79,808,534	648,502,850	1,359,680,905
Shares redeemed	(110,576,854)	(265,777,119)	(1,513,900,355)	(4,649,995,558)
Net increase (decrease)	(1,038,600)	(47,459,361)	$(20,738,593)	$(899,218,296)
Class K6
Shares sold	67,928,719	108,871,298	$ 924,976,905	$1,885,798,374
Reinvestment of distributions	21,127,116	29,216,531	286,483,699	496,297,314
Shares redeemed	(30,823,530)	(93,333,642)	(409,874,015)	(1,638,673,084)
Net increase (decrease)	58,232,305	44,754,187	$ 801,586,589	$ 743,422,604
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	65,868,064	144,914,050	$ 634,685,710	$1,808,070,884
Reinvestment of distributions	79,717,572	113,389,482	767,680,220	1,388,923,509
Shares redeemed	(70,405,127)	(157,003,598)	(678,550,066)	(1,957,034,768)
Net increase (decrease)	75,180,509	101,299,934	$ 723,815,864	$1,239,959,625
Class K
Shares sold	81,993,320	177,104,925	$ 792,406,813	$2,197,442,572
Reinvestment of distributions	77,459,334	117,577,057	745,933,382	1,440,201,658
Shares redeemed	(146,719,648)	(377,794,576)	(1,416,155,181)	(4,755,909,005)
Net increase (decrease)	12,733,006	(83,112,594)	$ 122,185,014	$(1,118,264,775)
Class K6
Shares sold	95,695,517	163,741,876	$ 924,049,135	$2,038,251,213
Reinvestment of distributions	34,228,218	42,115,101	328,248,612	513,441,595
Shares redeemed	(41,003,113)	(125,083,975)	(384,158,367)	(1,575,864,464)
Net increase (decrease)	88,920,622	80,773,002	$ 868,139,380	$ 975,828,344
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	45,860,108	91,104,445	$ 506,766,550	$1,299,799,946
Reinvestment of distributions	38,802,853	55,188,275	428,383,490	774,085,743
Shares redeemed	(38,076,334)	(92,060,326)	(421,445,298)	(1,316,821,262)
Net increase (decrease)	46,586,627	54,232,394	$ 513,704,742	$ 757,064,427
Class K
Shares sold	62,486,582	129,603,483	$ 690,599,704	$1,839,866,004
Reinvestment of distributions	48,294,367	73,437,119	532,686,864	1,029,308,656
Shares redeemed	(99,481,292)	(238,834,004)	(1,105,716,962)	(3,442,233,635)
Net increase (decrease)	11,299,657	(35,793,402)	$ 117,569,606	$ (573,058,975)
Class K6
Shares sold	68,231,072	109,099,983	$ 751,824,195	$1,553,372,462
Reinvestment of distributions	22,266,813	27,517,155	244,712,280	383,909,808
Shares redeemed	(27,240,811)	(89,870,054)	(293,487,810)	(1,298,126,989)
Net increase (decrease)	63,257,074	46,747,084	$ 703,048,665	$ 639,155,281
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	45,676,991	83,090,795	$ 510,434,340	$1,195,087,164
Reinvestment of distributions	32,045,815	45,388,770	357,631,298	642,458,392
Shares redeemed	(33,758,371)	(82,022,643)	(376,897,939)	(1,182,000,294)
Net increase (decrease)	43,964,435	46,456,922	$ 491,167,699	$ 655,545,262
Class K
Shares sold	62,837,590	125,609,161	$ 700,876,374	$1,799,974,225
Reinvestment of distributions	44,179,914	66,634,241	492,606,037	942,315,016
Shares redeemed	(89,219,078)	(213,468,368)	(998,974,573)	(3,096,075,637)
Net increase (decrease)	17,798,426	(21,224,966)	$ 194,507,838	$(353,786,396)
Class K6
Shares sold	65,843,762	103,765,008	$ 734,073,143	$1,488,418,420
Reinvestment of distributions	19,139,716	22,812,162	213,025,037	321,954,203
Shares redeemed	(24,100,710)	(76,162,066)	(262,559,491)	(1,112,911,369)
Net increase (decrease)	60,882,768	50,415,104	$ 684,538,689	$ 697,461,254
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	29,092,846	48,944,593	$ 375,820,750	$ 809,607,355
Reinvestment of distributions	13,066,534	17,819,643	168,688,945	290,755,908
Shares redeemed	(16,538,663)	(42,105,665)	(213,502,862)	(698,242,837)
Net increase (decrease)	25,620,717	24,658,571	$ 331,006,833	$ 402,120,426
Class K
Shares sold	42,477,958	78,791,763	$ 547,525,126	$1,300,207,031
Reinvestment of distributions	20,848,786	30,116,057	269,157,830	491,325,051
Shares redeemed	(48,575,567)	(101,055,238)	(630,024,804)	(1,685,810,073)
Net increase (decrease)	14,751,177	7,852,582	$ 186,658,152	$ 105,722,009
Class K6
Shares sold	38,381,677	53,056,696	$ 492,980,639	$ 875,120,349
Reinvestment of distributions	8,866,723	10,089,839	114,292,065	164,295,821
Shares redeemed	(13,049,477)	(37,974,925)	(165,405,355)	(638,190,211)
Net increase (decrease)	34,198,923	25,171,610	$ 441,867,349	$ 401,225,959
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	18,907,344	30,895,112	$ 223,478,826	$ 464,438,162
Reinvestment of distributions	5,246,482	6,541,056	62,170,814	97,295,738
Shares redeemed	(8,557,084)	(20,384,158)	(101,346,277)	(307,750,600)
Net increase (decrease)	15,596,742	17,052,010	$ 184,303,363	$ 253,983,300
Class K
Shares sold	30,532,574	52,258,699	$ 360,143,497	$ 783,831,053
Reinvestment of distributions	9,050,821	12,027,251	107,252,227	178,787,491
Shares redeemed	(24,768,579)	(48,018,862)	(292,852,997)	(726,660,382)
Net increase (decrease)	14,814,816	16,267,088	$ 174,542,727	$ 235,958,162
Class K6
Shares sold	24,235,537	31,341,471	$ 285,703,570	$ 469,274,638
Reinvestment of distributions	3,958,646	4,041,952	46,870,366	60,031,061
Shares redeemed	(6,627,653)	(17,051,658)	(77,260,669)	(259,770,406)
Net increase (decrease)	21,566,530	18,331,765	$ 255,313,267	$ 269,535,293
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund
Shares sold	6,254,127	8,615,473	$ 67,041,362	$ 115,509,722
Reinvestment of distributions	648,604	613,946	7,004,921	8,202,794
Shares redeemed	(1,688,849)	(3,035,183)	(18,072,850)	(40,814,756)
Net increase (decrease)	5,213,882	6,194,236	$ 55,973,433	$ 82,897,760
Class K
Shares sold	9,774,705	14,515,549	$ 104,733,345	$ 194,247,222
Reinvestment of distributions	978,541	944,722	10,578,027	12,631,427
Shares redeemed	(4,653,847)	(7,097,895)	(50,063,071)	(95,900,283)
Net increase (decrease)	6,099,399	8,362,376	$ 65,248,301	$ 110,978,366
Class K6
Shares sold	6,838,691	7,203,870	$ 73,411,722	$ 96,427,860
Reinvestment of distributions	516,014	406,566	5,588,427	5,445,584
Shares redeemed	(1,563,403)	(2,468,943)	(16,677,653)	(33,301,760)
Net increase (decrease)	5,791,302	5,141,493	$ 62,322,496	$ 68,571,684
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	17%	21%	13%	-%	-%	-%	-%
Fidelity Series All-Sector Equity Fund	-%	-%	13%	12%	15%	10%	-%
Fidelity Series Blue Chip Growth Fund	-%	-%	13%	12%	14%	-%	-%
Fidelity Series Canada Fund	-%	-%	13%	12%	14%	-%	-%
Fidelity Series Commodity Strategy Fund	-%	11%	14%	10%	11%	-%	-%
Fidelity Series Emerging Markets Debt Fund	-%	11%	14%	11%	11%	-%	-%
Fidelity Series Emerging Markets Debt Local Currency Fund	-%	11%	14%	11%	11%	-%	-%
Fidelity Series Emerging Markets Fund	-%	-%	13%	11%	13%	-%	-%
Fidelity Series Emerging Markets Opportunities Fund	-%	-%	13%	11%	13%	-%	-%
Fidelity Series Floating Rate High Income Fund	-%	11%	14%	10%	11%	-%	-%
Fidelity Series Growth Company Fund	-%	-%	15%	14%	17%	12%	11%
Fidelity Series High Income Fund	-%	11%	14%	11%	11%	-%	-%
Fidelity Series International Credit Fund	18%	15%	15%	-%	-%	-%	-%
Fidelity Series International Developed Markets Bond Index Fund	-%	11%	14%	-%	-%	-%	-%
Fidelity Series International Growth Fund	-%	-%	13%	12%	14%	-%	-%
Fidelity Series International Small Cap Fund	-%	-%	13%	12%	14%	-%	-%
Fidelity Series International Value Fund	-%	-%	13%	12%	14%	-%	-%
Fidelity Series Intrinsic Opportunities Fund	-%	10%	15%	14%	17%	12%	11%
Fidelity Series Investment Grade Bond Fund	15%	18%	21%	-%	-%	-%	-%
Fidelity Series Large Cap Stock Fund	-%	-%	13%	12%	14%	-%	-%
Fidelity Series Large Cap Value Index Fund	-%	-%	10%	-%	12%	-%	-%
Fidelity Series Long-Term Treasury Bond Index Fund	-%	-%	10%	-%	-%	-%	-%
Fidelity Series Opportunistic Insights Fund	-%	-%	13%	13%	15%	10%	-%
Fidelity Series Overseas Fund	-%	-%	13%	12%	14%	-%	-%
Fidelity Series Real Estate Income Fund	-%	11%	14%	10%	10%	-%	-%
Fidelity Series Small Cap Discovery Fund	-%	-%	15%	14%	17%	12%	11%
Fidelity Series Small Cap Opportunities Fund	-%	-%	12%	12%	14%	-%	-%
Fidelity Series Stock Selector Large Cap Value Fund	-%	-%	13%	13%	15%	10%	-%
Fidelity Series Value Discovery Fund	-%	-%	12%	12%	14%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	30%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	58%
Fidelity Series All-Sector Equity Fund	84%
Fidelity Series Blue Chip Growth Fund	82%
Fidelity Series Canada Fund	81%
Fidelity Series Commodity Strategy Fund	80%
Fidelity Series Emerging Markets Debt Fund	79%
Fidelity Series Emerging Markets Debt Local Currency Fund	79%
Fidelity Series Emerging Markets Fund	80%
Fidelity Series Emerging Markets Opportunities Fund	81%
Fidelity Series Floating Rate High Income Fund	78%
Fidelity Series Government Money Market Fund	49%
Fidelity Series Growth Company Fund	96%
Fidelity Series High Income Fund	79%
Fidelity Series International Credit Fund	91%
Fidelity Series International Developed Markets Bond Index Fund	47%
Fidelity Series International Growth Fund	82%
Fidelity Series International Small Cap Fund	81%
Fidelity Series International Value Fund	82%
Fidelity Series Intrinsic Opportunities Fund	97%
Fidelity Series Investment Grade Bond Fund	78%
Fidelity Series Large Cap Stock Fund	81%
Fidelity Series Large Cap Value Index Fund	67%
Fidelity Series Long-Term Treasury Bond Index Fund	56%
Fidelity Series Opportunistic Insights Fund	86%
Fidelity Series Overseas Fund	82%
Fidelity Series Real Estate Income Fund	78%
Fidelity Series Short-Term Credit Fund	36%
Fidelity Series Small Cap Discovery Fund	96%
Fidelity Series Small Cap Opportunities Fund	79%
Fidelity Series Stock Selector Large Cap Value Fund	87%
Fidelity Series Value Discovery Fund	78%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022
Fidelity Freedom® Income Fund
Fidelity Freedom® Income Fund	.46%
Actual		$ 1,000	$ 895.00	$ 2.19
Hypothetical- B		$ 1,000	$ 1,022.76	$ 2.33
Class K	.41%
Actual		$ 1,000	$ 895.80	$ 1.95
Hypothetical- B		$ 1,000	$ 1,023.01	$ 2.08
Class K6	.36%
Actual		$ 1,000	$ 896.10	$ 1.71
Hypothetical- B		$ 1,000	$ 1,023.26	$ 1.83
Fidelity Freedom® 2005 Fund
Fidelity Freedom® 2005 Fund	.47%
Actual		$ 1,000	$ 890.40	$ 2.23
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.38
Class K	.42%
Actual		$ 1,000	$ 891.30	$ 1.99
Hypothetical- B		$ 1,000	$ 1,022.96	$ 2.13
Class K6	.37%
Actual		$ 1,000	$ 891.90	$ 1.75
Hypothetical- B		$ 1,000	$ 1,023.21	$ 1.88
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2010 Fund	.49%
Actual		$ 1,000	$ 873.50	$ 2.30
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Class K	.44%
Actual		$ 1,000	$ 873.60	$ 2.07
Hypothetical- B		$ 1,000	$ 1,022.86	$ 2.23
Class K6	.38%
Actual		$ 1,000	$ 873.90	$ 1.79
Hypothetical- B		$ 1,000	$ 1,023.16	$ 1.93
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2015 Fund	.53%
Actual		$ 1,000	$ 855.60	$ 2.47
Hypothetical- B		$ 1,000	$ 1,022.41	$ 2.69
Class K	.47%
Actual		$ 1,000	$ 855.70	$ 2.19
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.38
Class K6	.40%
Actual		$ 1,000	$ 855.50	$ 1.86
Hypothetical- B		$ 1,000	$ 1,023.06	$ 2.03
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2020 Fund	.58%
Actual		$ 1,000	$ 837.20	$ 2.67
Hypothetical- B		$ 1,000	$ 1,022.16	$ 2.94
Class K	.50%
Actual		$ 1,000	$ 837.80	$ 2.30
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.54
Class K6	.42%
Actual		$ 1,000	$ 838.20	$ 1.94
Hypothetical- B		$ 1,000	$ 1,022.96	$ 2.13
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2025 Fund	.62%
Actual		$ 1,000	$ 828.00	$ 2.84
Hypothetical- B		$ 1,000	$ 1,021.96	$ 3.14
Class K	.54%
Actual		$ 1,000	$ 828.70	$ 2.48
Hypothetical- B		$ 1,000	$ 1,022.36	$ 2.74
Class K6	.44%
Actual		$ 1,000	$ 828.60	$ 2.02
Hypothetical- B		$ 1,000	$ 1,022.86	$ 2.23
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2030 Fund	.66%
Actual		$ 1,000	$ 823.00	$ 3.02
Hypothetical- B		$ 1,000	$ 1,021.76	$ 3.35
Class K	.57%
Actual		$ 1,000	$ 823.70	$ 2.61
Hypothetical- B		$ 1,000	$ 1,022.21	$ 2.89
Class K6	.45%
Actual		$ 1,000	$ 823.50	$ 2.06
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.28
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2035 Fund	.70%
Actual		$ 1,000	$ 808.10	$ 3.17
Hypothetical- B		$ 1,000	$ 1,021.56	$ 3.55
Class K	.61%
Actual		$ 1,000	$ 808.70	$ 2.77
Hypothetical- B		$ 1,000	$ 1,022.01	$ 3.09
Class K6	.47%
Actual		$ 1,000	$ 809.40	$ 2.13
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.38
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2040 Fund	.75%
Actual		$ 1,000	$ 794.90	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class K	.64%
Actual		$ 1,000	$ 794.50	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class K6	.49%
Actual		$ 1,000	$ 795.70	$ 2.21
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2045 Fund	.75%
Actual		$ 1,000	$ 792.80	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class K	.64%
Actual		$ 1,000	$ 793.00	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class K6	.49%
Actual		$ 1,000	$ 794.20	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2050 Fund	.75%
Actual		$ 1,000	$ 792.90	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class K	.64%
Actual		$ 1,000	$ 793.70	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class K6	.49%
Actual		$ 1,000	$ 793.90	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2055 Fund	.75%
Actual		$ 1,000	$ 793.00	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class K	.64%
Actual		$ 1,000	$ 793.20	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class K6	.49%
Actual		$ 1,000	$ 794.00	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2060 Fund	.75%
Actual		$ 1,000	$ 792.90	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class K	.64%
Actual		$ 1,000	$ 792.90	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class K6	.49%
Actual		$ 1,000	$ 793.50	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2065 Fund	.75%
Actual		$ 1,000	$ 793.00	$ 3.37
Hypothetical- B		$ 1,000	$ 1,021.31	$ 3.80
Class K	.64%
Actual		$ 1,000	$ 793.40	$ 2.88
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class K6	.49%
Actual		$ 1,000	$ 794.10	$ 2.20
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) (the Advisory Contract) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unitary fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) of each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for Freedom 2065 Fund, the most recent one-year period). No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds differ significantly in their asset allocation strategy, degree of active management and glidepath construction. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee . The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, also was considered by the Board.

The Board noted that a different unitary (subject to certain limited exceptions) management fee rate  is applicable to each class of each fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets.

The Board compared each fund's class-level management fee rates for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021. The Board noted that each fund's class-level management fee rates rank above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2021. The Board noted that each fund's unitary fee arrangement covers all operating expenses of the fund, subject to certain exceptions, and that the fee structures of the majority of peer funds do not include top-level management fees. The Board noted that for this reason, Fidelity believes that a comparison of total expense ratios (including acquired fund fees and expenses) is more useful than comparisons of the unitary advisory fee paid by each class and the advisory fee paid by most competitor funds. The Board also noted that the primary comparisons for the funds are against competitor target date funds with holdings that are actively managed, but that there is still wide dispersion in the strategic and active allocation among competitors, regardless of whether the funds have similar vintages.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (the retail class) of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense (including acquired fund fees and expenses) ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that each fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily due to differences in transfer agent fees.

The Board noted that the total net expense ratio, which includes the expenses of the Series Funds, of the retail class: (i) ranked below the similar sales load structure group competitive median for 2021 for Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund, Freedom 2060 Fund, Freedom 2065 Fund, and Freedom Income Fund; and (ii) ranked above the similar sales load structure group competitive median for 2021 for Freedom 2020 Fund.

The Board noted that the total net expense ratio, which includes the expenses of the Series Funds, of the retail class (i) ranked below the ASPG competitive median for 2021 for Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2025 Fund, Freedom 2030 Fund, and Freedom Income Fund; and (ii) ranked above the ASPG competitive median for 2021 for Freedom 2020 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund, Freedom 2060 Fund, and Freedom 2065 Fund. The Board noted Fidelity's explanation that these funds were above their respective ASPG medians because of higher equity and/or international allocations relative to competitors.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class K6 of the applicable fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contract should be renewed.

1.537284.125
FF-SANN-1122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 18, 2022